First Trust CEF Income Opportunity ETF (FCEF)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description	Value
	Closed-End Funds — 98.3%
	Capital Markets — 98.3%
23,699	Adams Natural Resources Fund, Inc.	$380,369
41,175	Advent Convertible and Income Fund	737,856
9,391	Angel Oak Dynamic Financial Strategies Income Term Trust	190,356
21,352	Apollo Tactical Income Fund, Inc.	331,597
79,601	Ares Dynamic Credit Allocation Fund, Inc.	1,264,860
28,118	Barings Global Short Duration High Yield Fund	466,478
23,537	BlackRock Corporate High Yield Fund, Inc.	285,033
24,382	BlackRock Health Sciences Trust II	592,239
26,549	BlackRock Multi-Sector Income Trust	481,864
28,673	BlackRock Science & Technology Trust	1,497,877
30,781	BlackRock Science & Technology Trust II	1,231,856
49,743	Blackstone Strategic Credit Fund	681,479
17,296	Central Securities Corp.	688,208
25,878	Cohen & Steers Infrastructure Fund, Inc.	720,961
57,522	Cohen & Steers REIT and Preferred and Income Fund, Inc.	1,546,767
62,501	DoubleLine Income Solutions Fund	1,033,766
11,227	Eaton Vance Enhanced Equity Income Fund	220,835
44,127	Eaton Vance Short Duration Diversified Income Fund	577,181
52,464	Eaton Vance Tax-Advantaged Dividend Income Fund	1,461,122
81,842	Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,775,971
45,067	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	1,369,135
47,017	Gabelli Dividend & Income Trust (The)	1,212,098
18,421	General American Investors Co., Inc.	778,656
44,946	John Hancock Tax-Advantaged Dividend Income Fund	1,082,749
13,343	Lazard Global Total Return and Income Fund, Inc.	268,595
36,481	Macquarie Global Infrastructure Total Return Fund, Inc.	830,308
148,391	Nuveen Credit Strategies Income Fund	966,025
37,387	Nuveen Multi-Asset Income Fund	666,236
86,076	Nuveen Preferred & Income Opportunities Fund	806,532
29,353	Nuveen Real Asset Income and Growth Fund	445,285
77,055	PGIM Global High Yield Fund, Inc.	1,157,366

Shares	Description	Value
	Closed-End Funds (Continued)
	Capital Markets (Continued)
48,715	PIMCO Dynamic Credit and Mortgage Income Fund	$1,004,990
17,314	PIMCO Dynamic Income Opportunities Fund	350,955
33,858	Principal Real Estate Income Fund	512,949
17,155	Royce Micro-Cap Trust, Inc.	192,651
41,247	Royce Value Trust, Inc.	758,945
25,133	Source Capital, Inc.	1,132,242
53,276	Tekla Healthcare Investors	1,289,279
54,777	Tekla Healthcare Opportunities Fund	1,288,355
20,309	Tekla Life Sciences Investors	402,931
23,070	Templeton Emerging Markets Fund	384,577
29,415	Tri-Continental Corp.	1,023,054
24,503	Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund	661,826
26,163	Virtus AllianzGI Convertible & Income 2024 Target Term Fund	265,554
11,958	Virtus AllianzGI Equity & Convertible Income Fund	367,828
49,381	Western Asset Emerging Markets Debt Fund, Inc.	644,916
54,490	Western Asset High Income Opportunity Fund, Inc.	276,809
21,084	Western Asset Inflation-Linked Opportunities & Income Fund	284,845

	Total Closed-End Funds — 98.3%	36,592,366
	(Cost $33,723,378)

	Money Market Funds — 1.2%
437,401	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (a)	437,401
	(Cost $437,401)

	Total Investments — 99.5%	37,029,767
	(Cost $34,160,779) (b)
	Net Other Assets and Liabilities — 0.5%	178,761
	Net Assets — 100.0%	$37,208,528

First Trust CEF Income Opportunity ETF (FCEF)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,886,693 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,017,705. The net unrealized appreciation was $2,868,988.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$36,592,366	$—	$—
Money Market Funds	437,401	—	—
Total Investments	$37,029,767	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Municipal CEF Income Opportunity ETF (MCEF)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description	Value
	Closed-End Funds — 90.5%
	Capital Markets — 90.5%
39,298	BlackRock MuniAssets Fund, Inc.	$640,557
26,087	BlackRock Municipal Income Quality Trust	402,783
33,467	BlackRock Municipal Income Trust	496,985
44,599	BlackRock MuniHoldings Fund, Inc.	734,992
47,309	BlackRock MuniHoldings Investment Quality Fund	685,507
60,635	BlackRock MuniHoldings Quality Fund II, Inc.	833,731
40,858	BlackRock MuniYield Quality Fund II, Inc.	592,032
54,784	BlackRock MuniYield Quality Fund III, Inc.	808,612
20,991	Eaton Vance Municipal Bond Fund	282,749
33,095	Eaton Vance Municipal Income Trust	453,402
48,186	Invesco Municipal Trust	658,703
18,057	Invesco Pennsylvania Value Municipal Income Trust	245,395
59,864	Invesco Quality Municipal Income Trust	790,205
47,760	Invesco Trust for Investment Grade Municipals	655,267
36,268	Invesco Value Municipal Income Trust	607,852
8,978	MainStay MacKay DefinedTerm Municipal Opportunities Fund	190,693
9,245	Neuberger Berman Municipal Fund, Inc.	149,861
56,906	Nuveen AMT-Free Municipal Credit Income Fund	1,004,960
63,981	Nuveen AMT-Free Quality Municipal Income Fund	978,270
49,044	Nuveen Dynamic Municipal Opportunities Fund	767,539
48,571	Nuveen Enhanced Municipal Value Fund	751,393
13,216	Nuveen Intermediate Duration Municipal Term Fund	197,447
13,924	Nuveen Intermediate Duration Quality Municipal Term Fund	205,518
51,557	Nuveen Municipal Credit Income Fund	886,265
46,263	Nuveen Municipal Credit Opportunities Fund	718,464
36,558	Nuveen Municipal High Income Opportunity Fund	542,521
56,899	Nuveen Quality Municipal Income Fund	889,900
38,098	Nuveen Select Tax-Free Income2 Portfolio	582,899
8,190	Pioneer Municipal High Income Opportunities Fund, Inc.	151,106

Shares	Description	Value
	Closed-End Funds (Continued)
	Capital Markets (Continued)
45,491	Western Asset Intermediate Muni Fund, Inc.	$443,537
41,070	Western Asset Municipal Partners Fund, Inc.	648,495
	Total Closed-End Funds — 90.5%	17,997,640
	(Cost $17,641,617)

	Exchange-Traded Funds — 6.9%
	Capital Markets — 6.9%
10,408	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	587,016
12,459	VanEck High Yield Muni ETF	777,566
	Total Exchange-Traded Funds — 6.9%	1,364,582
	(Cost $1,372,906)

	Total Investments — 97.4%	19,362,222
	(Cost $19,014,523) (a)
	Net Other Assets and Liabilities — 2.6%	513,527
	Net Assets — 100.0%	$19,875,749

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $397,939 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $50,240. The net unrealized appreciation was $347,699.

First Trust Municipal CEF Income Opportunity ETF (MCEF)

Portfolio of Investments
November 30, 2021 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$17,997,640	$—	$—
Exchange-Traded Funds*	1,364,582	—	—
Total Investments	$19,362,222	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund VIII

November 30, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 75.0%
	Aerospace & Defense — 2.0%
587	Boeing (The) Co. (a)	$116,138
603	General Dynamics Corp.	113,949
344	Lockheed Martin Corp.	114,662
1,426	Raytheon Technologies Corp.	115,392
		460,141

	Air Freight & Logistics — 1.0%
495	FedEx Corp.	114,033
576	United Parcel Service, Inc., Class B	114,261
		228,294

	Automobiles — 1.5%
5,998	Ford Motor Co.	115,101
1,985	General Motors Co. (a)	114,872
101	Tesla, Inc. (a)	115,621
		345,594

	Banks — 2.5%
2,579	Bank of America Corp.	114,688
1,806	Citigroup, Inc.	115,042
724	JPMorgan Chase & Co.	114,993
2,072	U.S. Bancorp	114,665
2,409	Wells Fargo & Co.	115,102
		574,490

	Beverages — 1.5%
2,169	Coca-Cola (The) Co.	113,764
2,578	Molson Coors Beverage Co., Class B	114,566
711	PepsiCo, Inc.	113,604
		341,934

	Biotechnology — 2.0%
995	AbbVie, Inc.	114,704
577	Amgen, Inc.	114,754
496	Biogen, Inc. (a)	116,927
1,653	Gilead Sciences, Inc.	113,941
		460,326

	Capital Markets — 2.0%
2,089	Bank of New York Mellon (The) Corp.	114,456
126	BlackRock, Inc.	113,981
303	Goldman Sachs Group (The), Inc.	115,440
1,216	Morgan Stanley	115,301
		459,178

	Chemicals — 1.5%
1,886	CF Industries Holdings, Inc.	114,273
2,103	Dow, Inc.	115,518
1,549	DuPont de Nemours, Inc.	114,564
		344,355

	Communications Equipment — 2.0%
924	Arista Networks, Inc. (a)	114,631

Shares	Description	Value
	Common Stocks (Continued)
	Communications Equipment (Continued)
2,090	Cisco Systems, Inc.	$114,616
508	F5, Inc. (a)	115,611
3,673	Juniper Networks, Inc.	114,340
		459,198

	Consumer Finance — 1.0%
755	American Express Co.	114,987
819	Capital One Financial Corp.	115,094
		230,081

	Containers & Packaging — 0.5%
1,830	Sealed Air Corp.	113,680

	Diversified Financial Services — 0.5%
415	Berkshire Hathaway, Inc., Class B (a)	114,826

	Diversified Telecommunication Services — 1.5%
5,053	AT&T, Inc.	115,360
9,339	Lumen Technologies, Inc.	115,243
2,293	Verizon Communications, Inc.	115,269
		345,872

	Electric Utilities — 2.5%
1,171	Duke Energy Corp.	113,599
2,160	Exelon Corp.	113,897
1,309	NextEra Energy, Inc.	113,595
1,764	Pinnacle West Capital Corp.	114,748
1,856	Southern (The) Co.	113,401
		569,240

	Electrical Equipment — 0.5%
1,295	Emerson Electric Co.	113,753

	Electronic Equipment, Instruments & Components — 0.5%
713	IPG Photonics Corp. (a)	117,068

	Energy Equipment & Services — 1.0%
3,997	Schlumberger N.V.	114,634
20,518	TechnipFMC PLC (a)	116,337
		230,971

	Entertainment — 2.0%
923	Electronic Arts, Inc.	114,655
1,080	Live Nation Entertainment, Inc. (a)	115,182
178	Netflix, Inc. (a)	114,258
801	Walt Disney (The) Co. (a)	116,065
		460,160

	Equity Real Estate Investment Trusts — 2.0%
435	American Tower Corp.	114,179
925	Federal Realty Investment Trust	113,470

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
753	Simon Property Group, Inc.	$115,089
1,664	SL Green Realty Corp.	115,531
		458,269

	Food & Staples Retailing — 1.5%
210	Costco Wholesale Corp.	113,270
2,558	Walgreens Boots Alliance, Inc.	114,598
820	Walmart, Inc.	115,317
		343,185

	Food Products — 1.0%
3,422	Kraft Heinz (The) Co.	115,014
1,929	Mondelez International, Inc., Class A	113,695
		228,709

	Health Care Equipment & Supplies — 1.5%
909	Abbott Laboratories	114,325
2,345	DENTSPLY SIRONA, Inc.	114,296
1,069	Medtronic PLC	114,062
		342,683

	Health Care Providers & Services — 2.5%
1,278	CVS Health Corp.	113,819
1,199	DaVita, Inc. (a)	113,305
1,598	Henry Schein, Inc. (a)	113,554
260	UnitedHealth Group, Inc.	115,497
960	Universal Health Services, Inc., Class B	113,981
		570,156

	Hotels, Restaurants & Leisure — 2.0%
55	Booking Holdings, Inc. (a)	115,602
468	McDonald’s Corp.	114,473
6,042	Norwegian Cruise Line Holdings Ltd. (a)	117,879
1,046	Starbucks Corp.	114,683
		462,637

	Household Durables — 1.0%
2,831	Leggett & Platt, Inc.	114,344
5,355	Newell Brands, Inc.	114,972
		229,316

	Household Products — 1.0%
1,510	Colgate-Palmolive Co.	113,280
786	Procter & Gamble (The) Co.	113,640
		226,920

	Industrial Conglomerates — 1.5%
670	3M Co.	113,927
1,209	General Electric Co.	114,843

Shares	Description	Value
	Common Stocks (Continued)
	Industrial Conglomerates (Continued)
565	Honeywell International, Inc.	$114,265
		343,035

	Insurance — 2.5%
1,039	Allstate (The) Corp.	112,960
2,175	American International Group, Inc.	114,405
750	Assurant, Inc.	114,075
1,962	MetLife, Inc.	115,091
4,966	Unum Group	114,715
		571,246

	Interactive Media & Services — 1.0%
40	Alphabet, Inc., Class A (a)	113,518
353	Meta Platforms, Inc., Class A (a)	114,534
		228,052

	Internet & Direct Marketing Retail — 0.5%
33	Amazon.com, Inc. (a)	115,733

	IT Services — 5.0%
318	Accenture PLC, Class A	113,653
1,017	Akamai Technologies, Inc. (a)	114,616
669	Broadridge Financial Solutions, Inc.	112,773
366	Gartner, Inc. (a)	114,283
986	International Business Machines Corp.	115,461
759	Jack Henry & Associates, Inc.	115,087
368	Mastercard, Inc., Class A	115,891
626	PayPal Holdings, Inc. (a)	115,741
594	Visa, Inc., Class A	115,099
7,291	Western Union (The) Co.	115,344
		1,147,948

	Life Sciences Tools & Services — 1.0%
354	Danaher Corp.	113,861
180	Thermo Fisher Scientific, Inc.	113,909
		227,770

	Machinery — 1.0%
596	Caterpillar, Inc.	115,237
3,842	Flowserve Corp.	115,183
		230,420

	Media — 4.0%
177	Charter Communications, Inc., Class A (a)	114,392
2,303	Comcast Corp., Class A	115,104
4,972	Discovery, Inc., Class A (a)	115,698
3,675	DISH Network Corp., Class A (a)	114,844
3,219	Fox Corp., Class A	114,950
3,485	Interpublic Group of Cos. (The), Inc.	115,667
5,293	News Corp., Class B	114,064

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Media (Continued)
1,719	Omnicom Group, Inc.	$115,706
		920,425

	Multiline Retail — 0.5%
471	Target Corp.	114,849

	Oil, Gas & Consumable Fuels — 2.0%
1,010	Chevron Corp.	113,999
1,632	ConocoPhillips	114,452
1,920	Exxon Mobil Corp.	114,893
7,431	Kinder Morgan, Inc.	114,883
		458,227

	Pharmaceuticals — 3.0%
2,148	Bristol-Myers Squibb Co.	115,197
458	Eli Lilly & Co.	113,602
734	Johnson & Johnson	114,453
1,551	Merck & Co., Inc.	116,185
3,149	Perrigo Co. PLC	115,600
2,145	Pfizer, Inc.	115,251
		690,288

	Professional Services — 0.5%
1,301	Leidos Holdings, Inc.	114,371

	Road & Rail — 0.5%
486	Union Pacific Corp.	114,521

	Semiconductors & Semiconductor Equipment — 2.5%
2,342	Intel Corp.	115,226
355	NVIDIA Corp.	116,000
790	Qorvo, Inc. (a)	115,522
630	QUALCOMM, Inc.	113,753
596	Texas Instruments, Inc.	114,652
		575,153

	Software — 3.0%
170	Adobe, Inc. (a)	113,874
1,428	Citrix Systems, Inc.	114,854
348	Microsoft Corp.	115,045
1,247	Oracle Corp.	113,153
402	salesforce.com, Inc. (a)	114,554
221	Tyler Technologies, Inc. (a)	114,695
		686,175

	Specialty Retail — 1.5%
6,913	Gap (The), Inc.	114,272
285	Home Depot (The), Inc.	114,174
467	Lowe’s Cos., Inc.	114,223
		342,669

Shares	Description	Value
	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 3.0%
701	Apple, Inc.	$115,875
8,081	Hewlett Packard Enterprise Co.	115,962
1,278	NetApp, Inc.	113,589
1,122	Seagate Technology Holdings PLC	115,196
1,990	Western Digital Corp. (a)	115,101
6,292	Xerox Holdings Corp.	115,899
		691,622

	Textiles, Apparel & Luxury Goods — 2.5%
7,148	Hanesbrands, Inc.	115,440
675	NIKE, Inc., Class B	114,237
1,080	PVH Corp.	115,322
996	Ralph Lauren Corp.	115,576
4,883	Under Armour, Inc., Class A (a)	115,190
		575,765

	Tobacco — 1.0%
2,691	Altria Group, Inc.	114,744
1,329	Philip Morris International, Inc.	114,215
		228,959
	Total Common Stocks — 75.0%	17,208,264
	(Cost $14,482,903)

	Money Market Funds — 0.4%
94,504	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	94,504
	(Cost $94,504)

	Total Investments — 75.4%	17,302,768
	(Cost $14,577,407) (c)
	Net Other Assets and Liabilities — 24.6%	5,643,576
	Net Assets — 100.0%	$22,946,344

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,380,213 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $654,852. The net unrealized appreciation was $2,725,361.

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$17,208,264	$—	$—
Money Market Funds	94,504	—	—
Total Investments	$17,302,768	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT BONDS AND NOTES — 39.1%

$56,704,000	U.S. Treasury Bond	2.25%	05/15/41	$60,407,480
21,738,000	U.S. Treasury Bond	1.75%	08/15/41	21,354,188
13,860,000	U.S. Treasury Bond	2.00%	08/15/51	14,533,509
331,585,000	U.S. Treasury Bond	1.88%	11/15/51	338,527,561
11,841,565	U.S. Treasury Inflation Indexed Bond (a)	0.13%	02/15/51	14,238,947
241,719,000	U.S. Treasury Note	0.25%	09/30/23	240,798,391
303,255,000	U.S. Treasury Note	0.38%	10/31/23	302,627,168
284,430,000	U.S. Treasury Note	0.50%	11/30/23	284,296,673
150,748,000	U.S. Treasury Note	0.88%	09/30/26	148,904,871
202,915,000	U.S. Treasury Note	1.13%	10/31/26	202,756,473
311,570,000	U.S. Treasury Note	1.25%	11/30/26	313,164,363
123,561,000	U.S. Treasury Note	1.38%	11/15/31	122,827,357
	Total U.S. Government Bonds and Notes			2,064,436,981
	(Cost $2,046,965,695)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 28.6%
	Collateralized Mortgage Obligations — 0.2%
	Federal Home Loan Mortgage Corporation
265,951	Series 2017-4656, Class EZ	4.00%	02/15/47	300,768
	Federal National Mortgage Association
2,393,029	Series 2012-20, Class ZT	3.50%	03/25/42	2,492,204
2,618,307	Series 2012-84, Class VZ	3.50%	08/25/42	2,767,332
399,986	Series 2018-38, Class PA	3.50%	06/25/47	413,067
912,728	Series 2018-43, Class CT	3.00%	06/25/48	943,130
370,637	Series 2018-86, Class JA	4.00%	05/25/47	384,117
142,128	Series 2018-94, Class KD	3.50%	12/25/48	147,484
171,077	Series 2019-1, Class KP	3.25%	02/25/49	177,045
159,545	Series 2019-20, Class BA	3.50%	02/25/48	163,922
78,337	Series 2019-52, Class PA	3.00%	09/25/49	80,714
	Government National Mortgage Association
236,940	Series 2018-115, Class DE	3.50%	08/20/48	251,435
271,542	Series 2018-124, Class NW	3.50%	09/20/48	289,172
623,250	Series 2019-12, Class QA	3.50%	09/20/48	649,338
53,748	Series 2019-71, Class PT	3.00%	06/20/49	55,611
611,298	Series 2019-119, Class JE	3.00%	09/20/49	626,826
				9,742,165
	Pass-through Securities — 28.4%
	Federal Home Loan Mortgage Corporation
76,984	Pool C91981	3.00%	02/01/38	80,647
64,700	Pool G07961	3.50%	03/01/45	69,398
62,503	Pool G08692	3.00%	02/01/46	65,849
1,834,334	Pool G08715	3.00%	08/01/46	1,926,582
36,398	Pool G08721	3.00%	09/01/46	38,217
418,892	Pool G08726	3.00%	10/01/46	440,795
1,008,205	Pool G08732	3.00%	11/01/46	1,063,468
139,253	Pool G08738	3.50%	12/01/46	147,741
260,045	Pool G08741	3.00%	01/01/47	274,976
181,396	Pool G08747	3.00%	02/01/47	191,955

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$134,099	Pool G08748	3.50%	02/01/47	$142,405
585,731	Pool G08750	3.00%	03/01/47	615,359
145,452	Pool G08766	3.50%	06/01/47	153,978
392,201	Pool G08788	3.50%	11/01/47	414,785
1,298,480	Pool G08792	3.50%	12/01/47	1,374,233
180,565	Pool G08800	3.50%	02/01/48	190,639
272,365	Pool G08816	3.50%	06/01/48	287,181
85,931	Pool G08833	5.00%	07/01/48	94,514
17,604	Pool G08838	5.00%	09/01/48	19,376
287,588	Pool G08843	4.50%	10/01/48	310,125
67,387	Pool G08844	5.00%	10/01/48	74,100
197,758	Pool G08849	5.00%	11/01/48	217,486
556,408	Pool G16085	2.50%	02/01/32	582,252
335,272	Pool G16350	2.50%	10/01/32	350,645
425,600	Pool G16396	3.50%	02/01/33	452,188
1,211,912	Pool G16524	3.50%	05/01/33	1,290,551
134,038	Pool G18670	3.00%	12/01/32	140,482
39,894	Pool G18691	3.00%	06/01/33	41,992
112,476	Pool G18713	3.50%	11/01/33	118,862
1,590,164	Pool G60038	3.50%	01/01/44	1,718,181
430,135	Pool G60080	3.50%	06/01/45	462,693
897,209	Pool G60344	4.00%	12/01/45	989,525
280,071	Pool G60440	3.50%	03/01/46	300,858
874,659	Pool G60582	3.50%	05/01/46	937,493
815,856	Pool G60658	3.50%	07/01/46	880,926
397,812	Pool G61556	3.50%	08/01/48	425,289
2,558,818	Pool G61748	3.50%	11/01/48	2,748,357
844,946	Pool G67700	3.50%	08/01/46	907,631
1,924,824	Pool G67703	3.50%	04/01/47	2,066,111
7,080,419	Pool G67706	3.50%	12/01/47	7,599,903
1,706,432	Pool G67707	3.50%	01/01/48	1,840,774
9,322,136	Pool G67708	3.50%	03/01/48	9,937,783
1,780,909	Pool G67709	3.50%	03/01/48	1,912,295
1,408,909	Pool G67710	3.50%	03/01/48	1,504,462
2,102,462	Pool G67714	4.00%	07/01/48	2,286,325
2,856,765	Pool G67717	4.00%	11/01/48	3,114,878
4,537,466	Pool G67718	4.00%	01/01/49	4,907,998
147,136	Pool Q44452	3.00%	11/01/46	154,597
275,164	Pool Q50135	3.50%	08/01/47	291,194
10,160,210	Pool QA7837	3.50%	03/01/50	10,939,219
17,419,561	Pool RA3078	3.00%	07/01/50	18,353,493
1,291,836	Pool RE6029	3.00%	02/01/50	1,307,228
16,425,178	Pool SD0231	3.00%	01/01/50	17,284,446
4,811,457	Pool SD7511	3.50%	01/01/50	5,133,202
14,449,421	Pool SD7513	3.50%	04/01/50	15,585,466
8,205,474	Pool SD7518	3.00%	06/01/50	8,652,132
310,331	Pool U90772	3.50%	01/01/43	333,847
403,786	Pool U99114	3.50%	02/01/44	434,383
804,853	Pool ZA4692	3.50%	06/01/46	860,637
417,179	Pool ZM0063	4.00%	08/01/45	458,805
18,246,583	Pool ZM1779	3.00%	09/01/46	19,212,968
3,959,822	Pool ZS4667	3.00%	06/01/46	4,160,438

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$6,478,998	Pool ZS4688	3.00%	11/01/46	$6,831,539
11,170,553	Pool ZS4735	3.50%	09/01/47	11,805,849
418,258	Pool ZS8602	3.00%	03/01/31	440,317
690,140	Pool ZS9844	3.50%	07/01/46	736,042
2,215,857	Pool ZT0277	3.50%	10/01/46	2,373,827
943,846	Pool ZT0531	3.50%	04/01/47	1,012,775
905,894	Pool ZT0536	3.50%	03/01/48	965,384
2,890,779	Pool ZT0537	3.50%	03/01/48	3,102,967
520,685	Pool ZT0542	4.00%	07/01/48	566,034
121,856	Pool ZT1403	3.50%	11/01/33	129,174
1,499,566	Pool ZT1703	4.00%	01/01/49	1,621,489
	Federal National Mortgage Association
3,271,462	Pool AL8825	3.50%	06/01/46	3,493,626
109,575	Pool AM5673	3.65%	04/01/23	112,530
115,712	Pool AN2786	2.76%	09/01/36	125,694
1,405,851	Pool AS0225	4.00%	08/01/43	1,535,065
1,679,260	Pool AS3134	3.50%	08/01/44	1,797,412
405,321	Pool AS6620	3.50%	02/01/46	433,675
130,675	Pool AS9334	3.00%	03/01/32	137,501
109,469	Pool AS9749	4.00%	06/01/47	117,769
104,451	Pool BD7081	4.00%	03/01/47	112,593
8,007,167	Pool BE3774	4.00%	07/01/47	8,626,463
978,642	Pool BJ2692	3.50%	04/01/48	1,033,901
2,120,000	Pool BL6060	2.46%	04/01/40	2,250,045
1,220,684	Pool BM1903	3.50%	08/01/47	1,309,735
331,528	Pool BM2000	3.50%	05/01/47	351,350
920,476	Pool BM3260	3.50%	01/01/48	982,471
544,861	Pool BM4299	3.00%	03/01/30	570,321
512,509	Pool BM4304	3.00%	02/01/30	536,238
982,553	Pool BM4472	3.50%	07/01/48	1,054,416
2,155,814	Pool BM5585	3.00%	11/01/48	2,272,079
16,650,628	Pool BN7755	3.00%	09/01/49	17,488,409
1,193,609	Pool CA0854	3.50%	12/01/47	1,276,906
576,656	Pool CA0907	3.50%	12/01/47	617,433
481,675	Pool CA0996	3.50%	01/01/48	516,048
3,544,636	Pool CA1182	3.50%	02/01/48	3,797,413
677,380	Pool CA1187	3.50%	02/01/48	718,034
490,541	Pool CA1710	4.50%	05/01/48	528,943
311,900	Pool CA1711	4.50%	05/01/48	336,105
201,517	Pool CA2208	4.50%	08/01/48	217,317
590,686	Pool CA2327	4.00%	09/01/48	647,755
3,932,074	Pool CA3633	3.50%	06/01/49	4,227,568
15,299,662	Pool CA4534	3.00%	11/01/49	16,065,254
5,171,636	Pool FM2870	3.00%	03/01/50	5,440,777
8,702,238	Pool FM5397	3.00%	12/01/50	9,173,572
310,373	Pool MA1146	4.00%	08/01/42	340,029
526,340	Pool MA1373	3.50%	03/01/43	566,027
536,109	Pool MA2077	3.50%	11/01/34	573,019
139,220	Pool MA2145	4.00%	01/01/45	151,395
591,616	Pool MA2670	3.00%	07/01/46	619,781
559,251	Pool MA2806	3.00%	11/01/46	588,449
16,540	Pool MA2896	3.50%	02/01/47	17,537

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$544,735	Pool MA3057	3.50%	07/01/47	$576,691
256,421	Pool MA3088	4.00%	08/01/47	275,195
562,594	Pool MA3210	3.50%	12/01/47	595,415
6,320,756	Pool MA3238	3.50%	01/01/48	6,682,449
583,732	Pool MA3239	4.00%	01/01/48	628,203
268,670	Pool MA3276	3.50%	02/01/48	284,365
774,833	Pool MA3332	3.50%	04/01/48	818,893
208,638	Pool MA3336	3.50%	04/01/38	221,144
150,526	Pool MA3410	3.50%	07/01/33	159,622
229,284	Pool MA3537	4.50%	12/01/48	246,814
840,451	Pool MA3846	3.00%	11/01/49	854,675
10,999,802	Pool MA4093	2.00%	08/01/40	11,210,086
7,571,746	Pool MA4128	2.00%	09/01/40	7,716,589
8,252,842	Pool MA4152	2.00%	10/01/40	8,410,826
4,476,541	Pool MA4176	2.00%	11/01/40	4,552,770
15,393,718	Pool MA4364	2.00%	06/01/41	15,708,107
39,675,000	Pool TBA (b)	1.50%	01/15/37	39,812,933
64,750,000	Pool TBA (b)	2.00%	01/15/37	66,290,342
439,985,000	Pool TBA (b)	2.00%	01/15/52	439,435,014
411,000,000	Pool TBA (b)	2.50%	01/15/52	420,311,715
34,450,000	Pool TBA (b)	3.00%	01/15/52	35,730,497
	Government National Mortgage Association
228,744	Pool MA1157	3.50%	07/20/43	246,034
711,940	Pool MA2825	3.00%	05/20/45	748,172
244,850	Pool MA3521	3.50%	03/20/46	259,367
10,230,077	Pool MA3662	3.00%	05/20/46	10,698,309
949,815	Pool MA3663	3.50%	05/20/46	1,003,939
627,850	Pool MA3735	3.00%	06/20/46	656,733
13,157,737	Pool MA3937	3.50%	09/20/46	13,904,537
181,379	Pool MA4069	3.50%	11/20/46	191,469
101,627	Pool MA4195	3.00%	01/20/47	106,299
123,984	Pool MA4196	3.50%	01/20/47	130,986
601,646	Pool MA4261	3.00%	02/20/47	629,256
159,189	Pool MA4262	3.50%	02/20/47	167,980
4,220,920	Pool MA4322	4.00%	03/20/47	4,515,116
4,281,471	Pool MA4382	3.50%	04/20/47	4,516,308
53,876	Pool MA4453	4.50%	05/20/47	58,343
54,517	Pool MA4586	3.50%	07/20/47	57,423
378,146	Pool MA4588	4.50%	07/20/47	408,189
922,426	Pool MA4651	3.00%	08/20/47	962,313
1,382,186	Pool MA4652	3.50%	08/20/47	1,457,477
486,856	Pool MA4719	3.50%	09/20/47	514,929
61,435	Pool MA4722	5.00%	09/20/47	67,086
46,409	Pool MA4777	3.00%	10/20/47	48,526
1,207,571	Pool MA4778	3.50%	10/20/47	1,279,314
1,119,950	Pool MA4836	3.00%	11/20/47	1,171,416
1,197,198	Pool MA4837	3.50%	11/20/47	1,264,070
416,507	Pool MA4838	4.00%	11/20/47	445,491
68,619	Pool MA4901	4.00%	12/20/47	73,391
299,898	Pool MA4961	3.00%	01/20/48	313,037
424,387	Pool MA4962	3.50%	01/20/48	447,950
626,049	Pool MA4963	4.00%	01/20/48	669,590

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$324,694	Pool MA5078	4.00%	03/20/48	$346,408
838,237	Pool MA5136	3.50%	04/20/48	882,521
685,955	Pool MA5399	4.50%	08/20/48	729,084
260,057	Pool MA5466	4.00%	09/20/48	276,366
73,113	Pool MA5467	4.50%	09/20/48	77,708
210,369	Pool MA5597	5.00%	11/20/48	227,062
275,848	Pool MA5976	3.50%	06/20/49	282,260
60,008	Pool MA6030	3.50%	07/20/49	61,360
304,309	Pool MA6080	3.00%	08/20/49	311,270
44,050,000	Pool TBA (b)	2.00%	01/15/52	44,538,679
64,950,000	Pool TBA (b)	2.50%	01/15/52	66,629,567
				1,501,118,050
	Total U.S. Government Agency Mortgage-Backed Securities			1,510,860,215
	(Cost $1,507,478,157)

CORPORATE BONDS AND NOTES — 17.8%
	Aerospace/Defense — 0.2%
143,000	BAE Systems Holdings, Inc. (c)	3.85%	12/15/25	154,413
8,500,000	Boeing (The) Co.	1.43%	02/04/24	8,501,184
1,610,000	Boeing (The) Co.	4.88%	05/01/25	1,766,265
				10,421,862
	Agriculture — 0.4%
6,965,000	BAT Capital Corp.	3.56%	08/15/27	7,304,881
4,530,000	BAT Capital Corp.	4.39%	08/15/37	4,818,465
1,855,000	BAT Capital Corp.	4.54%	08/15/47	1,949,359
4,250,000	Reynolds American, Inc.	5.70%	08/15/35	5,082,908
3,735,000	Reynolds American, Inc.	5.85%	08/15/45	4,546,895
				23,702,508
	Airlines — 0.4%
938,049	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	961,779
110,922	American Airlines Pass-Through Trust, Series 2015-2, Class AA	3.60%	09/22/27	115,149
3,809,360	American Airlines Pass-Through Trust, Series 2016-1, Class AA	3.58%	01/15/28	3,989,411
225,308	Continental Airlines Pass-Through Trust, Series 2007-1, Class A	5.98%	04/19/22	228,715
4,701,030	Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA	2.00%	06/10/28	4,649,724
8,411,067	JetBlue Pass-Through Trust, Series 2020-1, Class A	4.00%	11/15/32	9,145,508
400,814	US Airways Pass-Through Trust, Series 2012-1, Class A	5.90%	10/01/24	418,433
				19,508,719
	Auto Manufacturers — 0.4%
1,965,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.90% (c) (d)	1.06%	02/15/22	1,968,126
2,916,000	Ford Motor Credit Co. LLC	5.60%	01/07/22	2,930,259
8,467,000	Ford Motor Credit Co. LLC	3.22%	01/09/22	8,488,379
390,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.27% (d)	1.40%	03/28/22	389,566
705,000	Ford Motor Credit Co. LLC	3.34%	03/28/22	708,895
150,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.08% (d)	1.22%	08/03/22	149,860
4,000,000	Ford Motor Credit Co. LLC	2.98%	08/03/22	4,034,040
655,000	Ford Motor Credit Co. LLC	4.25%	09/20/22	669,770

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Auto Manufacturers (Continued)
$760,000	General Motors Financial Co., Inc.	3.45%	04/10/22	$764,178
2,095,000	General Motors Financial Co., Inc.	3.15%	06/30/22	2,122,075
				22,225,148
	Banks — 3.7%
13,965,000	Bank of America Corp. (e)	3.37%	01/23/26	14,758,128
325,000	Bank of America Corp. (e)	1.73%	07/22/27	322,399
19,465,000	Bank of America Corp., Series N (e)	1.66%	03/11/27	19,335,391
1,500,000	Bank of America Corp., Medium-Term Note (e)	1.32%	06/19/26	1,487,935
2,345,000	Bank of America Corp., Medium-Term Note (e)	3.97%	03/05/29	2,580,060
11,320,000	Bank of America Corp., Medium-Term Note (e)	2.09%	06/14/29	11,182,499
210,000	Bank of America Corp., Medium-Term Note (e)	4.27%	07/23/29	235,731
2,839,000	Bank of America Corp., Medium-Term Note (e)	3.97%	02/07/30	3,141,849
2,180,000	Citigroup, Inc. (e)	3.35%	04/24/25	2,283,049
7,680,000	Citigroup, Inc. (e)	1.46%	06/09/27	7,535,493
2,375,000	Citigroup, Inc. (e)	3.52%	10/27/28	2,550,133
1,670,000	Citigroup, Inc. (e)	4.41%	03/31/31	1,906,016
2,720,000	Fifth Third Bancorp	2.55%	05/05/27	2,816,246
750,000	Goldman Sachs Group (The), Inc. (e)	2.91%	07/24/23	759,976
2,995,000	Goldman Sachs Group (The), Inc. (e)	0.93%	10/21/24	2,983,949
1,950,000	Goldman Sachs Group (The), Inc. (e)	3.27%	09/29/25	2,047,651
734,000	Goldman Sachs Group (The), Inc.	3.50%	11/16/26	783,468
955,000	Goldman Sachs Group (The), Inc. (e)	1.09%	12/09/26	929,514
13,860,000	Goldman Sachs Group (The), Inc. (e)	1.43%	03/09/27	13,602,143
9,105,000	Goldman Sachs Group (The), Inc. (e)	1.54%	09/10/27	8,926,248
13,465,000	JPMorgan Chase & Co. (e)	0.97%	06/23/25	13,376,237
500,000	JPMorgan Chase & Co.	3.90%	07/15/25	540,686
5,610,000	JPMorgan Chase & Co. (e)	0.77%	08/09/25	5,538,318
1,895,000	JPMorgan Chase & Co. (e)	2.01%	03/13/26	1,922,217
4,875,000	JPMorgan Chase & Co. (e)	2.08%	04/22/26	4,961,999
7,940,000	JPMorgan Chase & Co. (e)	1.58%	04/22/27	7,853,478
8,015,000	JPMorgan Chase & Co. (e)	1.47%	09/22/27	7,870,150
495,000	Morgan Stanley (e)	0.99%	12/10/26	479,669
7,635,000	Morgan Stanley (e)	1.59%	05/04/27	7,556,558
2,145,000	Morgan Stanley, Global Medium-Term Note, SOFR + 0.70% (d)	0.75%	01/20/23	2,146,943
15,355,000	Morgan Stanley, Medium-Term Note (e)	1.16%	10/21/25	15,247,915
400,000	PNC Bank N.A.	3.80%	07/25/23	418,497
5,385,000	Wells Fargo & Co. (e)	2.19%	04/30/26	5,507,899
8,605,000	Wells Fargo & Co., Medium-Term Note (e)	2.16%	02/11/26	8,787,046
1,600,000	Wells Fargo & Co., Medium-Term Note (e)	3.58%	05/22/28	1,724,775
5,364,000	Wells Fargo & Co., Medium-Term Note (e)	2.39%	06/02/28	5,436,547
5,790,000	Wells Fargo & Co., Medium-Term Note (e)	2.88%	10/30/30	6,010,981
				195,547,793
	Beverages — 0.1%
2,700,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	3,427,132
1,200,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/48	1,470,876
200,000	Anheuser-Busch InBev Worldwide, Inc.	4.44%	10/06/48	243,087
				5,141,095
	Biotechnology — 0.1%
1,412,000	Amgen, Inc.	4.40%	05/01/45	1,694,751
175,000	Gilead Sciences, Inc.	3.65%	03/01/26	188,863

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Biotechnology (Continued)
$5,510,000	Regeneron Pharmaceuticals, Inc.	1.75%	09/15/30	$5,172,417
				7,056,031
	Chemicals — 0.2%
4,758,000	International Flavors & Fragrances, Inc. (c)	2.30%	11/01/30	4,694,766
3,114,000	International Flavors & Fragrances, Inc.	5.00%	09/26/48	4,118,484
				8,813,250
	Commercial Services — 0.1%
2,500,000	RELX Capital, Inc.	3.00%	05/22/30	2,636,463
	Diversified Financial Services — 0.2%
1,485,000	Air Lease Corp.	3.50%	01/15/22	1,490,364
1,890,000	Air Lease Corp.	3.25%	03/01/25	1,970,982
940,000	Air Lease Corp., Medium-Term Note	0.70%	02/15/24	927,483
360,000	Air Lease Corp., Medium-Term Note	2.30%	02/01/25	365,810
6,755,000	Discover Financial Services	3.95%	11/06/24	7,222,160
450,000	Raymond James Financial, Inc.	4.95%	07/15/46	592,278
				12,569,077
	Electric — 1.2%
2,000,000	Aep Transmission Co. LLC	3.75%	12/01/47	2,312,741
4,128,000	Alliant Energy Finance LLC (c)	3.75%	06/15/23	4,289,881
2,655,000	Alliant Energy Finance LLC (c)	1.40%	03/15/26	2,576,936
200,000	Ameren Illinois Co.	3.70%	12/01/47	236,045
3,000,000	Appalachian Power Co., Series Z	3.70%	05/01/50	3,319,010
750,000	Cleco Power LLC	6.00%	12/01/40	1,021,406
500,000	Consolidated Edison Co. of New York, Inc.	4.50%	05/15/58	630,551
1,695,000	Dominion Energy, Inc., Series A	3.30%	03/15/25	1,788,982
155,000	Duke Energy Carolinas LLC	3.70%	12/01/47	173,980
7,030,000	Duke Energy Corp.	2.55%	06/15/31	7,004,912
750,000	Entergy Texas, Inc.	3.45%	12/01/27	798,655
11,418,000	FirstEnergy Transmission LLC (c)	2.87%	09/15/28	11,512,802
1,250,000	Interstate Power and Light Co.	3.25%	12/01/24	1,315,639
4,855,000	Interstate Power and Light Co.	2.30%	06/01/30	4,870,217
3,000,000	ITC Holdings Corp. (c)	2.95%	05/14/30	3,097,068
1,750,000	Jersey Central Power & Light Co. (c)	4.30%	01/15/26	1,909,093
830,000	Metropolitan Edison Co. (c)	4.00%	04/15/25	881,291
2,253,000	Metropolitan Edison Co. (c)	4.30%	01/15/29	2,512,218
10,000,000	Niagara Mohawk Power Corp. (c)	3.03%	06/27/50	9,847,138
825,000	Public Service Co. of New Mexico	3.85%	08/01/25	875,448
300,000	Southwestern Electric Power Co.	3.55%	02/15/22	300,027
700,000	Trans-Allegheny Interstate Line Co. (c)	3.85%	06/01/25	744,140
1,505,000	Xcel Energy, Inc.	4.80%	09/15/41	1,855,018
				63,873,198
	Food — 0.2%
1,000,000	Kraft Heinz Foods Co.	5.00%	07/15/35	1,240,753
2,635,000	Kraft Heinz Foods Co.	5.20%	07/15/45	3,363,276
2,755,000	Kraft Heinz Foods Co.	4.88%	10/01/49	3,442,171
				8,046,200
	Forest Products & Paper — 0.0%
2,200,000	Georgia-Pacific LLC (c)	2.30%	04/30/30	2,231,740

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Gas — 0.0%
$500,000	Piedmont Natural Gas Co., Inc.	3.35%	06/01/50	$511,741
400,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	552,716
200,000	Spire, Inc.	3.54%	02/27/24	203,489
				1,267,946
	Healthcare-Products — 0.3%
525,000	Alcon Finance Corp. (c)	2.75%	09/23/26	543,450
1,500,000	Alcon Finance Corp. (c)	2.60%	05/27/30	1,520,434
3,015,000	DENTSPLY SIRONA, Inc.	3.25%	06/01/30	3,212,556
3,680,000	Mozart Debt Merger Sub, Inc. (c)	3.88%	04/01/29	3,639,575
6,000,000	PerkinElmer, Inc.	2.55%	03/15/31	6,135,555
				15,051,570
	Healthcare-Services — 1.5%
120,000	Anthem, Inc.	3.65%	12/01/27	130,879
2,300,000	Anthem, Inc.	2.88%	09/15/29	2,405,009
2,105,000	Bon Secours Mercy Health, Inc., Series 20-2	2.10%	06/01/31	2,060,172
11,208,000	Centene Corp.	2.45%	07/15/28	11,015,895
4,135,000	CommonSpirit Health	2.76%	10/01/24	4,284,399
1,985,000	CommonSpirit Health	3.35%	10/01/29	2,120,071
1,475,000	CommonSpirit Health	2.78%	10/01/30	1,517,336
4,999,000	Fresenius Medical Care US Finance II, Inc. (c)	5.88%	01/31/22	5,039,188
950,000	HCA, Inc.	5.25%	04/15/25	1,057,088
1,400,000	HCA, Inc.	7.69%	06/15/25	1,642,032
11,164,000	HCA, Inc.	5.25%	06/15/26	12,566,441
3,250,000	HCA, Inc.	4.50%	02/15/27	3,579,936
2,625,000	HCA, Inc.	7.05%	12/01/27	3,241,757
8,233,000	HCA, Inc.	4.13%	06/15/29	9,071,726
500,000	Humana, Inc.	3.15%	12/01/22	509,835
360,000	Humana, Inc.	2.90%	12/15/22	367,932
5,410,000	Humana, Inc.	2.15%	02/03/32	5,221,695
5,000,000	Molina Healthcare, Inc. (c)	4.38%	06/15/28	5,072,125
2,500,000	Molina Healthcare, Inc. (c)	3.88%	05/15/32	2,453,913
200,000	New York and Presbyterian (The) Hospital	3.56%	08/01/36	223,368
4,075,000	UnitedHealth Group, Inc.	3.05%	05/15/41	4,263,205
160,000	UnitedHealth Group, Inc.	4.45%	12/15/48	205,813
905,000	UnitedHealth Group, Inc.	3.25%	05/15/51	985,903
2,630,000	Universal Health Services, Inc. (c)	1.65%	09/01/26	2,583,105
				81,618,823
	Insurance — 0.9%
5,090,000	Athene Global Funding, SOFR + 0.70% (c) (d)	0.75%	05/24/24	5,098,761
5,585,000	Athene Global Funding (c)	1.99%	08/19/28	5,423,324
1,650,000	Farmers Exchange Capital (c)	7.05%	07/15/28	2,043,555
2,200,000	Farmers Exchange Capital II (c) (e)	6.15%	11/01/53	2,805,959
1,770,000	Farmers Exchange Capital III (c) (e)	5.45%	10/15/54	2,149,652
600,000	Farmers Insurance Exchange (c)	8.63%	05/01/24	700,592
3,495,000	Farmers Insurance Exchange (c) (e)	4.75%	11/01/57	4,098,976
7,000,000	National General Holdings Corp. (c)	6.75%	05/15/24	7,639,649
1,525,000	Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (c) (d)	2.41%	12/15/24	1,526,877
4,630,000	New York Life Insurance Co. (c)	3.75%	05/15/50	5,402,390
1,790,000	Teachers Insurance & Annuity Association of America (c)	4.90%	09/15/44	2,360,639
3,910,000	Teachers Insurance & Annuity Association of America (c)	4.27%	05/15/47	4,843,372

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Insurance (Continued)
$1,980,000	Teachers Insurance & Annuity Association of America (c) (e)	4.38%	09/15/54	$2,070,968
				46,164,714
	Internet — 0.1%
4,825,000	Amazon.com, Inc.	2.88%	05/12/41	5,022,118
	Lodging — 0.1%
4,385,000	Hyatt Hotels Corp.	1.80%	10/01/24	4,390,413
	Media — 0.7%
2,475,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	2,733,058
1,410,000	Charter Communications Operating LLC / Charter Communications Operating Capital	2.30%	02/01/32	1,333,058
1,471,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	04/01/38	1,770,600
6,920,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	05/01/47	8,321,963
100,000	Comcast Corp.	3.97%	11/01/47	116,189
2,625,000	Cox Communications, Inc. (c)	2.60%	06/15/31	2,630,451
5,580,000	CSC Holdings LLC (c)	4.50%	11/15/31	5,409,447
8,275,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (c)	5.38%	08/15/26	3,681,837
2,450,000	Time Warner Cable LLC	5.50%	09/01/41	3,007,268
4,000,000	ViacomCBS, Inc.	4.20%	05/19/32	4,531,649
1,380,000	Walt Disney (The) Co.	3.60%	01/13/51	1,581,587
				35,117,107
	Miscellaneous Manufacturing — 0.3%
6,562,000	GE Capital Funding LLC	4.40%	05/15/30	7,807,330
1,000,000	General Electric Co., Medium-Term Note, 3 Mo. LIBOR + 0.38% (d)	0.52%	05/05/26	988,687
4,275,000	General Electric Co., Medium-Term Note	6.75%	03/15/32	5,921,422
				14,717,439
	Oil & Gas — 0.1%
635,000	Exxon Mobil Corp.	4.23%	03/19/40	757,946
3,180,000	Exxon Mobil Corp.	4.33%	03/19/50	4,001,739
400,000	Hess Corp.	5.60%	02/15/41	497,539
2,879,000	Occidental Petroleum Corp.	(f)	10/10/36	1,583,450
				6,840,674
	Packaging & Containers — 0.2%
1,995,000	Amcor Flexibles North America, Inc.	2.63%	06/19/30	2,029,970
4,157,000	Berry Global, Inc.	1.57%	01/15/26	4,077,227
2,125,000	Berry Global, Inc. (c)	4.88%	07/15/26	2,207,503
3,670,000	WRKCo, Inc.	3.00%	06/15/33	3,822,562
				12,137,262
	Pharmaceuticals — 1.2%
1,390,000	AbbVie, Inc.	3.80%	03/15/25	1,487,120
4,997,000	AbbVie, Inc.	4.50%	05/14/35	5,957,172
4,150,000	AbbVie, Inc.	4.40%	11/06/42	4,983,581
1,870,000	AbbVie, Inc.	4.45%	05/14/46	2,276,472
1,895,000	Bayer US Finance II LLC (c)	3.88%	12/15/23	1,992,151
1,045,000	Bayer US Finance II LLC (c)	3.38%	07/15/24	1,090,834

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$625,000	Bayer US Finance II LLC (c)	2.85%	04/15/25	$637,310
11,880,000	Bayer US Finance II LLC (c)	4.25%	12/15/25	12,945,687
3,160,000	Bayer US Finance II LLC (c)	4.38%	12/15/28	3,551,961
815,000	Bayer US Finance II LLC (c)	4.63%	06/25/38	973,081
425,000	Bayer US Finance II LLC (c)	4.40%	07/15/44	486,907
2,540,000	Bayer US Finance II LLC (c)	4.88%	06/25/48	3,215,187
1,534,000	Becton Dickinson and Co.	3.36%	06/06/24	1,610,706
2,107,000	Becton Dickinson and Co.	3.73%	12/15/24	2,250,295
1,000,000	Becton Dickinson and Co.	6.70%	08/01/28	1,242,413
2,000,000	Cigna Corp.	3.40%	03/01/27	2,147,012
75,000	Cigna Corp.	3.05%	10/15/27	79,776
1,030,000	Cigna Corp.	3.88%	10/15/47	1,158,724
2,279,000	Cigna Corp.	3.40%	03/15/51	2,422,228
150,000	CVS Health Corp.	3.88%	07/20/25	161,794
4,225,000	CVS Health Corp.	1.75%	08/21/30	4,022,463
1,850,000	CVS Health Corp.	5.13%	07/20/45	2,435,085
4,775,000	CVS Health Corp.	5.05%	03/25/48	6,329,112
				63,457,071
	Pipelines — 0.6%
375,000	Energy Transfer L.P.	4.20%	04/15/27	405,589
198,000	Energy Transfer L.P.	5.50%	06/01/27	226,828
2,030,000	Energy Transfer L.P.	4.95%	06/15/28	2,297,031
3,200,000	Energy Transfer L.P.	4.90%	03/15/35	3,663,243
260,000	Energy Transfer L.P.	5.15%	03/15/45	297,403
2,600,000	Energy Transfer L.P.	6.13%	12/15/45	3,274,193
3,606,000	Energy Transfer L.P.	5.40%	10/01/47	4,291,349
3,601,000	Energy Transfer L.P.	5.00%	05/15/50	4,146,783
3,640,000	NGPL PipeCo LLC (c)	4.88%	08/15/27	4,068,897
150,000	Plains All American Pipeline L.P. / PAA Finance Corp.	2.85%	01/31/23	152,887
425,000	Plains All American Pipeline L.P. / PAA Finance Corp.	3.55%	12/15/29	440,970
1,350,000	Plains All American Pipeline L.P. / PAA Finance Corp.	3.80%	09/15/30	1,419,301
716,000	Rockies Express Pipeline LLC (c)	4.95%	07/15/29	752,627
1,500,000	Rockies Express Pipeline LLC (c)	4.80%	05/15/30	1,556,663
1,360,000	Rockies Express Pipeline LLC (c)	6.88%	04/15/40	1,520,188
329,909	Ruby Pipeline LLC (g)	8.00%	04/01/22	304,962
1,775,000	TransMontaigne Partners L.P. / TLP Finance Corp.	6.13%	02/15/26	1,725,859
				30,544,773
	Real Estate Investment Trusts — 1.4%
250,000	Alexandria Real Estate Equities, Inc.	4.30%	01/15/26	276,456
612,000	Alexandria Real Estate Equities, Inc.	4.50%	07/30/29	705,903
4,320,000	American Campus Communities Operating Partnership L.P.	3.75%	04/15/23	4,457,601
800,000	American Campus Communities Operating Partnership L.P.	4.13%	07/01/24	858,033
4,545,000	American Campus Communities Operating Partnership L.P.	3.30%	07/15/26	4,843,456
332,000	American Campus Communities Operating Partnership L.P.	3.63%	11/15/27	359,108
215,000	American Tower Corp.	3.00%	06/15/23	221,673
785,000	Boston Properties L.P.	3.20%	01/15/25	824,808
1,593,000	Boston Properties L.P.	3.25%	01/30/31	1,665,635
625,000	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.85%	04/15/23	648,939
750,000	CubeSmart L.P.	4.38%	02/15/29	856,262
3,425,000	CyrusOne L.P. / CyrusOne Finance Corp.	2.90%	11/15/24	3,558,986
1,090,000	CyrusOne L.P. / CyrusOne Finance Corp.	3.45%	11/15/29	1,163,973

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Real Estate Investment Trusts (Continued)
$3,985,000	CyrusOne L.P. / CyrusOne Finance Corp.	2.15%	11/01/30	$3,915,820
1,150,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	11/01/23	1,224,595
4,785,000	GLP Capital L.P. / GLP Financing II, Inc.	3.35%	09/01/24	4,980,515
2,135,000	GLP Capital L.P. / GLP Financing II, Inc.	5.25%	06/01/25	2,351,948
5,705,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	04/15/26	6,336,515
1,210,000	GLP Capital L.P. / GLP Financing II, Inc.	5.30%	01/15/29	1,383,187
3,525,000	GLP Capital L.P. / GLP Financing II, Inc.	4.00%	01/15/30	3,721,083
715,000	Healthcare Realty Trust, Inc.	2.40%	03/15/30	714,233
2,000,000	Healthcare Trust of America Holdings L.P.	3.10%	02/15/30	2,078,724
5,490,000	Healthcare Trust of America Holdings L.P.	2.00%	03/15/31	5,187,503
3,680,000	Hudson Pacific Properties L.P.	3.95%	11/01/27	3,976,152
1,000,000	Hudson Pacific Properties L.P.	4.65%	04/01/29	1,140,805
740,000	Invitation Homes Operating Partnership L.P.	2.30%	11/15/28	732,846
1,000,000	Kilroy Realty L.P.	3.45%	12/15/24	1,046,584
860,000	Kilroy Realty L.P.	2.50%	11/15/32	848,186
1,300,000	Kimco Realty Corp.	3.40%	11/01/22	1,325,553
1,605,000	Lexington Realty Trust	2.70%	09/15/30	1,616,453
1,837,000	Lexington Realty Trust	2.38%	10/01/31	1,766,544
200,000	Life Storage L.P.	3.88%	12/15/27	221,926
1,135,000	Life Storage L.P.	2.20%	10/15/30	1,123,598
350,000	Piedmont Operating Partnership L.P.	3.40%	06/01/23	360,358
670,000	Piedmont Operating Partnership L.P.	3.15%	08/15/30	692,247
300,000	SL Green Operating Partnership L.P.	3.25%	10/15/22	304,403
550,000	SL Green Realty Corp.	4.50%	12/01/22	563,380
1,000,000	Ventas Realty L.P.	2.65%	01/15/25	1,038,630
220,000	Ventas Realty L.P.	2.50%	09/01/31	217,660
2,150,000	Ventas Realty L.P.	4.88%	04/15/49	2,765,435
75,000	Welltower, Inc.	4.50%	01/15/24	79,787
1,125,000	Welltower, Inc.	4.00%	06/01/25	1,213,683
				73,369,186
	Retail — 0.2%
7,335,000	7-Eleven, Inc. (c)	0.80%	02/10/24	7,262,136
5,035,000	Michaels (The) Cos., Inc. (c)	5.25%	05/01/28	4,987,419
				12,249,555
	Semiconductors — 0.1%
6,300,000	Intel Corp.	3.05%	08/12/51	6,542,129
	Software — 0.3%
140,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (c)	5.75%	03/01/25	140,169
1,400,000	Fiserv, Inc.	2.25%	06/01/27	1,424,680
510,000	Fiserv, Inc.	2.65%	06/01/30	516,277
10,000	Oracle Corp.	2.88%	03/25/31	10,243
10,771,000	Oracle Corp.	3.95%	03/25/51	11,704,965
				13,796,334
	Telecommunications — 2.6%
4,945,000	AT&T, Inc.	2.55%	12/01/33	4,785,900
3,175,000	AT&T, Inc.	4.50%	05/15/35	3,666,024
3,500,000	AT&T, Inc.	5.25%	03/01/37	4,368,171
3,140,000	AT&T, Inc.	4.30%	12/15/42	3,561,447
8,270,000	AT&T, Inc.	4.75%	05/15/46	10,094,949

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
$3,880,000	AT&T, Inc.	4.50%	03/09/48	$4,587,464
14,047,000	AT&T, Inc.	3.80%	12/01/57	14,784,874
1,985,000	Level 3 Financing, Inc. (c)	3.40%	03/01/27	2,038,397
4,240,000	Level 3 Financing, Inc. (c)	3.88%	11/15/29	4,385,368
4,500,000	SES GLOBAL Americas Holdings G.P. (c)	5.30%	03/25/44	5,229,221
6,225,625	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (c)	4.74%	03/20/25	6,501,233
22,145,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (c)	5.15%	03/20/28	24,862,037
4,987,000	T-Mobile USA, Inc.	2.25%	02/15/26	4,932,143
5,090,000	T-Mobile USA, Inc. (c)	2.25%	02/15/26	5,034,010
8,625,000	T-Mobile USA, Inc.	3.75%	04/15/27	9,286,054
3,270,000	T-Mobile USA, Inc.	3.88%	04/15/30	3,558,924
4,600,000	T-Mobile USA, Inc.	2.55%	02/15/31	4,538,406
2,845,000	T-Mobile USA, Inc.	4.38%	04/15/40	3,245,068
750,000	T-Mobile USA, Inc.	4.50%	04/15/50	881,032
2,585,000	Verizon Communications, Inc.	2.55%	03/21/31	2,611,198
13,975,000	Verizon Communications, Inc. (c)	2.36%	03/15/32	13,869,301
				136,821,221
	Total Corporate Bonds and Notes			940,881,419
	(Cost $924,466,385)

MORTGAGE-BACKED SECURITIES — 8.9%
	Collateralized Mortgage Obligations — 5.9%
	Alternative Loan Trust
5,861,605	Series 2005-16, Class A4, 1 Mo. LIBOR + 0.48% (d)	0.57%	06/25/35	5,468,210
6,812,810	Series 2005-56, Class 1A1, 1 Mo. LIBOR + 1.46% (d)	1.55%	11/25/35	6,705,834
6,691,834	Series 2005-67CB, Class A1	5.50%	01/25/36	6,202,234
2,817,618	Series 2007-13, Class A1	6.00%	06/25/47	2,067,736
	American Home Mortgage Assets Trust
12,981,464	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (d)	0.78%	02/25/47	7,298,147
	American Home Mortgage Investment Trust
1,853,038	Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (d)	0.67%	11/25/45	1,813,444
	Banc of America Funding Trust
660,195	Series 2014-R6, Class 2A13 (c) (i)	0.35%	07/26/36	650,736
	Bear Stearns Mortgage Funding Trust
112,997	Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (d)	0.30%	07/25/36	109,744
2,727,013	Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (d)	0.27%	10/25/36	2,616,818
3,851,820	Series 2006-AR5, Class 2A1, 1 Mo. LIBOR + 0.19% (d)	0.28%	01/25/37	3,618,916
197,795	Series 2007-AR5, Class 1A1G, 1 Mo. LIBOR + 0.16% (d)	0.25%	06/25/47	189,275
	CIM Trust
7,965,692	Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (c) (d)	1.16%	09/25/58	7,927,625
3,594,757	Series 2019-R1, Class A (c)	3.25%	10/25/58	3,358,316
4,247,792	Series 2019-R4, Class A1 (c)	3.00%	10/25/59	4,277,741
7,028,254	Series 2020-R3, Class A1A (c)	4.00%	01/26/60	7,078,155
9,324,135	Series 2020-R4, Class A1A (c) (j)	3.30%	06/25/60	9,224,278
21,112,000	Series 2020-R7, Class A1B (c) (j)	2.25%	12/27/61	18,512,030
20,853,723	Series 2021-R3, Class A1A (c)	1.95%	06/25/57	20,833,497

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	CIM Trust (Continued)
$8,754,087	Series 2021-NR3, Class A1, steps up to 5.57% on 04/26/24 (c) (k)	2.57%	06/25/57	$8,767,257
23,192,882	Series 2021-NR4, Class A1, steps up to 5.82% on 10/25/24 (c) (k) (l)	2.82%	10/25/61	23,192,312
	CitiMortgage Alternative Loan Trust
2,446,797	Series 2006-A4, Class 1A8	6.00%	09/25/36	2,411,379
	Credit Suisse Mortgage Trust
9,833,606	Series 2007-2, Class 1A4	5.75%	03/25/37	7,848,996
28,482,803	Series 2007-3, Class 1A1A	5.84%	04/25/37	10,427,856
2,080	Series 2010-8R, Class 4A5 (c) (i)	2.84%	12/26/35	2,083
16,897	Series 2010-8R, Class 10A5 (c) (i)	2.95%	04/26/47	16,897
18,600,000	Series 2021-RP11, Class PT (c) (h) (l)	0.00%	10/25/61	19,494,660
	CSMCM Trust Certificates
800,000	Series 2021-RP11 (c) (h) (l)	0.00%	10/27/61	838,480
	GMACM Mortgage Loan Trust
1,447,415	Series 2006-AR1, Class 1A1 (i)	2.93%	04/19/36	1,265,211
1,572,431	Series 2006-J1, Class A4	5.75%	04/25/36	1,581,321
	GreenPoint Mortgage Funding Trust
119,455	Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (d)	0.67%	02/25/36	119,245
	GSR Mortgage Loan Trust
23,646,446	Series 2006-OA1, Class 2A2, 1 Mo. LIBOR + 0.52% (d)	0.61%	08/25/46	13,303,256
	HarborView Mortgage Loan Trust
410,633	Series 2005-10, Class 2A1A, 1 Mo. LIBOR + 0.62% (d)	0.71%	11/19/35	363,045
1,313,753	Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (d)	1.09%	10/25/37	1,277,927
	HomeBanc Mortgage Trust
801,404	Series 2004-2, Class A1, 1 Mo. LIBOR + 0.74% (d)	0.83%	12/25/34	798,770
	Impac CMB Trust
211,517	Series 2005-2, Class 1A1, 1 Mo. LIBOR + 0.52% (d)	0.61%	04/25/35	211,936
718,581	Series 2005-4, Class 1A1A, 1 Mo. LIBOR + 0.54% (d)	0.63%	05/25/35	708,106
	IndyMac INDX Mortgage Loan Trust
1,501,465	Series 2005-AR14, Class 2A1A, 1 Mo. LIBOR + 0.60% (d)	0.69%	07/25/35	1,393,092
20,173,545	Series 2005-AR29, Class A1 (i)	3.06%	01/25/36	19,431,042
3,664,313	Series 2006-AR6, Class 2A1A, 1 Mo. LIBOR + 0.40% (d)	0.49%	06/25/46	3,381,834
4,775,881	Series 2007-FLX4, Class 2A2, 1 Mo. LIBOR + 0.25% (d)	0.34%	07/25/37	4,660,483
	JP Morgan Mortgage Trust
1,729,119	Series 2006-A4, Class 1A1 (i)	2.87%	06/25/36	1,494,832
	Lehman XS Trust
272,458	Series 2006-16N, Class A4A, 1 Mo. LIBOR + 0.38% (d)	0.47%	11/25/46	262,215
5,286,151	Series 2007-16N, Class 1A1, 1 Mo. LIBOR + 0.47% (d)	0.56%	09/25/47	5,307,882
2,856,005	Series 2007-16N, Class 2A1, 1 Mo. LIBOR + 0.40% (d)	0.49%	09/25/47	2,764,973
	Merrill Lynch Alternative Note Asset Trust
3,975,804	Series 2007-OAR3, Class A1, 1 Mo. LIBOR + 0.19% (d)	0.28%	07/25/47	3,807,935
	Morgan Stanley Mortgage Loan Trust
546,910	Series 2004-6AR, Class 1M1, 1 Mo. LIBOR + 0.98% (d)	1.06%	07/25/34	555,154
39,017	Series 2005-2AR, Class A, 1 Mo. LIBOR + 0.26% (d)	0.35%	04/25/35	38,910
	MortgageIT Trust
63,817	Series 2005-5, Class A1, 1 Mo. LIBOR + 0.52% (d)	0.61%	12/25/35	64,314
	Nomura Resecuritization Trust
1,479,029	Series 2015-5R, Class 1A1 (c)	4.00%	08/26/37	1,508,904
	Opteum Mortgage Acceptance Corp.
1,081,069	Series 2005-5, Class 1A1D, 1 Mo. LIBOR + 0.76% (d)	0.85%	12/25/35	1,090,236
358,697	Series 2006-1, Class 1APT, 1 Mo. LIBOR + 0.42% (d)	0.51%	04/25/36	348,515

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	PRPM LLC
$8,849,728	Series 2021-10, Class A1, steps up to 5.49% on 10/25/24 (c) (k)	2.49%	10/25/26	$8,853,882
	RALI Trust
7,835,838	Series 2007-QS7, Class 1A1	6.00%	05/25/37	7,774,188
3,723,898	Series 2007-QS9, Class A33	6.50%	07/25/37	3,695,224
	RFMSI Trust
7,966,211	Series 2007-S6, Class 1A4	6.00%	06/25/37	7,845,920
	Structured Adjustable Rate Mortgage Loan Trust
23,745	Series 2004-12, Class 3A1 (i)	2.41%	09/25/34	24,245
26,591,555	Series 2006-2, Class 4A1 (i)	3.12%	03/25/36	20,557,397
	Structured Asset Mortgage Investments II Trust
2,643,434	Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.46% (d)	0.55%	02/25/36	2,550,273
7,470,452	Series 2006-AR7, Class A1A, 1 Mo. LIBOR + 0.42% (d)	0.51%	08/25/36	7,587,614
3,797,198	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (d)	1.58%	08/25/47	3,728,174
	WaMu Mortgage Pass-Through Certificates Trust
86,950	Series 2005-AR1, Class A2A1, 1 Mo. LIBOR + 0.68% (d)	0.77%	01/25/45	87,178
167,486	Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.52% (d)	0.61%	11/25/45	165,501
222,554	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (d)	1.08%	02/25/46	224,898
333,456	Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average + 0.94% (d)	1.03%	05/25/46	331,260
				310,117,548
	Commercial Mortgage-Backed Securities — 3.0%
	BX Commercial Mortgage Trust
12,210,415	Series 2019-XL, Class A, 1 Mo. LIBOR + 0.92% (c) (d)	1.01%	10/15/36	12,221,956
4,867,191	Series 2020-FOX, Class F, 1 Mo. LIBOR + 4.25% (c) (d)	4.34%	11/15/32	4,878,995
	Citigroup Commercial Mortgage Trust
14,620,261	Series 2020-WSS, Class A, 1 Mo. LIBOR + 1.95% (c) (d)	2.04%	02/15/39	14,763,412
	COMM Mortgage Trust
8,249,616	Series 2012-CR4, Class A3	2.85%	10/15/45	8,358,536
206,646	Series 2012-CR5, Class A3	2.54%	12/10/45	208,565
315,000	Series 2012-CR5, Class A4	2.77%	12/10/45	320,410
13,200,000	Series 2013-SFS, Class A2 (c) (i)	3.09%	04/12/35	13,409,782
	DBGS Mortgage Trust
10,348,000	Series 2021-W52, Class B, 1 Mo. LIBOR + 1.75% (c) (d)	1.84%	10/15/36	10,454,587
	DBJPM Mortgage Trust
1,025,000	Series 2016-SFC, Class A (c)	2.83%	08/10/36	1,040,185
	DROP Mortgage Trust
12,284,000	Series 2021-FILE, Class B, 1 Mo. LIBOR + 1.70% (c) (d)	1.79%	04/15/26	12,299,936
	Eleven Madison Mortgage Trust
305,000	Series 2015-11MD, Class A (c) (i)	3.67%	09/10/35	323,402
	GS Mortgage Securities Corp. Trust
25,000,000	Series 2012-ALOH, Class A (c)	3.55%	04/10/34	25,109,020
9,581,658	Series 2019-70P, Class A, 1 Mo. LIBOR + 1.00% (c) (d)	1.09%	10/15/36	9,549,942
	Manhattan West
3,855,000	Series 2020-1MW, Class A (c)	2.13%	09/10/39	3,881,855
	Natixis Commercial Mortgage Securities Trust
9,073,000	Series 2019-MILE, Class C, 1 Mo. LIBOR + 2.20% (c) (d)	2.29%	07/15/36	9,083,083
1,490,000	Series 2020-2PAC, Class A (c)	2.97%	12/15/38	1,535,402

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	NYO Commercial Mortgage Trust
$10,675,000	Series 2021-1290, Class A, 1 Mo. LIBOR + 1.10% (c) (d)	1.18%	11/15/38	$10,655,766
	SFAVE Commercial Mortgage Securities Trust
9,265,000	Series 2015-5AVE, Class A2A (c) (i)	3.66%	01/05/43	10,156,313
50,000	Series 2015-5AVE, Class A2B (c) (i)	4.14%	01/05/43	54,877
	SFO Commercial Mortgage Trust
10,000,000	Series 2021-555, Class A, 1 Mo. LIBOR + 1.15% (c) (d)	1.24%	05/15/38	10,017,185
	UBS-Barclays Commercial Mortgage Trust
234,190	Series 2013-C6, Class A3	2.97%	04/10/46	238,225
				158,561,434
	Total Mortgage-Backed Securities			468,678,982
	(Cost $471,767,353)

ASSET-BACKED SECURITIES — 8.3%
	ACE Securities Corp. Home Equity Loan Trust
16,242,193	Series 2007-HE1, Class A1, 1 Mo. LIBOR + 0.30% (d)	0.39%	01/25/37	10,895,836
13,941,586	Series 2007-WM2, Class A1, 1 Mo. LIBOR + 0.21% (d)	0.30%	02/25/37	8,104,902
	AGL CLO Ltd.
13,000,000	Series 2021-12A, Class A1, 3 Mo. LIBOR + 1.16% (c) (d)	1.29%	07/20/34	13,004,527
	Ajax Mortgage Loan Trust
3,439,698	Series 2019-F, Class A1, steps up to 3.86% on 11/25/26 (c) (k)	2.86%	07/25/59	3,444,279
	AMMC CLO
2,525,404	Series 2016-19A, Class AR, 3 Mo. LIBOR + 1.14% (c) (d)	1.26%	10/16/28	2,526,792
	Argent Securities, Inc.
187,597	Series 2005-W2, Class M1, 1 Mo. LIBOR + 0.74% (d)	0.83%	10/25/35	187,620
	Asset Backed Funding Certificates Trust
9,475,557	Series 2006-HE1, Class A2B, 1 Mo. LIBOR + 0.11% (d)	0.20%	01/25/37	6,541,436
49,397	Series 2006-OPT1, Class A2, 1 Mo. LIBOR + 0.28% (d)	0.37%	09/25/36	49,200
	Bardot CLO Ltd.
10,400,000	Series 2019-2A, Class BR, 3 Mo. LIBOR + 1.60% (c) (d)	1.72%	10/22/32	10,390,463
	Barings CLO Ltd.
319,275	Series 2013-IA, Class AR, 3 Mo. LIBOR + 0.80% (c) (d)	0.93%	01/20/28	318,940
481,844	Series 2016-2A, Class AR, 3 Mo. LIBOR + 1.08% (c) (d)	1.21%	07/20/28	482,204
12,500,000	Series 2019-2A, Class A2R, 3 Mo. LIBOR + 1.70% (c) (d)	1.82%	04/15/36	12,521,939
	Brazos Higher Education Authority, Inc.
270,000	Series 2011-1, Class A3, 3 Mo. LIBOR + 1.05% (d)	1.23%	11/25/33	270,423
300,000	Series 2011-2, Class A3, 3 Mo. LIBOR + 1.00% (d)	1.12%	10/27/36	301,895
	Carrington Mortgage Loan Trust
979,033	Series 2006-OPT1, Class M1, 1 Mo. LIBOR + 0.53% (d)	0.62%	02/25/36	976,325
	CIFC Funding Ltd.
13,500,000	Series 2021-7A, Class A1, 3 Mo. LIBOR + 1.13% (c) (d)	1.26%	01/23/35	13,500,250
	Citigroup Mortgage Loan Trust
853,312	Series 2006-HE2, Class M1, 1 Mo. LIBOR + 0.29% (d)	0.38%	08/25/36	851,100
	Dryden Senior Loan Fund
872,696	Series 2013-26A, Class AR, 3 Mo. LIBOR + 0.90% (c) (d)	1.02%	04/15/29	871,954
572,000	Series 2013-28A, Class A1LR, 3 Mo. LIBOR + 1.20% (c) (d)	1.36%	08/15/30	572,290
	ECMC Group Student Loan Trust
1,601,730	Series 2017-2A, Class A, 1 Mo. LIBOR + 1.05% (c) (d)	1.14%	05/25/67	1,626,730
	EFS Volunteer No 3 LLC
117,363	Series 2012-1, Class A3, 1 Mo. LIBOR + 1.00% (c) (d)	1.09%	04/25/33	117,490

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Elmwood CLO VI Ltd.
$13,400,000	Series 2020-3A, Class BR, 3 Mo. LIBOR + 1.65% (c) (d)	1.77%	10/20/34	$13,400,436
	First Franklin Mortgage Loan Trust
18,222,343	Series 2006-FF13, Class A2C, 1 Mo. LIBOR + 0.32% (d)	0.41%	10/25/36	14,685,774
13,566,734	Series 2007-FF2, Class A1, 1 Mo. LIBOR + 0.14% (d)	0.23%	03/25/37	9,305,951
	GE-WMC Mortgage Securities LLC
650,600	Series 2005-1, Class M1, 1 Mo. LIBOR + 0.66% (d)	0.75%	10/25/35	647,916
	GoldenTree Loan Management US CLO Ltd.
5,000,000	Series 2020-8A, Class AR, 3 Mo. LIBOR + 1.15% (c) (d)	1.28%	10/20/34	5,004,045
	GSAA Home Equity Trust
1,103,688	Series 2005-6, Class M1, 1 Mo. LIBOR + 0.65% (d)	0.74%	06/25/35	1,112,104
	GSAMP Trust
14,638,311	Series 2006-NC2, Class A2C, 1 Mo. LIBOR + 0.30% (d)	0.39%	06/25/36	10,368,165
10,297,923	Series 2007-FM2, Class A1, 1 Mo. LIBOR + 0.14% (d)	0.23%	01/25/37	7,612,217
	JP Morgan Mortgage Acquisition Trust
63,484	Series 2006-ACC1, Class M1, 1 Mo. LIBOR + 0.41% (d)	0.50%	05/25/36	63,750
2,364,073	Series 2006-WF1, Class A6	6.50%	07/25/36	976,585
19,113,437	Series 2006-WMC2, Class A4, 1 Mo. LIBOR + 0.30% (d)	0.39%	07/25/36	11,154,912
20,222,753	Series 2006-WMC2, Class A5, 1 Mo. LIBOR + 0.50% (d)	0.59%	07/25/36	12,057,212
395,083	Series 2007-CH2, Class MV1, 1 Mo. LIBOR + 0.28% (d)	0.37%	01/25/37	394,505
	Legacy Mortgage Asset Trust
1,704,470	Series 2019-GS4, Class A1 (c) (k)	3.44%	05/25/59	1,707,344
	Lehman XS Trust
3,479,522	Series 2006-9, Class A1C, 1 Mo. LIBOR + 0.52% (d)	0.61%	05/25/46	3,343,704
	Long Beach Mortgage Loan Trust
604,582	Series 2006-1, Class 1A, 1 Mo. LIBOR + 0.44% (d)	0.53%	02/25/36	601,273
	Magnetite VII Ltd.
4,599,814	Series 2012-7A, Class A1R2, 3 Mo. LIBOR + 0.80% (c) (d)	0.92%	01/15/28	4,605,812
	Mastr Asset Backed Securities Trust
7,459,532	Series 2006-WMC3, Class A2, 1 Mo. LIBOR + 0.05% (d)	0.14%	08/25/36	3,321,061
	Merrill Lynch First Franklin Mortgage Loan Trust
319,157	Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.13% (d)	0.22%	06/25/37	300,686
	Mid-State Trust
140,586	Series 2003-11, Class A1	4.86%	07/15/38	146,444
	Morgan Stanley ABS Capital I, Inc. Trust
11,186,715	Series 2006-HE4, Class A3, 1 Mo. LIBOR + 0.30% (d)	0.39%	06/25/36	7,385,219
5,914,236	Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (d)	0.19%	10/25/36	3,499,250
587,345	Series 2006-NC1, Class M1, 1 Mo. LIBOR + 0.57% (d)	0.66%	12/25/35	587,817
6,543,894	Series 2007-HE1, Class A2D, 1 Mo. LIBOR + 0.23% (d)	0.32%	11/25/36	4,860,869
28,214,514	Series 2007-HE2, Class A2D, 1 Mo. LIBOR + 0.21% (d)	0.30%	01/25/37	17,418,228
7,547,335	Series 2007-NC3, Class A2D, 1 Mo. LIBOR + 0.26% (d)	0.35%	05/25/37	6,653,390
	Navient Student Loan Trust
242,556	Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (d)	0.60%	06/25/31	239,552
211,512	Series 2014-3, Class A, 1 Mo. LIBOR + 0.62% (d)	0.71%	03/25/83	212,164
176,642	Series 2015-1, Class A2, 1 Mo. LIBOR + 0.60% (d)	0.69%	04/25/40	176,092
1,750,000	Series 2016-2A, Class A3, 1 Mo. LIBOR + 1.50% (c) (d)	1.59%	06/25/65	1,814,947
3,772,348	Series 2016-5A, Class A, 1 Mo. LIBOR + 1.25% (c) (d)	1.34%	06/25/65	3,864,415
300,000	Series 2017-3A, Class A3, 1 Mo. LIBOR + 1.05% (c) (d)	1.14%	07/26/66	301,504
3,225,985	Series 2017-5A, Class A, 1 Mo. LIBOR + 0.80% (c) (d)	0.89%	07/26/66	3,243,195
	New Century Home Equity Loan Trust
1,491,477	Series 2005-4, Class M3, 1 Mo. LIBOR + 0.83% (d)	0.92%	09/25/35	1,495,307
	OCP CLO Ltd.
6,200,000	Series 2020-19A, Class AR, 3 Mo. LIBOR + 1.15% (c) (d)	1.28%	10/20/34	6,221,265
8,620,000	Series 2021-21A, Class B, 3 Mo. LIBOR + 1.70% (c) (d)	1.83%	07/20/34	8,635,972

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Octagon Investment Partners 46 Ltd.
$14,000,000	Series 2020-2A, Class AR, 3 Mo. LIBOR + 1.16% (c) (d)	1.28%	07/15/36	$14,037,397
	OHA Credit Funding 4 Ltd.
12,685,000	Series 2019-4A, Class BR, 3 Mo. LIBOR + 1.65% (c) (d)	1.78%	10/22/36	12,691,347
	Palmer Square Loan Funding Ltd.
79,457	Series 2019-1A, Class A1, 3 Mo. LIBOR + 1.05% (c) (d)	1.18%	04/20/27	79,556
876,022	Series 2019-4A, Class A1, 3 Mo. LIBOR + 0.90% (c) (d)	1.02%	10/24/27	876,459
	Rad CLO 14 Ltd.
10,000,000	Series 2021-14A, Class B (c) (d) (h)	0.00%	01/15/35	10,005,000
	Residential Asset Securities Corp.
149,114	Series 2006-EMX3, Class A3, 1 Mo. LIBOR + 0.56% (d)	0.65%	04/25/36	148,050
1,002,082	Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.50% (d)	0.59%	04/25/36	1,002,010
	Rockford Tower CLO Ltd.
10,000,000	Series 2017-3A, Class A, 3 Mo. LIBOR + 1.19% (c) (d)	1.32%	10/20/30	10,005,018
	Saxon Asset Securities Trust
611,393	Series 2007-2, Class A2C, 1 Mo. LIBOR + 0.24% (d)	0.33%	05/25/47	535,912
	Securitized Asset-Backed Receivables LLC Trust
35,836	Series 2006-OP1, Class M2, 1 Mo. LIBOR + 0.59% (d)	0.68%	10/25/35	35,848
24,892,525	Series 2006-WM4, Class A1, 1 Mo. LIBOR + 0.38% (c) (d)	0.47%	11/25/36	15,485,423
	Skyline Aircraft Finance LLC
13,425,088	Series 2020-1, Class A (l) (m)	3.23%	05/10/38	13,510,042
	SLC Student Loan Trust
5,054,000	Series 2006-1, Class A6, 3 Mo. LIBOR + 0.16% (d)	0.28%	03/15/55	4,943,544
123,295	Series 2006-2, Class A6, 3 Mo. LIBOR + 0.16% (d)	0.28%	09/15/39	120,589
1,586,165	Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (d)	1.72%	12/15/32	1,615,849
	SLM Student Loan Trust
44,058	Series 2003-10A, Class A3, 3 Mo. LIBOR + 0.47% (c) (d)	0.59%	12/15/27	44,064
521,769	Series 2005-9, Class A7A, 3 Mo. LIBOR + 0.60% (d)	0.72%	01/25/41	525,808
80,000	Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (d)	0.87%	10/27/70	74,165
812,471	Series 2008-1, Class A4, 3 Mo. LIBOR + 0.65% (d)	0.77%	01/25/22	801,148
4,735,482	Series 2008-2, Class A3, 3 Mo. LIBOR + 0.75% (d)	0.87%	04/25/23	4,693,805
130,000	Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (d)	1.32%	01/25/83	118,222
700,000	Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (d)	1.32%	04/26/83	667,832
4,791,135	Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (d)	1.22%	07/25/23	4,793,548
320,000	Series 2008-7, Class B, 3 Mo. LIBOR + 1.85% (d)	1.97%	07/26/83	322,062
2,237,101	Series 2008-8, Class A4, 3 Mo. LIBOR + 1.50% (d)	1.62%	04/25/23	2,252,322
4,150,000	Series 2011-2, Class A2, 1 Mo. LIBOR + 1.20% (d)	1.29%	10/25/34	4,197,399
689,615	Series 2012-2, Class A, 1 Mo. LIBOR + 0.70% (d)	0.79%	01/25/29	679,814
672,902	Series 2012-3, Class A, 1 Mo. LIBOR + 0.65% (d)	0.74%	12/27/38	676,136
249,706	Series 2012-6, Class A3, 1 Mo. LIBOR + 0.75% (d)	0.84%	05/26/26	245,666
3,635,886	Series 2012-7, Class A3, 1 Mo. LIBOR + 0.65% (d)	0.74%	05/26/26	3,571,137
555,000	Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (d)	1.89%	09/25/43	559,164
128,424	Series 2013-2, Class A, 1 Mo. LIBOR + 0.45% (d)	0.54%	06/25/43	127,370
	Soundview Home Loan Trust
7,007,580	Series 2007-OPT4, Class 1A1, 1 Mo. LIBOR + 1.00% (d)	1.09%	09/25/37	6,129,980
	Structured Asset Investment Loan Trust
771,335	Series 2004-6, Class A3, 1 Mo. LIBOR + 0.80% (d)	0.89%	07/25/34	767,359
131,090	Series 2005-2, Class M2, 1 Mo. LIBOR + 0.74% (d)	0.83%	03/25/35	131,011
	Structured Asset Securities Corp. Mortgage Loan Trust
1,350,000	Series 2005-NC2, Class M5, 1 Mo. LIBOR + 0.93% (d)	1.02%	05/25/35	1,352,033
	TAL Advantage VII LLC
10,530,000	Series 2020-1A, Class A (c)	2.05%	09/20/45	10,502,071

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	TIF Funding II LLC
$8,778,500	Series 2020-1A, Class A (c)	2.09%	08/20/45	$8,751,600
	Treman Park CLO Ltd.
497,116	Series 2015-1A, Class ARR, 3 Mo. LIBOR + 1.07% (c) (d)	1.20%	10/20/28	497,859
	TRESTLES CLO V Ltd.
13,000,000	Series 2021-5A, Class A1, 3 Mo. LIBOR + 1.17% (c) (d)	1.30%	10/20/34	13,000,095
	Voya CLO Ltd.
13,000,000	Series 2020-1A, Class AR, 3 Mo. LIBOR + 1.15% (c) (d)	1.27%	07/16/34	13,016,826
	Wachovia Student Loan Trust
850,131	Series 2006-1, Class A6, 3 Mo. LIBOR + 0.17% (c) (d)	0.29%	04/25/40	837,387
	WaMu Asset-Backed Certificates WaMu Trust
1,135,470	Series 2007-HE2, Class 2A1, 1 Mo. LIBOR + 0.11% (d)	0.20%	04/25/37	545,477
3,940,275	Series 2007-HE2, Class 2A2, 1 Mo. LIBOR + 0.19% (d)	0.28%	04/25/37	1,917,286
8,443,446	Series 2007-HE2, Class 2A3, 1 Mo. LIBOR + 0.25% (d)	0.34%	04/25/37	4,146,906
	Wellman Park CLO Ltd.
11,650,000	Series 2021-1A, Class B, 3 Mo. LIBOR + 1.60% (c) (d)	1.72%	07/15/34	11,680,378
	Total Asset-Backed Securities			437,693,651
	(Cost $436,581,502)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES — 6.2%
	Agriculture — 0.2%
1,780,000	Imperial Brands Finance PLC (USD) (c)	3.50%	02/11/23	1,820,803
2,325,000	Imperial Brands Finance PLC (USD) (c)	3.13%	07/26/24	2,412,822
5,085,000	Imperial Brands Finance PLC (USD) (c)	4.25%	07/21/25	5,482,449
				9,716,074
	Airlines — 0.0%
634,800	Air Canada Pass-Through Trust, Series 2017-1, Class AA (USD) (c)	3.30%	01/15/30	655,596
	Banks — 2.8%
510,000	Credit Suisse Group AG (USD) (c) (e)	2.59%	09/11/25	521,969
4,095,000	Credit Suisse Group AG (USD) (c) (e)	2.19%	06/05/26	4,136,959
13,020,000	Credit Suisse Group AG (USD) (c) (e)	1.31%	02/02/27	12,615,563
3,365,000	Credit Suisse Group AG (USD) (c)	4.28%	01/09/28	3,674,193
4,760,000	Credit Suisse Group AG (USD) (c) (e)	3.09%	05/14/32	4,839,198
980,000	DNB Bank ASA (USD) (c) (e)	1.13%	09/16/26	963,221
7,000,000	DNB Bank ASA (USD) (c) (e)	1.61%	03/30/28	6,884,193
400,000	Global Bank Corp. (USD) (e) (n)	5.25%	04/16/29	417,964
4,330,000	HSBC Holdings PLC (USD) (e)	2.10%	06/04/26	4,360,712
6,920,000	HSBC Holdings PLC (USD) (e)	4.29%	09/12/26	7,501,300
6,665,000	HSBC Holdings PLC (USD) (e)	1.59%	05/24/27	6,518,713
7,100,000	HSBC Holdings PLC (USD) (e)	2.01%	09/22/28	6,944,708
7,800,000	HSBC Holdings PLC (USD) (e)	2.21%	08/17/29	7,639,404
9,420,000	Lloyds Banking Group PLC (USD) (e)	2.91%	11/07/23	9,596,342
1,870,000	Lloyds Banking Group PLC (USD)	3.90%	03/12/24	1,986,047
4,280,000	Lloyds Banking Group PLC (USD) (e)	3.87%	07/09/25	4,549,700
5,000,000	Lloyds Banking Group PLC (USD) (e)	1.63%	05/11/27	4,925,207
7,600,000	Macquarie Group Ltd. (USD) (c) (e)	1.34%	01/12/27	7,441,677

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
5,775,000	Macquarie Group Ltd. (USD) (c) (e)	2.87%	01/14/33	$5,794,588
9,800,000	NatWest Group PLC (USD) (e)	4.27%	03/22/25	10,435,003
10,775,000	Santander UK Group Holdings PLC (USD) (e)	4.80%	11/15/24	11,529,484
10,045,000	Santander UK Group Holdings PLC (USD) (e)	1.09%	03/15/25	9,964,304
1,585,000	Santander UK Group Holdings PLC (USD) (e)	1.53%	08/21/26	1,566,175
2,855,000	Santander UK Group Holdings PLC (USD) (e)	1.67%	06/14/27	2,807,620
1,190,000	Santander UK Group Holdings PLC (USD) (e)	3.82%	11/03/28	1,278,799
7,900,000	UBS AG (USD), SOFR + 0.45% (c) (d)	0.50%	08/09/24	7,931,085
				146,824,128
	Beverages — 0.3%
6,760,000	Bacardi Ltd. (USD) (c)	4.45%	05/15/25	7,358,708
245,000	Bacardi Ltd. (USD) (c)	4.70%	05/15/28	279,848
385,000	Bacardi Ltd. (USD) (c)	5.30%	05/15/48	514,839
7,000,000	Becle SAB de CV (USD) (c)	2.50%	10/14/31	6,869,100
1,800,000	Diageo Capital PLC (USD)	2.13%	04/29/32	1,800,752
				16,823,247
	Commercial Services — 0.3%
2,800,000	DP World Crescent Ltd. (USD) (c)	4.85%	09/26/28	3,142,202
1,689,000	IHS Markit Ltd. (USD) (c)	5.00%	11/01/22	1,740,776
2,500,000	IHS Markit Ltd. (USD)	3.63%	05/01/24	2,623,313
3,510,000	IHS Markit Ltd. (USD) (c)	4.75%	02/15/25	3,836,939
5,865,000	IHS Markit Ltd. (USD) (c)	4.00%	03/01/26	6,386,047
250,000	IHS Markit Ltd. (USD)	4.75%	08/01/28	289,820
				18,019,097
	Diversified Financial Services — 0.7%
1,500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.95%	02/01/22	1,503,971
1,100,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.50%	05/26/22	1,112,874
2,930,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	2.88%	08/14/24	3,027,541
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.50%	01/15/25	1,046,345
4,296,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.45%	10/01/25	4,649,957
15,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.00%	10/29/28	15,107,689
135,000	Avolon Holdings Funding Ltd. (USD) (c)	5.25%	05/15/24	145,386
1,755,000	Avolon Holdings Funding Ltd. (USD) (c)	2.88%	02/15/25	1,793,926
5,121,000	Avolon Holdings Funding Ltd. (USD) (c)	2.53%	11/18/27	5,000,496
840,000	Fondo Mivivienda S.A. (USD) (n)	3.50%	01/31/23	857,207
850,000	Park Aerospace Holdings Ltd. (USD) (c)	4.50%	03/15/23	881,301
467,000	Park Aerospace Holdings Ltd. (USD) (c)	5.50%	02/15/24	503,301
				35,629,994
	Electric — 0.0%
1,200,000	Empresas Publicas de Medellin ESP (USD) (n)	4.38%	02/15/31	1,134,090
600,000	Minejesa Capital B.V. (USD) (c)	5.63%	08/10/37	631,326

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Electric (Continued)
250,000	Mong Duong Finance Holdings B.V. (USD) (n)	5.13%	05/07/29	$242,101
				2,007,517
	Food — 0.1%
150,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (c)	5.50%	01/15/30	161,170
6,935,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (c) (h)	3.00%	05/15/32	6,868,147
				7,029,317
	Internet — 0.2%
2,775,000	Tencent Holdings Ltd. (USD) (c)	3.98%	04/11/29	3,031,504
4,540,000	Tencent Holdings Ltd. (USD) (c)	3.84%	04/22/51	4,923,619
				7,955,123
	Media — 0.1%
345,000	Virgin Media Secured Finance PLC (USD) (c)	5.50%	05/15/29	358,980
6,737,000	Virgin Media Secured Finance PLC (USD) (c)	4.50%	08/15/30	6,616,037
				6,975,017
	Mining — 0.1%
3,697,000	Corp. Nacional del Cobre de Chile (USD) (n)	3.15%	01/14/30	3,768,301
2,860,000	Indonesia Asahan Aluminium Persero PT (USD) (c)	6.53%	11/15/28	3,424,592
600,000	Indonesia Asahan Aluminium Persero PT (USD) (c)	5.45%	05/15/30	682,857
				7,875,750
	Miscellaneous Manufacturing — 0.2%
7,750,000	GE Capital International Funding Co. Unlimited Co. (USD)	4.42%	11/15/35	9,375,884
	Oil & Gas — 0.4%
1,600,000	KazMunayGas National Co. JSC (USD) (c)	3.50%	04/14/33	1,631,685
1,633,000	KazMunayGas National Co. JSC (USD) (n)	5.38%	04/24/30	1,877,075
1,567,000	KazMunayGas National Co. JSC (USD) (n)	3.50%	04/14/33	1,598,031
2,504,000	Pertamina Persero PT (USD) (c)	3.10%	08/27/30	2,555,208
215,000	Petroleos Mexicanos (USD)	6.63%	06/15/35	198,835
2,430,000	Petroleos Mexicanos (USD)	6.75%	09/21/47	2,003,328
3,095,000	Petroleos Mexicanos (USD)	7.69%	01/23/50	2,788,038
1,705,000	Petroleos Mexicanos (USD)	6.95%	01/28/60	1,399,097
2,913,000	Petronas Capital Ltd. (USD) (c)	3.50%	04/21/30	3,165,167
1,650,000	Petronas Capital Ltd. (USD) (c)	2.48%	01/28/32	1,652,822
1,800,000	Saudi Arabian Oil Co. (USD) (n)	1.63%	11/24/25	1,788,014
158,790	Transocean Pontus Ltd. (USD) (c)	6.13%	08/01/25	156,106
517,000	Transocean Poseidon Ltd. (USD) (c)	6.88%	02/01/27	492,277
				21,305,683
	Oil & Gas Services — 0.1%
1,619,497	Transocean Phoenix 2 Ltd. (USD) (c)	7.75%	10/15/24	1,623,295
2,512,500	Transocean Proteus Ltd. (USD) (c)	6.25%	12/01/24	2,467,966
				4,091,261
	Pharmaceuticals — 0.0%
2,481,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. (USD) (c)	6.00%	06/30/28	1,904,155

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Pipelines — 0.1%
1,800,000	Galaxy Pipeline Assets Bidco Ltd. (USD) (c)	2.16%	03/31/34	$1,754,056
800,000	Southern Gas Corridor CJSC (USD) (n)	6.88%	03/24/26	924,209
				2,678,265
	Retail — 0.1%
100,000	Alimentation Couche-Tard, Inc. (USD) (c)	3.55%	07/26/27	107,685
4,230,000	Alimentation Couche-Tard, Inc. (USD) (c)	3.80%	01/25/50	4,630,217
				4,737,902
	Savings & Loans — 0.3%
4,895,000	Nationwide Building Society (USD) (c) (e)	3.62%	04/26/23	4,950,511
6,645,000	Nationwide Building Society (USD) (c) (e)	3.77%	03/08/24	6,877,289
1,300,000	Nationwide Building Society (USD) (c) (e)	4.36%	08/01/24	1,369,002
				13,196,802
	Telecommunications — 0.2%
400,000	C&W Senior Financing DAC (USD) (c)	6.88%	09/15/27	418,302
2,000,000	Intelsat Jackson Holdings S.A. (USD) (o)	5.50%	08/01/23	973,830
3,860,000	Intelsat Jackson Holdings S.A. (USD) (c) (o)	8.50%	10/15/24	1,946,637
390,000	Intelsat Jackson Holdings S.A. (USD) (c) (o)	9.75%	07/15/25	192,830
500,000	SES S.A. (USD) (c)	3.60%	04/04/23	516,120
2,777,000	Vodafone Group PLC (USD)	4.88%	06/19/49	3,486,333
1,375,000	Vodafone Group PLC (USD)	4.25%	09/17/50	1,587,895
				9,121,947
	Transportation — 0.0%
726,000	Empresa de Transporte de Pasajeros Metro S.A. (USD) (c)	3.65%	05/07/30	766,837
	Total Foreign Corporate Bonds and Notes			326,689,596
	(Cost $327,542,581)

FOREIGN SOVEREIGN BONDS AND NOTES — 4.0%
	Brazil — 0.1%
1,200,000	Brazilian Government International Bond (USD)	2.88%	06/06/25	1,201,740
400,000	Brazilian Government International Bond (USD)	4.63%	01/13/28	409,074
3,830,000	Brazilian Government International Bond (USD)	3.88%	06/12/30	3,605,600
				5,216,414
	Canada — 1.5%
49,740,000	Canadian Government Bond (CAD)	0.50%	11/01/23	38,579,309
49,740,000	Canadian Government Bond (CAD)	0.75%	02/01/24	38,684,127
				77,263,436
	Chile — 0.1%
2,800,000	Chile Government International Bond (USD)	3.24%	02/06/28	2,952,418
300,000	Chile Government International Bond (USD)	2.55%	01/27/32	298,998
				3,251,416

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Colombia — 0.1%
250,000	Colombia Government International Bond (USD)	4.50%	01/28/26	$261,191
6,785,000	Colombia Government International Bond (USD)	3.00%	01/30/30	6,193,450
				6,454,641
	Dominican Republic — 0.1%
3,485,000	Dominican Republic International Bond (USD) (c)	4.50%	01/30/30	3,476,322
1,680,000	Dominican Republic International Bond (USD) (n)	4.88%	09/23/32	1,675,817
				5,152,139
	Egypt — 0.0%
800,000	Egypt Government International Bond (USD) (n)	5.25%	10/06/25	781,052
1,200,000	Egypt Government International Bond (USD) (c)	7.60%	03/01/29	1,147,060
				1,928,112
	Indonesia — 0.1%
957,000	Indonesia Government International Bond (USD)	2.85%	02/14/30	988,931
2,600,000	Perusahaan Penerbit SBSN Indonesia III (USD) (c)	2.80%	06/23/30	2,667,808
				3,656,739
	Japan — 1.0%
4,680,000,000	Japan Treasury Discount Bill, Series 1039 (JPY)	(f)	02/28/22	41,418,153
1,290,000,000	Japan Treasury Discount Bill, Series 1041 (JPY)	(f)	03/07/22	11,416,855
				52,835,008
	Mexico — 0.2%
5,000,000	Mexico Government International Bond (USD)	3.75%	01/11/28	5,374,925
4,372,000	Mexico Government International Bond (USD)	2.66%	05/24/31	4,231,309
1,400,000	Mexico Government International Bond (USD)	4.75%	04/27/32	1,567,062
				11,173,296
	Panama — 0.1%
5,583,000	Panama Government International Bond (USD)	3.16%	01/23/30	5,722,407
500,000	Panama Government International Bond (USD)	2.25%	09/29/32	466,985
				6,189,392
	Paraguay — 0.1%
3,300,000	Paraguay Government International Bond (USD) (c)	4.95%	04/28/31	3,642,408
647,000	Paraguay Government International Bond (USD) (c)	2.74%	01/29/33	610,613
				4,253,021
	Peru — 0.1%
4,775,000	Peruvian Government International Bond (USD)	2.84%	06/20/30	4,837,123
	Philippines — 0.0%
1,570,000	Philippine Government International Bond (USD)	2.46%	05/05/30	1,609,208
240,000	Philippine Government International Bond (USD)	1.65%	06/10/31	228,588
				1,837,796
	Qatar — 0.1%
4,024,000	Qatar Government International Bond (USD) (n)	4.50%	04/23/28	4,613,170

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Qatar (Continued)
1,900,000	Qatar Government International Bond (USD) (n)	3.75%	04/16/30	$2,118,196
				6,731,366
	Romania — 0.1%
3,000,000	Romanian Government International Bond (USD) (n)	3.00%	02/14/31	2,974,476
	Saudi Arabia — 0.1%
1,660,000	Saudi Government International Bond (USD) (n)	3.25%	10/26/26	1,771,220
3,340,000	Saudi Government International Bond (USD) (n)	3.63%	03/04/28	3,637,450
				5,408,670
	South Africa — 0.1%
6,024,000	Republic of South Africa Government International Bond (USD)	4.85%	09/30/29	6,077,222
	Turkey — 0.0%
1,200,000	Turkey Government International Bond (USD)	3.25%	03/23/23	1,183,816
	United Arab Emirates — 0.0%
2,037,000	Abu Dhabi Government International Bond (USD) (n)	2.50%	09/30/29	2,113,347
	Uruguay — 0.1%
3,260,000	Uruguay Government International Bond (USD)	4.38%	01/23/31	3,747,892
	Total Foreign Sovereign Bonds and Notes			212,285,322
	(Cost $215,722,159)

Principal Value	Description	Rate (p)	Stated Maturity (q)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 1.9%
	Cable and Satellite — 0.1%
$1,000,000	DIRECTV Financing LLC, Term Loan, 1 Mo. LIBOR + 5.00%, 0.75% Floor	5.75%	08/02/27	997,500
2,332,015	EagleView Technology Corp., Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.58%	08/14/25	2,290,226
725,000	Virgin Media Bristol LLC, Term Loan N, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.59%	01/31/28	715,031
				4,002,107
	Consumer Products — 0.1%
7,093,725	Zep, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	08/11/24	6,980,226
	Entertainment — 0.0%
6,660	Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.84%	12/22/24	6,587
	Environmental — 0.0%
241,090	GFL Environmental, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	05/31/25	240,890
	Finance Companies — 0.2%
4,987,437	Avolon TLB Borrower 1 (U.S.) LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.50% Floor	2.75%	12/01/27	4,972,275
5,450,000	Setanta Airecraft Leasing DAC, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.14%	11/05/28	5,434,914
				10,407,189

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Rate (p)	Stated Maturity (q)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Food and Beverage — 0.0%
$175,056	Hostess Brands LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	$173,787
463,540	Hostess Brands LLC, Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	460,180
				633,967
	Healthcare — 0.2%
2,139,250	ADMI Corp., Term Loan B, 1 Mo. LIBOR + 3.13%, 0.75% Floor	3.88%	12/23/27	2,104,937
3,818,352	Grifols Worldwide Operations Ltd., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.08%	11/15/27	3,741,985
2,068,225	ICON Luxemburg S.A.R.L., Term Loan, 3 Mo. LIBOR + 2.50%, 0.50% Floor	3.00%	07/01/28	2,060,180
1,465,563	Pathway Vet Alliance LLC, Term Loan A, 3 Mo. LIBOR + 3.75%, 0.00% Floor	3.84%	03/31/27	1,455,362
515,300	PRA Health Sciences, Term Loan, 3 Mo. LIBOR + 2.50%, 0.50% Floor	3.00%	07/01/28	513,295
				9,875,759
	Insurance — 0.1%
4,975,000	AmWINS Group, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	02/19/28	4,900,375
	Leisure — 0.1%
3,299,792	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (r)	15.25%	05/23/24	3,914,378
	Media Entertainment — 0.0%
945,178	Diamond Sports Group, LLC, Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.35%	08/24/26	395,084
	Medical Equipment & Devices — 0.1%
4,228,750	Avantor Funding, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.50% Floor	2.75%	11/06/27	4,204,984
	Packaging — 0.2%
1,273,386	Berry Global, Inc., Term Loan Z, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.86%	07/01/26	1,259,416
3,136,885	Charter NEX U.S., Inc., Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	12/01/27	3,137,324
1,538,375	Plaze, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/03/26	1,522,991
2,218,613	Proampac PG Borrower LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	11/03/25	2,206,965
				8,126,696
	Pharmaceuticals — 0.3%
5,041,762	Elanco Animal Health, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.84%	08/01/27	4,958,926
4,328,250	Horizon Therapeutics USA, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.50% Floor	2.50%	03/15/28	4,300,419
2,375,000	Jazz Financing LUX SARL, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	05/05/28	2,368,777
3,990,000	Organon & Co., Term Loan, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/02/28	3,975,038
				15,603,160

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Rate (p)	Stated Maturity (q)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Restaurants — 0.1%
$3,677,366	Northeast Foods LLC, Term Loan B, 3 Mo. LIBOR + 3.75%, 0.00% Floor	3.87%	07/20/25	$3,616,064
	Services — 0.0%
1,686,525	Spin Holdco Inc., Term Loan , 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	03/04/28	1,684,416
	Technology — 0.1%
3,979,695	Commscope, Inc., Term Loan B2, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.34%	04/04/26	3,872,761
3,991,343	Waystar Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.09%	10/23/26	3,983,041
				7,855,802
	Telecommunications — 0.1%
3,500,000	Intelsat Jackson Holdings S.A., DIP Term Loan DD, 1 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	07/13/22	3,506,580
2,000,000	Intelsat Jackson Holdings S.A., Term Loan B, 1 Mo. LIBOR + 4.75%, 3.25% Floor	8.00%	11/27/23	2,003,120
1,250,000	Intelsat Jackson Holdings S.A., Term Loan B	6.63%	01/02/24	1,252,350
				6,762,050
	Wirelines — 0.2%
7,360,000	Level 3 Financing, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.84%	03/01/27	7,180,637
2,230,473	Lumen Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.34%	03/15/27	2,184,481
				9,365,118
	Total Senior Floating-Rate Loan Interests			98,575,502
	(Cost $99,168,481)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY SECURITIES — 1.0%
52,905,000	Federal Home Loan Banks (h)	1.04%	06/14/24	52,920,357
	(Cost $52,905,000)

MUNICIPAL BONDS — 0.8%
	California — 0.3%
3,960,000	City of San Francisco CA Public Utilities Commission Water Rev	2.83%	11/01/41	4,021,438
2,585,000	Los Angeles CA Unif School District	5.75%	07/01/34	3,442,583
4,715,000	Regents of the Univ of CA Medical Center Pooled Rev	3.26%	05/15/60	5,281,601
				12,745,622
	Massachusetts — 0.0%
1,845,000	Massachusetts Sch Bldg Auth	2.97%	10/15/32	1,964,962
	New Jersey — 0.0%
2,000,000	NJ St Turnpike Auth Rev	1.86%	01/01/31	1,961,849

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$500,000	NJ St Turnpike Auth Rev	3.73%	01/01/36	$584,996
				2,546,845
	New York — 0.5%
3,170,000	City of New York NY	3.62%	04/01/31	3,454,902
3,620,000	City of New York NY	1.92%	08/01/31	3,570,941
1,225,000	Metro Transprtn Auth	5.18%	11/15/49	1,714,033
400,000	New York City NY Transitional Fin Auth Rev Qualified Sch Constr, Ser BD G-3	5.27%	05/01/27	473,765
970,000	New York City NY Transitional Fin Auth Rev, Ser A-3	3.96%	08/01/32	1,083,430
6,940,000	New York City NY Transitional Fin Auth Rev, Ser B-3	1.85%	08/01/32	6,728,324
5,140,000	New York State Urban Development Corp.	2.97%	03/15/34	5,425,711
2,690,000	NY St Dorm Auth	5.00%	03/15/24	2,945,751
1,405,000	NY St Dorm Auth	2.96%	02/15/32	1,502,490
				26,899,347
	Total Municipal Bonds			44,156,776
	(Cost $42,905,243)

U.S. TREASURY BILLS — 4.8%
147,195,000	U.S. Treasury Bill	(f)	12/09/21	147,194,223
36,725,000	U.S. Treasury Bill	(f)	12/14/21	36,724,251
13,970,000	U.S. Treasury Bill	(f)	01/13/22	13,969,583
39,020,000	U.S. Treasury Bill	(f)	01/20/22	39,017,683
15,875,000	U.S. Treasury Bill	(f)	01/25/22	15,874,090
	Total U.S. Treasury Bills			252,779,830
	(Cost $252,779,033)

Shares	Description	Value

MONEY MARKET FUNDS — 0.9%
47,395,618	JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 0.01% (s)	47,395,618
	(Cost $47,395,618)
	Total Investments — 122.3%	6,457,354,249
	(Cost $6,425,677,207) (t)

Description	Counterparty	Notional Amount	Exercise Price	Expiration Date	Value

PUT SWAPTIONS PURCHASED — 0.0%
30 Year Interest Rate Swap, Pays 2.75% Semi-Annual, Receives 3 Mo. LIBOR Quarterly	Barclays PLC	$19,380,000	2.75%	01/23/54	561,857
(Cost $571,710) (t)

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 0.0%
CALL OPTIONS PURCHASED — 0.0%

3,185	Eurodollar 1-Year Mid-Curve Options Futures Call	$790,994,750	$98.75	09/16/22	$1,831,375
	(Cost $1,998,542) (t)

WRITTEN OPTIONS — (0.0)%
CALL OPTIONS WRITTEN — (0.0)%

(3,185)	Eurodollar 1-Year Mid-Curve Options Futures Call	(790,994,750)	99.00	09/16/22	(1,055,031)
(1,505)	Eurodollar 2-Year Mid-Curve Options Futures Call	(373,766,750)	98.25	09/16/22	(1,533,219)
	Total Call Options Written				(2,588,250)
	(Premiums received $2,273,204)

PUT OPTIONS WRITTEN — (0.0)%

(3,185)	Eurodollar 1-Year Mid-Curve Options Futures Put	(790,994,750)	97.88	09/16/22	(1,114,750)
(1,505)	Eurodollar 2-Year Mid-Curve Options Futures Put	(373,766,750)	98.25	09/16/22	(1,175,781)
	Total Put Options Written				(2,290,531)
	(Premiums received $2,098,464)

	Total Written Options				(4,878,781)
	(Premiums received $4,371,668) (t)

	Net Other Assets and Liabilities — (22.3)%				(1,174,846,846)
	Net Assets — 100.0%				$5,280,021,854

Forward Foreign Currency Contracts at November 30, 2021:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 11/30/2021	Sale Value as of 11/30/2021	Unrealized Appreciation (Depreciation)
01/07/22	Citi	USD	79,700,350	CAD	98,465,000	$79,700,350	$77,116,556	$2,583,794
01/07/22	Citi	USD	82,702	CAD	105,000	82,702	82,235	467
02/28/22	GSIL	USD	41,056,413	JPY	4,680,000,000	41,056,413	41,455,110	(398,697)
03/07/22	GSIL	USD	11,364,157	JPY	1,290,000,000	11,364,157	11,427,815	(63,658)
Net Unrealized Appreciation (Depreciation)								$2,121,906

Counterparty Abbreviations:
Citi Citibank N.A.
GSIL Goldman Sachs International, London

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Futures Contracts at November 30, 2021:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value

Ultra U.S. Treasury Bond Futures	Long	23	Mar-2022	$4,612,937	$159,379
U.S. 2-Year Treasury Notes	Short	93	Mar-2022	(20,342,297)	(20,967)
Ultra U.S. 10-Year Treasury Notes	Short	58	Mar-2022	(8,519,656)	(116,120)
				$(24,249,016)	$22,292

Interest Rate Swap Agreements at November 30, 2021:
Counterparty	Floating Rate	Expiration Date	Notional Amount	Fixed Rate	Unrealized Appreciation (Depreciation)/ Value
Citibank, Global Markets, Inc.	3 month LIBOR(1)	7/24/2025	$117,450,000	1.026%(1)	$(1,268,128)
Citibank, Global Markets, Inc.	3 month LIBOR(1)	7/24/2025	86,880,000	1.034%(1)	(924,475)
Citibank, Global Markets, Inc	3 month LIBOR(1)	7/24/2025	58,725,000	1.073%(1)	(580,123)
Citibank, Global Markets, Inc	3 month LIBOR(2)	9/28/2025	145,575,000	1.390%(2)	(596,794)
Citibank, Global Markets, Inc	3 month LIBOR(3)	7/24/2053	9,810,000	1.773%(3)	(142,727)
Citibank, Global Markets, Inc	3 month LIBOR(3)	7/24/2053	7,260,000	1.785%(3)	(127,360)
Citibank, Global Markets, Inc	3 month LIBOR(3)	7/24/2053	4,905,000	1.807%(3)	(112,477)
Citibank, Global Markets, Inc	3 month LIBOR(4)	9/28/2053	12,425,000	1.870%(4)	(468,929)
			$443,030,000		$(4,221,013)

(1)	The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 07/24/2023 and no interest is being accrued until that date.
(2)	The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 09/28/2023 and no interest is being accrued until that date.
(3)	The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 07/24/2023 and no interest is being accrued until that date.
(4)	The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 09/28/2023 and no interest is being accrued until that date.

(a)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(b)	All or a portion of this security is part of a mortgage dollar roll agreement.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2021, securities noted as such amounted to $929,173,757 or 17.6% of net assets.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

(d)	Floating or variable rate security.
(e)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at November 30, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(f)	Zero coupon security.
(g)

This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under

Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Restricted Securities table).

(h)	When-issued security. The interest rate shown reflects the rate in effect at November 30, 2021. Interest will begin accruing on the security’s first settlement date.
(i)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(j)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(k)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(l)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At November 30, 2021, securities noted as such are valued at $57,035,494 or 1.1% of net assets.
(m)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(n)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(o)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(p)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset.
(q)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(r)

The issuer will pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the fiscal year-to-date period (September 1, 2021 to November 30, 2021), the Fund received a portion of the interest in cash and PIK interest with a principal value of $68,134 for Cineworld Group PLC.

(s)	Rate shown reflects yield as of November 30, 2021.
(t)

Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $66,818,804 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $37,902,710. The net unrealized appreciation was $28,916,094. The amounts presented are inclusive of derivative contracts.

LIBOR	- London Interbank Offered Rates
SOFR	- Secured Overnight Finance Rates
TBA	- To-Be-Announced Security

Currency Abbreviations:
CAD	- Canadian Dollar
JPY	- Japanese Yen
USD	- United States Dollar

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$2,064,436,981	$—	$2,064,436,981	$—
U.S. Government Agency Mortgage-Backed Securities	1,510,860,215	—	1,510,860,215	—
Corporate Bonds and Notes*	940,881,419	—	940,881,419	—
Mortgage-Backed Securities	468,678,982	—	468,678,982	—
Asset-Backed Securities	437,693,651	—	424,183,609	13,510,042
Foreign Corporate Bonds and Notes*	326,689,596	—	326,689,596	—
Foreign Sovereign Bonds and Notes**	212,285,322	—	212,285,322	—
Senior Floating-Rate Loan Interests*	98,575,502	—	98,575,502	—
U.S. Government Agency Securities	52,920,357	—	52,920,357	—
Municipal Bonds***	44,156,776	—	44,156,776	—
U.S. Treasury Bills	252,779,830	—	252,779,830	—
Money Market Funds	47,395,618	47,395,618	—	—
Total Investments	6,457,354,249	47,395,618	6,396,448,589	13,510,042
Put Swaptions Purchased	561,857	—	561,857	—
Call Options Purchased	1,831,375	1,831,375	—	—
Forward Foreign Currency Contracts	2,584,261	—	2,584,261	—
Futures Contracts	159,379	159,379	—	—
Total	$6,462,491,121	$49,386,372	$6,399,594,707	$13,510,042

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(2,588,250)	$(2,588,250)	$—	$—
Put Options Written	(2,290,531)	(2,290,531)	—	—
Forward Foreign Currency Contracts	(462,355)	—	(462,355)	—
Futures Contracts	(137,087)	(137,087)	—	—
Interest Rate Swap Agreements	(4,221,013)	—	(4,221,013)	—
Total	$(9,699,236)	$(5,015,868)	$(4,683,368)	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for country breakout.
***	See Portfolio of Investments for state breakout.

Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of November 30, 2021, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid.

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% Net Assets
Ruby Pipeline LLC, 8.00%, 04/01/22	12/08/2017	$329,909	$92.44	$348,942	$304,962	0.01%

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES — 20.7%
	Collateralized Mortgage Obligations — 12.8%
	Adjustable Rate Mortgage Trust
$95,436	Series 2005-8, Class 3A21 (a)	2.65%	11/25/35	$83,711
	Alternative Loan Trust
794,886	Series 2005-13CB, Class A8	5.50%	05/25/35	800,026
271,241	Series 2005-16, Class A3, 1 Mo. LIBOR + 0.50% (b)	0.59%	06/25/35	253,349
833,614	Series 2005-65CB, Class 2A4	5.50%	12/25/35	758,197
79,675	Series 2005-76, Class 1A1, 12 Mo. Treasury Average + 1.48% (b)	1.56%	01/25/36	80,428
301,738	Series 2006-33CB, Class 2A1	6.00%	11/25/36	235,128
1,010,823	Series 2007-15CB, Class A6	5.75%	07/25/37	818,569
520,226	Series 2007-OA6, Class A1B, 1 Mo. LIBOR + 0.20% (b)	0.29%	06/25/37	504,410
	American Home Mortgage Assets Trust
1,447,859	Series 2006-1, Class 1A1, 1 Mo. LIBOR + 0.21% (b)	0.30%	05/25/46	1,372,079
1,500,495	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (b)	0.78%	02/25/47	843,575
	American Home Mortgage Investment Trust
623,295	Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (b)	0.67%	11/25/45	609,977
	Banc of America Funding Trust
773,767	Series 2007-1, Class TA3A, 1 Mo. LIBOR + 0.32% (b)	0.41%	01/25/37	716,688
2,689,533	Series 2007-2, Class TA4, 1 Mo. LIBOR + 0.80% (b)	0.89%	03/25/37	2,671,700
	BCAP LLC Trust
456,116	Series 2007-AA3, Class 1A1A, 1 Mo. LIBOR + 0.42% (b)	0.51%	04/25/37	440,523
737,252	Series 2015-RR2, Class 25A3 (a) (c)	0.51%	10/28/36	733,363
	Bear Stearns ALT-A Trust
970,964	Series 2004-8, Class M1, 1 Mo. LIBOR + 0.92% (b)	1.01%	09/25/34	982,910
1,951,956	Series 2006-1, Class 21A2 (a)	2.96%	02/25/36	1,633,523
	Bear Stearns Mortgage Funding Trust
624,456	Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (b)	0.30%	07/25/36	606,481
547,960	Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (b)	0.27%	10/25/36	525,818
208,101	Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (b)	0.25%	01/25/37	199,723
190,882	Series 2007-AR3, Class 1A1, 1 Mo. LIBOR + 0.14% (b)	0.23%	03/25/37	183,535
	CIM Trust
177,015	Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (b) (c)	1.16%	09/25/58	176,169
781,306	Series 2020-R7, Class A1A (c) (d)	2.25%	12/27/61	775,819
1,488,370	Series 2021-R3, Class A1A (c)	1.95%	06/25/57	1,486,927
1,698,326	Series 2021-R5, Class A1A (c)	2.00%	08/25/61	1,682,945
	Citigroup Mortgage Loan Trust
585,521	Series 2005-8, Class 2A4A	5.50%	09/25/35	590,571
1,243,749	Series 2009-10, Class 2A2 (c)	7.00%	12/25/35	1,155,908
	Credit Suisse Mortgage Trust
0	Series 2010-7R, Class 1A12 (c)	4.00%	01/26/37	0
55,863	Series 2014-2R, Class 28A1 (a) (c)	3.00%	06/27/37	56,278
907,519	Series 2014-8R, Class 3A2 (a) (c)	3.93%	02/27/36	805,555
1,632,800	Series 2014-11R, Class 17A2, 1 Mo. LIBOR + 0.15% (b) (c)	0.24%	12/27/36	1,530,114
1,725,813	Series 2021-RPL4, Class A1 (c)	1.80%	12/27/60	1,731,757
	Deutsche Alt-A Securities Mortgage Loan Trust
1,489,192	Series 2007-AR3, Class 2A5, 1 Mo. LIBOR + 0.40% (b)	0.49%	06/25/37	1,436,872
	DSLA Mortgage Loan Trust
57,205	Series 2004-AR4, Class 2A1A, 1 Mo. LIBOR + 0.72% (b)	0.81%	01/19/45	50,119
4,081,248	Series 2005-AR3, Class 1A, 1 Mo. LIBOR + 0.52% (b)	0.61%	07/19/45	3,535,998
	First Horizon Alternative Mortgage Securities Trust
39,715	Series 2004-AA4, Class A1 (a)	2.33%	10/25/34	41,158
1,992,826	Series 2005-AA4, Class 2A1 (a)	2.36%	06/25/35	1,947,035

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	First Horizon Alternative Mortgage Securities Trust (Continued)
$1,142,009	Series 2007-FA1, Class A4	6.25%	03/25/37	$725,339
	GreenPoint Mortgage Funding Trust
65,906	Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (b)	0.67%	02/25/36	65,790
390,930	Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.20% (b)	0.29%	03/25/47	398,179
637,516	Series 2007-AR2, Class 2A1, 1 Mo. LIBOR + 0.40% (b)	0.49%	05/25/37	638,636
	GreenPoint MTA Trust
385,503	Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.48% (b)	0.57%	08/25/45	373,525
	HarborView Mortgage Loan Trust
187,541	Series 2005-9, Class 2A1A, 1 Mo. LIBOR + 0.68% (b)	0.77%	06/20/35	184,681
516,779	Series 2005-9, Class 2A1C, 1 Mo. LIBOR + 0.90% (b)	0.99%	06/20/35	513,378
802,849	Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (b)	1.09%	10/25/37	780,955
	Headlands Residential LLC
1,565,000	Series 2018-RPL1, Class A (c)	3.88%	08/25/24	1,567,602
	HomeBanc Mortgage Trust
92,156	Series 2005-4, Class A1, 1 Mo. LIBOR + 0.54% (b)	0.63%	10/25/35	92,333
	Impac CMB Trust
57,672	Series 2005-1, Class 1A1, 1 Mo. LIBOR + 0.52% (b)	0.61%	04/25/35	56,767
	IndyMac INDX Mortgage Loan Trust
1,711,573	Series 2005-16IP, Class A1, 1 Mo. LIBOR + 0.64% (b)	0.73%	07/25/45	1,518,359
3,053,492	Series 2006-AR2, Class 1A1B, 1 Mo. LIBOR + 0.42% (b)	0.51%	04/25/46	2,923,994
551,545	Series 2006-AR4, Class A1A, 1 Mo. LIBOR + 0.42% (b)	0.51%	05/25/46	533,937
244,199	Series 2006-AR21, Class A1, 1 Mo. LIBOR + 0.24% (b)	0.33%	08/25/36	241,387
168,200	Series 2007-FLX2, Class A1C, 1 Mo. LIBOR + 0.19% (b)	0.28%	04/25/37	161,127
	JP Morgan Alternative Loan Trust
3,066,619	Series 2006-S1, Class 1A19	6.50%	03/25/36	2,433,013
682,912	Series 2006-S1, Class 3A4	6.18%	03/25/36	684,362
62,655	Series 2007-S1, Class A2, 1 Mo. LIBOR + 0.68% (b)	0.77%	04/25/47	62,155
	Legacy Mortgage Asset Trust
865,746	Series 2020-GS2, Class A1, steps up to 5.75% on 03/26/23 (c) (e)	2.75%	03/25/60	869,675
	Lehman Mortgage Trust
840,697	Series 2006-1, Class 1A5	5.50%	02/25/36	630,453
	Lehman XS Trust
185,044	Series 2005-5N, Class 3A1A, 1 Mo. LIBOR + 0.30% (b)	0.39%	11/25/35	184,328
785,384	Series 2006-2N, Class 2A1, 12 Mo. Treasury Average + 2.02% (b)	2.10%	02/25/36	799,108
3,462,659	Series 2006-4N, Class A1D1, 1 Mo. LIBOR + 0.66% (b)	0.75%	04/25/46	3,313,547
648,285	Series 2007-12N, Class 1A3A, 1 Mo. LIBOR + 0.20% (b)	0.29%	07/25/47	658,216
1,662,941	Series 2007-16N, Class 1A1, 1 Mo. LIBOR + 0.47% (b)	0.56%	09/25/47	1,669,777
	MASTR Adjustable Rate Mortgages Trust
686,688	Series 2004-14, Class B1, 1 Mo. LIBOR + 2.15% (b)	2.24%	01/25/35	727,849
3,122,204	Series 2006-OA2, Class 1A1, 12 Mo. Treasury Average + 0.80% (b)	0.88%	12/25/46	2,858,138
387,960	Series 2007-2, Class A1, 1 Mo. LIBOR + 0.30% (b)	0.39%	03/25/47	379,741
4,700,000	Series 2007-HF2, Class A2, 1 Mo. LIBOR + 1.10% (b)	1.19%	09/25/37	2,299,629
	Merrill Lynch Mortgage Investors Trust
139,573	Series 2003-D, Class A, 1 Mo. LIBOR + 0.62% (b)	0.71%	08/25/28	139,425
213,466	Series 2004-E, Class A2B, 6 Mo. LIBOR + 0.72% (b)	0.88%	11/25/29	214,660
	Morgan Stanley Resecuritization Trust
73,434	Series 2014-R8, Class 3B1, 12 Mo. Treasury Average + 0.75% (b) (c)	0.84%	06/26/47	73,386

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Nomura Resecuritization Trust
$2,237,134	Series 2014-1R, Class 1A13, 1 Mo. LIBOR + 0.32% (b) (c)	0.41%	10/26/36	$2,181,802
	Opteum Mortgage Acceptance Corp Trust
2,612,138	Series 2006-1, Class 1AC1, 1 Mo. LIBOR + 0.60% (b)	0.69%	04/25/36	2,562,541
	PHH Alternative Mortgage Trust
1,700,453	Series 2007-2, Class 1A4, 1 Mo. LIBOR + 0.60% (b)	0.69%	05/25/37	1,677,527
	PRPM LLC
1,258,628	Series 2021-10, Class A1, steps up to 5.49% 10/26/24 (c) (e)	2.49%	10/25/26	1,259,219
	RALI Trust
1,715,052	Series 2005-QO1, Class A1, 1 Mo. LIBOR + 0.30% (b)	0.39%	08/25/35	1,466,181
2,828,973	Series 2006-QO10, Class A1, 1 Mo. LIBOR + 0.32% (b)	0.41%	01/25/37	2,723,960
532,368	Series 2006-QS6, Class 1A15	6.00%	06/25/36	527,924
2,764,865	Series 2007-QA3, Class A1, 1 Mo. LIBOR + 0.10% (b)	0.19%	05/25/37	2,716,617
3,388,140	Series 2007-QA3, Class A2, 1 Mo. LIBOR + 0.17% (b)	0.26%	05/25/37	3,369,261
1,137,343	Series 2007-QH4, Class A1, 1 Mo. LIBOR + 0.19% (b)	0.28%	05/25/37	1,098,094
1,069,456	Series 2007-QH9, Class A1 (a)	1.32%	11/25/37	1,025,768
2,629,296	Series 2007-QS9, Class A33	6.50%	07/25/37	2,609,050
	Structured Adjustable Rate Mortgage Loan Trust
27,020	Series 2005-12, Class 3A1 (a)	2.50%	06/25/35	25,410
422,868	Series 2006-11, Class 1A1, 1 Mo. LIBOR + 0.32% (b)	0.41%	12/25/36	417,685
657,191	Series 2007-4, Class 1A1, 1 Mo. LIBOR + 0.48% (b)	0.57%	05/25/37	680,060
630,482	Series 2007-4, Class 1A2, 1 Mo. LIBOR + 0.44% (b)	0.53%	05/25/37	617,613
	Structured Asset Mortgage Investments II Trust
319,849	Series 2005-AR2, Class 2A1, 1 Mo. LIBOR + 0.46% (b)	0.55%	05/25/45	320,864
498,950	Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.46% (b)	0.55%	02/25/36	481,365
394,091	Series 2006-AR3, Class 12A1, 1 Mo. LIBOR + 0.44% (b)	0.53%	05/25/36	385,996
435,545	Series 2006-AR4, Class 3A1, 1 Mo. LIBOR + 0.38% (b)	0.47%	06/25/36	412,302
58,369	Series 2006-AR5, Class 1A1, 1 Mo. LIBOR + 0.42% (b)	0.51%	05/25/36	51,624
1,781,364	Series 2006-AR6, Class 2A1, 1 Mo. LIBOR + 0.38% (b)	0.47%	07/25/46	1,514,345
1,043,770	Series 2006-AR8, Class A1A, 1 Mo. LIBOR + 0.40% (b)	0.49%	10/25/36	1,014,649
451,467	Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.32% (b)	0.41%	01/25/37	438,585
175,349	Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (b)	0.27%	01/25/37	169,121
686,241	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (b)	1.58%	08/25/47	673,767
	Structured Asset Mortgage Investments Trust
140,456	Series 2003-AR3, Class A1, 1 Mo. LIBOR + 0.68% (b)	0.77%	11/19/33	140,852
	TBW Mortgage-Backed Trust
361,079	Series 2006-4, Class A4	6.66%	09/25/36	358,418
	WaMu Mortgage Pass-Through Certificates Trust
140,128	Series 2004-AR12, Class A2A, 1 Mo. LIBOR + 0.78% (b)	0.87%	10/25/44	138,480
313,764	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (b)	1.08%	02/25/46	317,070
52,342	Series 2006-AR11, Class 1A, 12 Mo. Treasury Average + 0.96% (b)	1.04%	09/25/46	49,505
3,158,892	Series 2007-OA4, Class 1A, 12 Mo. Treasury Average + 0.77% (b)	0.85%	05/25/47	3,071,261
879,348	Series 2007-OA5, Class 1A, 12 Mo. Treasury Average + 0.75% (b)	0.83%	06/25/47	851,481
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
2,390,873	Series 2006-AR6, Class 2A, 12 Mo. Treasury Average + 0.96% (b)	1.04%	08/25/46	1,580,682
739,111	Series 2007-OC1, Class A4, 1 Mo. LIBOR + 0.32% (b)	0.41%	01/25/47	763,799

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Wells Fargo Mortgage Backed Securities Trust
$275,525	Series 2007-AR5, Class A1 (a)	2.96%	10/25/37	$270,878
				98,794,145
	Commercial Mortgage-Backed Obligations — 7.9%
	AREIT Trust
1,460,000	Series 2020-CRE4, Class B, SOFR + 4.26% (b) (c)	4.31%	04/15/37	1,460,292
	Banc of America Commercial Mortgage Trust
15,219,082	Series 2015-UBS7, Class XA, IO (a)	0.94%	09/15/48	405,453
	Bayview Commercial Asset Trust
792,669	Series 2005-4A, Class A1, 1 Mo. LIBOR + 0.45% (b) (c)	0.54%	01/25/36	764,675
	BBCMS Mortgage Trust
1,640,000	Series 2020-BID, Class A, 1 Mo. LIBOR + 2.14% (b) (c)	2.23%	10/15/37	1,643,708
	BDS Ltd.
1,125,000	Series 2020-FL6, Class D, SOFR + 2.86% (b) (c)	2.91%	09/15/35	1,143,537
	Benchmark Mortgage Trust
1,170,526	Series 2018-B6, Class A2	4.20%	10/10/51	1,217,838
1,810,000	Series 2020-IG2, Class UBRD (a) (c)	3.63%	09/15/48	1,819,422
	BF Mortgage Trust
1,300,000	Series 2019-NYT, Class D, 1 Mo. LIBOR + 2.00% (b) (c)	2.09%	12/15/35	1,298,046
	BFLD Trust
782,000	Series 2021-FPM, Class A, 1 Mo. LIBOR + 1.60% (b) (c)	1.69%	06/15/38	783,251
	BWAY Mortgage Trust
1,700,000	Series 2015-1740, Class A (c)	2.92%	01/10/35	1,704,785
	BX Commercial Mortgage Trust
1,800,000	Series 2021-21M, Class E, 1 Mo. LIBOR + 2.17% (b) (c)	2.26%	10/15/36	1,788,382
	BX Trust
2,500,000	Series 2021-BXMF, Class B, 1 Mo. LIBOR + 1.04% (b) (c)	1.13%	10/15/26	2,480,142
	BXMT Ltd.
1,175,000	Series 2020-FL3, Class A, SOFR + 1.51% (b) (c)	1.56%	11/15/37	1,176,869
	CAMB Commercial Mortgage Trust
1,000,000	Series 2019-LIFE, Class F, 1 Mo. LIBOR + 2.55% (b) (c)	2.64%	12/15/37	999,129
	Citigroup Commercial Mortgage Trust
976,637	Series 2020-WSS, Class B, 1 Mo. LIBOR + 2.00% (b) (c)	2.09%	02/15/39	982,871
	COMM Mortgage Trust
1,220,000	Series 2012-CR1, Class B	4.61%	05/15/45	1,224,525
1,304,000	Series 2012-CR4, Class AM	3.25%	10/15/45	1,315,376
1,522,935	Series 2012-CR4, Class XA, IO (a)	1.84%	10/15/45	14,739
1,418,220	Series 2014-CR14, Class A2	3.15%	02/10/47	1,425,851
4,601,344	Series 2020-CBM, Class XCP, IO (a) (c)	0.72%	02/10/37	83,491
21,254,000	Series 2020-SBX, Class X, IO (a) (c)	0.66%	01/10/38	475,133
	Credit Suisse Mortgage Trust
1,700,000	Series 2019-UVIL, Class D (a) (c)	3.39%	12/15/41	1,612,525
1,180,000	Series 2020-TMIC, Class A, 1 Mo. LIBOR + 3.00%, 3.25% Floor (b) (c)	3.25%	12/15/35	1,188,662
25,699,000	Series 2021-980M, Class X, IO (a) (c)	1.11%	07/15/31	1,118,385
	DBWF Mortgage Trust
600,000	Series 2016-85T, Class A (c)	3.79%	12/10/36	651,540
	DROP Mortgage Trust
1,000,000	Series 2021-FILE, Class B, 1 Mo. LIBOR + 1.70% (b) (c)	1.79%	04/15/26	1,001,297
	GPMT Ltd.
1,582,175	Series 2021-FL3, Class A, 1 Mo. LIBOR + 1.25% (b) (c)	1.34%	07/16/35	1,583,804

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Obligations (Continued)
	GS Mortgage Securities Corp Trust
$2,600,000	Series 2020-UPTN, Class XA, IO (a) (c)	0.45%	02/10/37	$29,211
	GS Mortgage Securities Trust
2,380,000	Series 2012-GCJ7, Class AS	4.09%	05/10/45	2,394,939
1,855,372	Series 2014-GC18, Class A3	3.80%	01/10/47	1,908,305
	Hilton USA Trust
1,630,000	Series 2016-SFP, Class C (c)	4.12%	11/05/35	1,631,616
	JP Morgan Chase Commercial Mortgage Securities Trust
39,425,941	Series 2016-JP3, Class XA, IO (a)	1.54%	08/15/49	2,051,478
1,321,000	Series 2021-1440, Class B, 1 Mo. LIBOR + 1.75% (b) (c)	1.84%	03/15/36	1,320,222
700,000	Series 2021-1440, Class C, 1 Mo. LIBOR + 2.30% (b) (c)	2.39%	03/15/36	699,473
	Life Mortgage Trust
1,130,000	Series 2021-BMR, Class G, 1 Mo. LIBOR + 2.95% (b) (c)	3.04%	03/15/38	1,132,570
	Merit Hill Commercial Mortgage Pass-Through Certificates
848,730	Series 2020-HILL, Class F, 1 Mo. LIBOR + 4.10% (b) (c)	4.19%	08/15/37	854,816
	Morgan Stanley Capital I Trust
1,603,000	Series 2016-UB12, Class A3	3.34%	12/15/49	1,678,699
28,414,077	Series 2018-H4, Class XA, IO (a)	1.02%	12/15/51	1,420,335
1,050,000	Series 2018-MP, Class A (a) (c)	4.42%	07/11/40	1,160,865
	MSCG Trust
1,645,000	Series 2018-SELF, Class E, 1 Mo. LIBOR + 2.15% (b) (c)	2.24%	10/15/37	1,641,102
	One Market Plaza Trust
3,176,000	Series 2017-1MKT, Class A (c)	3.61%	02/10/32	3,192,639
	PFP Ltd.
1,035,000	Series 2019-5, Class B, 1 Mo. LIBOR + 1.65% (b) (c)	1.74%	04/14/36	1,033,198
	RBS Commercial Funding, Inc. Trust
1,285,000	Series 2013-GSP, Class A (a) (c)	3.96%	01/15/32	1,337,329
	Ready Capital Mortgage Financing LLC
1,100,000	Series 2020-FL4, Class AS, 1 Mo. LIBOR + 3.10% (b) (c)	3.19%	02/25/35	1,113,651
	SFAVE Commercial Mortgage Securities Trust
545,000	Series 2015-5AVE, Class C (a) (c)	4.53%	01/05/43	499,741
	STWD Mortgage Trust
1,800,000	Series 2021-LIH, Class A, 1 Mo. LIBOR + 0.86% (b) (c)	0.96%	11/15/36	1,799,448
1,550,000	Series 2021-LIH, Class AS, 1 Mo. LIBOR + 1.26% (b) (c)	1.36%	11/15/36	1,549,489
	VMC Finance LLC
779,000	Series 2021-FL4, Class B, 1 Mo. LIBOR + 1.80% (b) (c)	1.89%	06/16/36	776,757
	Wells Fargo Commercial Mortgage Trust
10,467,000	Series 2021-SAVE, Class XCP, IO (a) (c)	10.12%	02/15/40	582,070
				61,171,681
	Total Mortgage-Backed Securities			159,965,826
	(Cost $159,970,477)

ASSET-BACKED SECURITIES — 20.1%
	321 Henderson Receivables LLC
283,861	Series 2013-2A, Class A (c)	4.21%	03/15/62	321,064
	ABFC Trust
87,960	Series 2007-NC1, Class A2, 1 Mo. LIBOR + 0.30% (b) (c)	0.39%	05/25/37	84,753
1,072,221	Series 2007-WMC1, Class A1A, 1 Mo. LIBOR + 1.25% (b)	1.34%	06/25/37	963,094
	ACE Securities Corp. Home Equity Loan Trust
3,636,849	Series 2006-ASP6, Class A2C, 1 Mo. LIBOR + 0.32% (b)	0.41%	12/25/36	1,721,789
886,852	Series 2006-HE3, Class A2C, 1 Mo. LIBOR + 0.30% (b)	0.39%	06/25/36	793,529

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	ACE Securities Corp. Home Equity Loan Trust (Continued)
$2,340,656	Series 2007-HE1, Class A1, 1 Mo. LIBOR + 0.30% (b)	0.39%	01/25/37	$1,570,194
3,189,219	Series 2007-WM2, Class A1, 1 Mo. LIBOR + 0.21% (b)	0.30%	02/25/37	1,854,043
	AGL CLO Ltd.
1,200,000	Series 2021-12A, Class A1, 3 Mo. LIBOR + 1.16% (b) (c)	1.29%	07/20/34	1,200,418
2,000,000	Series 2021-13A, Class A1, 3 Mo. LIBOR + 1.16% (b) (c)	1.32%	10/20/34	2,000,982
	AIG CLO Ltd.
1,600,000	Series 2018-1A, Class BR, 3 Mo. LIBOR + 1.70% (b) (c)	1.83%	04/20/32	1,601,991
	Aimco CLO Ltd.
2,100,000	Series 2020-11A, Class AR, 3 Mo. LIBOR + 1.13% (b) (c)	1.25%	10/17/34	2,100,176
	Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Certificates
634,639	Series 2002-AR1, Class M1, 1 Mo. LIBOR + 1.07% (b)	1.16%	09/25/32	658,075
	Apidos CLO XXXVII
1,625,000	Series 2021-37A, Class B, 3 Mo. LIBOR + 1.60% (b) (c)	1.73%	10/22/34	1,627,726
	Ares LXII CLO Ltd.
2,000,000	Series 2021-62A, Class B (b) (c) (f)	0.00%	01/25/34	2,001,000
	Argent Securities Trust
1,359,111	Series 2006-W2, Class A2B, 1 Mo. LIBOR + 0.38% (b)	0.47%	03/25/36	960,876
	Argent Securities, Inc., Asset-Backed Pass-Through Certificates
160,000	Series 2005-W3, Class M1, 1 Mo. LIBOR + 0.66% (b)	0.75%	11/25/35	158,476
2,200,000	Series 2005-W3, Class M2, 1 Mo. LIBOR + 0.69% (b)	0.78%	11/25/35	2,126,270
	BCMSC Trust
2,369,065	Series 2000-A, Class A5	8.32%	06/15/30	582,224
	BNC Mortgage Loan Trust
1,153,923	Series 2006-2, Class A4, 1 Mo. LIBOR + 0.32% (b)	0.41%	11/25/36	1,139,248
	CAL Funding IV Ltd.
1,340,790	Series 2020-1A, Class A (c)	2.22%	09/25/45	1,343,311
	Carrington Mortgage Loan Trust
18,192	Series 2005-NC5, Class M1, 1 Mo. LIBOR + 0.72% (b)	0.81%	10/25/35	18,304
	Carvana Auto Receivables Trust
5,450	Series 2020-P1, Class R (c) (g)	(k)	09/08/27	1,621,375
3,300	Series 2021-N2, Class R (c) (g)	(k)	03/10/28	2,004,750
	C-BASS TRUST
2,861,106	Series 2007-CB1, Class AF2 (e)	3.25%	01/25/37	1,254,478
2,834,026	Series 2007-CB1, Class AF3 (e)	3.25%	01/25/37	1,242,568
	Cedar Funding XIV CLO Ltd.
1,850,000	Series 2021-14A, Class A, 3 Mo. LIBOR + 1.10% (b) (c)	1.22%	07/15/33	1,848,428
	CIT Education Loan Trust
3,772,117	Series 2005-1, Class A4, 3 Mo. LIBOR + 0.16% (b)	0.28%	12/15/33	3,657,645
	Citigroup Mortgage Loan Trust
1,123,521	Series 2006-HE3, Class A2B, 1 Mo. LIBOR + 0.20% (b)	0.29%	12/25/36	927,829
	Citigroup Mortgage Loan Trust, Inc.
425,000	Series 2007-WFH3, Class M1, 1 Mo. LIBOR + 0.26% (b)	0.35%	06/25/37	419,137
	Conseco Finance Corp.
1,208,680	Series 1999-3, Class A8	7.06%	02/01/31	1,177,093
	CoreVest American Finance Trust
405,000	Series 2020-1, Class A2 (c)	2.30%	03/15/50	406,014
1,442,259	Series 2020-1, Class XA, IO (a) (c)	2.83%	03/15/50	133,027
1,189,027	Series 2020-3, Class XA, IO (a) (c)	3.84%	08/15/53	146,066
1,250,000	Series 2020-3, Class XB, IO (a) (c)	2.78%	08/15/53	211,606
1,640,000	Series 2020-4, Class B (c)	1.71%	12/15/52	1,604,759
	Countrywide Asset-Backed Certificates
138,613	Series 2006-6, Class 1A1, 1 Mo. LIBOR + 0.34% (b)	0.43%	09/25/36	138,362

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Credit-Based Asset Servicing & Securitization LLC
$957,000	Series 2006-MH1, Class B1 (c) (e)	6.25%	10/25/36	$993,683
	CWABS Asset-Backed Certificates Trust
1,600,000	Series 2005-17, Class MV2, 1 Mo. LIBOR + 0.48% (b)	0.57%	05/25/36	1,584,518
	Dryden CLO Ltd.
625,000	Series 2019-72A, Class BR, 3 Mo. LIBOR + 1.65% (b) (c)	1.81%	05/15/32	625,065
3,100,000	Series 2020-85A, Class AR, 3 Mo. LIBOR + 1.15% (b) (c)	1.27%	10/15/35	3,101,402
	Eaton Vance CLO Ltd.
1,800,000	Series 2019-1A, Class AR, 3 Mo. LIBOR + 1.10% (b) (c)	1.22%	04/15/31	1,805,136
1,750,000	Series 2020-1A, Class AR, 3 Mo. LIBOR + 1.17% (b) (c)	1.29%	10/15/34	1,751,135
	ECMC Group Student Loan Trust
1,779,699	Series 2017-2A, Class A, 1 Mo. LIBOR + 1.05% (b) (c)	1.14%	05/25/67	1,807,478
2,039,190	Series 2021-1A, Class A1B, 1 Mo. LIBOR + 0.57% (b) (c)	0.66%	11/25/70	2,041,699
	Elmwood CLO VI Ltd.
2,600,000	Series 2020-3A, Class BR, 3 Mo. LIBOR + 1.65% (b) (c)	1.77%	10/20/34	2,600,085
	EquiFirst Mortgage Loan Trust
38,190	Series 2005-1, Class M3, 1 Mo. LIBOR + 0.72% (b)	0.81%	04/25/35	38,247
	First Franklin Mortgage Loan Trust
71,531	Series 2006-FF11, Class 2A3, 1 Mo. LIBOR + 0.30% (b)	0.39%	08/25/36	70,161
	Flatiron CLO Ltd.
1,000,000	Series 2021-1A, Class B, 3 Mo. LIBOR + 1.60% (b) (c)	1.75%	07/19/34	1,000,012
	Fremont Home Loan Trust
54,622	Series 2005-D, Class 2A4, 1 Mo. LIBOR + 0.68% (b)	0.77%	11/25/35	54,537
	GCI Funding I LLC
1,550,431	Series 2021-1, Class A (c)	2.38%	06/18/46	1,552,065
	Goldentree Loan Management US CLO Ltd.
1,200,000	Series 2019-4A, Class AR, 3 Mo. LIBOR + 1.11% (b) (c)	1.23%	04/24/31	1,200,299
	Golub Capital Partners CLO L.P.
1,575,000	Series 2021-54A, Class A, 3 Mo. LIBOR + 1.53% (b) (c)	1.65%	08/05/33	1,574,898
	GSAA Home Equity Trust
402,975	Series 2007-8, Class A3, 1 Mo. LIBOR + 0.90% (b)	0.99%	08/25/37	404,446
	GSAMP Trust
1,042,712	Series 2006-HE4, Class A2D, 1 Mo. LIBOR + 0.52% (b)	0.61%	06/25/36	1,031,405
1,240,370	Series 2007-FM2, Class A1, 1 Mo. LIBOR + 0.14% (b)	0.23%	01/25/37	916,881
	HPS Loan Management Ltd.
1,225,000	Series 10A-16, Class A1RR, 3 Mo. LIBOR + 1.14% (b) (c)	1.27%	04/20/34	1,225,457
	Invitation Homes Trust
1,144,747	Series 2018-SFR4, Class A, 1 Mo. LIBOR + 1.10% (b) (c)	1.19%	01/17/38	1,146,614
	JP Morgan Mortgage Acquisition Trust
755,425	Series 2006-CH2, Class AF6, steps up to 6.04% after Redemption Date (e)	5.54%	10/25/36	579,050
636,982	Series 2006-WF1, Class A5	6.91%	07/25/36	262,922
1,019,881	Series 2007-CH2, Class AF6, steps up to 6.05% after Redemption Date (e)	4.52%	01/25/37	707,645
	Lehman XS Trust
1,545,919	Series 2006-15, Class A4, 1 Mo. LIBOR + 0.34% (b)	0.43%	10/25/36	1,532,139
986,279	Series 2007-11, Class A3, 1 Mo. LIBOR + 0.52% (b)	0.61%	02/25/47	968,188
	Long Beach Mortgage Loan Trust
2,389,161	Series 2006-8, Class 2A3, 1 Mo. LIBOR + 0.32% (b)	0.41%	09/25/36	935,392
	Mastr Asset Backed Securities Trust
131,993	Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (b)	0.25%	11/25/36	97,269
1,749,885	Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.22% (b)	0.31%	08/25/36	894,119
	Merrill Lynch First Franklin Mortgage Loan Trust
1,920,969	Series 2007-1, Class A1, 1 Mo. LIBOR + 0.14% (b)	0.23%	04/25/37	1,149,158

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Merrill Lynch First Franklin Mortgage Loan Trust (Continued)
$3,466,703	Series 2007-5, Class 1A, 1 Mo. LIBOR + 0.85% (b)	0.94%	10/25/37	$2,799,785
	Merrill Lynch Mortgage Investors Trust
3,131,508	Series 2006-HE6, Class A2C, 1 Mo. LIBOR + 0.46% (b)	0.55%	11/25/37	1,537,080
	Morgan Stanley ABS Capital I, Inc. Trust
1,994,203	Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (b)	0.19%	10/25/36	1,179,901
1,930,700	Series 2006-HE8, Class A2C, 1 Mo. LIBOR + 0.14% (b)	0.23%	10/25/36	1,149,285
1,351,864	Series 2007-HE4, Class A2B, 1 Mo. LIBOR + 0.18% (b)	0.27%	02/25/37	593,366
2,020,769	Series 2007-NC3, Class A2D, 1 Mo. LIBOR + 0.26% (b)	0.35%	05/25/37	1,781,419
	Navient Student Loan Trust
26,622	Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (b)	0.60%	06/25/31	26,292
967,000	Series 2016-2A, Class A3, 1 Mo. LIBOR + 1.50% (b) (c)	1.59%	06/25/65	1,002,888
1,782,212	Series 2016-5A, Class A, 1 Mo. LIBOR + 1.25% (b) (c)	1.34%	06/25/65	1,825,708
2,500,000	Series 2019-3A, Class B, 1 Mo. LIBOR + 1.55% (b) (c)	1.64%	07/25/68	2,544,335
	Nelnet Student Loan Trust
2,196,713	Series 2006-1, Class A6, 3 Mo. LIBOR + 0.45% (b) (c)	0.61%	08/23/36	2,193,092
	Neuberger Berman Loan Advisers CLO Ltd.
1,300,000	Series 2021-43A, Class A, 3 Mo. LIBOR + 1.13% (b) (c)	1.24%	07/17/35	1,300,114
	NovaStar Mortgage Funding Trust
786,708	Series 2007-2, Class A1A, 1 Mo. LIBOR + 0.20% (b)	0.29%	09/25/37	775,128
	OCP CLO Ltd.
1,500,000	Series 2021-21A, Class B, 3 Mo. LIBOR + 1.70% (b) (c)	1.83%	07/20/34	1,502,779
	Octagon Investment Partners 46 Ltd.
2,100,000	Series 2020-2A, Class AR, 3 Mo. LIBOR + 1.16% (b) (c)	1.28%	07/15/36	2,105,609
	OHA Credit Funding Ltd.
2,000,000	Series 2019-3A, Class AR, 3 Mo. LIBOR + 1.14% (b) (c)	1.27%	07/02/35	1,997,506
	Progress Residential Trust
2,000,000	Series 2019-SFR1, Class E (c)	4.47%	08/17/35	2,006,972
1,700,000	Series 2019-SFR1, Class F (c)	5.06%	08/17/35	1,710,408
1,889,000	Series 2019-SFR2, Class E (c)	4.14%	05/17/36	1,899,902
1,200,000	Series 2019-SFR3, Class F (c)	3.87%	09/17/36	1,212,073
	Regata XII Funding Ltd.
1,600,000	Series 2019-1A, Class BR, 3 Mo. LIBOR + 1.60% (b) (c)	1.72%	10/15/32	1,600,071
	Residential Asset Mortgage Products, Inc.
23,958	Series 2005-RZ3, Class M3, 1 Mo. LIBOR + 0.83% (b)	0.92%	09/25/35	23,977
1,400,000	Series 2006-NC2, Class M1, 1 Mo. LIBOR + 0.54% (b)	0.63%	02/25/36	1,367,147
2,150,000	Series 2006-RZ2, Class M1, 1 Mo. LIBOR + 0.50% (b)	0.59%	05/25/36	2,130,018
	Residential Asset Securities Corp.
84,047	Series 2005-KS11, Class M2, 1 Mo. LIBOR + 0.63% (b)	0.72%	12/25/35	84,151
104,022	Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.50% (b)	0.59%	04/25/36	104,015
	Sabey Data Center Issuer LLC
1,785,000	Series 2020-1, Class A2 (c)	3.81%	04/20/45	1,867,665
	Saxon Asset Securities Trust
1,501,417	Series 2006-1, Class M1, 1 Mo. LIBOR + 0.47% (b)	0.56%	03/25/36	1,498,633
	Securitized Asset Backed Receivables LLC Trust
2,580,042	Series 2006-CB5, Class A3, 1 Mo. LIBOR + 0.28% (b)	0.37%	06/25/36	2,040,925
	Skyline Aircraft Finance LLC
671,254	Series 2020-1, Class A (g) (h)	3.23%	05/10/38	675,502
	SLC Student Loan Trust
1,142,832	Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (b)	1.72%	12/15/32	1,164,219
	SLM Student Loan EDC Repackaging Trust
1,000	Series 2013-M1, Class M1R (c) (g) (h)	(k)	10/28/29	920,000
	SLM Student Loan Trust
2,320,347	Series 2006-2, Class B, 3 Mo. LIBOR + 0.22% (b)	0.34%	01/25/41	2,154,922

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	SLM Student Loan Trust (Continued)
$3,400	Series 2006-2, Class R (g)	(k)	01/25/41	$1,538,500
2,601,436	Series 2007-1, Class B, 3 Mo. LIBOR + 0.22% (b)	0.34%	01/27/42	2,430,442
1,094,178	Series 2007-3, Class A4, 3 Mo. LIBOR + 0.06% (b)	0.18%	01/25/22	1,072,551
1,375	Series 2007-4, Class R (g) (h)	(k)	01/25/42	577,500
1,958,681	Series 2007-7, Class A4, 3 Mo. LIBOR + 0.33% (b)	0.45%	01/25/22	1,920,936
905,000	Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (b)	0.87%	10/27/70	838,988
300,000	Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (b)	1.32%	01/25/83	272,819
300,000	Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (b)	1.32%	04/26/83	286,214
895,576	Series 2008-4, Class A4, 3 Mo. LIBOR + 1.65% (b)	1.77%	07/25/22	907,270
2,638,064	Series 2008-5, Class A4, 3 Mo. LIBOR + 1.70% (b)	1.82%	07/25/23	2,665,569
650,000	Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (b)	1.97%	07/25/73	647,586
300,000	Series 2008-6, Class B, 3 Mo. LIBOR + 1.85% (b)	1.97%	07/26/83	302,703
220,000	Series 2008-8, Class B, 3 Mo. LIBOR + 2.25% (b)	2.37%	10/25/75	224,761
2,220,327	Series 2008-9, Class A, 3 Mo. LIBOR + 1.50% (b)	1.62%	04/25/23	2,238,052
800,000	Series 2008-9, Class B, 3 Mo. LIBOR + 2.25% (b)	2.37%	10/25/83	814,572
100,000	Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (b)	1.89%	09/25/43	100,750
	Soundview Home Loan Trust
2,292,542	Series 2007-OPT1, Class 2A3, 1 Mo. LIBOR + 0.21% (b)	0.30%	06/25/37	1,954,651
229,472	Series 2007-OPT2, Class 2A4, 1 Mo. LIBOR + 0.25% (b)	0.34%	07/25/37	208,717
	Specialty Underwriting & Residential Finance Trust
3,146,873	Series 2006-AB3, Class A2C, 1 Mo. LIBOR + 0.24% (b)	0.33%	09/25/37	2,619,968
	Stack Infrastructure Issuer LLC
846,075	Series 2019-1A, Class A2 (c)	4.54%	02/25/44	880,142
	Structured Asset Securities Corp Mortgage Loan Trust
1,196,066	Series 2006-BC3, Class A3, 1 Mo. LIBOR + 0.32% (b)	0.41%	10/25/36	1,157,677
	Structured Receivables Finance LLC
92,696	Series 2010-B, Class A (c)	3.73%	08/15/36	95,644
	TAL Advantage VII LLC
2,193,750	Series 2020-1A, Class A (c)	2.05%	09/20/45	2,187,932
	Textainer Marine Containers VIII Ltd.
1,778,747	Series 2020-2A, Class A (c)	2.10%	09/20/45	1,781,888
	TRESTLES CLO V Ltd.
1,900,000	Series 2021-5A, Class A1, 3 Mo. LIBOR + 1.17% (b) (c)	1.33%	10/20/34	1,900,014
	Tricon American Homes Trust
1,400,000	Series 2017-SFR2, Class E (c)	4.22%	01/17/36	1,419,629
	Wachovia Student Loan Trust
1,674,957	Series 2006-1, Class B, 3 Mo. LIBOR + 0.24% (b) (c)	0.36%	04/25/40	1,581,297
	WaMu Asset-Backed Certificates WaMu Trust
1,688,689	Series 2007-HE2, Class 2A3, 1 Mo. LIBOR + 0.25% (b)	0.34%	04/25/37	829,381
	Washington Mutural Asset-Backed Certificates WMABS Trust
465,804	Series 2006-HE5, Class 1A, 1 Mo. LIBOR + 0.16% (b)	0.25%	10/25/36	403,085
	Total Asset-Backed Securities			155,905,910
	(Cost $156,686,201)

CORPORATE BONDS AND NOTES — 18.8%
	Advertising — 0.1%
675,000	National CineMedia LLC (c)	5.88%	04/15/28	605,327
	Aerospace/Defense — 0.1%
635,000	Boeing (The) Co.	1.43%	02/04/24	635,088
	Agriculture — 0.3%
30,000	BAT Capital Corp.	2.73%	03/25/31	29,044

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Agriculture (Contniued)
$1,250,000	BAT Capital Corp.	4.54%	08/15/47	$1,313,584
645,000	Reynolds American, Inc.	5.85%	08/15/45	785,207
				2,127,835
	Airlines — 0.2%
312,683	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	320,593
75,103	Continental Airlines Pass-Through Trust, Series 2007-1, Class A	5.98%	04/19/22	76,238
560,738	JetBlue Pass-Through Trust, Series 2020-1, Class A	4.00%	11/15/32	609,701
489,719	United Airlines Pass-Through Trust, Series 2013-1, Class A	4.30%	08/15/25	515,070
113,868	US Airways Pass-Through Trust, Series 2012-1, Class A	5.90%	10/01/24	118,873
				1,640,475
	Auto Manufacturers — 0.3%
520,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.90% (b) (c)	1.06%	02/15/22	520,827
96,000	Ford Motor Credit Co. LLC	3.22%	01/09/22	96,242
500,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.27% (b)	1.40%	03/28/22	499,443
1,554,000	Ford Motor Credit Co. LLC	3.34%	03/28/22	1,562,586
80,000	General Motors Financial Co., Inc.	3.45%	04/10/22	80,440
				2,759,538
	Banks — 2.5%
2,305,000	Bank of America Corp., Series N (i)	1.66%	03/11/27	2,289,652
750,000	Bank of America Corp., Medium-Term Note (i)	2.02%	02/13/26	760,429
390,000	Bank of America Corp., Medium-Term Note (i)	3.82%	01/20/28	423,288
815,000	Bank of America Corp., Medium-Term Note (i)	2.09%	06/14/29	805,100
465,000	Bank of America Corp., Medium-Term Note (i)	3.97%	02/07/30	514,604
165,000	Bank of America Corp., Medium-Term Note (i)	2.88%	10/22/30	171,158
100,000	Citigroup, Inc. (i)	2.88%	07/24/23	101,385
500,000	Citigroup, Inc. (i)	3.35%	04/24/25	523,635
225,000	Citigroup, Inc. (i)	4.08%	04/23/29	249,189
135,000	Comerica, Inc. (i)	5.63%	(j)	146,813
1,615,000	Goldman Sachs Group (The), Inc. (i)	0.93%	10/21/24	1,609,041
2,110,000	Goldman Sachs Group (The), Inc. (i)	1.43%	03/09/27	2,070,745
1,890,000	JPMorgan Chase & Co. (i)	0.97%	06/23/25	1,877,541
705,000	JPMorgan Chase & Co. (i)	0.77%	08/09/25	695,992
355,000	JPMorgan Chase & Co. (i)	2.01%	03/13/26	360,099
130,000	JPMorgan Chase & Co. (i)	2.08%	04/22/26	132,320
1,150,000	JPMorgan Chase & Co. (i)	1.58%	04/22/27	1,137,468
200,000	JPMorgan Chase & Co. (i)	4.01%	04/23/29	221,076
540,000	Morgan Stanley (i)	1.59%	05/04/27	534,452
510,000	Morgan Stanley, Global Medium-Term Note	3.70%	10/23/24	544,233
2,435,000	Morgan Stanley, Medium-Term Note (i)	1.16%	10/21/25	2,418,018
140,000	Wells Fargo & Co., Medium-Term Note (i)	2.16%	02/11/26	142,962
510,000	Wells Fargo & Co., Medium-Term Note (i)	3.58%	05/22/28	549,772
665,000	Wells Fargo & Co., Medium-Term Note (i)	2.39%	06/02/28	673,994
250,000	Wells Fargo & Co., Medium-Term Note	4.15%	01/24/29	279,506
				19,232,472
	Beverages — 0.3%
235,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	298,287
215,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/48	263,532
500,000	Anheuser-Busch InBev Worldwide, Inc.	4.50%	06/01/50	620,798
390,000	Constellation Brands, Inc.	4.25%	05/01/23	408,575

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Beverages (continued)
$720,000	Primo Water Holdings, Inc. (c)	4.38%	04/30/29	$715,774
				2,306,966
	Biotechnology — 0.1%
1,000,000	Illumina, Inc.	2.55%	03/23/31	1,004,725
	Chemicals — 0.1%
475,000	International Flavors & Fragrances, Inc. (c)	1.23%	10/01/25	467,158
175,000	Unifrax Escrow Issuer Corp. (c)	5.25%	09/30/28	172,320
625,000	Unifrax Escrow Issuer Corp. (c)	7.50%	09/30/29	607,144
				1,246,622
	Commercial Services — 0.3%
836,000	Adtalem Global Education, Inc. (c)	5.50%	03/01/28	807,133
375,000	Carriage Services, Inc. (c)	4.25%	05/15/29	368,338
650,000	HealthEquity, Inc. (c)	4.50%	10/01/29	645,125
765,000	Hertz (The) Corp. (c)	5.00%	12/01/29	751,467
61,000	Service Corp. International	4.63%	12/15/27	63,569
				2,635,632
	Computers — 0.1%
465,000	NCR Corp. (c)	5.13%	04/15/29	472,882
	Diversified Financial Services — 0.1%
570,000	Air Lease Corp.	3.88%	07/03/23	595,278
	Electric — 0.6%
75,000	Alliant Energy Finance LLC (c)	3.75%	06/15/23	77,941
365,000	Appalachian Power Co., Series X	3.30%	06/01/27	389,770
100,000	Evergy Metro, Inc.	4.20%	06/15/47	123,258
1,254,000	FirstEnergy Corp., Series C	3.40%	03/01/50	1,244,595
750,000	Jersey Central Power & Light Co. (c)	4.70%	04/01/24	799,064
100,000	Metropolitan Edison Co. (c)	3.50%	03/15/23	102,481
550,000	NextEra Energy Capital Holdings, Inc., 3 Mo. LIBOR + 0.27% (b)	0.43%	02/22/23	549,257
345,000	NextEra Energy Capital Holdings, Inc.	0.65%	03/01/23	344,780
500,000	Pennsylvania Electric Co. (c)	4.15%	04/15/25	524,047
100,000	Puget Sound Energy, Inc.	4.22%	06/15/48	121,445
450,000	Southwestern Electric Power Co., Series M	4.10%	09/15/28	500,342
				4,776,980
	Engineering & Construction — 0.1%
563,000	Artera Services LLC (c)	9.03%	12/04/25	567,152
	Entertainment — 0.3%
189,000	Caesars Entertainment, Inc. (c)	6.25%	07/01/25	196,728
125,000	Caesars Entertainment, Inc. (c)	4.63%	10/15/29	122,052
515,000	Churchill Downs, Inc. (c)	5.50%	04/01/27	531,362
600,000	Cinemark USA, Inc. (c)	5.25%	07/15/28	570,252
763,000	WMG Acquisition Corp. (c)	3.75%	12/01/29	758,483
				2,178,877
	Environmental Control — 0.1%
200,000	Clean Harbors, Inc. (c)	4.88%	07/15/27	205,901
370,000	Waste Pro USA, Inc. (c)	5.50%	02/15/26	367,105
				573,006

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Food — 0.5%
$765,000	Kraft Heinz Foods Co.	4.88%	10/01/49	$955,812
240,000	Kraft Heinz Foods Co.	4.38%	06/01/46	278,323
20,000	Pilgrim’s Pride Corp. (c)	5.88%	09/30/27	21,026
286,000	Pilgrim’s Pride Corp. (c)	4.25%	04/15/31	300,100
1,200,000	Pilgrim’s Pride Corp. (c)	3.50%	03/01/32	1,208,004
615,000	Post Holdings, Inc. (c)	4.63%	04/15/30	608,232
387,000	Smithfield Foods, Inc. (c)	5.20%	04/01/29	443,776
				3,815,273
	Gas — 0.0%
155,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	214,178
	Healthcare-Products — 0.4%
1,000,000	Baxter International, Inc. (c) (f)	0.87%	12/01/23	996,353
208,000	Hologic, Inc. (c)	4.63%	02/01/28	216,285
646,000	Mozart Debt Merger Sub, Inc. (c)	3.88%	04/01/29	638,904
1,000,000	PerkinElmer, Inc.	2.25%	09/15/31	971,099
				2,822,641
	Healthcare-Services — 1.7%
635,000	Barnabas Health, Inc., Series 2012	4.00%	07/01/28	705,230
135,000	Centene Corp.	4.25%	12/15/27	140,225
1,378,000	Centene Corp.	2.45%	07/15/28	1,354,381
1,396,000	Centene Corp.	3.00%	10/15/30	1,395,564
250,000	CommonSpirit Health	3.35%	10/01/29	267,011
370,000	CommonSpirit Health	2.78%	10/01/30	380,620
700,000	Fresenius Medical Care US Finance II, Inc. (c)	5.88%	01/31/22	705,627
1,060,000	HCA, Inc.	5.00%	03/15/24	1,144,760
90,000	HCA, Inc.	5.25%	04/15/25	100,145
260,000	HCA, Inc.	5.25%	06/15/26	292,662
360,000	HCA, Inc.	7.05%	12/01/27	444,584
417,000	HCA, Inc.	4.13%	06/15/29	459,481
520,000	HCA, Inc.	2.38%	07/15/31	507,915
470,000	HCA, Inc.	5.25%	06/15/49	610,709
365,000	HCA, Inc., Medium-Term Note	7.58%	09/15/25	434,481
100,000	Humana, Inc.	3.15%	12/01/22	101,967
750,000	ModivCare Escrow Issuer, Inc. (c)	5.00%	10/01/29	745,252
700,000	Molina Healthcare, Inc. (c)	4.38%	06/15/28	710,097
919,000	Molina Healthcare, Inc. (c)	3.88%	11/15/30	925,456
325,000	Molina Healthcare, Inc. (c)	3.88%	05/15/32	319,009
874,000	Prime Healthcare Services, Inc. (c)	7.25%	11/01/25	921,843
62,000	Tenet Healthcare Corp.	4.63%	07/15/24	62,699
250,000	Tenet Healthcare Corp. (c)	4.88%	01/01/26	255,914
178,000	Tenet Healthcare Corp. (c)	4.63%	06/15/28	181,830
				13,167,462
	Insurance — 1.0%
315,000	Acrisure LLC / Acrisure Finance, Inc. (c)	4.25%	02/15/29	294,238
550,000	AmWINS Group, Inc. (c)	4.88%	06/30/29	542,096
1,560,000	Athene Global Funding (c)	1.99%	08/19/28	1,514,841
250,000	Farmers Exchange Capital III (c) (i)	5.45%	10/15/54	303,623
775,000	Farmers Insurance Exchange (c)	8.63%	05/01/24	904,932
465,000	Farmers Insurance Exchange (c) (i)	4.75%	11/01/57	545,357
750,000	MassMutual Global Funding II (c)	3.40%	03/08/26	809,163

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Insurance (Contniued)
$1,360,000	Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (b) (c)	2.41%	12/15/24	$1,361,673
50,000	Teachers Insurance & Annuity Association of America (c)	4.27%	05/15/47	61,936
220,000	Teachers Insurance & Annuity Association of America (c)	3.30%	05/15/50	233,484
1,260,000	Teachers Insurance & Annuity Association of America (c) (i)	4.38%	09/15/54	1,317,889
				7,889,232
	Lodging — 0.1%
750,000	Boyd Gaming Corp. (c)	4.75%	06/15/31	746,813
	Machinery-Diversified — 0.1%
1,000,000	OT Merger Corp. (c)	7.88%	10/15/29	977,275
	Media — 0.9%
624,000	Cable One, Inc. (c)	4.00%	11/15/30	601,549
609,000	CCO Holdings LLC / CCO Holdings Capital Corp. (c)	4.50%	08/15/30	614,636
295,000	Charter Communications Operating LLC / Charter Communications Operating Capital	2.30%	02/01/32	278,902
370,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	05/01/47	444,960
100,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.75%	04/01/48	126,790
173,000	Cox Communications, Inc. (c)	3.15%	08/15/24	181,502
170,000	Cox Communications, Inc. (c)	2.60%	06/15/31	170,353
20,000	CSC Holdings LLC (c)	5.38%	02/01/28	20,456
287,000	CSC Holdings LLC (c)	6.50%	02/01/29	303,824
500,000	CSC Holdings LLC (c)	3.38%	02/15/31	457,720
725,000	CSC Holdings LLC (c)	4.50%	11/15/31	702,840
1,772,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (c)	5.38%	08/15/26	788,425
1,377,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (c)	6.63%	08/15/27	291,752
450,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc. (c)	5.88%	08/15/27	458,719
350,000	Gray Escrow II, Inc. (c)	5.38%	11/15/31	352,034
1,145,000	Sinclair Television Group, Inc. (c)	4.13%	12/01/30	1,034,324
390,000	Walt Disney (The) Co.	4.00%	10/01/23	412,311
				7,241,097
	Oil & Gas — 0.3%
105,000	Antero Resources Corp. (c)	8.38%	07/15/26	116,554
210,000	Exxon Mobil Corp.	4.33%	03/19/50	264,266
295,000	Hess Corp.	4.30%	04/01/27	320,780
1,118,000	Occidental Petroleum Corp.	(k)	10/10/36	614,900
800,000	Sunoco L.P. / Sunoco Finance Corp.	4.50%	05/15/29	790,600
196,000	Sunoco L.P. / Sunoco Finance Corp. (c)	4.50%	04/30/30	194,321
				2,301,421
	Oil & Gas Services — 0.1%
536,000	Archrock Partners L.P. / Archrock Partners Finance Corp. (c)	6.25%	04/01/28	550,592
340,000	USA Compression Partners L.P. / USA Compression Finance Corp.	6.88%	04/01/26	346,678
				897,270
	Packaging & Containers — 0.3%
58,000	Ball Corp.	4.00%	11/15/23	60,748
1,830,000	Berry Global, Inc. (c)	4.88%	07/15/26	1,901,050
58,000	Graphic Packaging International LLC	4.88%	11/15/22	59,346
20,000	Mauser Packaging Solutions Holding Co. (c)	5.50%	04/15/24	20,048
60,000	Sealed Air Corp. (c)	5.50%	09/15/25	65,517

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Packaging & Containers (Continued)
$20,000	Sealed Air Corp. (c)	4.00%	12/01/27	$20,618
				2,127,327
	Pharmaceuticals — 1.3%
725,000	180 Medical, Inc. (c)	3.88%	10/15/29	713,023
1,495,000	AbbVie, Inc.	4.55%	03/15/35	1,792,345
433,000	AbbVie, Inc.	4.50%	05/14/35	516,201
105,000	AbbVie, Inc.	4.05%	11/21/39	120,575
200,000	AbbVie, Inc.	4.45%	05/14/46	243,473
180,000	Bayer US Finance II LLC (c)	4.25%	12/15/25	196,147
880,000	Bayer US Finance II LLC (c)	4.38%	12/15/28	989,154
265,000	Bayer US Finance II LLC (c)	4.63%	06/25/38	316,401
400,000	Bayer US Finance II LLC (c)	4.88%	06/25/48	506,329
330,000	Cigna Corp.	4.38%	10/15/28	374,817
400,000	Cigna Corp.	4.90%	12/15/48	521,495
820,000	CVS Health Corp.	5.05%	03/25/48	1,086,884
447,000	Elanco Animal Health, Inc.	5.27%	08/28/23	472,830
1,105,000	Option Care Health, Inc. (c)	4.38%	10/31/29	1,101,055
847,000	Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (c)	5.13%	04/30/31	865,630
				9,816,359
	Pipelines — 1.0%
50,000	Energy Transfer L.P.	4.00%	10/01/27	54,090
930,000	Energy Transfer L.P.	5.40%	10/01/47	1,106,754
470,000	Energy Transfer L.P.	5.00%	05/15/50	541,235
594,000	Energy Transfer L.P., Series B (i)	6.63%	(j)	557,243
765,000	Global Partners L.P. / GLP Finance Corp.	6.88%	01/15/29	780,579
250,000	Kinder Morgan, Inc.	5.55%	06/01/45	319,669
607,000	NGL Energy Operating LLC / NGL Energy Finance Corp. (c)	7.50%	02/01/26	607,701
845,000	Plains All American Pipeline L.P. / PAA Finance Corp.	4.50%	12/15/26	924,233
350,000	Rockies Express Pipeline LLC (c)	4.95%	07/15/29	367,904
100,000	Rockies Express Pipeline LLC (c)	6.88%	04/15/40	111,779
598,788	Ruby Pipeline LLC (l)	8.00%	04/01/22	553,508
774,000	TransMontaigne Partners L.P. / TLP Finance Corp.	6.13%	02/15/26	752,572
850,000	Venture Global Calcasieu Pass LLC (c)	4.13%	08/15/31	870,834
				7,548,101
	Real Estate Investment Trusts — 1.5%
75,000	Alexandria Real Estate Equities, Inc., Class E	3.45%	04/30/25	80,284
75,000	American Campus Communities Operating Partnership L.P.	3.75%	04/15/23	77,389
500,000	American Campus Communities Operating Partnership L.P.	4.13%	07/01/24	536,270
250,000	Boston Properties L.P.	2.75%	10/01/26	260,545
200,000	Boston Properties L.P.	3.40%	06/21/29	213,233
550,000	Camden Property Trust	2.95%	12/15/22	560,520
500,000	CubeSmart L.P.	4.38%	02/15/29	570,841
515,000	CyrusOne L.P. / CyrusOne Finance Corp.	2.90%	11/15/24	535,147
1,310,000	CyrusOne L.P. / CyrusOne Finance Corp.	3.45%	11/15/29	1,398,903
200,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	11/01/23	212,973
595,000	GLP Capital L.P. / GLP Financing II, Inc.	5.25%	06/01/25	655,461
250,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	04/15/26	277,674
175,000	GLP Capital L.P. / GLP Financing II, Inc.	5.75%	06/01/28	202,386
185,000	GLP Capital L.P. / GLP Financing II, Inc.	5.30%	01/15/29	211,479
465,000	GLP Capital L.P. / GLP Financing II, Inc.	4.00%	01/15/30	490,866
390,000	Healthcare Realty Trust, Inc.	2.40%	03/15/30	389,582

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Real Estate Investment Trusts (Continued)
$500,000	Hudson Pacific Properties L.P.	3.95%	11/01/27	$540,238
175,000	Hudson Pacific Properties L.P.	4.65%	04/01/29	199,641
310,000	Invitation Homes Operating Partnership L.P.	2.30%	11/15/28	307,003
400,000	Kilroy Realty L.P.	3.45%	12/15/24	418,634
400,000	Kilroy Realty L.P.	4.38%	10/01/25	438,071
500,000	Kimco Realty Corp.	3.40%	11/01/22	509,828
505,000	Lexington Realty Trust	2.70%	09/15/30	508,603
117,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc.	5.63%	05/01/24	125,291
109,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc. (c)	4.63%	06/15/25	116,226
250,000	National Retail Properties, Inc.	3.90%	06/15/24	266,241
250,000	Realty Income Corp.	4.63%	11/01/25	278,467
325,000	SL Green Operating Partnership L.P.	3.25%	10/15/22	329,770
300,000	Ventas Realty L.P.	3.75%	05/01/24	316,050
250,000	Ventas Realty L.P.	2.65%	01/15/25	259,657
75,000	Ventas Realty L.P.	4.00%	03/01/28	83,147
				11,370,420
	Retail — 0.3%
750,000	Asbury Automotive Group, Inc. (c)	5.00%	02/15/32	756,911
760,000	Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC (c)	5.13%	04/15/29	749,599
350,000	Michaels (The) Cos., Inc. (c)	5.25%	05/01/28	346,693
835,000	Michaels (The) Cos., Inc. (c)	7.88%	05/01/29	830,554
				2,683,757
	Semiconductors — 0.1%
75,000	Broadcom, Inc.	3.63%	10/15/24	79,600
415,000	Intel Corp.	3.73%	12/08/47	478,951
100,000	Intel Corp.	3.05%	08/12/51	103,843
				662,394
	Software — 0.3%
960,000	Oracle Corp.	2.88%	03/25/31	983,380
1,081,000	Oracle Corp.	3.95%	03/25/51	1,174,735
				2,158,115
	Telecommunications — 3.3%
436,000	AT&T, Inc.	2.25%	02/01/32	420,023
775,000	AT&T, Inc.	2.55%	12/01/33	750,065
150,000	AT&T, Inc.	4.50%	05/15/35	173,198
200,000	AT&T, Inc.	5.25%	03/01/37	249,610
594,000	AT&T, Inc.	4.85%	03/01/39	711,326
750,000	AT&T, Inc.	4.30%	12/15/42	850,664
605,000	AT&T, Inc.	4.75%	05/15/46	738,506
2,720,000	AT&T, Inc.	3.80%	12/01/57	2,862,879
680,000	CommScope, Inc. (c)	4.75%	09/01/29	659,019
456,000	Frontier Communications Holdings LLC (c)	5.00%	05/01/28	458,120
625,000	Level 3 Financing, Inc. (c)	4.63%	09/15/27	633,984
1,015,000	Level 3 Financing, Inc. (c)	3.63%	01/15/29	933,978
300,000	Level 3 Financing, Inc. (c)	3.75%	07/15/29	279,105
590,000	Level 3 Financing, Inc. (c)	3.88%	11/15/29	610,228
850,000	Lumen Technologies, Inc. (c)	5.38%	06/15/29	827,314
54,000	Qwest Corp.	6.75%	12/01/21	54,000

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
$342,000	Qwest Corp.	7.25%	09/15/25	$400,916
335,000	SES GLOBAL Americas Holdings G.P. (c)	5.30%	03/25/44	389,287
542,000	Sprint Corp.	7.88%	09/15/23	596,219
4,235,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (c)	4.74%	03/20/25	4,422,483
280,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (c)	5.15%	03/20/28	314,354
125,000	T-Mobile USA, Inc.	2.25%	02/15/26	123,625
950,000	T-Mobile USA, Inc. (c)	2.25%	02/15/26	939,550
1,300,000	T-Mobile USA, Inc.	3.75%	04/15/27	1,399,637
74,000	T-Mobile USA, Inc.	4.75%	02/01/28	77,402
340,000	T-Mobile USA, Inc.	3.88%	04/15/30	370,041
700,000	T-Mobile USA, Inc.	2.55%	02/15/31	690,627
250,000	T-Mobile USA, Inc.	4.38%	04/15/40	285,155
135,000	Verizon Communications, Inc.	2.10%	03/22/28	135,049
3,035,000	Verizon Communications, Inc. (c)	2.36%	03/15/32	3,012,045
1,215,000	Zayo Group Holdings, Inc. (c)	4.00%	03/01/27	1,160,325
				25,528,734
	Total Corporate Bonds and Notes			145,326,724
	(Cost $143,114,977)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 14.4%
	Collateralized Mortgage Obligations — 0.3%
	Federal Home Loan Mortgage Corporation
281,299	Series 2019-4919, Class FP, 1 Mo. LIBOR + 0.45% (b)	0.54%	09/25/49	284,100
	Federal National Mortgage Association
1,321,140	Series 2011-116, Class SA, IO, 1 Mo. LIBOR × -1 + 6.00% (m)	5.91%	11/25/41	173,511
131,088	Series 2011-130, Class NW, 1 Mo. LIBOR + 1.20% (b)	1.29%	12/25/41	133,383
166,727	Series 2012-56, Class FK, 1 Mo. LIBOR + 0.45% (b)	0.54%	06/25/42	168,579
210,845	Series 2012-128, Class UA	2.50%	06/25/42	220,233
1,469,120	Series 2013-18, Class MI, IO	3.00%	02/25/33	92,953
324,860	Series 2019-33, Class FN, 1 Mo. LIBOR + 0.40% (b)	0.49%	07/25/49	327,816
	Government National Mortgage Association
1,175,081	Series 2003-110, Class S, IO, 1 Mo. LIBOR × -1 + 6.60% (m)	6.51%	10/20/33	118,088
1,246,888	Series 2018-63, Class IO, IO	4.00%	09/20/47	158,932
338,076	Series 2019-86, Class FE, 1 Mo. LIBOR + 0.40% (b)	0.49%	07/20/49	342,312
232,203	Series 2020-133, Class FA (d)	0.49%	02/20/49	233,342
				2,253,249
	Commercial Mortgage-Backed Securities — 4.0%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
11,317,401	Series 2021-P009, Class X, IO (a)	1.57%	01/25/31	825,555
	Federal Home Loan Mortgage Corporation Multifamily PC REMIC Trust
4,095,000	Series 2019-P002, Class X, IO (d)	1.14%	07/25/33	456,613
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
8,139,000	Series 2012-K021, Class X3, IO (a)	2.03%	07/25/40	55,466
2,500,000	Series 2012-K022, Class X3, IO (a)	1.87%	08/25/40	28,682
11,075,000	Series 2013-K025, Class X3, IO (a)	1.81%	11/25/40	166,502
30,000,000	Series 2013-K026, Class X3, IO (a)	1.86%	12/25/40	512,013

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates (Continued)
$73,338,890	Series 2013-K031, Class X1, IO (a)	0.30%	04/25/23	$181,484
17,135,585	Series 2013-K035, Class X1, IO (a)	0.46%	08/25/23	92,351
4,000,000	Series 2013-K035, Class X3, IO (a)	1.85%	12/25/41	110,586
2,500,000	Series 2014-K037, Class X3, IO (a)	2.28%	01/25/42	113,543
31,377,292	Series 2014-K039, Class X1, IO (a)	0.83%	07/25/24	506,386
2,145,000	Series 2014-K039, Class X3, IO (a)	2.18%	08/25/42	127,270
944,948	Series 2014-K715, Class X3, IO (a)	3.95%	02/25/41	11,786
515,104	Series 2014-K716, Class X3, IO (a) (n)	5.05%	08/25/42	5
9,323,377	Series 2015-K042, Class X1, IO (a)	1.16%	12/25/24	259,757
116,672,257	Series 2015-K043, Class X1, IO (a)	0.65%	12/25/24	1,699,973
13,921,634	Series 2015-K044, Class X1, IO (a)	0.83%	01/25/25	244,369
8,462,175	Series 2015-K045, Class X1, IO (a)	0.55%	11/25/25	97,898
20,449,223	Series 2015-K048, Class X3, IO (a)	1.54%	08/25/43	1,022,107
16,352,926	Series 2015-K051, Class X1, IO (a)	0.66%	09/25/25	284,405
382,237	Series 2015-K719, Class X1, IO (a)	0.78%	06/25/22	183
1,259,081	Series 2015-K720, Class X1, IO (a)	0.62%	08/25/22	1,274
6,897,149	Series 2016-K056, Class X3, IO (a)	2.18%	06/25/44	597,590
4,736,552	Series 2016-K057, Class X1, IO (a)	1.31%	07/25/26	218,441
1,900,000	Series 2016-K060, Class X3, IO (a)	1.96%	12/25/44	159,893
134,493	Series 2016-KF25, Class A, 1 Mo. LIBOR + 0.48% (b)	0.57%	10/25/23	134,688
26,114,565	Series 2016-K723, Class X3, IO (a)	1.98%	10/25/34	898,372
4,958,762	Series 2016-KIR1, Class X, IO (a)	1.19%	03/25/26	199,678
862,163	Series 2016-KS05, Class X, IO (a)	0.12%	01/25/23	717
3,684,336	Series 2016-KS06, Class X, IO (a)	1.18%	08/25/26	129,934
4,904,879	Series 2016-KS07, Class X, IO (a)	0.76%	09/25/25	108,300
39,753,656	Series 2016-KW01, Class X1, IO (a)	1.11%	01/25/26	1,306,846
10,117,663	Series 2017-K726, Class X1, IO (a)	1.03%	04/25/24	180,071
2,230,000	Series 2017-K728, Class X3, IO (a)	2.02%	11/25/45	116,014
3,630,000	Series 2018-K078, Class X3, IO (a)	2.29%	06/25/46	466,491
125,000	Series 2018-K155, Class A3	3.75%	04/25/33	146,313
3,805,216	Series 2018-KF56, Class A, 1 Mo. LIBOR + 0.56% (b)	0.65%	11/25/28	3,829,929
125,000	Series 2018-W5FX, Class AFX (a)	3.34%	04/25/28	136,766
1,363,772	Series 2019-KC04, Class X1, IO (a)	1.41%	12/25/26	57,858
7,164,768	Series 2019-KC05, Class X1, IO (a)	1.34%	06/25/27	322,074
1,008,557	Series 2019-KF66, Class A, 1 Mo. LIBOR + 0.52% (b)	0.61%	07/25/29	1,016,797
171,835	Series 2019-KF73, Class AL, 1 Mo. LIBOR + 0.60% (b)	0.69%	11/25/29	173,204
5,651,178	Series 2019-KLU1, Class X3, IO (a)	4.10%	01/25/31	832,315
1,800,000	Series 2019-KS11, Class XFX, IO (a)	1.76%	06/25/29	173,683
437,194	Series 2020-KF75, Class AL, 1 Mo. LIBOR + 0.51% (b)	0.60%	12/25/29	442,976
282,238	Series 2020-KF80, Class AL, 1 Mo. LIBOR + 0.44% (b)	0.53%	06/25/30	283,971
790,145	Series 2020-KF84, Class AL, 1 Mo. LIBOR + 0.30% (b)	0.39%	07/25/30	792,880
1,259,815	Series 2020-KF85, Class AL, 1 Mo. LIBOR + 0.30% (b)	0.39%	08/25/30	1,263,187
536,020	Series 2020-KF86, Class AL, 1 Mo. LIBOR + 0.29% (b)	0.38%	08/25/27	537,207
1,425,921	Series 2020-KF87, Class AL, 1 Mo. LIBOR + 0.35% (b)	0.44%	08/25/30	1,430,887
1,197,768	Series 2020-KF88, Class AL, 1 Mo. LIBOR + 0.33% (b)	0.42%	09/25/30	1,200,298
	Federal National Mortgage Association
291,045	Series 2012-M4, Class X1, IO (a) (d) (n)	0.35%	04/25/22	103
11,028,660	Series 2015-M4, Class X2, IO (a)	0.74%	07/25/22	10,770
125,717	Series 2016-M2, Class AL	3.47%	04/25/36	124,367

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal National Mortgage Association (Continued)
$52,489	Series 2016-M2, Class X3, IO (a) (n)	2.11%	04/25/36	$3
2,366,434	Series 2016-M4, Class X2, IO (a)	2.70%	01/25/39	91,007
173,689	Series 2016-M11, Class X2, IO (a)	2.98%	07/25/39	3,302
1,030,225	Series 2018-M10, Class A1 (a)	3.48%	07/25/28	1,111,245
6,100,000	Series 2019-M29, Class X4, IO	0.70%	03/25/29	239,101
	Government National Mortgage Association
379,096	Series 2011-119, Class D	3.51%	04/16/45	390,201
853,589	Series 2011-142, Class B (d)	3.38%	02/16/44	855,362
433,134	Series 2013-125, Class IO, IO (d)	0.20%	10/16/54	7,008
1,227,867	Series 2013-162, Class C (d)	3.00%	01/16/44	1,248,579
1,214,016	Series 2014-52, Class D (d)	3.71%	05/16/46	1,240,540
938,883	Series 2014-125, Class IO, IO (d)	0.92%	11/16/54	32,675
1,545,008	Series 2015-30, Class B	3.05%	08/16/47	1,565,638
				30,875,489
	Pass-through Securities — 10.1%
	Federal Home Loan Mortgage Corporation
566,970	Pool WN0006	3.42%	07/01/30	632,925
	Federal National Mortgage Association
392,834	Pool 464398	5.97%	01/01/40	441,961
297,727	Pool 464400	5.97%	01/01/40	334,960
471,431	Pool AM2974	4.10%	04/01/43	522,203
1,523,873	Pool AM9897	3.50%	09/01/35	1,685,332
36,100,000	Pool TBA (o)	2.00%	01/15/52	36,054,874
38,075,000	Pool TBA (o)	2.50%	01/15/52	38,937,636
				78,609,891
	Total U.S. Government Agency Mortgage-Backed Securities			111,738,629
	(Cost $112,573,130)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES — 7.2%
	Banks — 2.3%
365,000	Credit Suisse Group AG (USD)	3.75%	03/26/25	389,955
205,000	Credit Suisse Group AG (USD) (c) (i)	2.59%	09/11/25	209,811
1,275,000	Credit Suisse Group AG (USD) (c) (i)	2.19%	06/05/26	1,288,064
520,000	Credit Suisse Group AG (USD) (c) (i)	1.31%	02/02/27	503,847
420,000	Credit Suisse Group AG (USD) (c) (i)	3.09%	05/14/32	426,988
955,000	DNB Bank ASA (USD) (c) (i)	0.86%	09/30/25	945,228
200,000	Global Bank Corp. (USD) (i) (p)	5.25%	04/16/29	208,982
590,000	HSBC Holdings PLC (USD) (i)	0.98%	05/24/25	583,857
525,000	HSBC Holdings PLC (USD) (i)	1.59%	05/24/27	513,477
1,530,000	HSBC Holdings PLC (USD) (i)	2.25%	11/22/27	1,534,110
540,000	HSBC Holdings PLC (USD) (i)	2.01%	09/22/28	528,189
1,440,000	HSBC Holdings PLC (USD) (i)	2.21%	08/17/29	1,410,352
115,000	Lloyds Banking Group PLC (USD) (i)	2.86%	03/17/23	115,719
2,000,000	Lloyds Banking Group PLC (USD) (i)	2.91%	11/07/23	2,037,440
200,000	Lloyds Banking Group PLC (USD)	3.90%	03/12/24	212,412

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
365,000	Lloyds Banking Group PLC (USD) (i)	3.87%	07/09/25	$388,000
565,000	Macquarie Group Ltd. (USD) (c) (i)	1.34%	01/12/27	553,230
40,000	Macquarie Group Ltd. (USD) (c) (i)	2.69%	06/23/32	39,847
1,070,000	Macquarie Group Ltd. (USD) (c) (i)	2.87%	01/14/33	1,073,629
1,205,000	NatWest Group PLC (USD) (i)	4.27%	03/22/25	1,283,079
1,420,000	Santander UK Group Holdings PLC (USD) (i)	4.80%	11/15/24	1,519,431
525,000	Santander UK Group Holdings PLC (USD) (i)	1.09%	03/15/25	520,782
1,795,000	Santander UK Group Holdings PLC (USD) (i)	1.67%	06/14/27	1,765,211
				18,051,640
	Beverages — 0.3%
505,000	Bacardi Ltd. (USD) (c)	2.75%	07/15/26	522,143
670,000	Bacardi Ltd. (USD) (c)	4.70%	05/15/28	765,299
265,000	Bacardi Ltd. (USD) (c)	5.30%	05/15/48	354,369
1,000,000	Becle SAB de CV (USD) (c)	2.50%	10/14/31	981,300
				2,623,111
	Biotechnology — 0.1%
640,000	Grifols Escrow Issuer S.A. (USD) (c)	4.75%	10/15/28	634,487
	Chemicals — 0.2%
925,000	EverArc Escrow Sarl (USD) (c)	5.00%	10/30/29	902,971
275,000	Herens Holdco Sarl (USD) (c)	4.75%	05/15/28	267,835
				1,170,806
	Commercial Services — 0.4%
200,000	DP World Crescent Ltd. (USD) (c)	4.85%	09/26/28	224,443
1,430,000	IHS Markit Ltd. (USD) (c)	5.00%	11/01/22	1,473,837
980,000	IHS Markit Ltd. (USD) (c)	4.75%	02/15/25	1,071,282
215,000	IHS Markit Ltd. (USD)	4.75%	08/01/28	249,245
				3,018,807
	Diversified Financial Services — 0.6%
20,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.95%	02/01/22	20,053
110,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.50%	05/26/22	111,287
55,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.13%	07/03/23	57,404
900,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.50%	01/15/25	941,710
115,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.88%	01/23/28	122,537
1,940,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.30%	01/30/32	1,954,596
100,000	Avolon Holdings Funding Ltd. (USD) (c)	3.95%	07/01/24	104,946
785,000	Avolon Holdings Funding Ltd. (USD) (c)	2.88%	02/15/25	802,411
230,000	Avolon Holdings Funding Ltd. (USD) (c)	2.53%	11/18/27	224,588
82,000	Park Aerospace Holdings Ltd. (USD) (c)	5.50%	02/15/24	88,374
				4,427,906
	Electric — 0.0%
250,000	Mong Duong Finance Holdings B.V. (USD) (p)	5.13%	05/07/29	242,101
	Environmental Control — 0.0%
300,000	Waste Connections, Inc. (USD)	2.60%	02/01/30	307,997

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Food — 0.3%
675,000	JBS USA LUX S.A. / JBS USA Finance, Inc. (USD) (c)	6.75%	02/15/28	$728,821
443,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (c)	5.50%	01/15/30	475,990
750,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (c)	3.75%	12/01/31	758,985
				1,963,796
	Internet — 0.1%
200,000	Tencent Holdings Ltd. (USD) (c)	3.68%	04/22/41	209,195
200,000	Tencent Holdings Ltd. (USD) (c)	3.84%	04/22/51	216,899
				426,094
	Machinery-Diversified — 0.0%
222,000	Titan Acquisition Ltd. / Titan Co-Borrower LLC (USD) (c)	7.75%	04/15/26	221,417
	Media — 0.1%
270,000	Virgin Media Secured Finance PLC (USD) (c)	5.50%	05/15/29	280,940
100,000	Virgin Media Secured Finance PLC (USD) (c)	4.50%	08/15/30	98,205
				379,145
	Mining — 0.2%
250,000	Corp. Nacional del Cobre de Chile (USD) (p)	3.15%	01/14/30	254,822
700,000	Indonesia Asahan Aluminium Persero PT (USD) (p)	4.75%	05/15/25	746,585
700,000	Indonesia Asahan Aluminium Persero PT (USD) (c)	6.53%	11/15/28	838,187
				1,839,594
	Miscellaneous Manufacturing — 0.4%
2,440,000	GE Capital International Funding Co. Unlimited Co. (USD)	4.42%	11/15/35	2,951,891
40,000	Ingersoll-Rand Luxembourg Finance S.A. (USD)	3.55%	11/01/24	42,570
				2,994,461
	Oil & Gas — 0.8%
500,000	KazMunayGas National Co. JSC (USD) (p)	5.38%	04/24/30	574,732
200,000	KazMunayGas National Co. JSC (USD) (c)	3.50%	04/14/33	203,961
600,000	KazMunayGas National Co. JSC (USD) (p)	3.50%	04/14/33	611,882
1,100,000	Pertamina Persero PT (USD) (c)	3.10%	08/27/30	1,122,495
370,000	Petroleos Mexicanos (USD)	6.63%	06/15/35	342,181
105,000	Petroleos Mexicanos (USD)	6.75%	09/21/47	86,564
180,000	Petroleos Mexicanos (USD)	7.69%	01/23/50	162,148
110,000	Petroleos Mexicanos (USD)	6.95%	01/28/60	90,264
1,300,000	Petronas Capital Ltd. (USD) (c)	3.50%	04/21/30	1,412,536
700,000	Saudi Arabian Oil Co. (USD) (p)	1.63%	11/24/25	695,339
200,000	Saudi Arabian Oil Co. (USD) (c)	2.25%	11/24/30	193,601
89,780	Transocean Pontus Ltd. (USD) (c)	6.13%	08/01/25	88,262
379,000	Transocean Poseidon Ltd. (USD) (c)	6.88%	02/01/27	360,876
				5,944,841
	Oil & Gas Services — 0.1%
32,500	Transocean Phoenix 2 Ltd. (USD) (c)	7.75%	10/15/24	32,576
338,250	Transocean Proteus Ltd. (USD) (c)	6.25%	12/01/24	332,255
				364,831

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Packaging & Containers — 0.2%
1,150,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (USD) (c)	5.25%	08/15/27	$1,129,846
395,000	Intertape Polymer Group, Inc. (USD) (c)	4.38%	06/15/29	391,730
				1,521,576
	Pharmaceuticals — 0.2%
1,450,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. (USD) (c)	6.00%	06/30/28	1,112,868
365,000	Jazz Securities DAC (USD) (c)	4.38%	01/15/29	372,557
				1,485,425
	Pipelines — 0.1%
400,000	Galaxy Pipeline Assets Bidco Ltd. (USD) (c)	2.16%	03/31/34	389,790
400,000	KazTransGas JSC (USD) (p)	4.38%	09/26/27	436,744
				826,534
	Real Estate — 0.1%
605,000	China Aoyuan Group Ltd. (USD) (p)	6.35%	02/08/24	160,325
200,000	China SCE Group Holdings Ltd. (USD) (p)	7.00%	05/02/25	160,503
400,000	Sunac China Holdings Ltd. (USD) (p)	6.50%	01/10/25	276,000
200,000	Times China Holdings Ltd. (USD) (p)	6.75%	07/08/25	136,232
415,000	Zhenro Properties Group Ltd. (USD) (p)	6.63%	01/07/26	265,600
				998,660
	Retail — 0.1%
568,000	1011778 BC ULC / New Red Finance, Inc. (USD) (c)	3.50%	02/15/29	547,015
510,000	Alimentation Couche-Tard, Inc. (USD) (c)	3.55%	07/26/27	549,195
				1,096,210
	Savings & Loans — 0.1%
630,000	Nationwide Building Society (USD) (c) (i)	3.62%	04/26/23	637,145
135,000	Nationwide Building Society (USD) (c) (i)	3.77%	03/08/24	139,719
175,000	Nationwide Building Society (USD) (c) (i)	4.36%	08/01/24	184,289
				961,153
	Telecommunications — 0.5%
200,000	C&W Senior Financing DAC (USD) (c)	6.88%	09/15/27	209,151
600,000	Intelsat Jackson Holdings S.A. (USD) (q)	5.50%	08/01/23	292,149
750,000	Intelsat Jackson Holdings S.A. (USD) (c) (q)	8.50%	10/15/24	378,232
303,000	Intelsat Jackson Holdings S.A. (USD) (c) (q)	9.75%	07/15/25	149,814
200,000	SES S.A. (USD) (c)	3.60%	04/04/23	206,448
1,235,000	Vmed O2 UK Financing I PLC (USD) (c)	4.25%	01/31/31	1,184,075
400,000	Vmed O2 UK Financing I PLC (USD) (c)	4.75%	07/15/31	394,828
250,000	Vodafone Group PLC (USD)	5.25%	05/30/48	326,915
113,000	Vodafone Group PLC (USD)	4.88%	06/19/49	141,864
580,000	Vodafone Group PLC (USD)	4.25%	09/17/50	669,803
				3,953,279

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Transportation — 0.0%
200,000	Empresa de Transporte de Pasajeros Metro S.A. (USD) (c)	3.65%	05/07/30	$211,250
	Total Foreign Corporate Bonds and Notes			55,665,121
	(Cost $55,618,477)

FOREIGN SOVEREIGN BONDS AND NOTES — 5.1%
	Bahrain — 0.1%
825,000	CBB International Sukuk Co. 7 SPC (USD) (p)	6.88%	10/05/25	926,796
	Brazil — 0.3%
1,450,000	Brazilian Government International Bond (USD)	2.88%	06/06/25	1,452,103
200,000	Brazilian Government International Bond (USD)	4.63%	01/13/28	204,537
850,000	Brazilian Government International Bond (USD)	3.88%	06/12/30	800,198
				2,456,838
	Chile — 0.2%
1,000,000	Chile Government International Bond (USD)	3.24%	02/06/28	1,054,435
400,000	Chile Government International Bond (USD)	2.55%	01/27/32	398,664
				1,453,099
	Colombia — 0.5%
2,250,000	Colombia Government International Bond (USD)	4.50%	01/28/26	2,350,721
1,000,000	Colombia Government International Bond (USD)	3.00%	01/30/30	912,815
400,000	Colombia Government International Bond (USD)	3.13%	04/15/31	359,700
				3,623,236
	Dominican Republic — 0.2%
1,050,000	Dominican Republic International Bond (USD) (c)	4.50%	01/30/30	1,047,385
350,000	Dominican Republic International Bond (USD) (p)	4.88%	09/23/32	349,129
				1,396,514
	Egypt — 0.0%
200,000	Egypt Government International Bond (USD) (c)	5.25%	10/06/25	195,263
200,000	Egypt Government International Bond (USD) (p)	5.25%	10/06/25	195,263
				390,526
	Hungary — 0.1%
850,000	Hungary Government International Bond (USD) (c)	2.13%	09/22/31	824,082
	Indonesia — 0.1%
600,000	Indonesia Government International Bond (USD)	2.85%	02/14/30	620,020
300,000	Perusahaan Penerbit SBSN Indonesia III (USD) (c)	2.80%	06/23/30	307,824
				927,844
	Japan — 1.0%
880,000,000	Japan Treasury Discount Bill, Series 1039 (JPY)	(k)	02/28/22	7,788,029
	Mexico — 0.5%
2,350,000	Mexico Government International Bond (USD)	3.75%	01/11/28	2,526,215
1,260,000	Mexico Government International Bond (USD)	2.66%	05/24/31	1,219,453

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Mexico (Continued)
300,000	Mexico Government International Bond (USD)	4.75%	04/27/32	$335,799
				4,081,467
	Oman — 0.2%
600,000	Oman Government International Bond (USD) (p)	6.75%	10/28/27	658,746
750,000	Oman Government International Bond (USD) (p)	5.63%	01/17/28	772,543
				1,431,289
	Panama — 0.3%
500,000	Panama Government International Bond (USD)	3.88%	03/17/28	536,750
1,100,000	Panama Government International Bond (USD)	3.16%	01/23/30	1,127,467
400,000	Panama Government International Bond (USD)	2.25%	09/29/32	373,588
				2,037,805
	Paraguay — 0.2%
900,000	Paraguay Government International Bond (USD) (c)	4.95%	04/28/31	993,384
400,000	Paraguay Government International Bond (USD) (c)	2.74%	01/29/33	377,504
				1,370,888
	Peru — 0.1%
500,000	Peruvian Government International Bond (USD)	4.13%	08/25/27	548,585
453,000	Peruvian Government International Bond (USD)	2.84%	06/20/30	458,894
				1,007,479
	Philippines — 0.2%
1,100,000	Philippine Government International Bond (USD)	2.46%	05/05/30	1,127,470
300,000	Philippine Government International Bond (USD)	1.95%	01/06/32	290,744
				1,418,214
	Qatar — 0.2%
902,000	Qatar Government International Bond (USD) (p)	4.50%	04/23/28	1,034,065
600,000	Qatar Government International Bond (USD) (p)	3.75%	04/16/30	668,904
				1,702,969
	Romania — 0.1%
950,000	Romanian Government International Bond (USD) (p)	3.00%	02/14/31	941,917
	Saudi Arabia — 0.2%
1,100,000	Saudi Government International Bond (USD) (p)	3.25%	10/26/26	1,173,700
400,000	Saudi Government International Bond (USD) (p)	3.63%	03/04/28	435,623
200,000	Saudi Government International Bond (USD) (p)	3.25%	10/22/30	213,215
				1,822,538
	South Africa — 0.3%
1,158,000	Republic of South Africa Government International Bond (USD)	4.30%	10/12/28	1,153,240
820,000	Republic of South Africa Government International Bond (USD)	4.85%	09/30/29	827,245
				1,980,485
	United Arab Emirates — 0.1%
600,000	Abu Dhabi Government International Bond (USD) (p)	2.50%	09/30/29	622,488
	Uruguay — 0.2%
500,000	Uruguay Government International Bond (USD)	4.38%	10/27/27	562,215

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Uruguay (Continued)
600,000	Uruguay Government International Bond (USD)	4.38%	01/23/31	$689,796
				1,252,011
	Total Foreign Sovereign Bonds and Notes			39,456,514
	(Cost $40,043,802)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT BONDS AND NOTES — 0.3%

$2,420,000	U.S. Treasury Floating Rate Note, 3 Mo. U.S. T-Bill Money Market Yield + 0.06% (b)	0.11%	10/31/22	2,421,194
	(Cost $2,420,112)

MUNICIPAL BONDS — 0.2%
	California — 0.2%
500,000	Los Angeles CA Unif School District	5.75%	07/01/34	665,877
500,000	Los Angeles Dept of Water	6.01%	07/01/39	670,687
75,000	Univ of CA Rev TXBL Gen Ref, Ser AJ	4.60%	05/15/31	87,879
				1,424,443
	Colorado — 0.0%
220,000	City & Cnty of Denver Cnty Aprt Rev	2.24%	11/15/30	226,557
	Florida — 0.0%
105,000	Cnty of Miami-Dade FL Aviation Rev	3.45%	10/01/30	112,985
	New York — 0.0%
50,000	Metro Transprtn Auth	5.18%	11/15/49	69,961
	Total Municipal Bonds			1,833,946
	(Cost $1,696,047)

U.S. TREASURY BILLS — 22.9%
11,730,000	U.S. Treasury Bill	(k)	12/02/21	11,729,992
27,820,000	U.S. Treasury Bill	(k)	12/09/21	27,819,853
13,740,000	U.S. Treasury Bill	(k)	12/14/21	13,739,720
34,415,000	U.S. Treasury Bill	(k)	01/06/22	34,413,744
16,385,000	U.S. Treasury Bill	(k)	01/20/22	16,384,027
21,085,000	U.S. Treasury Bill	(k)	01/25/22	21,083,792
3,570,000	U.S. Treasury Bill	(k)	02/01/22	3,569,766
21,360,000	U.S. Treasury Bill	(k)	02/03/22	21,358,481
7,505,000	U.S. Treasury Bill	(k)	02/08/22	7,504,381
4,160,000	U.S. Treasury Bill	(k)	02/24/22	4,159,592
1,965,000	U.S. Treasury Bill	(k)	03/17/22	1,964,717
7,500,000	U.S. Treasury Bill	(k)	04/07/22	7,498,479

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. TREASURY BILLS (Continued)
$6,345,000	U.S. Treasury Bill	(k)	04/21/22	$6,343,323
	Total U.S. Treasury Bills			177,569,867
	(Cost $177,569,564)

Shares	Description	Value

MONEY MARKET FUNDS — 0.7%
5,452,483	JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 0.01% (r)	5,452,483
	(Cost $5,452,483)
	Total Investments — 110.4%	855,336,214
	(Cost $855,145,270) (s)
	Net Other Assets and Liabilities — (10.4)%	(80,830,550)
	Net Assets — 100.0%	$774,505,664

Forward Foreign Currency Contracts at November 30, 2021:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 11/30/2021	Sale Value as of 11/30/2021	Unrealized Appreciation (Depreciation)
02/28/22	GSIL	USD	7,720,009	JPY	880,000,000	$7,720,009	$7,794,978	$(74,969)
Net Unrealized Appreciation (Depreciation)								$(74,969)

Counterparty Abbreviations:
GSIL Goldman Sachs International, London

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Futures Contracts at November 30, 2021:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value

U.S. 5-Year Treasury Notes	Long	778	Mar-2022	$94,447,985	$682,128
Ultra U.S. 10-Year Treasury Notes	Short	459	Mar-2022	(67,422,797)	(935,846)
Ultra U.S. Treasury Bond Futures	Short	118	Mar-2022	(23,666,375)	(532,081)
				$3,358,813	$(785,799)

Interest Rate Swap Agreements at November 30, 2021:
Counterparty	Floating Rate	Expiration Date	Notional Amount	Fixed Rate	Unrealized Appreciation (Depreciation)/ Value
Citibank, Global Markets, Inc.	3 month LIBOR(1)	7/24/2025	$12,290,000	1.026%(1)	$(132,697)
Citibank, Global Markets, Inc.	3 month LIBOR(1)	7/24/2025	9,080,000	1.034%(1)	(96,619)
Citibank, Global Markets, Inc.	3 month LIBOR(1)	7/24/2025	6,145,000	1.073%(1)	(60,704)
Citibank, Global Markets, Inc.	3 month LIBOR(2)	9/28/2025	20,785,000	1.390%(2)	(85,209)
Citibank, Global Markets, Inc.	3 month LIBOR(3)	7/24/2053	1,030,000	1.773%(3)	(14,986)
Citibank, Global Markets, Inc.	3 month LIBOR(3)	7/24/2053	755,000	1.785%(3)	(13,245)
Citibank, Global Markets, Inc.	3 month LIBOR(3)	7/24/2053	515,000	1.808%(3)	(11,809)
Citibank, Global Markets, Inc.	3 month LIBOR(4)	9/28/2053	1,775,000	1.870%(4)	(66,990)
			$52,375,000		$(482,259)

(1)	The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 07/24/2023 and no interest is being accrued until that date.
(2)	The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 09/28/2023 and no interest is being accrued until that date.
(3)	The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 07/24/2023 and no interest is being accrued until that date.
(4)	The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 09/28/2023 and no interest is being accrued until that date.

(a)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(b)	Floating or variable rate security.

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2021, securities noted as such amounted to $236,085,985 or 30.5% of net assets.
(d)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(e)	Step-up security. A security where the coupon increases or steps up at a predetermined date. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.
(f)	When-issued security. The interest rate shown reflects the rate in effect at November 30, 2021. Interest will begin accruing on the security’s first settlement date.
(g)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At November 30, 2021, securities noted as such are valued at $7,337,627 or 0.9% of net assets.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(i)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at November 30, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(j)	Perpetual maturity.
(k)	Zero coupon security.
(l)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Restricted Securities table).
(m)	Inverse floating rate security.
(n)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisors.
(o)	All or a portion of this security is part of a mortgage dollar roll agreement.
(p)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(q)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(r)	Rate shown reflects yield as of November 30, 2021.
(s)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,900,198 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $10,052,281. The net unrealized depreciation was $1,152,083. The amounts presented are inclusive of derivative contracts.

IO	- Interest-Only Security – Principal amount shown represents par value on which interest payments are based.
LIBOR	- London Interbank Offered Rates
SOFR	- Secured Overnight Finance Rates
TBA	- To-Be-Announced Security

Currency Abbreviations:
JPY	- Japanese Yen
USD	- United States Dollar

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$159,965,826	$—	$159,965,826	$—
Asset-Backed Securities	155,905,910	—	153,732,908	2,173,002
Corporate Bonds and Notes*	145,326,724	—	145,326,724	—
U.S. Government Agency Mortgage-Backed Securities	111,738,629	—	111,738,629	—
Foreign Corporate Bonds and Notes*	55,665,121	—	55,665,121	—
Foreign Sovereign Bonds and Notes**	39,456,514	—	39,456,514	—
U.S. Government Bonds and Notes	2,421,194	—	2,421,194	—
Municipal Bonds***	1,833,946	—	1,833,946	—
U.S. Treasury Bills	177,569,867	—	177,569,867	—
Money Market Funds	5,452,483	5,452,483	—	—
Total Investments	855,336,214	5,452,483	847,710,729	2,173,002
Futures Contracts	682,128	682,128	—	—
Total	$856,018,342	$6,134,611	$847,710,729	$2,173,002

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contract	$(74,969)	$(74,969)	$—	$—
Futures Contracts	(1,467,927)	(1,467,927)	—	—
Interest Rate Swap Agreements	(482,259)	—	(482,259)	—
Total	$(2,025,155)	$(1,542,896)	$(482,259)	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for country breakout.
***	See Portfolio of Investments for state breakout.

Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of November 30, 2021, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid.

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% Net Assets
Ruby Pipeline LLC, 8.00%, 04/01/22	07/25/2018, 04/01/2021, 08/02/2021	$598,788	$92.44	$575,177	$553,508	0.07%

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 51.9%
	Collateralized Mortgage Obligations — 0.3%
	Federal Home Loan Mortgage Corporation
$47,796	Series 2005-3071, Class TF, 1 Mo. LIBOR + 0.30% (a)	0.39%	04/15/35	$47,909
80,499	Series 2010-3778, Class L	3.50%	12/15/25	84,130
136,155	Series 2017-360, Class 250	2.50%	11/15/47	140,935
74,054	Series 2020-4993, Class OP, PO	(b)	10/25/58	72,778
	Federal National Mortgage Association
147,309	Series 2006-56, Class FE, 1 Mo. LIBOR + 0.43% (a)	0.52%	07/25/36	148,787
116,437	Series 2011-47, Class GF, 1 Mo. LIBOR + 0.57% (a)	0.66%	06/25/41	118,413
160,026	Series 2018-50, Class BA	3.00%	07/25/48	165,355
10,530	Series 2018-86, Class JA	4.00%	05/25/47	10,912
102,985	Series 2019-67, Class FE, 1 Mo. LIBOR + 0.45% (a)	0.54%	11/25/49	103,879
				893,098
	Commercial Mortgage-Backed Securities — 0.1%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
3,200,000	Series 2013-K024, Class X3, IO (c)	1.71%	11/25/40	39,570
1,000,000	Series 2018-K732, Class X3, IO (c)	2.17%	05/25/46	71,660
300,000	Series 2019-KS11, Class XFX, IO (c)	1.60%	06/25/29	28,947
	FREMF Mortgage Trust
21,686,166	Series 2017-K726, Class X2B, IO (d)	0.10%	07/25/49	48,811
				188,988
	Pass-through Securities — 51.5%
	Federal Home Loan Mortgage Corporation
68,166	Pool G08681	3.50%	12/01/45	72,767
35,738	Pool G08792	3.50%	12/01/47	37,823
125,522	Pool G60659	3.50%	08/01/46	134,670
146,218	Pool G61748	3.50%	11/01/48	157,049
167,237	Pool G67706	3.50%	12/01/47	179,507
217,048	Pool G67710	3.50%	03/01/48	231,768
137,971	Pool SD0499	3.00%	08/01/50	145,860
77,943	Pool SD7502	3.50%	07/01/49	83,044
160,918	Pool SD7511	3.50%	01/01/50	171,679
96,010	Pool SD7513	3.50%	04/01/50	103,558
95,286	Pool ZM1779	3.00%	09/01/46	100,333
	Federal National Mortgage Association
39,104	Pool BE3619	4.00%	05/01/47	42,084
65,123	Pool CA0995	3.50%	01/01/48	69,626
694,140	Pool CA5689	3.00%	05/01/50	731,562
83,306	Pool FM2870	3.00%	03/01/50	87,641
73,701	Pool MA4093	2.00%	08/01/40	75,110
105,390	Pool MA4152	2.00%	10/01/40	107,408
163,164	Pool MA4176	2.00%	11/01/40	165,942
171,961	Pool MA4204	2.00%	12/01/40	174,304
214,302	Pool MA4333	2.00%	05/01/41	218,679
1,308,245	Pool MA4387	2.00%	07/01/41	1,334,964
5,525,000	Pool TBA (e)	1.50%	01/15/37	5,544,208
10,775,000	Pool TBA (e)	2.00%	01/15/37	11,031,327
49,550,000	Pool TBA (e)	2.00%	01/15/52	49,488,062
48,050,000	Pool TBA (e)	2.50%	01/15/52	49,138,632
3,650,000	Pool TBA (e)	3.00%	01/15/52	3,785,670
	Government National Mortgage Association
61,932	Pool MA3873	3.00%	08/20/46	64,780

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$79,287	Pool MA4382	3.50%	04/20/47	$83,635
60,682	Pool MA4778	3.50%	10/20/47	64,287
44,728	Pool MA4779	4.00%	10/20/47	47,721
8,125,000	Pool TBA (e)	2.00%	01/15/52	8,215,137
13,400,000	Pool TBA (e)	2.50%	01/15/52	13,746,516
				145,635,353
	Total U.S. Government Agency Mortgage-Backed Securities			146,717,439
	(Cost $146,577,838)

MORTGAGE-BACKED SECURITIES — 28.4%
	Collateralized Mortgage Obligations — 14.3%
	Alternative Loan Trust
246,582	Series 2005-16, Class A4, 1 Mo. LIBOR + 0.48% (a)	0.57%	06/25/35	230,033
108,945	Series 2006-HY12, Class A5 (c)	3.06%	08/25/36	109,688
149,943	Series 2007-5CB, Class 1A11	6.00%	04/25/37	112,917
133,171	Series 2007-15CB, Class A5	5.75%	07/25/37	107,843
412,514	Series 2007-HY8C, Class A1, 1 Mo. LIBOR + 0.16% (a)	0.25%	09/25/47	402,281
193,097	Series 2007-OA7, Class A1A, 1 Mo. LIBOR + 0.18% (a)	0.45%	05/25/47	185,316
	American Home Mortgage Assets Trust
389,840	Series 2006-1, Class 1A1, 1 Mo. LIBOR + 0.21% (a)	0.30%	05/25/46	369,436
134,540	Series 2006-3, Class 1A1, 12 Mo. Treasury Average + 0.97% (a)	1.05%	10/25/46	129,485
391,411	Series 2007-2, Class A1, 1 Mo. LIBOR + 0.13% (a)	0.22%	03/25/47	373,550
	American Home Mortgage Investment Trust
1,380,824	Series 2006-3, Class 11A1, 1 Mo. LIBOR + 0.36% (a)	0.45%	12/25/46	1,335,857
	Banc of America Funding Trust
156,928	Series 2007-C, Class 7A1, 1 Mo. LIBOR + 0.42% (a)	0.51%	05/20/47	157,496
	BCAP LLC Trust
108,035	Series 2006-AA2, Class A1, 1 Mo. LIBOR + 0.34% (a)	0.43%	01/25/37	105,727
	Bear Stearns ALT-A Trust
517,821	Series 2005-1, Class M2, 1 Mo. LIBOR + 1.13% (a)	1.22%	01/25/35	555,902
759,094	Series 2006-1, Class 21A2 (c)	2.96%	02/25/36	635,259
	Bear Stearns ARM Trust
206,338	Series 2005-1, Class 2A1 (c)	2.90%	03/25/35	206,593
	Bear Stearns Mortgage Funding Trust
120,057	Series 2006-AR5, Class 2A1, 1 Mo. LIBOR + 0.19% (a)	0.28%	01/25/37	112,798
	CHL Mortgage Pass-Through Trust
235,497	Series 2004-25, Class 2A1, 1 Mo. LIBOR + 0.68% (a)	0.77%	02/25/35	221,527
110,738	Series 2007-20, Class A1	6.50%	01/25/38	78,486
	CIM Trust
305,943	Series 2021-R3, Class A1A (d)	1.95%	06/25/57	305,646
726,911	Series 2021-R4, Class A1A (d)	2.00%	05/01/61	725,023
133,396	Series 2021-NR3, Class A1, steps up to 5.57% on 04/26/24 (d) (f)	2.57%	06/25/57	133,596
	Citigroup Mortgage Loan Trust
293,872	Series 2009-10, Class 2A2 (d)	7.00%	12/25/35	273,117
	Credit Suisse Mortgage Trust
540,815	Series 2014-8R, Class 3A2 (c) (d)	3.93%	02/27/36	480,052
341,999	Series 2020-RPL2, Class A12 (d)	3.43%	02/25/60	344,529

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Credit Suisse Mortgage Trust (Continued)
$950,000	Series 2021-RP11, Class PT (d) (g)	0.00%	10/25/61	$995,695
565,992	Series 2021-RPL4, Class A1 (d)	1.80%	12/27/60	567,942
	CSMCM Trust Certificates
40,000	Series 2021-RP11, Class CERT (d) (g)	0.00%	10/27/61	41,924
	Deutsche Alt-A Securities Mortgage Loan Trust
212,398	Series 2007-3, Class 2A1, 1 Mo. LIBOR + 0.75% (a)	0.84%	10/25/47	199,463
347,478	Series 2007-AR3, Class 2A5, 1 Mo. LIBOR + 0.40% (a)	0.49%	06/25/37	335,270
	DSLA Mortgage Loan Trust
445,875	Series 2005-AR6, Class 2A1A, 1 Mo. LIBOR + 0.58% (a)	0.67%	10/19/45	436,938
	GreenPoint Mortgage Funding Trust
179,480	Series 2005-AR4, Class G41B, 1 Mo. LIBOR + 0.20% (a)	0.29%	10/25/45	169,149
	GreenPoint MTA Trust
364,430	Series 2005-AR1, Class A2, 1 Mo. LIBOR + 0.44% (a)	0.53%	06/25/45	347,939
40,579	Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.48% (a)	0.57%	08/25/45	39,319
	GSR Mortgage Loan Trust
254,655	Series 2006-OA1, Class 2A2, 1 Mo. LIBOR + 0.52% (a)	0.61%	08/25/46	143,267
	HomeBanc Mortgage Trust
700,000	Series 2005-4, Class M1, 1 Mo. LIBOR + 0.71% (a)	0.80%	10/25/35	703,783
	Impac CMB Trust
260,765	Series 2007-A, Class A, 1 Mo. LIBOR + 0.50% (a) (d)	0.59%	05/25/37	260,848
	IndyMac IMSC Mortgage Loan Trust
1,188,729	Series 2007-F2, Class 1A4	6.00%	07/25/37	1,162,780
	IndyMac INDX Mortgage Loan Trust
156,328	Series 2005-AR29, Class A1 (c)	3.06%	01/25/36	150,574
1,178,954	Series 2006-AR2, Class 1A1B, 1 Mo. LIBOR + 0.42% (a)	0.51%	04/25/46	1,128,955
80,105	Series 2006-AR3, Class 2A1A (c)	2.92%	03/25/36	70,176
63,134	Series 2006-AR9, Class 3A2, 1 Mo. LIBOR + 0.35% (a)	0.44%	06/25/36	58,064
671,995	Series 2006-AR13, Class A3 (c)	2.88%	07/25/36	586,021
166,940	Series 2006-AR19, Class 5A2 (c)	2.98%	08/25/36	146,965
550,260	Series 2006-AR31, Class A3 (c)	3.06%	11/25/36	545,202
820,547	Series 2007-AR21, Class 6A1 (c)	2.71%	09/25/37	699,986
118,029	Series 2007-FLX2, Class A1A, 1 Mo. LIBOR + 0.16% (a)	0.25%	04/25/37	111,915
909,499	Series 2007-FLX3, Class A1, 1 Mo. LIBOR + 0.24% (a)	0.33%	06/25/37	911,702
	JP Morgan Alternative Loan Trust
458,739	Series 2006-A1, Class 1A1, 1 Mo. LIBOR + 0.46% (a)	0.55%	03/25/36	449,633
	Lehman XS Trust
113,623	Series 2005-5N, Class 3A1A, 1 Mo. LIBOR + 0.30% (a)	0.39%	11/25/35	113,184
927,084	Series 2005-7N, Class 1A1A, 1 Mo. LIBOR + 0.54% (a)	0.63%	12/25/35	916,264
1,317,342	Series 2006-4N, Class A1D1, 1 Mo. LIBOR + 0.66% (a)	0.75%	04/25/46	1,260,613
480,597	Series 2006-10N, Class 1A4A, 1 Mo. LIBOR + 0.60% (a)	0.69%	07/25/46	423,455
221,782	Series 2007-12N, Class 1A3A, 1 Mo. LIBOR + 0.20% (a)	0.29%	07/25/47	225,179
464,478	Series 2007-16N, Class 1A1, 1 Mo. LIBOR + 0.47% (a)	0.56%	09/25/47	466,388
	LHOME Mortgage Trust
1,275,000	Series 2021-RTL3, Class A1 (d) (f)	2.36%	09/25/26	1,268,016
	Luminent Mortgage Trust
685,401	Series 2005-1, Class A1, 1 Mo. LIBOR + 0.52% (a)	0.61%	11/25/35	676,255
1,070,185	Series 2007-1, Class 1A1, 1 Mo. LIBOR + 0.32% (a)	0.41%	11/25/36	1,047,674
	MASTR Adjustable Rate Mortgages Trust
1,232,449	Series 2006-OA2, Class 1A1, 12 Mo. Treasury Average + 0.80% (a)	0.88%	12/25/46	1,128,212
662,118	Series 2007-2, Class A1, 1 Mo. LIBOR + 0.30% (a)	0.39%	03/25/47	648,091
1,800,000	Series 2007-HF2, Class A2, 1 Mo. LIBOR + 1.10% (a)	1.19%	09/25/37	880,709

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
$300,000	Series 2005-4, Class M2, 1 Mo. LIBOR + 0.75% (a)	0.84%	11/25/35	$297,055
	PRPM LLC
1,593,991	Series 2021-3, Class A1 (d) (f)	1.87%	04/25/26	1,589,609
	RALI Trust
535,842	Series 2005-QO1, Class A1, 1 Mo. LIBOR + 0.30% (a)	0.39%	08/25/35	458,086
149,945	Series 2006-QA6, Class A1, 1 Mo. LIBOR + 0.38% (a)	0.47%	07/25/36	154,932
3,329,864	Series 2006-QO2, Class A1, 1 Mo. LIBOR + 0.44% (a)	0.53%	02/25/46	933,377
244,315	Series 2006-QS7, Class A2	6.00%	06/25/36	238,845
376,500	Series 2007-QH4, Class A1, 1 Mo. LIBOR + 0.19% (a)	0.28%	05/25/37	363,507
441,936	Series 2007-QH9, Class A1 (c)	1.32%	11/25/37	423,883
117,783	Series 2007-QS1, Class 1A4	6.00%	01/25/37	115,545
213,373	Series 2007-QS2, Class A4	6.25%	01/25/37	206,380
	Residential Asset Securitization Trust
259,420	Series 2006-A8, Class 3A4	6.00%	08/25/36	180,790
	RFMSI Trust
669,779	Series 2006-S10, Class 1A1	6.00%	10/25/36	662,017
	Structured Adjustable Rate Mortgage Loan Trust
940,906	Series 2005-17, Class 3A1 (c)	2.85%	08/25/35	905,620
503,102	Series 2006-12, Class 1A1, 1 Mo. LIBOR + 0.32% (a)	0.41%	01/25/37	509,539
	Structured Asset Mortgage Investments II Trust
258,959	Series 2005-AR8, Class A2, 12 Mo. Treasury Average + 1.48% (a)	1.98%	02/25/36	256,847
678,615	Series 2006-AR6, Class 2A1, 1 Mo. LIBOR + 0.38% (a)	0.47%	07/25/46	576,893
178,123	Series 2006-AR7, Class A1A, 1 Mo. LIBOR + 0.42% (a)	0.51%	08/25/36	180,917
172,875	Series 2006-AR7, Class A1BG, 1 Mo. LIBOR + 0.12% (a)	0.21%	08/25/36	164,128
943,535	Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (a)	0.27%	01/25/37	910,023
52,830	Series 2007-AR3, Class 2A1, 1 Mo. LIBOR + 0.19% (a)	0.28%	09/25/47	50,897
	WaMu Mortgage Pass-Through Certificates Trust
380,383	Series 2005-AR8, Class 2AC2, 1 Mo. LIBOR + 0.92% (a)	1.01%	07/25/45	378,425
176,994	Series 2005-AR17, Class A1A2, 1 Mo. LIBOR + 0.58% (a)	0.67%	12/25/45	169,372
62,023	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (a)	1.08%	02/25/46	62,677
1,046,485	Series 2006-AR17, Class 1A1A, 12 Mo. Treasury Average + 0.81% (a)	0.90%	12/25/46	1,012,448
1,148,688	Series 2007-OA4, Class 1A, 12 Mo. Treasury Average + 0.77% (a)	0.85%	05/25/47	1,116,822
	Washington Mutual Mortgage Pass-Through Certificates WMALT
717,262	Series 2006-AR6, Class 2A, 12 Mo. Treasury Average + 0.96% (a)	1.04%	08/25/46	474,205
965,529	Series 2006-AR10, Class A2A, 1 Mo. LIBOR + 0.34% (a)	0.43%	12/25/36	944,104
				40,346,650
	Commercial Mortgage-Backed Securities — 14.1%
	BAMLL Commercial Mortgage Securities Trust
105,000	Series 2018-PARK, Class A (c) (d)	4.23%	08/10/38	117,800
563,000	Series 2020-JGDN, Class A, 1 Mo. LIBOR + 2.75% (a) (d)	2.84%	11/15/30	571,687
	Bancorp Commercial Mortgage Trust
924,000	Series 2019-CRE5, Class D, 1 Mo. LIBOR + 2.35% (a) (d)	2.44%	03/15/36	918,983
	BBCMS Mortgage Trust
120,000	Series 2015-SRCH, Class A2 (d)	4.20%	08/10/35	133,691
500,000	Series 2020-BID, Class A, 1 Mo. LIBOR + 2.14% (a) (d)	2.23%	10/15/37	501,130

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BBCMS Mortgage Trust (Continued)
$545,000	Series 2020-BID, Class D, 1 Mo. LIBOR + 4.63% (a) (d)	4.72%	10/15/37	$547,774
	BDS Ltd.
662,000	Series 2020-FL6, Class C, SOFR + 2.36% (a) (d)	2.41%	09/15/35	672,923
	Benchmark Mortgage Trust
117,000	Series 2020-B18, Class AGNF (d)	4.14%	07/15/53	117,144
	BF Mortgage Trust
450,000	Series 2019-NYT, Class A, 1 Mo. LIBOR + 1.20% (a) (d)	1.29%	12/15/35	450,405
	BFLD Trust
450,000	Series 2020-EYP, Class F, 1 Mo. LIBOR + 4.20% (a) (d)	4.29%	10/15/35	452,681
320,000	Series 2020-OBRK, Class A, 1 Mo. LIBOR + 2.05% (a) (d)	2.14%	11/15/28	320,691
200,000	Series 2021-FPM, Class B, 1 Mo. LIBOR + 2.50% (a) (d)	2.59%	06/15/38	200,461
	BPR Trust
288,513	Series 2021-WILL, Class A, 1 Mo. LIBOR + 1.75% (a) (d)	1.84%	06/15/38	289,045
	BWAY Mortgage Trust
19,314,229	Series 2013-1515, Class XA, IO (c) (d)	0.73%	03/10/33	297,066
	BX Commercial Mortgage Trust
35,000	Series 2018-IND, Class G, 1 Mo. LIBOR + 2.05% (a) (d)	2.14%	11/15/35	34,899
990,294	Series 2020-FOX, Class F, 1 Mo. LIBOR + 4.25% (a) (d)	4.34%	11/15/32	992,696
750,000	Series 2021-SOAR, Class J, 1 Mo. LIBOR + 3.75% (a) (d)	3.84%	06/15/38	745,875
	BX Trust
127,000	Series 2019-CALM, Class A, 1 Mo. LIBOR + 0.88% (a) (d)	0.97%	11/15/32	127,124
	BXMT Ltd.
860,000	Series 2020-FL3, Class AS, SOFR + 1.86% (a) (d)	1.91%	11/15/37	860,517
	CALI Mortgage Trust
100,000	Series 2019-101C, Class A (d)	3.96%	03/10/39	111,541
	CAMB Commercial Mortgage Trust
332,500	Series 2019-LIFE, Class A, 1 Mo. LIBOR + 1.07% (a) (d)	1.16%	12/15/37	332,475
890,000	Series 2019-LIFE, Class G, 1 Mo. LIBOR + 3.25% (a) (d)	3.34%	12/15/37	890,803
	Citigroup Commercial Mortgage Trust
1,103,315	Series 2012-GC8, Class XA, IO (c) (d)	1.89%	09/10/45	6,933
751,914	Series 2013-GC15, Class XA, IO (c)	1.00%	09/10/46	9,354
4,493,062	Series 2016-P3, Class XA, IO (c)	1.83%	04/15/49	237,846
151,379	Series 2020-WSS, Class A, 1 Mo. LIBOR + 1.95% (a) (d)	2.04%	02/15/39	152,861
	COMM Mortgage Trust
317,000	Series 2012-CR4, Class AM	3.25%	10/15/45	319,765
4,639,796	Series 2012-CR4, Class XA, IO (c)	1.84%	10/15/45	44,904
7,565,541	Series 2013-CR12, Class XA, IO (c)	1.28%	10/10/46	130,160
1,120,876	Series 2013-LC13, Class XA, IO (c)	1.17%	08/10/46	15,837
664,047	Series 2014-CR14, Class A2	3.15%	02/10/47	667,620
24,861,320	Series 2014-CR14, Class XA, IO (c)	0.69%	02/10/47	258,694
33,006,360	Series 2014-CR16, Class XA, IO (c)	1.11%	04/10/47	654,282
31,285,110	Series 2014-CR17, Class XA, IO (c)	1.12%	05/10/47	606,800
1,625,153	Series 2014-UBS2, Class XA, IO (c)	1.28%	03/10/47	32,905
21,217,826	Series 2014-UBS3, Class XA, IO (c)	1.22%	06/10/47	461,127
11,151,000	Series 2014-UBS3, Class XB, IO (c) (d)	0.42%	06/10/47	85,470
16,731,476	Series 2014-UBS6, Class XA, IO (c)	1.01%	12/10/47	360,317
7,000,000	Series 2015-LC21, Class XE, IO (c) (d)	1.23%	07/10/48	253,844
35,000	Series 2020-CX, Class E (c) (d)	2.77%	11/10/46	32,844
	Credit Suisse Mortgage Trust
182,000	Series 2019-UVIL, Class B (c) (d)	3.39%	12/15/41	188,754
800,000	Series 2020-TMIC, Class A, 1 Mo. LIBOR + 3.00%, 3.25% Floor (a) (d)	3.25%	12/15/35	805,873

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Credit Suisse Mortgage Trust (Continued)
$611,000	Series 2021-BPNY, Class A, 1 Mo. LIBOR + 3.71% (a) (d)	3.80%	08/15/23	$612,526
	CSAIL Commercial Mortgage Trust
21,721,348	Series 2015-C2, Class XA, IO (c)	0.88%	06/15/57	451,626
6,121,214	Series 2015-C4, Class XA, IO (c)	0.96%	11/15/48	169,663
2,983,328	Series 2016-C5, Class XA, IO (c)	1.08%	11/15/48	91,846
	DBGS Mortgage Trust
556,883	Series 2018-BIOD, Class E, 1 Mo. LIBOR + 1.70% (a) (d)	1.79%	05/15/35	555,590
	DBUBS Mortgage Trust
120,000	Series 2017-BRBK, Class A (d)	3.45%	10/10/34	125,420
	DC Office Trust
75,000	Series 2019-MTC, Class A (d)	2.97%	09/15/45	79,073
	DROP Mortgage Trust
1,165,000	Series 2021-FILE, Class A, 1 Mo. LIBOR + 1.15% (a) (d)	1.24%	04/15/26	1,166,133
386,000	Series 2021-FILE, Class B, 1 Mo. LIBOR + 1.70% (a) (d)	1.79%	04/15/26	386,501
	Frost CMBS DAC
GBP 800,000	Series 2021-1A, Class GBB, SONIA + 1.65% (a) (d)	1.70%	11/22/26	1,063,957
	GPMT Ltd.
$993,763	Series 2021-FL3, Class A, 1 Mo. LIBOR + 1.25% (a) (d)	1.34%	07/16/35	994,786
	Grace Trust
1,000,000	Series 2020-GRCE, Class X, IO (c) (d)	0.30%	12/10/40	25,585
	GS Mortgage Securities Corp. Trust
735,000	Series 2012-ALOH, Class A (d)	3.55%	04/10/34	738,205
763,434	Series 2019-BOCA, Class A, 1 Mo. LIBOR + 1.20% (a) (d)	1.29%	06/15/38	764,582
175,000	Series 2020-TWN3, Class A, 1 Mo. LIBOR + 2.00% (a) (d)	2.09%	11/15/37	176,117
	GS Mortgage Securities Corp. II
5,770,897	Series 2013-GC10, Class XA, IO (c)	1.62%	02/10/46	74,754
450,000	Series 2021-ARDN, Class B, 1 Mo. LIBOR + 1.65% (a) (d)	1.75%	11/15/26	450,563
	GS Mortgage Securities Trust
168,202	Series 2011-GC5, Class AS (d)	5.21%	08/10/44	169,061
2,082,145	Series 2011-GC5, Class XA, IO (c) (d)	0.09%	08/10/44	21
29,773,130	Series 2015-GC28, Class XA, IO (c)	1.13%	02/10/48	790,581
	Hilton USA Trust
700,000	Series 2016-SFP, Class C (d)	4.12%	11/05/35	700,694
	Hudson Yards Mortgage Trust
75,000	Series 2019-55HY, Class A (c) (d)	3.04%	12/10/41	79,203
	JP Morgan Chase Commercial Mortgage Securities Trust
4,813,841	Series 2013-C16, Class XA, IO (c)	1.04%	12/15/46	65,181
1,872,269	Series 2013-LC11, Class XA, IO (c)	1.37%	04/15/46	22,869
659,864	Series 2014-C20, Class A4A2 (d)	3.54%	07/15/47	673,388
19,073,113	Series 2014-C20, Class XA, IO (c)	1.01%	07/15/47	266,671
374,000	Series 2021-1440, Class B, 1 Mo. LIBOR + 1.75% (a) (d)	1.84%	03/15/36	373,780
	JPMBB Commercial Mortgage Securities Trust
997,140	Series 2015-C32, Class XA, IO (c)	1.36%	11/15/48	26,955
	JPMCC Commercial Mortgage Securities Trust
66,639	Series 2017-JP5, Class A2	3.24%	03/15/50	66,732
12,254,791	Series 2017-JP5, Class XA, IO (c)	1.11%	03/15/50	488,443
	JPMDB Commercial Mortgage Securities Trust
6,157,732	Series 2016-C2, Class XA, IO (c)	1.71%	06/15/49	312,214
	Last Mile Logistics Pan Euro Finance DAC
EUR 716,788	Series 1A, Class E, 3 Mo. EURIBOR + 2.70% (a) (d)	2.70%	08/17/33	815,671
	Merit Hill Commercial Mortgage Pass-Through Certificates
$301,771	Series 2020-HILL, Class F, 1 Mo. LIBOR + 4.10% (a) (d)	4.19%	08/15/37	303,935

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	MF1 Ltd.
$1,166,255	Series 2020-FL3, Class A, SOFR + 2.16% (a) (d)	2.21%	07/15/35	$1,170,768
	MHC Commercial Mortgage Trust
205,000	Series 2021-MHC, Class E, 1 Mo. LIBOR + 2.10% (a) (d)	2.19%	04/15/38	205,093
	Morgan Stanley Bank of America Merrill Lynch Trust
1,853,994	Series 2013-C13, Class XA, IO (c)	1.11%	11/15/46	27,696
4,954,305	Series 2014-C14, Class XA, IO (c)	1.13%	02/15/47	79,783
10,789,806	Series 2015-C20, Class XA, IO (c)	1.41%	02/15/48	327,576
31,449,095	Series 2015-C25, Class XA, IO (c)	1.20%	10/15/48	984,055
	Natixis Commercial Mortgage Securities Trust
415,000	Series 2019-1776, Class A (d)	2.51%	10/15/36	415,959
435,000	Series 2019-FAME, Class A (d)	3.05%	08/15/36	438,917
1,099,586	Series 2019-MILE, Class A, 1 Mo. LIBOR + 1.50% (a) (d)	1.59%	07/15/36	1,101,110
330,000	Series 2019-MILE, Class D, 1 Mo. LIBOR + 2.75% (a) (d)	2.84%	07/15/36	330,468
75,000	Series 2020-2PAC, Class A (d)	2.97%	12/15/38	77,285
	One Bryant Park Trust
125,000	Series 2019-OBP, Class A (d)	2.52%	09/15/54	128,200
	One Market Plaza Trust
1,055,000	Series 2017-1MKT, Class C (d)	4.02%	02/10/32	1,058,854
417,000	Series 2017-1MKT, Class D (d)	4.15%	02/10/32	418,713
	SFAVE Commercial Mortgage Securities Trust
270,000	Series 2015-5AVE, Class A2A (c) (d)	3.66%	01/05/43	295,974
340,000	Series 2015-5AVE, Class A2B (c) (d)	4.14%	01/05/43	373,162
	SFO Commercial Mortgage Trust
520,000	Series 2021-555, Class C, 1 Mo. LIBOR + 1.80% (a) (d)	1.89%	05/15/38	521,165
	Shops at Crystals Trust
170,000	Series 2016-CSTL, Class A (d)	3.13%	07/05/36	175,407
	SLG Office Trust
385,000	Series 2021-OVA, Class G (d)	2.85%	07/15/41	345,365
	UBS Commercial Mortgage Trust
1,575,004	Series 2012-C1, Class XA, IO (c) (h)	2.17%	05/10/45	249
	UBS-Barclays Commercial Mortgage Trust
5,216,035	Series 2012-C2, Class XA, IO (c) (d)	1.43%	05/10/63	18,922
606,153	Series 2012-C3, Class XA, IO (c) (d)	1.98%	08/10/49	5,020
161,765	Series 2012-C4, Class A3	2.53%	12/10/45	162,724
	Wells Fargo Commercial Mortgage Trust
8,731,748	Series 2015-C26, Class XA, IO (c)	1.34%	02/15/48	282,830
15,311,655	Series 2015-C27, Class XA, IO (c)	1.02%	02/15/48	360,730
29,247,046	Series 2015-C28, Class XA, IO (c)	0.74%	05/15/48	511,742
3,505,885	Series 2015-C30, Class XA, IO (c)	1.04%	09/15/58	99,607
1,980,321	Series 2015-LC22, Class XA, IO (c)	0.93%	09/15/58	49,758
6,939,840	Series 2015-NXS3, Class XA, IO (c)	1.05%	09/15/57	203,501
3,928,529	Series 2016-C33, Class XA, IO (c)	1.77%	03/15/59	229,060
5,823,000	Series 2016-C37, Class XEF, IO (c) (d)	1.60%	12/15/49	403,761
	WFRBS Commercial Mortgage Trust
626,703	Series 2012-C9, Class XA, IO (c) (d)	2.01%	11/15/45	5,432
3,559,851	Series 2014-C20, Class XA, IO (c)	1.08%	05/15/47	64,105
1,027,223	Series 2014-C22, Class XA, IO (c)	0.94%	09/15/57	18,231
4,945,639	Series 2014-C24, Class XA, IO (c)	1.00%	11/15/47	104,277

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	WFRBS Commercial Mortgage Trust (Continued)
$30,296,533	Series 2014-LC14, Class XA, IO (c)	1.42%	03/15/47	$664,536
				39,755,962
	Total Mortgage-Backed Securities			80,102,612
	(Cost $80,171,507)

U.S. GOVERNMENT BONDS AND NOTES — 24.2%
151,000	U.S. Treasury Bond	2.00%	08/15/51	158,338
1,305,000	U.S. Treasury Bond	1.88%	11/15/51	1,332,324
13,355,000	U.S. Treasury Note	0.25%	09/30/23	13,304,136
14,095,000	U.S. Treasury Note	0.50%	11/30/23	14,088,393
5,948,000	U.S. Treasury Note	0.88%	09/30/26	5,875,276
6,455,000	U.S. Treasury Note	1.13%	10/31/26	6,449,957
12,760,000	U.S. Treasury Note	1.25%	11/30/26	12,825,295
14,590,000	U.S. Treasury Note	1.38%	11/15/31	14,503,372
	Total U.S. Government Bonds and Notes			68,537,091
	(Cost $68,300,297)

ASSET-BACKED SECURITIES — 17.8%
	Accredited Mortgage Loan Trust
111,204	Series 2005-1, Class M2, 1 Mo. LIBOR + 1.04% (a)	1.13%	04/25/35	111,414
	ACE Securities Corp. Home Equity Loan Trust
100,073	Series 2006-OP2, Class A1, 1 Mo. LIBOR + 0.16% (a)	0.25%	08/25/36	98,188
1,557,471	Series 2007-HE1, Class A1, 1 Mo. LIBOR + 0.30% (a)	0.39%	01/25/37	1,044,806
	AGL CLO 7 Ltd.
1,000,000	Series 2020-7A, Class BR, 3 Mo. LIBOR + 1.70% (a) (d)	1.82%	07/15/34	1,003,970
	AIG CLO Ltd.
320,000	Series 2018-1A, Class BR, 3 Mo. LIBOR + 1.70% (a) (d)	1.83%	04/20/32	320,398
	Aimco CLO 12 Ltd.
850,000	Series 2020-12A, Class A, 3 Mo. LIBOR + 1.21% (a) (d)	1.33%	01/17/32	850,906
	Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Ctfs
290,000	Series 2005-R11, Class M3, 1 Mo. LIBOR + 0.75% (a)	0.84%	01/25/36	289,714
	AMMC CLO
450,000	Series 2013-13A, Class A1R2, 3 Mo. LIBOR + 1.05% (a) (d)	1.17%	07/24/29	449,533
135,048	Series 2016-19A, Class AR, 3 Mo. LIBOR + 1.14% (a) (d)	1.26%	10/16/28	135,123
	Antares CLO Ltd.
1,200,000	Series 2020-1A, Class A1R, 3 Mo. LIBOR + 1.46% (a) (d)	1.59%	10/23/33	1,200,600
	Ares LXII CLO Ltd.
700,000	Series 2021-62A, Class B (a) (d) (g)	0.00%	01/25/34	700,350
	Argent Securities Trust
792,298	Series 2006-M1, Class A2C, 1 Mo. LIBOR + 0.30% (a)	0.39%	07/25/36	330,013
	Argent Securities, Inc., Asset-Backed Pass-Through Certificates
600,000	Series 2005-W3, Class M2, 1 Mo. LIBOR + 0.69% (a)	0.78%	11/25/35	579,892
221,761	Series 2005-W5, Class A2D, 1 Mo. LIBOR + 0.64% (a)	0.73%	01/25/36	217,038
	Blackrock DLF VIII-L CLO Trust
190,983	Series 2021-1A, Class A, 3 Mo. LIBOR + 1.35% (a) (d)	1.47%	04/17/32	191,049

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	BlueMountain CLO XXX Ltd.
$60,000	Series 2020-30A, Class B, 3 Mo. LIBOR + 1.80% (a) (d)	1.92%	01/15/33	$60,060
	Carvana Auto Receivables Trust
750,000	Series 2021-N3, Class N (d)	2.53%	06/12/28	750,176
	C-BASS Mortgage Loan Trust
899,363	Series 2007-CB3, Class A3 (f)	3.34%	03/25/37	465,107
1,034,267	Series 2007-CB3, Class A4 (f)	3.34%	03/25/37	534,674
	C-BASS Trust
220,875	Series 2006-CB7, Class A5, 1 Mo. LIBOR + 0.24% (a)	0.33%	10/25/36	187,965
1,019,635	Series 2007-CB1, Class AF1B (f)	3.25%	01/25/37	448,733
	Citigroup Mortgage Loan Trust, Inc.
160,000	Series 2007-WFH3, Class M1, 1 Mo. LIBOR + 0.26% (a)	0.35%	06/25/37	157,793
	CoreVest American Finance Trust
237,000	Series 2017-1, Class D (d)	4.36%	10/15/49	239,318
3,056,398	Series 2021-2, Class XA, IO (c) (d)	3.16%	07/15/54	397,259
	Credit-Based Asset Servicing and Securitization LLC
153,113	Series 2007-CB6, Class A1, 1 Mo. LIBOR + 0.12% (a) (d)	0.21%	07/25/37	122,041
	CWABS Asset-Backed Certificates Trust
142,749	Series 2005-1, Class MV6, 1 Mo. LIBOR + 1.10% (a)	1.19%	07/25/35	143,212
6,999	Series 2005-16, Class MV1, 1 Mo. LIBOR + 0.69% (a)	0.78%	05/25/36	7,005
350,000	Series 2005-17, Class MV2, 1 Mo. LIBOR + 0.48% (a)	0.57%	05/25/36	346,613
	Dryden CLO Ltd.
615,000	Series 2019-72A, Class BR, 3 Mo. LIBOR + 1.65% (a) (d)	1.81%	05/15/32	615,064
	Eaton Vance CLO Ltd.
575,000	Series 2019-1A, Class AR, 3 Mo. LIBOR + 1.10% (a) (d)	1.22%	04/15/31	576,641
	Elmwood CLO VI Ltd.
600,000	Series 2020-3A, Class BR, 3 Mo. LIBOR + 1.65% (a) (d)	1.77%	10/20/34	600,019
	First Franklin Mortgage Loan Trust
565,000	Series 2006-FF7, Class 2A4, 1 Mo. LIBOR + 0.48% (a)	0.57%	05/25/36	535,753
447,067	Series 2006-FF11, Class 2A3, 1 Mo. LIBOR + 0.30% (a)	0.39%	08/25/36	438,504
	Flexential Issuer
610,000	Series 2021-1A, Class A2 (d) (g)	3.25%	11/27/51	607,110
	Fremont Home Loan Trust
79,298	Series 2005-A, Class M3, 1 Mo. LIBOR + 0.74% (a)	0.83%	01/25/35	78,973
	GCI Funding I LLC
1,020,899	Series 2021-1, Class A (d)	2.38%	06/18/46	1,021,975
	GoldenTree Loan Opportunities IX Ltd.
400,000	Series 2014-9A, Class AR2, 3 Mo. LIBOR + 1.11% (a) (d)	1.24%	10/29/29	400,191
	Golub Capital Partners CLO L.P.
1,100,000	Series 2021-54A, Class A, 3 Mo. LIBOR + 1.53% (a) (d)	1.65%	08/05/33	1,099,929
	GSAA Home Equity Trust
1,900,000	Series 2007-5, Class 1F3B	6.00%	05/25/37	250,194
	GSAA Trust
1,567,405	Series 2007-6, Class 3A1A, 1 Mo. LIBOR + 0.42% (a)	0.51%	05/25/47	1,286,131
	GSAMP Trust
176,704	Series 2005-HE6, Class M2, 1 Mo. LIBOR + 0.68% (a)	0.77%	11/25/35	176,357
300,000	Series 2006-HE3, Class A2D, 1 Mo. LIBOR + 0.50% (a)	0.59%	05/25/46	295,679
	HSI Asset Securitization Corp. Trust
221,444	Series 2006-WMC1, Class A4, 1 Mo. LIBOR + 0.50% (a)	0.59%	07/25/36	131,753
	Invitation Homes Trust
721,845	Series 2018-SFR2, Class A, 1 Mo. LIBOR + 0.90% (a) (d)	0.99%	06/17/37	722,893

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	ITE Rail Fund Levered LP.
$1,176,394	Series 2021-3A, Class A (d)	2.21%	06/28/51	$1,179,968
	JP Morgan Mortgage Acquisition Corp.
17,067	Series 2005-OPT1, Class M2, 1 Mo. LIBOR + 0.71% (a)	0.80%	06/25/35	17,084
186,920	Series 2006-FRE1, Class M1, 1 Mo. LIBOR + 0.59% (a)	0.68%	05/25/35	186,679
	JP Morgan Mortgage Acquisition Trust
1,509,273	Series 2006-WMC2, Class A4, 1 Mo. LIBOR + 0.30% (a)	0.39%	07/25/36	880,836
136,591	Series 2006-WMC4, Class A1A, 1 Mo. LIBOR + 0.13% (a)	0.22%	12/25/36	103,135
	Lehman XS Trust
386,480	Series 2006-15, Class A4, 1 Mo. LIBOR + 0.34% (a)	0.43%	10/25/36	383,035
	Long Beach Mortgage Loan Trust
94,810	Series 2005-WL2, Class M2, 1 Mo. LIBOR + 0.74% (a)	0.83%	08/25/35	95,413
311,997	Series 2006-10, Class 2A3, 1 Mo. LIBOR + 0.16% (a)	0.25%	11/25/36	136,418
	Madison Park Funding XLV Ltd.
825,000	Series 2020-45A, Class BR, 3 Mo. LIBOR + 1.70% (a) (d)	1.82%	07/15/34	825,983
	Mastr Asset Backed Securities Trust
370,000	Series 2005-WMC1, Class M5, 1 Mo. LIBOR + 1.01% (a)	1.10%	03/25/35	370,257
1,637,443	Series 2006-HE2, Class A3, 1 Mo. LIBOR + 0.30% (a)	0.39%	06/25/36	865,465
	Merrill Lynch First Franklin Mortgage Loan Trust
379,451	Series 2007-1, Class A1, 1 Mo. LIBOR + 0.14% (a)	0.23%	04/25/37	226,994
749,826	Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.13% (a)	0.22%	06/25/37	706,429
	Merrill Lynch Mortgage Investors Trust
1,241,229	Series 2006-HE6, Class A2B, 1 Mo. LIBOR + 0.30% (a)	0.39%	11/25/37	594,458
1,000,000	Series 2006-OPT1, Class A2D, 1 Mo. LIBOR + 0.24% (a)	0.33%	08/25/37	931,747
	Morgan Stanley Capital I, Inc., Trust
198,040	Series 2006-HE1, Class A4, 1 Mo. LIBOR + 0.58% (a)	0.67%	01/25/36	196,077
27,427	Series 2006-NC2, Class A2D, 1 Mo. LIBOR + 0.58% (a)	0.67%	02/25/36	27,433
	Navient Student Loan Trust
320,000	Series 2015-3, Class B, 1 Mo. LIBOR + 1.50% (a)	1.59%	10/25/58	323,376
975,000	Series 2019-3A, Class B, 1 Mo. LIBOR + 1.55% (a) (d)	1.64%	07/25/68	992,291
	Nelnet Student Loan Trust
389,964	Series 2005-4, Class B, 3 Mo. LIBOR + 0.28% (a)	0.41%	09/22/35	364,528
215,000	Series 2014-4A, Class A2, 1 Mo. LIBOR + 0.95% (a) (d)	1.04%	11/25/48	220,162
370,000	Series 2015-3A, Class A3, 1 Mo. LIBOR + 0.90% (a) (d)	0.99%	06/25/54	366,960
	Nomura Home Equity Loan, Inc., Home Equity Loan Trust
46,468	Series 2006-HE1, Class M1, 1 Mo. LIBOR + 0.62% (a)	0.71%	02/25/36	46,480
	Oakwood Mortgage Investors, Inc.
968,953	Series 1999-C, Class A2	7.48%	08/15/27	903,826
582,662	Series 2001-C, Class A2	5.92%	06/15/31	97,758
	Option One Mortgage Loan Trust
380,235	Series 2007-4, Class 2A3, 1 Mo. LIBOR + 0.24% (a)	0.33%	04/25/37	268,150
	Ownit Mortgage Loan Trust
737,862	Series 2006-6, Class A2C, 1 Mo. LIBOR + 0.32% (a)	0.41%	09/25/37	451,708
	Palmer Square CLO Ltd.
400,000	Series 2018-1A, Class A1, 3 Mo. LIBOR + 1.03% (a) (d)	1.15%	04/18/31	400,217
	Park Avenue Institutional Advisers CLO Ltd.
150,000	Series 2018-1A, Class A2R, 3 Mo. LIBOR + 1.60% (a) (d)	1.73%	10/20/31	150,121
	Park Place Securities Inc Asset-Backed Pass-Through Certificates
342,478	Series 2004-WHQ2, Class M4, 1 Mo. LIBOR + 1.58% (a)	1.67%	02/25/35	344,993
338,020	Series 2004-WWF1, Class M5, 1 Mo. LIBOR + 1.80% (a)	1.89%	12/25/34	340,791
	Progress Residential Trust
1,350,000	Series 2019-SFR1, Class F (d)	5.06%	08/17/35	1,358,266
1,169,000	Series 2019-SFR3, Class F (d)	3.87%	09/17/36	1,180,761
	RASC Trust
576,000	Series 2005-KS11, Class M3, 1 Mo. LIBOR + 0.66% (a)	0.75%	12/25/35	573,847

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Rockford Tower CLO Ltd.
$775,000	Series 2021-1A, Class A1, 3 Mo. LIBOR + 1.17% (a) (d)	1.30%	07/20/34	$775,170
	Sabey Data Center Issuer LLC
650,000	Series 2020-1, Class A2 (d)	3.81%	04/20/45	680,102
	Saxon Asset Securities Trust
83,383	Series 2005-1, Class M2, 1 Mo. LIBOR + 0.72% (a)	0.81%	05/25/35	82,553
	Securitized Asset Backed Receivables LLC Trust
1,202,257	Series 2006-CB5, Class A3, 1 Mo. LIBOR + 0.28% (a)	0.37%	06/25/36	951,037
87,415	Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.48% (a)	0.57%	03/25/36	86,835
399,180	Series 2007-NC2, Class A2B, 1 Mo. LIBOR + 0.14% (a)	0.23%	01/25/37	382,019
	SLM Student Loan Trust
65,000	Series 2008-4, Class B, 3 Mo. LIBOR + 1.85% (a)	1.97%	04/25/73	64,965
684,774	Series 2008-5, Class A4, 3 Mo. LIBOR + 1.70% (a)	1.82%	07/25/23	691,914
65,000	Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (a)	1.97%	07/25/73	64,759
598,892	Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (a)	1.22%	07/25/23	599,193
	Small Business Lending Trust
630,000	Series 2019-A, Class D (d)	6.30%	07/15/26	633,430
	Soundview Home Loan Trust
95,550	Series 2006-2, Class M2, 1 Mo. LIBOR + 0.53% (a)	0.62%	03/25/36	95,446
1,495,679	Series 2007-OPT1, Class 1A1, 1 Mo. LIBOR + 0.20% (a)	0.29%	06/25/37	1,293,578
373,205	Series 2007-OPT1, Class 2A2, 1 Mo. LIBOR + 0.15% (a)	0.24%	06/25/37	316,000
222,719	Series 2007-OPT3, Class 1A1, 1 Mo. LIBOR + 0.17% (a)	0.26%	08/25/37	211,725
700,000	Series 2007-OPT3, Class 2A4, 1 Mo. LIBOR + 0.25% (a)	0.34%	08/25/37	648,516
	Specialty Underwriting & Residential Finance Trust
1,351,584	Series 2006-AB3, Class A2C, 1 Mo. LIBOR + 0.24% (a)	0.33%	09/25/37	1,125,278
	Structured Asset Securities Corp. Mortgage Loan Trust
87,040	Series 2006-OPT1, Class A1, 1 Mo. LIBOR + 0.18% (a)	0.27%	04/25/36	86,382
	TAL Advantage VII LLC
504,563	Series 2020-1A, Class A (d)	2.05%	09/20/45	503,224
	Textainer Marine Containers VIII Ltd.
889,373	Series 2020-2A, Class A (d)	2.10%	09/20/45	890,944
89,383	Series 2020-3A, Class A (d)	2.11%	09/20/45	89,228
	TRESTLES CLO V Ltd.
2,000,000	Series 2021-5A, Class A1, 3 Mo. LIBOR + 1.17% (a) (d)	1.30%	10/20/34	2,000,015
	TRP LLC
288,020	Series 2021-1, Class A (d)	2.07%	06/19/51	285,747
	VOYA CLO
175,000	Series 2017-2A, Class A2AR, 3 Mo. LIBOR + 1.65% (a) (d)	1.77%	06/07/30	175,308
	Wachovia Student Loan Trust
642,529	Series 2006-1, Class B, 3 Mo. LIBOR + 0.24% (a) (d)	0.36%	04/25/40	606,600
	WaMu Asset-Backed Certificates WaMuTrust
1,150,309	Series 2007-HE1, Class 2A4, 1 Mo. LIBOR + 0.23% (a)	0.32%	01/25/37	721,313
	Total Asset-Backed Securities			50,393,043
	(Cost $50,292,496)

U.S. GOVERNMENT AGENCY SECURITIES — 2.5%
2,770,000	Federal Home Loan Banks (g)	1.04%	06/14/24	2,770,804
4,230,000	Federal Home Loan Banks (g)	1.20%	12/23/24	4,235,313
	Total U.S. Government Agency Securities			7,006,117
	(Cost $7,000,000)

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES — 1.0%
	Japan — 1.0%
320,000,000	Japan Treasury Discount Bill, Series 1041 (JPY)	(b)	03/07/22	$2,832,088
	Total Foreign Sovereign Bonds and Notes			2,832,088
	(Cost $2,816,741)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. TREASURY BILLS — 25.4%
$15,335,000	U.S. Treasury Bill	(b)	12/21/21	15,334,382
14,435,000	U.S. Treasury Bill	(b)	01/06/22	14,434,473
8,120,000	U.S. Treasury Bill	(b)	01/20/22	8,119,518
2,285,000	U.S. Treasury Bill	(b)	01/25/22	2,284,869
5,320,000	U.S. Treasury Bill	(b)	03/03/22	5,319,352
640,000	U.S. Treasury Bill	(b)	03/17/22	639,908
25,630,000	U.S. Treasury Bill	(b)	04/07/22	25,624,801
	Total U.S. Treasury Bills			71,757,303
	(Cost $71,757,804)

Shares	Description	Value

MONEY MARKET FUNDS — 5.5%
15,532,776	JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 0.01% (i)	15,532,776
	(Cost $15,532,776)
	Total Investments — 156.7%	442,878,469
	(Cost $442,449,459) (j)
	Net Other Assets and Liabilities — (56.7)%	(160,206,522)
	Net Assets — 100.0%	$282,671,947

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Forward Foreign Currency Contracts at November 30, 2021:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 11/30/2021	Sale Value as of 11/30/2021	Unrealized Appreciation (Depreciation)
01/07/22	GS	USD	844,613	EUR	720,000	$844,613	$817,880	$26,733
01/07/22	GS	USD	17,489	EUR	15,000	17,489	17,039	450
01/07/22	GS	USD	18,273	EUR	16,000	18,273	18,175	98
Net Unrealized Appreciation (Depreciation)								$27,281

Counterparty Abbreviations:
GS – Goldman Sachs and Co.

Futures Contracts at November 30, 2021:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value

U.S. 2-Year Treasury Notes	Long	57	Mar-2022	$12,467,859	$(1,003)
U.S. 5-Year Treasury Notes	Long	2	Mar-2022	242,797	1,841
Ultra 10-Year U.S. Treasury Notes	Short	2	Mar-2022	(293,781)	(3,957)
Ultra U.S. Treasury Bond Futures	Short	7	Mar-2022	(1,403,937)	(32,367)
				$11,012,938	$(35,486)

(a)	Floating or variable rate security.
(b)	Zero coupon security.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)

This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2021, securities noted as such amounted to $61,372,266 or 21.7% of net assets.

(e)	All or a portion of this security is part of a mortgage dollar roll agreement.
(f)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(g)	When-issued security. The interest rate shown reflects the rate in effect at November 30, 2021. Interest will begin accruing on the security’s first settlement date.
(h)	The security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Restricted Securities table).
(i)	Rate shown reflects yield as of November 30, 2021.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,655,147 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,234,342. The net unrealized appreciation was $420,805. The amounts presented are inclusive of derivative contracts.

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

IO	–	Interest-Only Security – Principal amount shown represents par value on which interest payments are based.
EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate
PO	–	Principal-Only Security
SOFR	–	Secured Overnight Finance Rate
SONIA	–	Sterling Overnight Index Average
TBA	–	To-Be-Announced Security

Currency Abbreviations:
GBP	–	British Pound Sterling
EUR	–	Euro
JPY	–	Japanese Yen
USD	–	United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$146,717,439	$—	$146,717,439	$—
Mortgage-Backed Securities	80,102,612	—	80,102,612	—
U.S. Government Bonds and Notes	68,537,091	—	68,537,091	—
Asset-Backed Securities	50,393,043	—	50,393,043	—
U.S. Government Agency Securities	7,006,117	—	7,006,117	—
Foreign Sovereign Bonds and Notes*	2,832,088	—	2,832,088	—
U.S. Treasury Bills	71,757,303	—	71,757,303	—
Money Market Funds	15,532,776	15,532,776	—	—
Total Investments	442,878,469	15,532,776	427,345,693	—
Forward Foreign Currency Contracts	27,281	—	27,281	—
Futures Contracts	1,841	1,841	—	—
Total	$442,907,591	$15,534,617	$427,372,974	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(37,327)	$(37,327)	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Restricted Securities
As of November 30, 2021, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid.

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
UBS Commercial Mortgage Trust, Series 2021-C1, Class XA, IO, 2.17%, 05/10/45	11/16/20	$1,575,004	$0.02	$692	$249	0.00%*

* Amount is less than 0.01%.

First Trust TCW Emerging Markets Debt ETF (EFIX)

Portfolio of Investments
November 30, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES — 60.4%
	Angola — 1.2%
250,000	Angolan Government International Bond (USD) (a)	9.13%	11/26/49	$223,597
	Argentina — 1.0%
61,000	Argentine Republic Government International Bond (USD)	1.00%	07/09/29	20,436
245,000	Argentine Republic Government International Bond, steps up to 1.50% on 07/10/2022 (USD) (b)	1.13%	07/09/35	69,276
255,894	Argentine Republic Government International Bond, steps up to 3.50% on 07/10/2022 (USD) (b)	2.50%	07/09/41	79,258
54,106	Argentine Republic Government International Bond, steps up to 3.88% on 07/10/2022 (USD) (b)	2.00%	01/09/38	18,053
				187,023
	Bahrain — 2.3%
200,000	Bahrain Government International Bond (USD) (c)	5.45%	09/16/32	189,977
250,000	Bahrain Government International Bond (USD) (a)	5.25%	01/25/33	232,806
				422,783
	Brazil — 1.0%
200,000	Brazilian Government International Bond (USD)	3.88%	06/12/30	188,282
	Cayman Islands — 1.0%
200,000	KSA Sukuk Ltd. (USD) (a)	2.25%	05/17/31	197,005
	Chile — 2.6%
300,000	Chile Government International Bond (USD)	2.55%	01/27/32	298,998
200,000	Chile Government International Bond (USD)	2.55%	07/27/33	196,822
				495,820
	Colombia — 1.9%
200,000	Colombia Government International Bond (USD)	3.13%	04/15/31	179,850
200,000	Colombia Government International Bond (USD)	4.13%	02/22/42	170,082
				349,932
	Dominican Republic — 3.2%
450,000	Dominican Republic International Bond (USD) (a)	4.88%	09/23/32	448,879
150,000	Dominican Republic International Bond (USD) (a)	5.30%	01/21/41	144,377
				593,256
	Ecuador — 1.9%
285,000	Ecuador Government International Bond, steps up to 2.50% on 08/01/2022 (USD) (a) (b)	1.00%	07/31/35	185,250
205,700	Ecuador Government International Bond, steps up to 5.50% on 08/01/2022 (USD) (b) (c)	5.00%	07/31/30	170,476
				355,726
	Egypt — 3.4%
525,000	Egypt Government International Bond (USD) (a)	7.05%	01/15/32	462,989
200,000	Egypt Government International Bond (USD) (c)	8.50%	01/31/47	170,404
				633,393
	El Salvador — 0.8%
34,000	El Salvador Government International Bond (USD) (c)	6.38%	01/18/27	22,168
45,000	El Salvador Government International Bond (USD) (c)	8.25%	04/10/32	30,150

First Trust TCW Emerging Markets Debt ETF (EFIX)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	El Salvador (Continued)
150,000	El Salvador Government International Bond (USD) (c)	7.63%	02/01/41	$92,625
				144,943
	Gabon — 1.0%
200,000	Gabon Government International Bond (USD) (c)	6.63%	02/06/31	188,240
	Guatemala — 1.1%
200,000	Guatemala Government Bond (USD) (a)	4.65%	10/07/41	198,000
	Hungary — 1.0%
200,000	Hungary Government International Bond (USD) (a)	3.13%	09/21/51	190,727
	Indonesia — 3.4%
200,000	Indonesia Government International Bond (USD)	3.85%	10/15/30	222,936
200,000	Perusahaan Penerbit SBSN Indonesia III (USD) (c)	2.55%	06/09/31	201,008
200,000	Perusahaan Penerbit SBSN Indonesia III (USD) (a)	3.80%	06/23/50	205,478
				629,422
	Iraq — 1.0%
203,125	Iraq International Bond (USD) (c)	5.80%	01/15/28	186,375
	Ivory Coast (Cote D'Ivoire) — 1.2%
100,000	Ivory Coast Government International Bond (EUR) (a)	4.88%	01/30/32	106,215
100,000	Ivory Coast Government International Bond (EUR) (a)	6.88%	10/17/40	115,751
				221,966
	Mexico — 1.6%
300,000	Mexico Government International Bond (USD)	4.28%	08/14/41	307,410
	Nigeria — 2.0%
200,000	Nigeria Government International Bond (USD) (c)	7.88%	02/16/32	190,990
200,000	Nigeria Government International Bond (USD) (a)	7.70%	02/23/38	178,757
				369,747
	Oman — 2.1%
200,000	Oman Government International Bond (USD) (a)	6.25%	01/25/31	209,996
200,000	Oman Government International Bond (USD) (c)	6.50%	03/08/47	188,638
				398,634
	Pakistan — 1.1%
200,000	Pakistan Government International Bond (USD) (c)	6.88%	12/05/27	199,558
	Panama — 4.0%
800,000	Panama Government International Bond (USD)	2.25%	09/29/32	747,176
	Paraguay — 2.4%
400,000	Paraguay Government International Bond (USD) (c)	5.60%	03/13/48	446,004
	Peru — 1.3%
200,000	Peruvian Government International Bond (USD)	3.00%	01/15/34	196,300
57,000	Peruvian Government International Bond (USD)	3.30%	03/11/41	55,448
				251,748
	Philippines — 1.0%
200,000	Philippine Government International Bond (USD)	1.95%	01/06/32	193,829

First Trust TCW Emerging Markets Debt ETF (EFIX)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Qatar — 1.2%
200,000	Qatar Government International Bond (USD) (a)	3.75%	04/16/30	$222,968
	Romania — 1.4%
274,000	Romanian Government International Bond (USD) (a)	3.00%	02/14/31	271,669
	Saudi Arabia — 3.4%
200,000	Saudi Government International Bond (USD) (a)	2.50%	02/03/27	206,183
450,000	Saudi Government International Bond (USD) (a)	2.25%	02/02/33	435,611
				641,794
	Senegal — 0.6%
100,000	Senegal Government International Bond (EUR) (a)	5.38%	06/08/37	104,169
	South Africa — 1.0%
200,000	Republic of South Africa Government International Bond (USD)	5.75%	09/30/49	185,672
	Sri Lanka — 0.6%
200,000	Sri Lanka Government International Bond (USD) (c)	6.75%	04/18/28	110,834
	Turkey — 1.0%
200,000	Turkey Government International Bond (USD)	4.25%	04/14/26	182,557
	Ukraine — 2.9%
350,000	Ukraine Government International Bond (USD) (c)	7.75%	09/01/27	348,751
200,000	Ukraine Government International Bond (USD) (c)	7.25%	03/15/33	186,919
				535,670
	United Arab Emirates — 2.4%
250,000	Abu Dhabi Government International Bond (USD) (c)	1.70%	03/02/31	241,272
200,000	UAE International Government Bond (USD) (a)	2.88%	10/19/41	199,979
				441,251
	Uruguay — 1.4%
224,000	Uruguay Government International Bond (USD)	4.38%	01/23/31	257,524
	Total Foreign Sovereign Bonds and Notes			11,274,704
	(Cost $12,026,833)

FOREIGN CORPORATE BONDS AND NOTES — 35.6%
	Banks — 1.9%
150,000	Banco GNB Sudameris S.A. (USD) (a) (d)	7.50%	04/16/31	150,011
200,000	Banco Mercantil del Norte S.A. (USD) (a) (d)	5.88%	(e)	197,500
				347,511
	Chemicals — 1.1%
200,000	Braskem Idesa SAPI (USD) (a)	6.99%	02/20/32	196,686
	Electric — 8.8%
200,000	Adani Green Energy Ltd. (USD) (a)	4.38%	09/08/24	201,547
200,000	AES Andes S.A. (USD) (a) (d)	7.13%	03/26/79	200,254
200,000	Electricidad Firme de Mexico Holdings S.A. de C.V. (USD) (a)	4.90%	11/20/26	194,511
200,000	Eskom Holdings SOC Ltd. (USD) (c)	6.35%	08/10/28	211,484
400,000	Instituto Costarricense de Electricidad (USD) (a)	6.75%	10/07/31	410,924
250,000	Mong Duong Finance Holdings B.V. (USD) (a)	5.13%	05/07/29	242,101

First Trust TCW Emerging Markets Debt ETF (EFIX)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Electric (Continued)
200,000	NPC Ukrenergo (USD) (a)	6.88%	11/09/26	$189,309
				1,650,130
	Energy-Alternate Sources — 1.1%
200,000	Empresa Generadora de Electricidad Haina S.A. (USD) (a)	5.63%	11/08/28	201,950
	Engineering & Construction — 1.3%
250,000	India Airport Infra (USD) (a)	6.25%	10/25/25	246,575
	Iron/Steel — 1.1%
200,000	JSW Steel Ltd. (USD) (a)	3.95%	04/05/27	196,731
	Mining — 5.2%
200,000	Cia de Minas Buenaventura SAA (USD) (a)	5.50%	07/23/26	193,640
45,000	Freeport-McMoRan, Inc. (USD)	4.63%	08/01/30	47,596
275,000	Indonesia Asahan Aluminium Persero PT (USD) (a)	5.45%	05/15/30	312,976
200,000	Nexa Resources S.A. (USD) (c)	5.38%	05/04/27	207,638
200,000	Nexa Resources S.A. (USD) (c)	6.50%	01/18/28	216,121
				977,971
	Oil & Gas — 12.7%
200,000	Ecopetrol S.A. (USD)	5.88%	11/02/51	182,638
125,000	Energean Israel Finance Ltd. (USD) (a) (c)	5.88%	03/30/31	121,719
200,000	Energean PLC (USD) (a)	6.50%	04/30/27	199,359
200,000	Gran Tierra Energy, Inc. (USD) (c)	7.75%	05/23/27	177,832
200,000	KazMunayGas National Co. JSC (USD) (a)	3.50%	04/14/33	203,961
95,000	Leviathan Bond Ltd. (USD) (a) (c)	6.75%	06/30/30	100,106
200,000	MC Brazil Downstream Trading Sarl (USD) (a)	7.25%	06/30/31	192,365
200,000	OQ SAOC (USD) (c)	5.13%	05/06/28	201,663
395,000	Petroleos Mexicanos (USD)	5.95%	01/28/31	370,865
250,000	Petroleos Mexicanos (USD)	6.63%	06/15/35	231,204
400,000	Qatar Energy (USD) (a)	2.25%	07/12/31	394,016
				2,375,728
	Pipelines — 1.1%
200,000	Galaxy Pipeline Assets Bidco Ltd. (USD) (a)	2.94%	09/30/40	197,867
	Transportation — 1.3%
50,000	Empresa de los Ferrocarriles del Estado (USD) (a)	3.83%	09/14/61	48,457
200,000	Georgian Railway JSC (USD) (a)	4.00%	06/17/28	200,628
				249,085
	Total Foreign Corporate Bonds and Notes			6,640,234
	(Cost $6,803,453)

Shares	Description	Value

MONEY MARKET FUNDS — 2.9%
536,721	JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 0.01% (f)	536,721
	(Cost $536,721)

First Trust TCW Emerging Markets Debt ETF (EFIX)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Description	Value

Total Investments — 98.9%	$18,451,659
(Cost $19,367,007) (g)
Net Other Assets and Liabilities — 1.1%	210,844
Net Assets — 100.0%	$18,662,503

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2021, securities noted as such amounted to $9,333,599 or 50.0% of net assets.
(b)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at November 30, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	Perpetual maturity.
(f)	Rate shown reflects yield as of November 30, 2021.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $33,414 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $948,762. The net unrealized depreciation was $915,348.

Currency Abbreviations:
EUR	-	Euro
USD	-	United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes *	$11,274,704	$—	$11,274,704	$—
Foreign Corporate Bonds and Notes**	6,640,234	—	6,640,234	—
Money Market Funds	536,721	536,721	—	—
Total Investments	$18,451,659	$536,721	$17,914,938	$—

*	See Portfolio of Investments for country breakout.
**	See Portfolio of Investments for industry breakout.

First Trust TCW ESG Premier Equity ETF (EPRE)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description	Value

COMMON STOCKS — 98.0%
	Aerospace & Defense — 11.2%
963	HEICO Corp.	$133,395
180	TransDigm Group, Inc. (a)	104,049
		237,444

	Beverages — 4.3%
2,701	Keurig Dr Pepper, Inc.	91,807

	Capital Markets — 9.1%
310	Morningstar, Inc.	96,202
154	MSCI, Inc.	96,936
		193,138

	Commercial Services & Supplies — 4.8%
706	Copart, Inc. (a)	102,483

	Electrical Equipment — 11.3%
602	AMETEK, Inc.	82,173
6,150	Vertiv Holdings Co.	157,686
		239,859

	Household Durables — 2.6%
2,226	Cricut, Inc., Class A (a)	55,583

	IT Services — 3.7%
826	Fiserv, Inc. (a)	79,725

	Life Sciences Tools & Services — 4.8%
67	Mettler-Toledo International, Inc. (a)	101,447

	Professional Services — 21.3%
8,549	Clarivate PLC (a)	199,534
1,037	CoStar Group, Inc. (a)	80,637
227	Equifax, Inc.	63,253
852	IHS Markit Ltd.	108,903
		452,327

	Semiconductors & Semiconductor Equipment — 2.5%
764	Marvell Technology, Inc.	54,374

	Software — 22.4%
4,476	Dye & Durham Ltd. (CAD)	146,601
385	Manhattan Associates, Inc. (a)	60,121
400	Microsoft Corp.	132,236
514	Trade Desk (The), Inc., Class A (a)	53,158
162	Tyler Technologies, Inc. (a)	84,075
		476,191
	Total Common Stocks	2,084,378
	(Cost $1,969,575)

First Trust TCW ESG Premier Equity ETF (EPRE)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 2.1%
43,109	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	$43,109
	(Cost $43,109)
	Total Investments — 100.1%	2,127,487
	(Cost $2,012,684) (c)
	Net Other Assets and Liabilities — (0.1)%	(1,127)
	Net Assets — 100.0%	$2,126,360

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $219,114 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $104,311. The net unrealized appreciation was $114,803.

Currency Abbreviation:

CAD - Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,084,378	$2,084,378	$—	$—
Money Market Funds	43,109	43,109	—	—
Total Investments	$2,127,487	$2,127,487	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund VIII

November 30, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

FT Cboe Vest U.S. Equity Buffer ETF - January (FJAN)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.4%
540,991	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$540,991
	(Cost $540,991)
	Total Investments — 0.4%				540,991
	(Cost $540,991) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 108.3%
CALL OPTIONS PURCHASED — 107.7%

3,480	SPDR® S&P 500® ETF Trust	$158,534,880	$3.76	01/21/22	158,182,327
	(Cost $136,594,618)

PUT OPTIONS PURCHASED — 0.6%

3,480	SPDR® S&P 500® ETF Trust	158,534,880	375.70	01/21/22	852,108
	(Cost $8,341,524)
	Total Purchased Options				159,034,435
	(Cost $144,936,142) (b)

WRITTEN OPTIONS — (8.6)%
CALL OPTIONS WRITTEN — (8.3)%

(3,480)	SPDR® S&P 500® ETF Trust	(158,534,880)	430.18	01/21/22	(12,212,527)
	(Premiums received $4,941,309)

PUT OPTIONS WRITTEN — (0.3)%

(3,480)	SPDR® S&P 500® ETF Trust	(158,534,880)	338.13	01/21/22	(456,504)
	(Premiums received $5,237,734)
	Total Written Options				(12,669,031)
	(Premiums received $10,179,043) (b)
	Net Other Assets and Liabilities — (0.1)%				(101,368)
	Net Assets — 100.0%				$146,805,027

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $26,368,939 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,760,634. The net unrealized appreciation was $11,608,305. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - January (FJAN)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$540,991	$540,991	$—	$—
Call Options Purchased	158,182,327	—	158,182,327	—
Put Options Purchased	852,108	—	852,108	—
Total	$159,575,426	$540,991	$159,034,435	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(12,212,527)	$—	$(12,212,527)	$—
Put Options Written	(456,504)	—	(456,504)	—
Total	$(12,669,031)	$—	$(12,669,031)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - January (DJAN)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 3.3%
1,820,435	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$1,820,435
	(Cost $1,820,435)
	Total Investments — 3.3%				1,820,435
	(Cost $1,820,435) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 113.0%
CALL OPTIONS PURCHASED — 112.5%

1,360	SPDR® S&P 500® ETF Trust	$61,956,160	$3.75	01/21/22	61,238,080
	(Cost $54,540,484)

PUT OPTIONS PURCHASED — 0.5%

1,360	SPDR® S&P 500® ETF Trust	61,956,160	356.92	01/21/22	244,800
	(Cost $2,726,418)
	Total Purchased Options				61,482,880
	(Cost $57,266,902) (b)

WRITTEN OPTIONS — (13.3)%
CALL OPTIONS WRITTEN — (13.2)%

(1,360)	SPDR® S&P 500® ETF Trust	(61,956,160)	406.51	01/21/22	(7,164,480)
	(Premiums received $3,300,946)

PUT OPTIONS WRITTEN — (0.1)%

(1,360)	SPDR® S&P 500® ETF Trust	(61,956,160)	262.99	01/21/22	(59,840)
	(Premiums received $592,337)
	Total Written Options				(7,224,320)
	(Premiums received $3,893,283) (b)
	Net Other Assets and Liabilities — (3.0)%				(1,650,691)
	Net Assets — 100.0%				$54,428,304

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,230,093 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,345,152. The net unrealized appreciation was $884,941. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - January (DJAN)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,820,435	$1,820,435	$—	$—
Call Options Purchased	61,238,080	—	61,238,080	—
Put Options Purchased	244,800	—	244,800	—
Total	$63,303,315	$1,820,435	$61,482,880	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(7,164,480)	$—	$(7,164,480)	$—
Put Options Written	(59,840)	—	(59,840)	—
Total	$(7,224,320)	$—	$(7,224,320)	$—

FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.5%
1,150,167	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$1,150,167
	(Cost $1,150,167)
	Total Investments — 0.5%				1,150,167
	(Cost $1,150,167) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 105.0%
CALL OPTIONS PURCHASED — 103.9%

5,756	SPDR® S&P 500® ETF Trust	$262,220,336	$3.90	02/18/22	261,045,724
	(Cost $220,312,526)

PUT OPTIONS PURCHASED — 1.1%

5,756	SPDR® S&P 500® ETF Trust	262,220,336	390.03	02/18/22	2,859,977
	(Cost $21,812,953)
	Total Purchased Options				263,905,701
	(Cost $242,125,479) (b)

WRITTEN OPTIONS — (5.4)%
CALL OPTIONS WRITTEN — (4.8)%

(5,756)	SPDR® S&P 500® ETF Trust	(262,220,336)	451.85	02/18/22	(11,958,134)
	(Premiums received $3,138,465)

PUT OPTIONS WRITTEN — (0.6)%

(5,756)	SPDR® S&P 500® ETF Trust	(262,220,336)	351.03	02/18/22	(1,561,528)
	(Premiums received $13,713,511)
	Total Written Options				(13,519,662)
	(Premiums received $16,851,976) (b)
	Net Other Assets and Liabilities — (0.1)%				(181,838)
	Net Assets — 100.0%				$251,354,368

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $52,885,181 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $27,772,645. The net unrealized appreciation was $25,112,536. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,150,167	$1,150,167	$—	$—
Call Options Purchased	261,045,724	—	261,045,724	—
Put Options Purchased	2,859,977	—	2,859,977	—
Total	$265,055,868	$1,150,167	$263,905,701	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(11,958,134)	$—	$(11,958,134)	$—
Put Options Written	(1,561,528)	—	(1,561,528)	—
Total	$(13,519,662)	$—	$(13,519,662)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.5%
1,125,106	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$1,125,106
	(Cost $1,125,106)
	Total Investments — 0.5%				1,125,106
	(Cost $1,125,106) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 109.9%
CALL OPTIONS PURCHASED — 109.0%

5,963	SPDR® S&P 500® ETF Trust	$271,650,428	$3.89	02/18/22	270,439,536
	(Cost $226,359,118)

PUT OPTIONS PURCHASED — 0.9%

5,963	SPDR® S&P 500® ETF Trust	271,650,428	370.53	02/18/22	2,176,676
	(Cost $18,206,194)
	Total Purchased Options				272,616,212
	(Cost $244,565,312) (b)

WRITTEN OPTIONS — (10.3)%
CALL OPTIONS WRITTEN — (10.1)%

(5,963)	SPDR® S&P 500® ETF Trust	(271,650,428)	424.55	02/18/22	(24,969,424)
	(Premiums received $7,892,836)

PUT OPTIONS WRITTEN — (0.2)%

(5,963)	SPDR® S&P 500® ETF Trust	(271,650,428)	273.02	02/18/22	(520,528)
	(Premiums received $6,720,787)
	Total Written Options				(25,489,952)
	(Premiums received $14,613,623) (b)
	Net Other Assets and Liabilities — (0.1)%				(167,460)
	Net Assets — 100.0%				$248,083,906

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $50,280,677 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $33,106,106. The net unrealized appreciation was $17,174,571. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,125,106	$1,125,106	$—	$—
Call Options Purchased	270,439,536	—	270,439,536	—
Put Options Purchased	2,176,676	—	2,176,676	—
Total	$273,741,318	$1,125,106	$272,616,212	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(24,969,424)	$—	$(24,969,424)	$—
Put Options Written	(520,528)	—	(520,528)	—
Total	$(25,489,952)	$—	$(25,489,952)	$—

FT Cboe Vest U.S. Equity Buffer ETF - March (FMAR)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.5%
507,426	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$507,426
	(Cost $507,426)
	Total Investments — 0.5%				507,426
	(Cost $507,426) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 107.1%
CALL OPTIONS PURCHASED — 105.5%

2,242	SPDR® S&P 500® ETF Trust	$102,136,552	$3.89	03/18/22	101,626,328
	(Cost $90,280,243)

PUT OPTIONS PURCHASED — 1.6%

2,242	SPDR® S&P 500® ETF Trust	102,136,552	389.48	03/18/22	1,535,451
	(Cost $5,259,570)
	Total Purchased Options				103,161,779
	(Cost $95,539,813) (b)

WRITTEN OPTIONS — (7.5)%
CALL OPTIONS WRITTEN — (6.6)%

(2,242)	SPDR® S&P 500® ETF Trust	(102,136,552)	444.79	03/18/22	(6,401,521)
	(Premiums received $2,666,154)

PUT OPTIONS WRITTEN — (0.9)%

(2,242)	SPDR® S&P 500® ETF Trust	(102,136,552)	350.53	03/18/22	(898,449)
	(Premiums received $3,180,802)
	Total Written Options				(7,299,970)
	(Premiums received $5,846,956) (b)
	Net Other Assets and Liabilities — (0.1)%				(65,674)
	Net Assets — 100.0%				$96,303,561

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,628,438 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,459,486. The net unrealized appreciation was $6,168,952. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - March (FMAR)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$507,426	$507,426	$—	$—
Call Options Purchased	101,626,328	—	101,626,328	—
Put Options Purchased	1,535,451	—	1,535,451	—
Total	$103,669,205	$507,426	$103,161,779	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(6,401,521)	$—	$(6,401,521)	$—
Put Options Written	(898,449)	—	(898,449)	—
Total	$(7,299,970)	$—	$(7,299,970)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - March (DMAR)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.5%
415,866	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$415,866
	(Cost $415,866)
	Total Investments — 0.5%				415,866
	(Cost $415,866) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 110.3%
CALL OPTIONS PURCHASED — 109.1%

1,900	SPDR® S&P 500® ETF Trust	$86,556,400	$3.88	03/18/22	86,125,906
	(Cost $78,703,237)

PUT OPTIONS PURCHASED — 1.2%

1,900	SPDR® S&P 500® ETF Trust	86,556,400	370.01	03/18/22	991,168
	(Cost $3,665,738)
	Total Purchased Options				87,117,074
	(Cost $82,368,975) (b)

WRITTEN OPTIONS — (10.7)%

CALL OPTIONS WRITTEN — (10.4)%

(1,900)	SPDR® S&P 500® ETF Trust	(86,556,400)	425.70	03/18/22	(8,230,694)
	(Premiums received $3,769,030)

PUT OPTIONS WRITTEN — (0.3)%

(1,900)	SPDR® S&P 500® ETF Trust	(86,556,400)	272.64	03/18/22	(275,020)
	(Premiums received $738,750)
	Total Written Options				(8,505,714)
	(Premiums received $4,507,780) (b)
	Net Other Assets and Liabilities — (0.1)%				(53,376)
	Net Assets — 100.0%				$78,973,850

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,886,399 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,136,234. The net unrealized appreciation was $750,165. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - March (DMAR)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$415,866	$415,866	$—	$—
Call Options Purchased	86,125,906	—	86,125,906	—
Put Options Purchased	991,168	—	991,168	—
Total	$87,532,940	$415,866	$87,117,074	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(8,230,694)	$—	$(8,230,694)	$—
Put Options Written	(275,020)	—	(275,020)	—
Total	$(8,505,714)	$—	$(8,505,714)	$—

FT Cboe Vest U.S. Equity Buffer ETF - April (FAPR)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.6%
885,988	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$885,988
	(Cost $885,988)
	Total Investments — 0.6%				885,988
	(Cost $885,988) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 104.8%
CALL OPTIONS PURCHASED — 101.9%

3,276	SPDR® S&P 500® ETF Trust	$149,241,456	$4.17	04/14/22	148,144,819
	(Cost $134,800,781)

PUT OPTIONS PURCHASED — 2.9%

3,276	SPDR® S&P 500® ETF Trust	149,241,456	417.26	04/14/22	4,169,424
	(Cost $9,686,994)
	Total Purchased Options				152,314,243
	(Cost $144,487,775) (b)

WRITTEN OPTIONS — (5.3)%
CALL OPTIONS WRITTEN — (3.7)%

(3,276)	SPDR® S&P 500® ETF Trust	(149,241,456)	467.33	04/14/22	(5,380,924)
	(Premiums received $2,463,550)

PUT OPTIONS WRITTEN — (1.6)%

(3,276)	SPDR® S&P 500® ETF Trust	(149,241,456)	375.53	04/14/22	(2,368,232)
	(Premiums received $5,694,075)
	Total Written Options				(7,749,156)
	(Premiums received $8,157,625) (b)
	Net Other Assets and Liabilities — (0.1)%				(100,489)
	Net Assets — 100.0%				$145,350,586

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $16,669,881 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,434,944. The net unrealized appreciation was $8,234,937. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - April (FAPR)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$885,988	$885,988	$—	$—
Call Options Purchased	148,144,819	—	148,144,819	—
Put Options Purchased	4,169,424	—	4,169,424	—
Total	$153,200,231	$885,988	$152,314,243	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(5,380,924)	$—	$(5,380,924)	$—
Put Options Written	(2,368,232)	—	(2,368,232)	—
Total	$(7,749,156)	$—	$(7,749,156)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - April (DAPR)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.6%
591,690	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$591,690
	(Cost $591,690)
	Total Investments — 0.6%				591,690
	(Cost $591,690) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 106.6%
CALL OPTIONS PURCHASED — 104.4%

2,232	SPDR® S&P 500® ETF Trust	$101,680,992	$4.16	04/14/22	100,936,064
	(Cost $91,931,764)

PUT OPTIONS PURCHASED — 2.2%

2,232	SPDR® S&P 500® ETF Trust	101,680,992	396.40	04/14/22	2,129,203
	(Cost $5,521,558)
	Total Purchased Options				103,065,267
	(Cost $97,453,322) (b)

WRITTEN OPTIONS — (7.1)%
CALL OPTIONS WRITTEN — (6.5)%

(2,232)	SPDR® S&P 500® ETF Trust	(101,680,992)	448.55	04/14/22	(6,282,227)
	(Premiums received $2,778,862)

PUT OPTIONS WRITTEN — (0.6)%

(2,232)	SPDR® S&P 500® ETF Trust	(101,680,992)	292.08	04/14/22	(560,810)
	(Premiums received $1,243,612)
	Total Written Options				(6,843,037)
	(Premiums received $4,022,474) (b)
	Net Other Assets and Liabilities — (0.1)%				(68,155)
	Net Assets — 100.0%				$96,745,765

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,687,102 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,895,720. The net unrealized appreciation was $2,791,382. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - April (DAPR)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$591,690	$591,690	$—	$—
Call Options Purchased	100,936,064	—	100,936,064	—
Put Options Purchased	2,129,203	—	2,129,203	—
Total	$103,656,957	$591,690	$103,065,267	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(6,282,227)	$—	$(6,282,227)	$—
Put Options Written	(560,810)	—	(560,810)	—
Total	$(6,843,037)	$—	$(6,843,037)	$—

FT Cboe Vest U.S. Equity Buffer ETF - May (FMAY)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.7%
818,132	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$818,132
	(Cost $818,132)
	Total Investments — 0.7%				818,132
	(Cost $818,132) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 105.9%
CALL OPTIONS PURCHASED — 102.6%

2,679	SPDR® S&P 500® ETF Trust	$122,044,524	$4.15	05/20/22	121,253,923
	(Cost $110,330,392)

PUT OPTIONS PURCHASED — 3.3%

2,679	SPDR® S&P 500® ETF Trust	122,044,524	414.94	05/20/22	3,945,701
	(Cost $8,026,321)
	Total Purchased Options				125,199,624
	(Cost $118,356,713) (b)

WRITTEN OPTIONS — (6.5)%
CALL OPTIONS WRITTEN — (4.5)%

(2,679)	SPDR® S&P 500® ETF Trust	(122,044,524)	466.81	05/20/22	(5,358,095)
	(Premiums received $2,241,749)

PUT OPTIONS WRITTEN — (2.0)%

(2,679)	SPDR® S&P 500® ETF Trust	(122,044,524)	373.45	05/20/22	(2,354,134)
	(Premiums received $4,743,812)
	Total Written Options				(7,712,229)
	(Premiums received $6,985,561) (b)
	Net Other Assets and Liabilities — (0.1)%				(81,465)
	Net Assets — 100.0%				$118,224,062

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,313,209 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,196,966. The net unrealized appreciation was $6,116,243. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - May (FMAY)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$818,132	$818,132	$—	$—
Call Options Purchased	121,253,923	—	121,253,923	—
Put Options Purchased	3,945,701	—	3,945,701	—
Total	$126,017,756	$818,132	$125,199,624	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(5,358,095)	$—	$(5,358,095)	$—
Put Options Written	(2,354,134)	—	(2,354,134)	—
Total	$(7,712,229)	$—	$(7,712,229)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - May (DMAY)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.7%
530,507	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$530,507
	(Cost $530,507)
	Total Investments — 0.7%				530,507
	(Cost $530,507) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 107.7%
CALL OPTIONS PURCHASED — 105.1%

1,756	SPDR® S&P 500® ETF Trust	$79,996,336	$4.14	05/20/22	79,479,876
	(Cost $72,961,642)

PUT OPTIONS PURCHASED — 2.6%

1,756	SPDR® S&P 500® ETF Trust	79,996,336	394.19	05/20/22	1,989,934
	(Cost $3,884,380)
	Total Purchased Options				81,469,810
	(Cost $76,846,022) (b)

WRITTEN OPTIONS — (8.3)%
CALL OPTIONS WRITTEN — (7.6)%

(1,756)	SPDR® S&P 500® ETF Trust	(79,996,336)	446.48	05/20/22	(5,769,633)
	(Premiums received $2,955,281)

PUT OPTIONS WRITTEN — (0.7)%

(1,756)	SPDR® S&P 500® ETF Trust	(79,996,336)	290.46	05/20/22	(575,604)
	(Premiums received $979,309)
	Total Written Options				(6,345,237)
	(Premiums received $3,934,590) (b)
	Net Other Assets and Liabilities — (0.1)%				(49,705)
	Net Assets — 100.0%				$75,605,375

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,921,939 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,708,798. The net unrealized appreciation was $2,213,141. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - May (DMAY)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$530,507	$530,507	$—	$—
Call Options Purchased	79,479,876	—	79,479,876	—
Put Options Purchased	1,989,934	—	1,989,934	—
Total	$82,000,317	$530,507	$81,469,810	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(5,769,633)	$—	$(5,769,633)	$—
Put Options Written	(575,604)	—	(575,604)	—
Total	$(6,345,237)	$—	$(6,345,237)	$—

FT Cboe Vest U.S. Equity Buffer ETF - June (FJUN)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.7%
941,159	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$941,159
	(Cost $941,159)
	Total Investments — 0.7%				941,159
	(Cost $941,159) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 107.1%
CALL OPTIONS PURCHASED — 103.2%

2,942	SPDR® S&P 500® ETF Trust	$134,025,752	$4.15	06/17/22	132,599,433
	(Cost $121,954,215)

PUT OPTIONS PURCHASED — 3.9%

2,942	SPDR® S&P 500® ETF Trust	134,025,752	414.92	06/17/22	4,950,154
	(Cost $8,395,000)
	Total Purchased Options				137,549,587
	(Cost $130,349,215) (b)

WRITTEN OPTIONS — (7.7)%
CALL OPTIONS WRITTEN — (5.4)%

(2,942)	SPDR® S&P 500® ETF Trust	(134,025,752)	463.47	06/17/22	(6,978,096)
	(Premiums received $2,940,438)

PUT OPTIONS WRITTEN — (2.3)%

(2,942)	SPDR® S&P 500® ETF Trust	(134,025,752)	373.43	06/17/22	(2,928,336)
	(Premiums received $5,051,786)
	Total Written Options				(9,906,432)
	(Premiums received $7,992,224) (b)
	Net Other Assets and Liabilities — (0.1)%				(88,133)
	Net Assets — 100.0%				$128,496,181

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,768,668 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,482,504. The net unrealized appreciation was $5,286,164. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - June (FJUN)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$941,159	$941,159	$—	$—
Call Options Purchased	132,599,433	—	132,599,433	—
Put Options Purchased	4,950,154	—	4,950,154	—
Total	$138,490,746	$941,159	$137,549,587	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(6,978,096)	$—	$(6,978,096)	$—
Put Options Written	(2,928,336)	—	(2,928,336)	—
Total	$(9,906,432)	$—	$(9,906,432)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - June (DJUN)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.7%
446,699	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$446,699
	(Cost $446,699)
	Total Investments — 0.7%				446,699
	(Cost $446,699) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 108.5%
CALL OPTIONS PURCHASED — 105.5%

1,437	SPDR® S&P 500® ETF Trust	$65,463,972	$4.14	06/17/22	64,768,732
	(Cost $60,723,993)

PUT OPTIONS PURCHASED — 3.0%

1,437	SPDR® S&P 500® ETF Trust	65,463,972	394.17	06/17/22	1,855,220
	(Cost $2,866,969)
	Total Purchased Options				66,623,952
	(Cost $63,590,962) (b)

WRITTEN OPTIONS — (9.2)%
CALL OPTIONS WRITTEN — (8.4)%

(1,437)	SPDR® S&P 500® ETF Trust	(65,463,972)	444.21	06/17/22	(5,117,531)
	(Premiums received $3,064,102)

PUT OPTIONS WRITTEN — (0.8)%

(1,437)	SPDR® S&P 500® ETF Trust	(65,463,972)	290.44	06/17/22	(512,040)
	(Premiums received $687,472)
	Total Written Options				(5,629,571)
	(Premiums received $3,751,574) (b)
	Net Other Assets and Liabilities — (0.0)%				(38,708)
	Net Assets — 100.0%				$61,402,372

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,220,171 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,065,178. The net unrealized appreciation was $1,154,993. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - June (DJUN)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$446,699	$446,699	$—	$—
Call Options Purchased	64,768,732	—	64,768,732	—
Put Options Purchased	1,855,220	—	1,855,220	—
Total	$67,070,651	$446,699	$66,623,952	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(5,117,531)	$—	$(5,117,531)	$—
Put Options Written	(512,040)	—	(512,040)	—
Total	$(5,629,571)	$—	$(5,629,571)	$—

FT Cboe Vest U.S. Equity Buffer ETF - July (FJUL)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.8%
1,219,141	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$1,219,141
	(Cost $1,219,141)
	Total Investments — 0.8%				1,219,141
	(Cost $1,219,141) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 105.8%
CALL OPTIONS PURCHASED — 100.4%

3,324	SPDR® S&P 500® ETF Trust	$151,428,144	$4.31	07/15/22	148,569,504
	(Cost $142,875,625)

PUT OPTIONS PURCHASED — 5.4%

3,324	SPDR® S&P 500® ETF Trust	151,428,144	431.34	07/15/22	7,931,064
	(Cost $9,944,116)
	Total Purchased Options				156,500,568
	(Cost $152,819,741) (b)

WRITTEN OPTIONS — (6.5)%
CALL OPTIONS WRITTEN — (3.3)%

(3,324)	SPDR® S&P 500® ETF Trust	(151,428,144)	481.81	07/15/22	(4,919,520)
	(Premiums received $3,761,264)

PUT OPTIONS WRITTEN — (3.2)%

(3,324)	SPDR® S&P 500® ETF Trust	(151,428,144)	388.21	07/15/22	(4,776,588)
	(Premiums received $5,360,734)
	Total Written Options				(9,696,108)
	(Premiums received $9,121,998) (b)
	Net Other Assets and Liabilities — (0.1)%				(118,953)
	Net Assets — 100.0%				$147,904,648

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,278,025 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,171,308. The net unrealized appreciation was $3,106,717. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - July (FJUL)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,219,141	$1,219,141	$—	$—
Call Options Purchased	148,569,504	—	148,569,504	—
Put Options Purchased	7,931,064	—	7,931,064	—
Total	$157,719,709	$1,219,141	$156,500,568	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(4,919,520)	$—	$(4,919,520)	$—
Put Options Written	(4,776,588)	—	(4,776,588)	—
Total	$(9,696,108)	$—	$(9,696,108)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - July (DJUL)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.8%
515,211	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$515,211
	(Cost $515,211)
	Total Investments — 0.8%				515,211
	(Cost $515,211) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 106.4%
CALL OPTIONS PURCHASED — 102.5%

1,510	SPDR® S&P 500® ETF Trust	$68,789,560	$4.30	07/15/22	68,178,988
	(Cost $64,743,138)

PUT OPTIONS PURCHASED — 3.9%

1,510	SPDR® S&P 500® ETF Trust	68,789,560	409.77	07/15/22	2,598,089
	(Cost $3,562,266)
	Total Purchased Options				70,777,077
	(Cost $68,305,404) (b)

WRITTEN OPTIONS — (7.1)%
CALL OPTIONS WRITTEN — (6.0)%

(1,510)	SPDR® S&P 500® ETF Trust	(68,789,560)	462.83	07/15/22	(4,025,527)
	(Premiums received $2,507,790)

PUT OPTIONS WRITTEN — (1.1)%

(1,510)	SPDR® S&P 500® ETF Trust	(68,789,560)	301.94	07/15/22	(719,026)
	(Premiums received $892,399)
	Total Written Options				(4,744,553)
	(Premiums received $3,400,189) (b)
	Net Other Assets and Liabilities — (0.1)%				(45,909)
	Net Assets — 100.0%				$66,501,826

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,609,223 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,481,914. The net unrealized appreciation was $1,127,309. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - July (DJUL)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$515,211	$515,211	$—	$—
Call Options Purchased	68,178,988	—	68,178,988	—
Put Options Purchased	2,598,089	—	2,598,089	—
Total	$71,292,288	$515,211	$70,777,077	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(4,025,527)	$—	$(4,025,527)	$—
Put Options Written	(719,026)	—	(719,026)	—
Total	$(4,744,553)	$—	$(4,744,553)	$—

FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.9%
1,828,833	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$1,828,833
	(Cost $1,828,833)
	Total Investments — 0.9%				1,828,833
	(Cost $1,828,833) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 105.9%
CALL OPTIONS PURCHASED — 99.2%

4,389	SPDR® S&P 500® ETF Trust	$199,945,284	$4.43	08/19/22	196,135,632
	(Cost $190,364,829)

PUT OPTIONS PURCHASED — 6.7%

4,389	SPDR® S&P 500® ETF Trust	199,945,284	443.36	08/19/22	13,109,943
	(Cost $16,978,548)
	Total Purchased Options				209,245,575
	(Cost $207,343,377) (b)

WRITTEN OPTIONS — (6.7)%
CALL OPTIONS WRITTEN — (2.6)%

(4,389)	SPDR® S&P 500® ETF Trust	(199,945,284)	494.97	08/19/22	(5,165,853)
	(Premiums received $4,291,636)

PUT OPTIONS WRITTEN — (4.1)%

(4,389)	SPDR® S&P 500® ETF Trust	(199,945,284)	399.02	08/19/22	(8,071,371)
	(Premiums received $10,186,440)
	Total Written Options				(13,237,224)
	(Premiums received $14,478,076) (b)
	Net Other Assets and Liabilities — (0.1)%				(156,909)
	Net Assets — 100.0%				$197,680,275

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,885,872 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,742,822. The net unrealized appreciation was $3,143,050. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,828,833	$1,828,833	$—	$—
Call Options Purchased	196,135,632	—	196,135,632	—
Put Options Purchased	13,109,943	—	13,109,943	—
Total	$211,074,408	$1,828,833	$209,245,575	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(5,165,853)	$—	$(5,165,853)	$—
Put Options Written	(8,071,371)	—	(8,071,371)	—
Total	$(13,237,224)	$—	$(13,237,224)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)

Portfolio of Investments
November 30, 2021 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 105.5%
CALL OPTIONS PURCHASED — 100.7%

3,104	SPDR® S&P 500® ETF Trust	$141,405,824	$4.42	08/19/22	$140,275,487
	(Cost $134,596,210)

PUT OPTIONS PURCHASED — 4.8%

3,104	SPDR® S&P 500® ETF Trust	141,405,824	421.19	08/19/22	6,742,247
	(Cost $8,812,222)
	Total Purchased Options				147,017,734
	(Cost $143,408,432) (a)

WRITTEN OPTIONS — (6.3)%
CALL OPTIONS WRITTEN — (5.0)%

(3,104)	SPDR® S&P 500® ETF Trust	(141,405,824)	476.04	08/19/22	(6,917,203)
	(Premiums received $4,613,156)

PUT OPTIONS WRITTEN — (1.3)%

(3,104)	SPDR® S&P 500® ETF Trust	(141,405,824)	310.35	08/19/22	(1,891,351)
	(Premiums received $2,393,948)
	Total Written Options				(8,808,554)
	(Premiums received $7,007,104) (a)
	Net Other Assets and Liabilities — 0.8%				1,154,517
	Net Assets — 100.0%				$139,363,697

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,181,874 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,374,022. The net unrealized appreciation was $1,807,852. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Purchased	$140,275,487	$—	$140,275,487	$—
Put Options Purchased	6,742,247	—	6,742,247	—
Total	$147,017,734	$—	$147,017,734	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(6,917,203)	$—	$(6,917,203)	$—
Put Options Written	(1,891,351)	—	(1,891,351)	—
Total	$(8,808,554)	$—	$(8,808,554)	$—

FT Cboe Vest U.S. Equity Buffer ETF - September (FSEP)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.0%
1,250,821	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$1,250,821
	(Cost $1,250,821)
	Total Investments — 1.0%				1,250,821
	(Cost $1,250,821) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 106.5%
CALL OPTIONS PURCHASED — 99.8%

2,888	SPDR® S&P 500® ETF Trust	$131,565,728	$4.41	09/16/22	129,848,545
	(Cost $124,607,796)

PUT OPTIONS PURCHASED — 6.7%

2,888	SPDR® S&P 500® ETF Trust	131,565,728	441.40	09/16/22	8,705,099
	(Cost $10,563,788)
	Total Purchased Options				138,553,644
	(Cost $135,171,584) (b)

WRITTEN OPTIONS — (7.4)%
CALL OPTIONS WRITTEN — (3.3)%

(2,888)	SPDR® S&P 500® ETF Trust	(131,565,728)	495.25	09/16/22	(4,254,061)
	(Premiums received $2,405,639)

PUT OPTIONS WRITTEN — (4.1)%

(2,888)	SPDR® S&P 500® ETF Trust	(131,565,728)	397.26	09/16/22	(5,305,442)
	(Premiums received $6,566,181)
	Total Written Options				(9,559,503)
	(Premiums received $8,971,820) (b)
	Net Other Assets and Liabilities — (0.1)%				(86,925)
	Net Assets — 100.0%				$130,158,037

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,501,488 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,707,111. The net unrealized appreciation was $2,794,377. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - September (FSEP)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,250,821	$1,250,821	$—	$—
Call Options Purchased	129,848,545	—	129,848,545	—
Put Options Purchased	8,705,099	—	8,705,099	—
Total	$139,804,465	$1,250,821	$138,553,644	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(4,254,061)	$—	$(4,254,061)	$—
Put Options Written	(5,305,442)	—	(5,305,442)	—
Total	$(9,559,503)	$—	$(9,559,503)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - September (DSEP)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.0%
628,549	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$628,549
	(Cost $628,549)
	Total Investments — 1.0%				628,549
	(Cost $628,549) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 106.0%
CALL OPTIONS PURCHASED — 100.7%

1,426	SPDR® S&P 500® ETF Trust	$64,962,856	$4.40	09/16/22	64,116,391
	(Cost $61,778,950)

PUT OPTIONS PURCHASED — 5.3%

1,426	SPDR® S&P 500® ETF Trust	64,962,856	419.33	09/16/22	3,353,887
	(Cost $3,987,109)
	Total Purchased Options				67,470,278
	(Cost $65,766,059) (b)

WRITTEN OPTIONS — (6.9)%
CALL OPTIONS WRITTEN — (5.4)%

(1,426)	SPDR® S&P 500® ETF Trust	(64,962,856)	474.20	09/16/22	(3,436,380)
	(Premiums received $2,265,585)

PUT OPTIONS WRITTEN — (1.5)%

(1,426)	SPDR® S&P 500® ETF Trust	(64,962,856)	308.98	09/16/22	(967,034)
	(Premiums received $1,078,861)
	Total Written Options				(4,403,414)
	(Premiums received $3,344,446) (b)
	Net Other Assets and Liabilities — (0.1)%				(41,623)
	Net Assets — 100.0%				$63,653,790

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,449,268 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,804,017. The net unrealized appreciation was $645,251. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - September (DSEP)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$628,549	$628,549	$—	$—
Call Options Purchased	64,116,391	—	64,116,391	—
Put Options Purchased	3,353,887	—	3,353,887	—
Total	$68,098,827	$628,549	$67,470,278	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(3,436,380)	$—	$(3,436,380)	$—
Put Options Written	(967,034)	—	(967,034)	—
Total	$(4,403,414)	$—	$(4,403,414)	$—

FT Cboe Vest U.S. Equity Buffer ETF - October (FOCT)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.1%
1,461,739	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$1,461,739
	(Cost $1,461,739)
	Total Investments — 1.1%				1,461,739
	(Cost $1,461,739) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 107.1%
CALL OPTIONS PURCHASED — 99.7%

3,055	SPDR® S&P 500® ETF Trust	$139,173,580	$4.46	10/21/22	137,492,251
	(Cost $134,786,831)

PUT OPTIONS PURCHASED — 7.4%

3,055	SPDR® S&P 500® ETF Trust	139,173,580	445.87	10/21/22	10,222,880
	(Cost $10,447,537)
	Total Purchased Options				147,715,131
	(Cost $145,234,368) (b)

WRITTEN OPTIONS — (8.1)%
CALL OPTIONS WRITTEN — (3.5)%

(3,055)	SPDR® S&P 500® ETF Trust	(139,173,580)	498.04	10/21/22	(4,808,962)
	(Premiums received $3,190,504)

PUT OPTIONS WRITTEN — (4.6)%

(3,055)	SPDR® S&P 500® ETF Trust	(139,173,580)	401.28	10/21/22	(6,332,033)
	(Premiums received $6,355,434)
	Total Written Options				(11,140,995)
	(Premiums received $9,545,938) (b)
	Net Other Assets and Liabilities — (0.1)%				(90,937)
	Net Assets — 100.0%				$137,944,938

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,728,821 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,843,115. The net unrealized appreciation was $885,706. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - October (FOCT)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,461,739	$1,461,739	$—	$—
Call Options Purchased	137,492,251	—	137,492,251	—
Put Options Purchased	10,222,880	—	10,222,880	—
Total	$149,176,870	$1,461,739	$147,715,131	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(4,808,962)	$—	$(4,808,962)	$—
Put Options Written	(6,332,033)	—	(6,332,033)	—
Total	$(11,140,995)	$—	$(11,140,995)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - October (DOCT)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.1%
954,432	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$954,432
	(Cost $954,432)
	Total Investments — 1.1%				954,432
	(Cost $954,432) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 105.9%
CALL OPTIONS PURCHASED — 99.6%

2,036	SPDR® S&P 500® ETF Trust	$92,752,016	$4.45	10/21/22	90,626,432
	(Cost $89,994,762)

PUT OPTIONS PURCHASED — 6.3%

2,036	SPDR® S&P 500® ETF Trust	92,752,016	423.58	10/21/22	5,704,872
	(Cost $5,511,891)
	Total Purchased Options				96,331,304
	(Cost $95,506,653) (b)

WRITTEN OPTIONS — (6.9)%
CALL OPTIONS WRITTEN — (5.0)%

(2,036)	SPDR® S&P 500® ETF Trust	(92,752,016)	478.06	10/21/22	(4,562,676)
	(Premiums received $3,680,555)

PUT OPTIONS WRITTEN — (1.9)%

(2,036)	SPDR® S&P 500® ETF Trust	(92,752,016)	312.11	10/21/22	(1,681,736)
	(Premiums received $1,424,947)
	Total Written Options				(6,244,412)
	(Premiums received $5,105,502) (b)
	Net Other Assets and Liabilities — (0.1)%				(50,441)
	Net Assets — 100.0%				$90,990,883

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $824,651 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,138,910. The net unrealized depreciation was $314,259. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - October (DOCT)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$954,432	$954,432	$—	$—
Call Options Purchased	90,626,432	—	90,626,432	—
Put Options Purchased	5,704,872	—	5,704,872	—
Total	$97,285,736	$954,432	$96,331,304	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(4,562,676)	$—	$(4,562,676)	$—
Put Options Written	(1,681,736)	—	(1,681,736)	—
Total	$(6,244,412)	$—	$(6,244,412)	$—

FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.1%
2,484,040	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$2,484,040
	(Cost $2,484,040)
	Total Investments — 1.1%				2,484,040
	(Cost $2,484,040) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 106.7%
CALL OPTIONS PURCHASED — 96.8%

4,930	SPDR® S&P 500® ETF Trust	$224,591,080	$4.69	11/18/22	219,301,190
	(Cost $225,480,979)

PUT OPTIONS PURCHASED — 9.9%

4,930	SPDR® S&P 500® ETF Trust	224,591,080	468.89	11/18/22	22,367,410
	(Cost $18,971,323)
	Total Purchased Options				241,668,600
	(Cost $244,452,302) (b)

WRITTEN OPTIONS — (7.8)%
CALL OPTIONS WRITTEN — (1.6)%

(4,930)	SPDR® S&P 500® ETF Trust	(224,591,080)	525.63	11/18/22	(3,579,180)
	(Premiums received $4,366,018)

PUT OPTIONS WRITTEN — (6.2)%

(4,930)	SPDR® S&P 500® ETF Trust	(224,591,080)	422.00	11/18/22	(14,104,730)
	(Premiums received $11,864,707)
	Total Written Options				(17,683,910)
	(Premiums received $16,230,725) (b)
	Net Other Assets and Liabilities — 0.0%				13,650
	Net Assets — 100.0%				$226,482,380

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,182,925 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,419,812. The net unrealized depreciation was $4,236,887. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,484,040	$2,484,040	$—	$—
Call Options Purchased	219,301,190	—	219,301,190	—
Put Options Purchased	22,367,410	—	22,367,410	—
Total	$244,152,640	$2,484,040	$241,668,600	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(3,579,180)	$—	$(3,579,180)	$—
Put Options Written	(14,104,730)	—	(14,104,730)	—
Total	$(17,683,910)	$—	$(17,683,910)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.1%
1,112,144	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$1,112,144
	(Cost $1,112,144)
	Total Investments — 1.1%				1,112,144
	(Cost $1,112,144) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 103.9%
CALL OPTIONS PURCHASED — 96.1%

2,169	SPDR® S&P 500® ETF Trust	$98,810,964	$4.68	11/18/22	96,509,655
	(Cost $99,268,985)

PUT OPTIONS PURCHASED — 7.8%

2,169	SPDR® S&P 500® ETF Trust	98,810,964	445.45	11/18/22	7,860,456
	(Cost $6,531,098)
	Total Purchased Options				104,370,111
	(Cost $105,800,083) (b)

WRITTEN OPTIONS — (5.0)%
CALL OPTIONS WRITTEN — (2.8)%

(2,169)	SPDR® S&P 500® ETF Trust	(98,810,964)	504.53	11/18/22	(2,811,024)
	(Premiums received $3,462,512)

PUT OPTIONS WRITTEN — (2.2)%

(2,169)	SPDR® S&P 500® ETF Trust	(98,810,964)	328.22	11/18/22	(2,221,056)
	(Premiums received $1,745,143)
	Total Written Options				(5,032,080)
	(Premiums received $5,207,655) (b)
	Net Other Assets and Liabilities — (0.0)%				(24,207)
	Net Assets — 100.0%				$100,425,968

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,980,846 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,235,243. The net unrealized depreciation was $1,254,397. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,112,144	$1,112,144	$—	$—
Call Options Purchased	96,509,655	—	96,509,655	—
Put Options Purchased	7,860,456	—	7,860,456	—
Total	$105,482,255	$1,112,144	$104,370,111	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(2,811,024)	$—	$(2,811,024)	$—
Put Options Written	(2,221,056)	—	(2,221,056)	—
Total	$(5,032,080)	$—	$(5,032,080)	$—

FT Cboe Vest U.S. Equity Buffer ETF - December (FDEC)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.3%
246,666	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$246,666
	(Cost $246,666)
	Total Investments — 0.3%				246,666
	(Cost $246,666) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 108.6%
CALL OPTIONS PURCHASED — 108.5%

1,886	SPDR® S&P 500® ETF Trust	$85,918,616	$3.69	12/17/21	85,146,201
	(Cost $72,829,760)

PUT OPTIONS PURCHASED — 0.1%

1,886	SPDR® S&P 500® ETF Trust	85,918,616	369.18	12/17/21	100,591
	(Cost $4,371,996)
	Total Purchased Options				85,246,792
	(Cost $77,201,756) (b)

WRITTEN OPTIONS — (8.8)%
CALL OPTIONS WRITTEN — (8.8)%

(1,886)	SPDR® S&P 500® ETF Trust	(85,918,616)	420.87	12/17/21	(6,919,609)
	(Premiums received $2,561,037)

PUT OPTIONS WRITTEN — (0.0)%

(1,886)	SPDR® S&P 500® ETF Trust	(85,918,616)	332.26	12/17/21	(40,074)
	(Premiums received $2,802,829)
	Total Written Options				(6,959,683)
	(Premiums received $5,363,866) (b)
	Net Other Assets and Liabilities — (0.1)%				(56,000)
	Net Assets — 100.0%				$78,477,775

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $15,079,196 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,629,977. The net unrealized appreciation was $6,449,219. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - December (FDEC)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$246,666	$246,666	$—	$—
Call Options Purchased	85,146,201	—	85,146,201	—
Put Options Purchased	100,591	—	100,591	—
Total	$85,493,458	$246,666	$85,246,792	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(6,919,609)	$—	$(6,919,609)	$—
Put Options Written	(40,074)	—	(40,074)	—
Total	$(6,959,683)	$—	$(6,959,683)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - December (DDEC)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.3%
192,504	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$192,504
	(Cost $192,504)
	Total Investments — 0.3%				192,504
	(Cost $192,504) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 114.4%
CALL OPTIONS PURCHASED — 114.3%

1,517	SPDR® S&P 500® ETF Trust	$69,108,452	$3.68	12/17/21	68,488,678
	(Cost $57,511,116)

PUT OPTIONS PURCHASED — 0.1%

1,517	SPDR® S&P 500® ETF Trust	69,108,452	350.72	12/17/21	50,548
	(Cost $3,084,413)
	Total Purchased Options				68,539,226
	(Cost $60,595,529) (b)

WRITTEN OPTIONS — (14.6)%
CALL OPTIONS WRITTEN — (14.6)%

(1,517)	SPDR® S&P 500® ETF Trust	(69,108,452)	398.71	12/17/21	(8,747,104)
	(Premiums received $3,423,836)

PUT OPTIONS WRITTEN — (0.0)%

(1,517)	SPDR® S&P 500® ETF Trust	(69,108,452)	258.43	12/17/21	(5,933)
	(Premiums received $875,167)
	Total Written Options				(8,753,037)
	(Premiums received $4,299,003) (b)
	Net Other Assets and Liabilities — (0.1)%				(41,280)
	Net Assets — 100.0%				$59,937,413

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,846,796 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,357,133. The net unrealized appreciation was $3,489,663. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - December (DDEC)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$192,504	$192,504	$—	$—
Call Options Purchased	68,488,678	—	68,488,678	—
Put Options Purchased	50,548	—	50,548	—
Total	$68,731,730	$192,504	$68,539,226	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(8,747,104)	$—	$(8,747,104)	$—
Put Options Written	(5,933)	—	(5,933)	—
Total	$(8,753,037)	$—	$(8,753,037)	$—

FT Cboe Vest Fund of Buffer ETFs (BUFR)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 100.0%
	Capital Markets — 100.0%
1,322,915	FT Cboe Vest U.S. Equity Buffer ETF - January (a) (b)	$44,516,090
1,176,815	FT Cboe Vest U.S. Equity Buffer ETF - February (a) (b)	44,276,605
1,362,359	FT Cboe Vest U.S. Equity Buffer ETF - March (a) (b)	44,317,538
1,388,064	FT Cboe Vest U.S. Equity Buffer ETF - April (a) (b)	44,198,595
1,182,691	FT Cboe Vest U.S. Equity Buffer ETF - May (a) (b)	44,228,859
1,192,738	FT Cboe Vest U.S. Equity Buffer ETF - June (a) (b)	44,278,132
1,239,497	FT Cboe Vest U.S. Equity Buffer ETF- July (a) (b)	44,205,297
1,172,364	FT Cboe Vest U.S. Equity Buffer ETF - August (a) (b)	44,198,123
1,256,625	FT Cboe Vest U.S. Equity Buffer ETF - September (a) (b)	44,062,676
1,267,249	FT Cboe Vest U.S. Equity Buffer ETF - October (a) (b)	44,074,920
1,161,625	FT Cboe Vest U.S. Equity Buffer ETF - November (a) (b)	43,932,657
1,310,429	FT Cboe Vest U.S. Equity Buffer ETF - December (a) (b)	44,718,390
	Total Exchange-Traded Funds — 100.0%	531,007,882
	(Cost $521,324,319)

	Money Market Funds — 0.0%
2,607	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	2,607
	(Cost $2,607)

	Total Investments — 100.0%	531,010,489
	(Cost $521,326,926) (d)
	Net Other Assets and Liabilities — (0.0)%	(81,451)
	Net Assets — 100.0%	$530,929,038

 \\

(a)	Investment in an affiliated Fund.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2021.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,683,563 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $9,683,563.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$531,007,882	$—	$—
Money Market Funds	2,607	—	—
Total Investments	$531,010,489	$—	$—

* See Portfolio of Investments for industry breakout.

FT Cboe Vest Fund of Buffer ETFs (BUFR)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Affiliated Transactions
Amounts relating to these investments in affiliated funds at November 30, 2021, and for fiscal year-to-date period (September 1, 2021 to November 30, 2021) are as follows:

Security Name	Shares at 11/30/2021	Value at 8/31/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2021	Dividend Income
FT Cboe Vest U.S. Equity Buffer ETF - January	1,322,915	$25,142,439	$19,731,305	$(585,523)	$208,136	$19,733	$44,516,090	$—
FT Cboe Vest U.S. Equity Buffer ETF - February	1,176,815	25,402,513	19,729,489	(1,100,110)	196,887	47,826	44,276,605	—
FT Cboe Vest U.S. Equity Buffer ETF - March	1,362,359	25,206,024	19,563,461	(639,549)	166,678	20,924	44,317,538	—
FT Cboe Vest U.S. Equity Buffer ETF - April	1,388,064	25,234,357	19,577,703	(844,667)	207,967	23,235	44,198,595	—
FT Cboe Vest U.S. Equity Buffer ETF - May	1,182,691	25,232,697	19,551,034	(701,009)	115,208	30,929	44,228,859	—
FT Cboe Vest U.S. Equity Buffer ETF - June	1,192,738	25,188,007	19,596,504	(583,272)	52,432	24,461	44,278,132	—
FT Cboe Vest U.S. Equity Buffer ETF - July	1,239,497	25,254,902	19,552,988	(700,079)	81,571	15,915	44,205,297	—
FT Cboe Vest U.S. Equity Buffer ETF - August	1,172,364	25,175,010	19,509,709	(641,575)	129,788	25,191	44,198,123	—
FT Cboe Vest U.S. Equity Buffer ETF - September	1,256,625	24,842,175	19,495,528	(764,283)	476,841	12,415	44,062,676	—
FT Cboe Vest U.S. Equity Buffer ETF - October	1,267,249	24,921,718	19,492,026	(601,152)	249,338	12,990	44,074,920	—
FT Cboe Vest U.S. Equity Buffer ETF - November	1,161,625	25,053,554	20,033,399	(583,214)	(603,433)	32,351	43,932,657	—
FT Cboe Vest U.S. Equity Buffer ETF - December	1,310,429	24,997,377	19,926,304	(582,438)	358,977	18,170	44,718,390	—
		$301,650,773	$235,759,450	$(8,326,871)	$1,640,390	$284,140	$531,007,882	$—

FT Cboe Vest Fund of Deep Buffer ETFs (BUFD)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 100.0%
	Capital Markets — 100.0%
762,095	FT Cboe Vest U.S. Equity Deep Buffer ETF - January (a) (b)	$24,410,893
698,969	FT Cboe Vest U.S. Equity Deep Buffer ETF - February (a) (b)	24,324,121
773,033	FT Cboe Vest U.S. Equity Deep Buffer ETF - March (a) (b)	24,341,959
780,286	FT Cboe Vest U.S. Equity Deep Buffer ETF - April (a) (b)	24,275,946
708,844	FT Cboe Vest U.S. Equity Deep Buffer ETF - May (a) (b)	24,271,102
713,539	FT Cboe Vest U.S. Equity Deep Buffer ETF - June (a) (b)	24,254,404
731,059	FT Cboe Vest U.S. Equity Deep Buffer ETF - July (a) (b)	24,237,457
697,660	FT Cboe Vest U.S. Equity Deep Buffer ETF - August (a) (b)	24,248,289
744,282	FT Cboe Vest U.S. Equity Deep Buffer ETF - September (a) (b)	24,249,452
744,963	FT Cboe Vest U.S. Equity Deep Buffer ETF - October (a) (b)	24,222,621
697,307	FT Cboe Vest U.S. Equity Deep Buffer ETF - November (a) (b)	24,182,607
755,540	FT Cboe Vest U.S. Equity Deep Buffer ETF - December (a) (b)	24,441,719

	Total Exchange-Traded Funds — 100.0%	291,460,570
	(Cost $289,260,830)

	Money Market Funds — 0.0%
26,050	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	26,050
	(Cost $26,050)

	Total Investments — 100.0%	291,486,620
	(Cost $289,286,880) (d)
	Net Other Assets and Liabilities — (0.0)%	(43,594)
	Net Assets — 100.0%	$291,443,026

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2021.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,256,870 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $57,130. The net unrealized appreciation was $2,199,740.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$291,460,570	$—	$—
Money Market Funds	26,050	—	—
Total Investments	$291,486,620	$—	$—

* See Portfolio of Investments for industry breakout.

FT Cboe Vest Fund of Deep Buffer ETFs (BUFD)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2021, and for the fiscal year-to-date period (September 1, 2021 to November 30, 2021) are as follows:

Security Name	Shares at 11/30/2021	Value at 8/31/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2021	Dividend Income
FT Cboe Vest U.S. Equity Deep Buffer ETF - January	762,095	$13,402,138	$10,949,956	$—	$58,799	$—	$24,410,893	$—
FT Cboe Vest U.S. Equity Deep Buffer ETF - February	698,969	13,421,030	10,885,015	(22,785)	40,946	(85)	24,324,121	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - March	773,033	13,452,408	10,896,606	(28,729)	21,701	(27)	24,341,959	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - April	780,286	13,464,511	10,909,945	(107,539)	9,269	(240)	24,275,946	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - May	708,844	13,465,196	10,903,050	(94,103)	(2,778)	(263)	24,271,102	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - June	713,539	13,396,029	10,894,036	—	(35,661)	—	24,254,404	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - July	731,059	13,441,726	10,875,354	(54,875)	(24,567)	(181)	24,237,457	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - August	697,660	13,434,043	10,872,362	(43,066)	(14,927)	(123)	24,248,289	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - September	744,282	13,351,278	10,860,876	(33)	37,331	—	24,249,452	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - October	744,963	13,394,736	10,884,268	(37,907)	(18,314)	(162)	24,222,621	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - November	697,307	13,392,943	10,980,928	—	(191,264)	—	24,182,607	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - December	755,540	13,422,261	10,966,023	—	53,435	—	24,441,719	—
		$161,038,299	$130,878,419	$(389,037)	$(66,030)	$(1,081)	$291,460,570	$—

FT Cboe Vest Buffered Allocation Defensive ETF (BUFT)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 96.0%
	Capital Markets — 96.0%
188,699	FT Cboe Vest U.S. Equity Buffer ETF - January (a) (b)	$6,349,722
182,045	FT Cboe Vest U.S. Equity Deep Buffer ETF - February (a) (b)	6,335,166
184,566	FT Cboe Vest U.S. Equity Deep Buffer ETF - March (a) (b)	5,811,780
131,432	FT Cboe Vest U.S. Equity Deep Buffer ETF - May (a) (b)	4,500,284
137,226	FT Cboe Vest U.S. Equity Deep Buffer ETF - June (a) (b)	4,664,545
	Total Exchange-Traded Funds — 96.0%	27,661,497
	(Cost $27,853,936)

	Money Market Funds — 3.6%
1,034,497	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	1,034,497
	(Cost $1,034,497)

	Total Investments — 99.6%	28,695,994
	(Cost $28,888,433) (d)
	Net Other Assets and Liabilities — 0.4%	116,919
	Net Assets — 100.0%	$28,812,913

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2021.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $192,439. The net unrealized depreciation was $192,439.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$27,661,497	$—	$—
Money Market Funds	1,034,497	—	—
Total Investments	$28,695,994	$—	$—

* See Portfolio of Investments for industry breakout.

FT Cboe Vest Buffered Allocation Defensive ETF (BUFT)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2021, and for the fiscal year-to-date period (October 26, 2021 to November 30, 2021) are as follows:

Security Name	Shares at 11/30/2021	Value at 10/26/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2021	Dividend Income
FT Cboe Vest U.S. Equity Buffer ETF - January	188,699	$—	$6,902,373	$(517,359)	$(36,849)	$1,557	$6,349,722	$—
FT Cboe Vest U.S. Equity Deep Buffer ETF - January	—	—	8,253,536	(8,237,932)	—	(15,604)	—	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - February	182,045	—	7,408,838	(1,041,337)	(34,532)	2,197	6,335,166	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - March	184,566	—	6,939,517	(1,099,104)	(30,488)	1,855	5,811,780	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - May	131,432	—	4,541,979	—	(41,695)	—	4,500,284	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - June	137,226	—	4,713,420	—	(48,875)	—	4,664,545	—
FT Cboe Vest U.S. Equity Buffer ETF - December	—	—	7,452,643	(7,437,687)	—	(14,956)	—	—
		$—	$46,212,306	$(18,333,419)	$(192,439)	$(24,951)	$27,661,497	$—

FT Cboe Vest Buffered Allocation Growth ETF (BUFG)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 98.3%
	Capital Markets — 98.3%
109,341	FT Cboe Vest U.S. Equity Buffer ETF - July (a) (b)	$3,899,527
159,551	FT Cboe Vest U.S. Equity Buffer ETF - August (a) (b)	6,015,073
167,220	FT Cboe Vest U.S. Equity Buffer ETF - September (a) (b)	5,863,452
185,677	FT Cboe Vest U.S. Equity Buffer ETF - October (a) (b)	6,457,846
340,621	FT Cboe Vest U.S. Equity Buffer ETF - November (a) (b)	12,882,286
	Total Exchange-Traded Funds — 98.3%	35,118,184
	(Cost $35,672,241)

	Money Market Funds — 1.5%
529,169	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	529,169
	(Cost $529,169)

	Total Investments — 99.8%	35,647,353
	(Cost $36,201,410) (d)
	Net Other Assets and Liabilities — 0.2%	62,857
	Net Assets — 100.0%	$35,710,210

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2021.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $554,057. The net unrealized depreciation was $554,057.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$35,118,184	$—	$—
Money Market Funds	529,169	—	—
Total Investments	$35,647,353	$—	$—

* See Portfolio of Investments for industry breakout.

FT Cboe Vest Buffered Allocation Growth ETF (BUFG)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2021, and for the fiscal year-to-date period (October 26, 2021 to November 30, 2021) are as follows:

Security Name	Shares at 11/30/2021	Value at 10/26/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2021	Dividend Income
FT Cboe Vest U.S. Equity Buffer ETF - July	109,341	$—	$7,270,859	$(3,319,567)	$(53,840)	$2,075	$3,899,527	$—
FT Cboe Vest U.S. Equity Buffer ETF - August	159,551	—	9,570,973	(3,472,835)	(88,255)	5,190	6,015,073	—
FT Cboe Vest U.S. Equity Buffer ETF - September	167,220	—	9,398,030	(3,450,995)	(85,676)	2,093	5,863,452	—
FT Cboe Vest U.S. Equity Buffer ETF - October	185,677	—	10,085,084	(3,536,848)	(88,371)	(2,019)	6,457,846	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - October	—	—	5,043,001	(5,035,679)	—	(7,322)	—	—
FT Cboe Vest U.S. Equity Buffer ETF - November	340,621	—	13,120,201	—	(237,915)	—	12,882,286	—
		$—	$54,488,148	$(18,815,924)	$(554,057)	$17	$35,118,184	$—

Additional Information

First Trust Exchange-Traded Fund VIII

November 30, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

FT Cboe Vest International Equity Buffer ETF - March (YMAR)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.7%
83,901	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$83,901
	(Cost $83,901)
	Total Investments — 0.7%				83,901
	(Cost $83,901) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 101.4%
CALL OPTIONS PURCHASED — 97.3%

1,572	iShares MSCI EAFE ETF	$12,079,248	$0.76	03/18/22	11,837,858
	(Cost $12,167,299)

PUT OPTIONS PURCHASED — 4.1%

1,572	iShares MSCI EAFE ETF	12,079,248	76.43	03/18/22	498,762
	(Cost $569,217)
	Total Purchased Options				12,336,620
	(Cost $12,736,516) (b)

WRITTEN OPTIONS — (2.0)%
CALL OPTIONS WRITTEN — (0.1)%

(1,572)	iShares MSCI EAFE ETF	(12,079,248)	87.27	03/18/22	(6,331)
	(Premiums received $125,513)

PUT OPTIONS WRITTEN — (1.9)%

(1,572)	iShares MSCI EAFE ETF	(12,079,248)	68.79	03/18/22	(233,735)
	(Premiums received $281,430)
	Total Written Options				(240,066)
	(Premiums received $406,943) (b)
	Net Other Assets and Liabilities — (0.1)%				(9,654)
	Net Assets — 100.0%				$12,170,801

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $166,877 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $399,896. The net unrealized depreciation was $233,019. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest International Equity Buffer ETF - March (YMAR)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$83,901	$83,901	$—	$—
Call Options Purchased	11,837,858	—	11,837,858	—
Put Options Purchased	498,762	—	498,762	—
Total	$12,420,521	$83,901	$12,336,620	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(6,331)	$—	$(6,331)	$—
Put Options Written	(233,735)	—	(233,735)	—
Total	$(240,066)	$—	$(240,066)	$—

FT Cboe Vest Nasdaq-100® Buffer ETF - March (QMAR)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.5%
74,939	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$74,939
	(Cost $74,939)
	Total Investments — 0.5%				74,939
	(Cost $74,939) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 112.7%
CALL OPTIONS PURCHASED — 111.6%

416	Invesco QQQ TrustSM, Series 1	$16,382,912	$3.13	03/18/22	16,327,245
	(Cost $13,165,045)

PUT OPTIONS PURCHASED — 1.1%

416	Invesco QQQ TrustSM, Series 1	16,382,912	313.14	03/18/22	155,201
	(Cost $1,132,491)
	Total Purchased Options				16,482,446
	(Cost $14,297,536) (b)

WRITTEN OPTIONS — (13.1)%
CALL OPTIONS WRITTEN — (12.6)%

(416)	Invesco QQQ TrustSM, Series 1	(16,382,912)	361.71	03/18/22	(1,837,830)
	(Premiums received $503,404)

PUT OPTIONS WRITTEN — (0.5)%

(416)	Invesco QQQ TrustSM, Series 1	(16,382,912)	281.83	03/18/22	(81,291)
	(Premiums received $689,787)
	Total Written Options				(1,919,121)
	(Premiums received $1,193,191) (b)
	Net Other Assets and Liabilities — (0.1)%				(11,777)
	Net Assets — 100.0%				$14,626,487

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,770,696 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,311,716. The net unrealized appreciation was $1,458,980. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest Nasdaq-100® Buffer ETF - March (QMAR)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$74,939	$74,939	$—	$—
Call Options Purchased	16,327,245	—	16,327,245	—
Put Options Purchased	155,201	—	155,201	—
Total	$16,557,385	$74,939	$16,482,446	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(1,837,830)	$—	$(1,837,830)	$—
Put Options Written	(81,291)	—	(81,291)	—
Total	$(1,919,121)	$—	$(1,919,121)	$—

FT Cboe Vest International Equity Buffer ETF - June (YJUN)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.9%
162,770	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$162,770
	(Cost $162,770)
	Total Investments — 0.9%				162,770
	(Cost $162,770) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 103.2%
CALL OPTIONS PURCHASED — 95.8%

2,286	iShares MSCI EAFE ETF	$17,565,624	$0.79	06/17/22	17,018,168
	(Cost $17,515,549)

PUT OPTIONS PURCHASED — 7.4%

2,286	iShares MSCI EAFE ETF	17,565,624	78.52	06/17/22	1,313,762
	(Cost $1,223,935)
	Total Purchased Options				18,331,930
	(Cost $18,739,484) (b)

WRITTEN OPTIONS — (4.0)%
CALL OPTIONS WRITTEN — (0.2)%

(2,286)	iShares MSCI EAFE ETF	(17,565,624)	87.79	06/17/22	(42,161)
	(Premiums received $223,129)

PUT OPTIONS WRITTEN — (3.8)%

(2,286)	iShares MSCI EAFE ETF	(17,565,624)	70.67	06/17/22	(681,171)
	(Premiums received $636,657)
	Total Written Options				(723,332)
	(Premiums received $859,786) (b)
	Net Other Assets and Liabilities — (0.1)%				(13,508)
	Net Assets — 100.0%				$17,757,860

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $270,795 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $541,895. The net unrealized depreciation was $271,100. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest International Equity Buffer ETF - June (YJUN)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$162,770	$162,770	$—	$—
Call Options Purchased	17,018,168	—	17,018,168	—
Put Options Purchased	1,313,762	—	1,313,762	—
Total	$18,494,700	$162,770	$18,331,930	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(42,161)	$—	$(42,161)	$—
Put Options Written	(681,171)	—	(681,171)	—
Total	$(723,332)	$—	$(723,332)	$—

FT Cboe Vest Nasdaq-100® Buffer ETF - June (QJUN)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.7%
198,885	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$198,885
	(Cost $198,885)
	Total Investments — 0.7%				198,885
	(Cost $198,885) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 110.4%
CALL OPTIONS PURCHASED — 107.0%

754	Invesco QQQ TrustSM, Series 1	$29,694,028	$3.43	06/17/22	29,526,212
	(Cost $26,321,304)

PUT OPTIONS PURCHASED — 3.4%

754	Invesco QQQ TrustSM, Series 1	29,694,028	342.63	06/17/22	943,731
	(Cost $1,925,049)
	Total Purchased Options				30,469,943
	(Cost $28,246,353) (b)

WRITTEN OPTIONS — (11.1)%
CALL OPTIONS WRITTEN — (9.1)%

(754)	Invesco QQQ TrustSM, Series 1	(29,694,028)	387.17	06/17/22	(2,517,907)
	(Premiums received $1,085,363)

PUT OPTIONS WRITTEN — (2.0)%

(754)	Invesco QQQ TrustSM, Series 1	(29,694,028)	308.37	06/17/22	(538,944)
	(Premiums received $1,122,211)
	Total Written Options				(3,056,851)
	(Premiums received $2,207,574) (b)
	Net Other Assets and Liabilities — (0.0)%				(20,475)
	Net Assets — 100.0%				$27,591,502

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,788,175 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,413,862. The net unrealized appreciation was $1,374,313. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest Nasdaq-100® Buffer ETF - June (QJUN)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$198,885	$198,885	$—	$—
Call Options Purchased	29,526,212	—	29,526,212	—
Put Options Purchased	943,731	—	943,731	—
Total	$30,668,828	$198,885	$30,469,943	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(2,517,907)	$—	$(2,517,907)	$—
Put Options Written	(538,944)	—	(538,944)	—
Total	$(3,056,851)	$—	$(3,056,851)	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.8%
49,384	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$49,384
	(Cost $49,384)
	Total Investments — 0.8%				49,384
	(Cost $49,384) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 115.7%
CALL OPTIONS PURCHASED — 110.6%

136	SPDR® S&P 500® ETF Trust	$6,195,616	$4.37	06/17/22	6,126,692
136	SPDR® S&P 500® ETF Trust	6,195,616	437.08	06/17/22	550,804
	Total Call Options Purchased				6,677,496
	(Cost $6,223,477)

PUT OPTIONS PURCHASED — 5.1%

136	SPDR® S&P 500® ETF Trust	6,195,616	437.08	06/17/22	305,727
	(Cost $408,415)
	Total Purchased Options				6,983,223
	(Cost $6,631,892) (b)

WRITTEN OPTIONS — (16.4)%
CALL OPTIONS WRITTEN — (14.2)%

(272)	SPDR® S&P 500® ETF Trust	(12,391,232)	450.54	06/17/22	(856,218)
	(Premiums received $553,163)

PUT OPTIONS WRITTEN — (2.2)%

(136)	SPDR® S&P 500® ETF Trust	(6,195,616)	371.52	06/17/22	(132,188)
	(Premiums received $183,932)
	Total Written Options				(988,406)
	(Premiums received $737,095) (b)
	Net Other Assets and Liabilities — (0.1)%				(4,255)
	Net Assets — 100.0%				$6,039,946

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $505,763 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $405,743. The net unrealized appreciation was $100,020. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$49,384	$49,384	$—	$—
Call Options Purchased	6,677,496	—	6,677,496	—
Put Options Purchased	305,727	—	305,727	—
Total	$7,032,607	$49,384	$6,983,223	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(856,218)	$—	$(856,218)	$—
Put Options Written	(132,188)	—	(132,188)	—
Total	$(988,406)	$—	$(988,406)	$—

FT Cboe Vest International Equity Buffer ETF - September (YSEP)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.1%
44,378	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$44,378
	(Cost $44,378)
	Total Investments — 1.1%				44,378
	(Cost $44,378) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 104.6%
CALL OPTIONS PURCHASED — 95.0%

496	iShares MSCI EAFE ETF	$3,811,264	$0.81	09/16/22	3,694,243
	(Cost $3,870,815)

PUT OPTIONS PURCHASED — 9.6%

496	iShares MSCI EAFE ETF	3,811,264	80.50	09/16/22	374,846
	(Cost $302,073)
	Total Purchased Options				4,069,089
	(Cost $4,172,888) (b)

WRITTEN OPTIONS — (5.6)%
CALL OPTIONS WRITTEN — (0.3)%

(496)	iShares MSCI EAFE ETF	(3,811,264)	90.91	09/16/22	(11,684)
	(Premiums received $38,726)

PUT OPTIONS WRITTEN — (5.3)%

(496)	iShares MSCI EAFE ETF	(3,811,264)	72.45	09/16/22	(208,568)
	(Premiums received $154,104)
	Total Written Options				(220,252)
	(Premiums received $192,830) (b)
	Net Other Assets and Liabilities — (0.1)%				(2,722)
	Net Assets — 100.0%				$3,890,493

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $99,815 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $231,036. The net unrealized depreciation was $131,221. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest International Equity Buffer ETF - September (YSEP)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$44,378	$44,378	$—	$—
Call Options Purchased	3,694,243	—	3,694,243	—
Put Options Purchased	374,846	—	374,846	—
Total	$4,113,467	$44,378	$4,069,089	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(11,684)	$—	$(11,684)	$—
Put Options Written	(208,568)	—	(208,568)	—
Total	$(220,252)	$—	$(220,252)	$—

FT Cboe Vest Nasdaq-100® Buffer ETF - September (QSPT)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.0%
260,492	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$260,492
	(Cost $260,492)
	Total Investments — 1.0%				260,492
	(Cost $260,492) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 108.6%
CALL OPTIONS PURCHASED — 101.8%

702	Invesco QQQ TrustSM, Series 1	$27,646,164	$3.74	09/16/22	27,472,844
	(Cost $25,883,291)

PUT OPTIONS PURCHASED — 6.8%

702	Invesco QQQ TrustSM, Series 1	27,646,164	373.83	09/16/22	1,844,455
	(Cost $2,344,417)
	Total Purchased Options				29,317,299
	(Cost $28,227,708) (b)

WRITTEN OPTIONS — (9.5)%
CALL OPTIONS WRITTEN — (5.4)%

(702)	Invesco QQQ TrustSM, Series 1	(27,646,164)	424.86	09/16/22	(1,463,968)
	(Premiums received $790,386)

PUT OPTIONS WRITTEN — (4.1)%

(702)	Invesco QQQ TrustSM, Series 1	(27,646,164)	336.45	09/16/22	(1,106,884)
	(Premiums received $1,419,973)
	Total Written Options				(2,570,852)
	(Premiums received $2,210,359) (b)
	Net Other Assets and Liabilities — (0.1)%				(18,883)
	Net Assets — 100.0%				$26,988,056

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,902,642 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,173,544. The net unrealized appreciation was $729,098. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest Nasdaq-100® Buffer ETF - September (QSPT)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$260,492	$260,492	$—	$—
Call Options Purchased	27,472,844	—	27,472,844	—
Put Options Purchased	1,844,455	—	1,844,455	—
Total	$29,577,791	$260,492	$29,317,299	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(1,463,968)	$—	$(1,463,968)	$—
Put Options Written	(1,106,884)	—	(1,106,884)	—
Total	$(2,570,852)	$—	$(2,570,852)	$—

FT Cboe Vest International Equity Buffer ETF - December (YDEC)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.4%
53,924	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$53,924
	(Cost $53,924)
	Total Investments — 0.4%				53,924
	(Cost $53,924) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 100.0%
CALL OPTIONS PURCHASED — 98.9%

1,656	iShares MSCI EAFE ETF	$12,724,704	$0.73	12/17/21	12,469,963
	(Cost $12,257,630)

PUT OPTIONS PURCHASED — 1.1%

1,656	iShares MSCI EAFE ETF	12,724,704	72.67	12/17/21	131,737
	(Cost $618,277)
	Total Purchased Options				12,601,700
	(Cost $12,875,907) (b)

WRITTEN OPTIONS — (0.3)%
CALL OPTIONS WRITTEN — 0.0%

(1,656)	iShares MSCI EAFE ETF	(12,724,704)	82.69	12/17/21	—
	(Premiums received $150,728)

PUT OPTIONS WRITTEN — (0.3)%

(1,656)	iShares MSCI EAFE ETF	(12,724,704)	65.40	12/17/21	(34,325)
	(Premiums received $339,792)
	Total Written Options				(34,325)
	(Premiums received $490,520) (b)
	Net Other Assets and Liabilities — (0.1)%				(9,699)
	Net Assets — 100.0%				$12,611,600

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $668,528 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $486,540. The net unrealized appreciation was $181,988. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest International Equity Buffer ETF - December (YDEC)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$53,924	$53,924	$—	$—
Call Options Purchased	12,469,963	—	12,469,963	—
Put Options Purchased	131,737	—	131,737	—
Total	$12,655,624	$53,924	$12,601,700	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$—	$—	$—	$—
Put Options Written	(34,325)	—	(34,325)	—
Total	$(34,325)	$—	$(34,325)	$—

FT Cboe Vest Nasdaq-100® Buffer ETF - December (QDEC)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.1%
189,098	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$189,098
	(Cost $189,098)
	Total Investments — 0.1%				189,098
	(Cost $189,098) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 109.0%
CALL OPTIONS PURCHASED — 108.9%

3,712	Invesco QQQ TrustSM, Series 1	$146,185,984	$3.10	12/17/21	144,998,144
	(Cost $129,768,672)

PUT OPTIONS PURCHASED — 0.1%

3,712	Invesco QQQ TrustSM, Series 1	146,185,984	310.06	12/17/21	92,800
	(Cost $5,795,611)
	Total Purchased Options				145,090,944
	(Cost $135,564,283) (b)

WRITTEN OPTIONS — (9.2)%
CALL OPTIONS WRITTEN — (9.2)%

(3,712)	Invesco QQQ TrustSM, Series 1	(146,185,984)	362.89	12/17/21	(12,208,768)
	(Premiums received $8,061,884)

PUT OPTIONS WRITTEN — (0.0)%

(3,712)	Invesco QQQ TrustSM, Series 1	(146,185,984)	279.05	12/17/21	(33,408)
	(Premiums received $3,609,285)
	Total Written Options				(12,242,176)
	(Premiums received $11,671,169) (b)
	Net Other Assets and Liabilities — 0.1%				76,396
	Net Assets — 100.0%				$133,114,262

(a)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $18,805,349 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,849,695. The net unrealized appreciation was $8,955,654. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest Nasdaq-100® Buffer ETF - December (QDEC)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$189,098	$189,098	$—	$—
Call Options Purchased	144,998,144	—	144,998,144	—
Put Options Purchased	92,800	—	92,800	—
Total	$145,280,042	$189,098	$145,090,944	$—

LIABILITIES TABLE

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(12,208,768)	$—	$(12,208,768)	$—
Put Options Written	(33,408)	—	(33,408)	—
Total	$(12,242,176)	$—	$(12,242,176)	$—

Additional Information

First Trust Exchange-Traded Fund VIII

November 30, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Low Duration Strategic Focus ETF (LDSF)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 99.9%
	Capital Markets — 99.9%
166,913	First Trust Emerging Markets Local Currency Bond ETF (a)	$5,165,957
362,804	First Trust Enhanced Short Maturity ETF (a)	21,708,377
1,719,415	First Trust Low Duration Opportunities ETF (a)	86,263,051
793,892	First Trust Senior Loan Fund (a)	37,701,931
225,661	First Trust Tactical High Yield ETF (a)	10,630,890
818,122	First Trust TCW Unconstrained Plus Bond ETF (a)	21,541,152
420,769	iShares 0-5 Year Investment Grade Corporate Bond ETF	21,530,750
201,394	iShares CMBS ETF	10,809,823
	Total Exchange-Traded Funds — 99.9%	215,351,931
	(Cost $218,712,919)

	Money Market Funds — 0.1%
273,184	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	273,184
	(Cost $273,184)

	Total Investments — 100.0%	215,625,115
	(Cost $218,986,103) (c)
	Net Other Assets and Liabilities — (0.0)%	(28,875)
	Net Assets — 100.0%	$215,596,240

(a)	Investment in an affiliated fund.
(b)	Rate shown reflects yield as of November 30, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $119,555 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,480,543. The net unrealized depreciation was $3,360,988.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$215,351,931	$—	$—
Money Market Funds	273,184	—	—
Total Investments	$215,625,115	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2021, and for the fiscal year-to-date period (September 1, 2021 to November 30, 2021) are as follows:

Security Name	Shares at 11/30/2021	Value at 8/31/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2021	Dividend Income
First Trust Emerging Markets Local Currency Bond ETF	166,913	$4,515,997	$1,261,544	$(122,685)	$(489,905)	$1,006	$5,165,957	$72,296
First Trust Enhanced Short Maturity ETF	362,804	18,425,976	3,926,161	(607,781)	(35,718)	(261)	21,708,377	14,157
First Trust Low Duration Opportunities ETF	1,719,415	73,503,407	15,677,066	(2,008,105)	(909,635)	318	86,263,051	367,652
First Trust Senior Loan Fund	793,892	32,186,177	6,865,798	(1,019,608)	(336,306)	5,870	37,701,931	273,533
First Trust Tactical High Yield ETF	225,661	9,186,126	1,968,874	(250,502)	(289,612)	16,004	10,630,890	131,106
First Trust TCW Unconstrained Plus Bond ETF	818,122	18,399,566	3,915,205	(566,546)	(207,517)	444	21,541,152	101,153
		$156,217,249	$33,614,648	$(4,575,227)	$(2,268,693)	$23,381	$183,011,358	$959,897

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.8%
105	General Dynamics Corp.	$19,842
42	Huntington Ingalls Industries, Inc.	7,455
21	L3Harris Technologies, Inc.	4,391
36	Lockheed Martin Corp.	12,000
60	Northrop Grumman Corp.	20,928
99	Textron, Inc.	7,009
		71,625

	Air Freight & Logistics — 0.5%
78	Expeditors International of Washington, Inc.	9,486
45	United Parcel Service, Inc., Class B	8,927
		18,413

	Auto Components — 0.2%
187	BorgWarner, Inc.	8,093

	Banks — 0.2%
126	Citizens Financial Group, Inc.	5,956
45	Comerica, Inc.	3,714
		9,670

	Biotechnology — 1.0%
15	Amgen, Inc.	2,983
18	Biogen, Inc. (a)	4,243
183	Gilead Sciences, Inc.	12,614
21	Moderna, Inc. (a)	7,401
18	Regeneron Pharmaceuticals, Inc. (a)	11,458
		38,699

	Building Products — 1.9%
191	A.O. Smith Corp.	15,098
15	Allegion PLC	1,855
102	Carrier Global Corp.	5,520
337	Johnson Controls International PLC	25,194
9	Lennox International, Inc.	2,781
153	Masco Corp.	10,083
78	Trane Technologies PLC	14,559
		75,090

	Capital Markets — 3.0%
197	Bank of New York Mellon (The) Corp.	10,794
18	BlackRock, Inc.	16,283
162	Blackstone, Inc.	22,915
12	FactSet Research Systems, Inc.	5,623
30	MSCI, Inc.	18,883
99	Nasdaq, Inc.	20,120
69	T. Rowe Price Group, Inc.	13,796
105	Tradeweb Markets, Inc., Class A	10,080
		118,494

	Chemicals — 1.2%
354	Corteva, Inc.	15,930
210	Dow, Inc.	11,535

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
24	DuPont de Nemours, Inc.	$1,775
102	LyondellBasell Industries N.V., Class A	8,887
27	Sherwin-Williams (The) Co.	8,944
		47,071

	Communications Equipment — 2.9%
24	Arista Networks, Inc. (a)	2,977
682	Cisco Systems, Inc.	37,401
135	F5, Inc. (a)	30,723
731	Juniper Networks, Inc.	22,756
54	Motorola Solutions, Inc.	13,672
27	Ubiquiti, Inc.	8,081
		115,610

	Construction & Engineering — 0.6%
229	Quanta Services, Inc.	26,056

	Consumer Finance — 0.5%
60	Ally Financial, Inc.	2,750
102	Capital One Financial Corp.	14,334
45	Synchrony Financial	2,015
		19,099

	Containers & Packaging — 1.4%
78	Avery Dennison Corp.	15,995
399	International Paper Co.	18,163
327	Sealed Air Corp.	20,313
		54,471

	Distributors — 1.2%
99	Genuine Parts Co.	12,646
366	LKQ Corp.	20,460
24	Pool Corp.	13,299
		46,405

	Diversified Financial Services — 1.5%
213	Berkshire Hathaway, Inc., Class B (a)	58,935

	Diversified Telecommunication Services — 1.5%
1,082	AT&T, Inc.	24,702
600	Lumen Technologies, Inc.	7,404
568	Verizon Communications, Inc.	28,553
		60,659

	Electric Utilities — 2.4%
341	Evergy, Inc.	21,586
474	Exelon Corp.	24,994
476	FirstEnergy Corp.	17,926
231	NRG Energy, Inc.	8,321
105	Pinnacle West Capital Corp.	6,830
575	PPL Corp.	16,002
		95,659

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment — 1.1%
135	Eaton Corp. PLC	$21,878
123	Emerson Electric Co.	10,804
33	Rockwell Automation, Inc.	11,095
		43,777

	Electronic Equipment, Instruments & Components — 1.9%
120	CDW Corp.	22,723
90	Keysight Technologies, Inc. (a)	17,503
93	TE Connectivity Ltd.	14,316
24	Trimble, Inc. (a)	2,061
33	Zebra Technologies Corp., Class A (a)	19,430
		76,033

	Energy Equipment & Services — 0.0%
72	Baker Hughes Co.	1,680

	Equity Real Estate Investment Trusts — 3.6%
9	AvalonBay Communities, Inc.	2,150
120	Camden Property Trust	19,825
36	Duke Realty Corp.	2,100
51	Equity Residential	4,351
111	Extra Space Storage, Inc.	22,200
162	Iron Mountain, Inc.	7,361
96	Mid-America Apartment Communities, Inc.	19,800
24	Prologis, Inc.	3,618
72	Public Storage	23,571
141	Regency Centers Corp.	9,777
348	VICI Properties, Inc.	9,466
548	Weyerhaeuser Co.	20,610
		144,829

	Food & Staples Retailing — 2.5%
393	Albertsons Cos., Inc., Class A	13,830
45	Costco Wholesale Corp.	24,272
751	Kroger (The) Co.	31,189
45	Walgreens Boots Alliance, Inc.	2,016
205	Walmart, Inc.	28,829
		100,136

	Food Products — 1.2%
156	General Mills, Inc.	9,636
153	J.M. Smucker (The) Co.	19,350
246	Tyson Foods, Inc., Class A	19,424
		48,410

	Health Care Equipment & Supplies — 1.4%
3	Align Technology, Inc. (a)	1,835
291	Hologic, Inc. (a)	21,746
24	IDEXX Laboratories, Inc. (a)	14,594
27	Masimo Corp. (a)	7,509

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
36	ResMed, Inc.	$9,175
		54,859

	Health Care Providers & Services — 3.2%
57	Anthem, Inc.	23,155
75	Cardinal Health, Inc.	3,467
96	Centene Corp. (a)	6,855
21	Cigna Corp.	4,030
175	CVS Health Corp.	15,585
57	HCA Healthcare, Inc.	12,859
135	Henry Schein, Inc. (a)	9,593
15	Humana, Inc.	6,296
69	Laboratory Corp. of America Holdings (a)	19,688
138	Quest Diagnostics, Inc.	20,518
42	Universal Health Services, Inc., Class B	4,987
		127,033

	Health Care Technology — 0.5%
266	Cerner Corp.	18,740

	Hotels, Restaurants & Leisure — 0.7%
6	Chipotle Mexican Grill, Inc. (a)	9,860
15	Domino’s Pizza, Inc.	7,862
78	Yum! Brands, Inc.	9,582
		27,304

	Household Durables — 1.9%
63	D.R. Horton, Inc.	6,155
60	Garmin Ltd.	8,012
42	Lennar Corp., Class A	4,412
57	Mohawk Industries, Inc. (a)	9,569
67	Newell Brands, Inc.	1,439
6	NVR, Inc. (a)	31,352
169	PulteGroup, Inc.	8,455
27	Whirlpool Corp.	5,879
		75,273

	Industrial Conglomerates — 0.5%
129	3M Co.	21,935

	Insurance — 3.3%
372	Aflac, Inc.	20,140
109	Allstate (The) Corp.	11,850
42	Aon PLC, Class A	12,422
63	Chubb Ltd.	11,307
138	Cincinnati Financial Corp.	15,718
159	CNA Financial Corp.	6,621
24	Globe Life, Inc.	2,077
219	Loews Corp.	11,708
87	Marsh & McLennan Cos., Inc.	14,270

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
33	MetLife, Inc.	$1,936
24	Progressive (The) Corp.	2,231
120	Prudential Financial, Inc.	12,271
27	Travelers (The) Cos., Inc.	3,968
205	Unum Group	4,735
		131,254

	Interactive Media & Services — 5.2%
60	Alphabet, Inc., Class A (a)	170,277
123	Meta Platforms, Inc., Class A (a)	39,909
		210,186

	Internet & Direct Marketing Retail — 2.7%
24	Amazon.com, Inc. (a)	84,170
223	eBay, Inc.	15,043
33	Etsy, Inc. (a)	9,061
		108,274

	IT Services — 3.8%
96	Accenture PLC, Class A	34,310
12	Automatic Data Processing, Inc.	2,771
275	Cognizant Technology Solutions Corp., Class A	21,444
30	EPAM Systems, Inc. (a)	18,257
75	Gartner, Inc. (a)	23,419
192	International Business Machines Corp.	22,483
78	Jack Henry & Associates, Inc.	11,827
1	Kyndryl Holdings, Inc. (a)	9
33	Paychex, Inc.	3,934
995	Western Union (The) Co.	15,741
		154,195

	Life Sciences Tools & Services — 3.1%
147	Agilent Technologies, Inc.	22,182
96	Danaher Corp.	30,877
9	Mettler-Toledo International, Inc. (a)	13,627
78	PerkinElmer, Inc.	14,209
48	Waters Corp. (a)	15,747
60	West Pharmaceutical Services, Inc.	26,560
		123,202

	Machinery — 2.8%
87	Cummins, Inc.	18,248
30	Deere & Co.	10,366
105	Dover Corp.	17,204
102	Fortive Corp.	7,535
39	Ingersoll Rand, Inc.	2,275
51	Otis Worldwide Corp.	4,101
273	Pentair PLC	20,117
57	Snap-on, Inc.	11,737
57	Stanley Black & Decker, Inc.	9,961

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
96	Xylem, Inc.	$11,627
		113,171

	Media — 1.5%
235	Comcast Corp., Class A	11,745
363	DISH Network Corp., Class A (a)	11,344
259	Fox Corp., Class A	9,249
542	Interpublic Group of (The) Cos., Inc.	17,989
63	Omnicom Group, Inc.	4,240
123	ViacomCBS, Inc., Class B	3,807
		58,374

	Metals & Mining — 1.2%
141	Newmont Corp.	7,744
225	Nucor Corp.	23,909
243	Steel Dynamics, Inc.	14,531
		46,184

	Multiline Retail — 1.9%
42	Dollar General Corp.	9,294
86	Dollar Tree, Inc. (a)	11,509
207	Kohl’s Corp.	10,605
190	Target Corp.	46,330
		77,738

	Multi-Utilities — 0.3%
120	Consolidated Edison, Inc.	9,317
30	Public Service Enterprise Group, Inc.	1,874
		11,191

	Oil, Gas & Consumable Fuels — 2.1%
138	Chevron Corp.	15,576
515	Coterra Energy, Inc.	10,341
258	Devon Energy Corp.	10,851
24	EOG Resources, Inc.	2,088
426	Exxon Mobil Corp.	25,492
530	Kinder Morgan, Inc.	8,194
39	ONEOK, Inc.	2,334
372	Williams (The) Cos., Inc.	9,966
		84,842

	Personal Products — 0.2%
30	Estee Lauder (The) Cos., Inc., Class A	9,962

	Pharmaceuticals — 3.1%
162	Bristol-Myers Squibb Co.	8,688
123	Eli Lilly & Co.	30,509
129	Johnson & Johnson	20,115
1,021	Pfizer, Inc.	54,858
54	Zoetis, Inc.	11,990
		126,160

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services — 0.5%
108	Booz Allen Hamilton Holding Corp.	$9,066
108	Robert Half International, Inc.	12,006
		21,072

	Real Estate Management & Development — 0.7%
310	CBRE Group, Inc., Class A (a)	29,627

	Road & Rail — 0.4%
45	Old Dominion Freight Line, Inc.	15,983

	Semiconductors & Semiconductor Equipment — 4.4%
33	Advanced Micro Devices, Inc. (a)	5,226
96	Applied Materials, Inc.	14,130
531	Intel Corp.	26,125
30	KLA Corp.	12,244
9	Lam Research Corp.	6,119
66	NVIDIA Corp.	21,566
96	Qorvo, Inc. (a)	14,038
99	QUALCOMM, Inc.	17,876
99	Skyworks Solutions, Inc.	15,014
96	Teradyne, Inc.	14,676
147	Texas Instruments, Inc.	28,278
		175,292

	Software — 8.6%
30	Adobe, Inc. (a)	20,095
60	Cadence Design Systems, Inc. (a)	10,648
30	Fortinet, Inc. (a)	9,963
15	HubSpot, Inc. (a)	12,104
27	Intuit, Inc.	17,612
569	Microsoft Corp.	188,106
426	NortonLifeLock, Inc.	10,586
430	Oracle Corp.	39,018
147	SS&C Technologies Holdings, Inc.	11,221
42	Synopsys, Inc. (a)	14,322
84	VMware, Inc., Class A	9,806
		343,481

	Specialty Retail — 4.1%
33	Advance Auto Parts, Inc.	7,284
21	AutoZone, Inc. (a)	38,159
186	Bath & Body Works, Inc.	13,974
141	Best Buy Co., Inc.	15,067
84	Gap (The), Inc.	1,389
51	Home Depot (The), Inc.	20,431
114	Lowe’s Cos., Inc.	27,883
24	O’Reilly Automotive, Inc. (a)	15,316
84	Tractor Supply Co.	18,928
37	Victoria’s Secret & Co. (a)	2,008
24	Williams-Sonoma, Inc.	4,676
		165,115

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 7.8%
1,419	Apple, Inc.	$234,560
899	HP, Inc.	31,717
125	NetApp, Inc.	11,110
219	Seagate Technology Holdings PLC	22,485
728	Xerox Holdings Corp.	13,410
		313,282

	Textiles, Apparel & Luxury Goods — 0.7%
75	NIKE, Inc., Class B	12,693
36	Ralph Lauren Corp.	4,178
276	Tapestry, Inc.	11,073
78	Under Armour, Inc., Class A (a)	1,840
		29,784

	Tobacco — 0.9%
274	Altria Group, Inc.	11,683
291	Philip Morris International, Inc.	25,009
		36,692

	Trading Companies & Distributors — 0.2%
36	Fastenal Co.	2,130
12	W.W. Grainger, Inc.	5,777
		7,907
	Total Common Stocks — 99.8%	3,997,026
	(Cost $3,759,047)

	Money Market Funds — 0.1%
3,768	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	3,768
	(Cost $3,768)

	Total Investments — 99.9%	4,000,794
	(Cost $3,762,815) (c)
	Net Other Assets and Liabilities — 0.1%	4,732
	Net Assets — 100.0%	$4,005,526

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $363,301 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $125,322. The net unrealized appreciation was $237,979.

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,997,026	$—	$—
Money Market Funds	3,768	—	—
Total Investments	$4,000,794	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Aerospace & Defense — 0.4%
31	Huntington Ingalls Industries, Inc.	$5,503

	Automobiles — 0.3%
36	Thor Industries, Inc.	3,806

	Banks — 2.0%
155	Associated Banc-Corp.	3,394
90	Cathay General Bancorp	3,772
41	Comerica, Inc.	3,384
321	F.N.B. Corp.	3,743
41	Popular, Inc.	3,190
395	Umpqua Holdings Corp.	7,529
		25,012

	Biotechnology — 1.5%
47	Emergent BioSolutions, Inc. (a)	2,074
228	Exelixis, Inc. (a)	3,828
71	Halozyme Therapeutics, Inc. (a)	2,334
57	United Therapeutics Corp. (a)	10,802
		19,038

	Building Products — 3.2%
18	A.O. Smith Corp.	1,423
45	Advanced Drainage Systems, Inc.	5,567
150	Builders FirstSource, Inc. (a)	10,416
42	Carlisle Cos., Inc.	9,458
10	Lennox International, Inc.	3,090
91	Owens Corning	7,721
36	UFP Industries, Inc.	2,998
		40,673

	Capital Markets — 3.1%
39	Affiliated Managers Group, Inc.	6,635
21	Evercore, Inc., Class A	2,913
12	FactSet Research Systems, Inc.	5,623
64	Houlihan Lokey, Inc.	6,946
153	Janus Henderson Group PLC	6,538
123	Jefferies Financial Group, Inc.	4,622
18	Morningstar, Inc.	5,586
		38,863

	Chemicals — 1.9%
20	Balchem Corp.	3,160
247	Element Solutions, Inc.	5,649
136	Olin Corp.	7,392
54	Sensient Technologies Corp.	5,254
32	Westlake Chemical Corp.	2,973
		24,428

	Commercial Services & Supplies — 0.9%
76	CoreCivic, Inc. (a)	819

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
83	HNI Corp.	$3,279
60	MillerKnoll, Inc.	2,276
25	Tetra Tech, Inc.	4,617
		10,991

	Communications Equipment — 2.2%
132	Ciena Corp. (a)	7,950
28	F5, Inc. (a)	6,372
147	Juniper Networks, Inc.	4,576
26	Lumentum Holdings, Inc. (a)	2,256
223	NetScout Systems, Inc. (a)	6,668
		27,822

	Construction & Engineering — 2.3%
40	Dycom Industries, Inc. (a)	3,739
47	EMCOR Group, Inc.	5,609
41	MasTec, Inc. (a)	3,779
120	Quanta Services, Inc.	13,654
11	Valmont Industries, Inc.	2,629
		29,410

	Consumer Finance — 1.7%
4	Credit Acceptance Corp. (a)	2,499
494	Navient Corp.	9,747
14	OneMain Holdings, Inc.	697
518	SLM Corp.	9,210
		22,153

	Containers & Packaging — 0.4%
44	Greif, Inc., Class A	2,670
38	Sealed Air Corp.	2,360
		5,030

	Distributors — 0.6%
13	Pool Corp.	7,204

	Diversified Consumer Services — 0.7%
86	Adtalem Global Education, Inc. (a)	2,551
10	Graham Holdings Co., Class B	5,665
26	H&R Block, Inc.	616
		8,832

	Diversified Financial Services — 0.5%
95	Voya Financial, Inc.	5,903

	Diversified Telecommunication Services — 0.7%
227	EchoStar Corp., Class A (a)	6,213

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services (Continued)
221	Lumen Technologies, Inc.	$2,727
		8,940

	Electric Utilities — 1.0%
168	Hawaiian Electric Industries, Inc.	6,382
19	NRG Energy, Inc.	685
127	Portland General Electric Co.	6,181
		13,248

	Electrical Equipment — 1.4%
32	Acuity Brands, Inc.	6,443
47	Atkore, Inc. (a)	5,005
210	GrafTech International Ltd.	2,447
119	nVent Electric PLC	4,145
		18,040

	Electronic Equipment, Instruments & Components — 4.7%
134	Arrow Electronics, Inc. (a)	16,301
97	Avnet, Inc.	3,518
64	II-VI, Inc. (a)	4,002
119	TD SYNNEX Corp.	12,312
67	Trimble, Inc. (a)	5,753
312	Vishay Intertechnology, Inc.	6,355
20	Zebra Technologies Corp., Class A (a)	11,776
		60,017

	Equity Real Estate Investment Trusts — 8.5%
123	American Homes 4 Rent, Class A	4,931
174	Brixmor Property Group, Inc.	3,957
69	Camden Property Trust	11,400
134	Corporate Office Properties Trust	3,438
204	Cousins Properties, Inc.	7,703
152	CubeSmart	8,196
22	EastGroup Properties, Inc.	4,481
118	First Industrial Realty Trust, Inc.	7,128
610	GEO Group (The), Inc.	5,124
166	Highwoods Properties, Inc.	7,171
133	Iron Mountain, Inc.	6,044
117	Kilroy Realty Corp.	7,550
81	Life Storage, Inc.	10,703
70	National Storage Affiliates Trust	4,297
142	Omega Healthcare Investors, Inc.	3,967
161	PotlatchDeltic Corp.	8,717
203	Sabra Health Care REIT, Inc.	2,625
9	SL Green Realty Corp.	625
		108,057

	Food & Staples Retailing — 1.8%
204	Albertsons Cos., Inc., Class A	7,179

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
125	BJ’s Wholesale Club Holdings, Inc. (a)	$8,268
278	Sprouts Farmers Market, Inc. (a)	7,356
		22,803

	Food Products — 1.0%
183	Flowers Foods, Inc.	4,725
26	J.M. Smucker (The) Co.	3,288
129	TreeHouse Foods, Inc. (a)	4,735
		12,748

	Gas Utilities — 1.4%
71	National Fuel Gas Co.	4,104
344	UGI Corp.	14,190
		18,294

	Health Care Equipment & Supplies — 2.9%
2	ABIOMED, Inc. (a)	630
57	DENTSPLY SIRONA, Inc.	2,778
193	Envista Holdings Corp. (a)	7,488
40	Globus Medical, Inc., Class A (a)	2,505
33	Haemonetics Corp. (a)	1,691
17	ICU Medical, Inc. (a)	3,846
16	Masimo Corp. (a)	4,450
10	Penumbra, Inc. (a)	2,456
26	Quidel Corp. (a)	3,837
10	Shockwave Medical, Inc. (a)	1,802
38	STAAR Surgical Co. (a)	3,617
9	Tandem Diabetes Care, Inc. (a)	1,157
		36,257

	Health Care Providers & Services — 3.8%
14	Amedisys, Inc. (a)	1,955
69	AMN Healthcare Services, Inc. (a)	7,867
15	Apollo Medical Holdings, Inc. (a)	1,405
14	Cardinal Health, Inc.	647
3	Chemed Corp.	1,396
1	DaVita, Inc. (a)	95
13	Encompass Health Corp.	749
51	Henry Schein, Inc. (a)	3,624
19	LHC Group, Inc. (a)	2,180
45	Molina Healthcare, Inc. (a)	12,833
39	Patterson Cos., Inc.	1,227
167	Premier, Inc., Class A	6,191
39	Progyny, Inc. (a)	1,980
41	Tenet Healthcare Corp. (a)	2,988

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
25	Universal Health Services, Inc., Class B	$2,968
		48,105

	Health Care Technology — 0.6%
12	Inspire Medical Systems, Inc. (a)	2,679
29	Omnicell, Inc. (a)	5,133
		7,812

	Hotels, Restaurants & Leisure — 0.7%
27	Choice Hotels International, Inc.	3,876
46	Papa John’s International, Inc.	5,608
		9,484

	Household Durables — 2.2%
33	Meritage Homes Corp. (a)	3,725
29	Mohawk Industries, Inc. (a)	4,868
116	PulteGroup, Inc.	5,804
60	Toll Brothers, Inc.	3,808
157	Tri Pointe Homes, Inc. (a)	3,920
26	Whirlpool Corp.	5,661
		27,786

	Insurance — 5.4%
111	American Financial Group, Inc.	14,831
9	Assurant, Inc.	1,369
136	CNA Financial Corp.	5,663
390	CNO Financial Group, Inc.	8,837
51	Fidelity National Financial, Inc.	2,495
99	First American Financial Corp.	7,344
10	Hanover Insurance Group (The), Inc.	1,218
57	Loews Corp.	3,047
153	Mercury General Corp.	7,806
444	Old Republic International Corp.	10,638
234	Unum Group	5,405
		68,653

	Interactive Media & Services — 0.5%
55	Ziff Davis, Inc. (a)	6,263

	Internet & Direct Marketing Retail — 0.6%
10	Etsy, Inc. (a)	2,746
440	Qurate Retail, Inc., Series A	3,520
22	Revolve Group, Inc. (a)	1,675
		7,941

	IT Services — 0.9%
41	Alliance Data Systems Corp.	2,795
46	Genpact Ltd.	2,220

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
41	Maximus, Inc.	$3,093
29	TTEC Holdings, Inc.	2,447
64	Western Union (The) Co.	1,013
		11,568

	Leisure Products — 1.1%
40	Brunswick Corp.	3,756
136	Mattel, Inc. (a)	2,885
31	Polaris, Inc.	3,466
45	YETI Holdings, Inc. (a)	4,147
		14,254

	Life Sciences Tools & Services — 2.6%
10	Bio-Rad Laboratories, Inc., Class A (a)	7,532
11	Bio-Techne Corp.	5,192
46	Bruker Corp.	3,726
15	Charles River Laboratories International, Inc. (a)	5,488
15	Medpace Holdings, Inc. (a)	3,111
14	Repligen Corp. (a)	4,011
10	West Pharmaceutical Services, Inc.	4,427
		33,487

	Machinery — 3.5%
87	AGCO Corp.	9,588
37	Crane Co.	3,572
21	Flowserve Corp.	630
8	Lincoln Electric Holdings, Inc.	1,080
68	Oshkosh Corp.	7,317
30	Snap-on, Inc.	6,177
153	Terex Corp.	6,484
30	Toro (The) Co.	3,017
34	Watts Water Technologies, Inc., Class A	6,416
		44,281

	Media — 1.6%
61	AMC Networks, Inc., Class A (a)	2,355
158	Interpublic Group of (The) Cos., Inc.	5,244
87	John Wiley & Sons, Inc., Class A	4,522
33	New York Times (The) Co., Class A	1,567
20	Nexstar Media Group, Inc., Class A	2,990
186	TEGNA, Inc.	3,674
		20,352

	Metals & Mining — 2.1%
86	Alcoa Corp.	4,001
112	Commercial Metals Co.	3,461
68	Reliance Steel & Aluminum Co.	10,107

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining (Continued)
76	Steel Dynamics, Inc.	$4,545
102	United States Steel Corp.	2,306
50	Worthington Industries, Inc.	2,399
		26,819

	Multiline Retail — 0.9%
23	Dillard’s, Inc., Class A	6,300
62	Kohl’s Corp.	3,176
46	Macy’s, Inc.	1,311
		10,787

	Multi-Utilities — 0.4%
181	MDU Resources Group, Inc.	4,929

	Oil, Gas & Consumable Fuels — 1.6%
228	Antero Midstream Corp.	2,214
168	Coterra Energy, Inc.	3,373
264	Marathon Oil Corp.	4,089
13	PDC Energy, Inc.	656
90	Targa Resources Corp.	4,647
1	Texas Pacific Land Corp.	1,209
169	World Fuel Services Corp.	4,223
		20,411

	Paper & Forest Products — 1.0%
196	Louisiana-Pacific Corp.	12,809

	Personal Products — 0.8%
75	Edgewell Personal Care Co.	3,185
148	Nu Skin Enterprises, Inc., Class A	6,494
		9,679

	Pharmaceuticals — 0.8%
24	Jazz Pharmaceuticals PLC (a)	2,877
124	Prestige Consumer Healthcare, Inc. (a)	6,938
		9,815

	Professional Services — 3.2%
61	ASGN, Inc. (a)	7,423
19	CACI International, Inc., Class A (a)	4,929
51	Exponent, Inc.	5,942
27	FTI Consulting, Inc. (a)	3,944
6	Insperity, Inc.	695
83	ManpowerGroup, Inc.	7,439
58	Robert Half International, Inc.	6,448
38	TriNet Group, Inc. (a)	3,811
		40,631

	Real Estate Management & Development — 1.4%
77	Jones Lang LaSalle, Inc. (a)	18,088

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail — 1.9%
156	Knight-Swift Transportation Holdings, Inc.	$8,931
88	Ryder System, Inc.	7,311
9	Saia, Inc. (a)	2,981
121	Schneider National, Inc., Class B	2,977
40	Werner Enterprises, Inc.	1,804
		24,004

	Semiconductors & Semiconductor Equipment — 2.6%
118	Amkor Technology, Inc.	2,544
117	Cirrus Logic, Inc. (a)	9,381
127	Lattice Semiconductor Corp. (a)	9,643
32	MaxLinear, Inc. (a)	2,154
27	MKS Instruments, Inc.	4,108
6	Silicon Laboratories, Inc. (a)	1,178
15	Synaptics, Inc. (a)	4,234
		33,242

	Software — 3.9%
18	Altair Engineering, Inc., Class A (a)	1,340
16	CDK Global, Inc.	618
48	CommVault Systems, Inc. (a)	3,018
15	Consensus Cloud Solutions, Inc. (a)	940
22	Dolby Laboratories, Inc., Class A	1,835
20	Dropbox, Inc., Class A (a)	492
42	InterDigital, Inc.	2,852
62	Manhattan Associates, Inc. (a)	9,682
50	Mimecast Ltd. (a)	4,050
27	NortonLifeLock, Inc.	671
17	Paylocity Holding Corp. (a)	4,290
28	Rapid7, Inc. (a)	3,474
30	Sprout Social, Inc., Class A (a)	3,350
23	SPS Commerce, Inc. (a)	3,243
80	Teradata Corp. (a)	3,474
45	Workiva, Inc. (a)	6,276
		49,605

	Specialty Retail — 5.5%
157	Aaron’s (The) Co., Inc.	3,485
4	Advance Auto Parts, Inc.	883
98	American Eagle Outfitters, Inc.	2,537
134	AutoNation, Inc. (a)	16,596
88	Bath & Body Works, Inc.	6,612
145	Dick’s Sporting Goods, Inc.	17,046
122	Foot Locker, Inc.	5,568
24	Murphy USA, Inc.	4,160
15	Penske Automotive Group, Inc.	1,494
38	Victoria’s Secret & Co. (a)	2,063
45	Williams-Sonoma, Inc.	8,768
		69,212

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 0.9%
54	3D Systems Corp. (a)	$1,230
39	NetApp, Inc.	3,466
337	Xerox Holdings Corp.	6,208
		10,904

	Textiles, Apparel & Luxury Goods — 2.5%
35	Carter’s, Inc.	3,536
62	Crocs, Inc. (a)	10,169
21	Deckers Outdoor Corp. (a)	8,513
203	Levi Strauss & Co., Class A	5,191
58	Tapestry, Inc.	2,327
90	Under Armour, Inc., Class A (a)	2,123
		31,859

	Thrifts & Mortgage Finance — 1.0%
87	Essent Group Ltd.	3,617
263	MGIC Investment Corp.	3,708
61	New York Community Bancorp, Inc.	731
29	PennyMac Financial Services, Inc.	1,837
152	Radian Group, Inc.	3,096
		12,989

	Trading Companies & Distributors — 0.6%
8	MSC Industrial Direct Co., Inc., Class A	629
13	SiteOne Landscape Supply, Inc. (a)	3,125
15	Watsco, Inc.	4,391
		8,145
	Total Common Stocks — 99.7%	1,266,986
	(Cost $1,199,071)

	Money Market Funds — 0.2%
2,931	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	2,931
	(Cost $2,931)

	Total Investments — 99.9%	1,269,917
	(Cost $1,202,002) (c)
	Net Other Assets and Liabilities — 0.1%	821
	Net Assets — 100.0%	$1,270,738

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $119,784 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $51,869. The net unrealized appreciation was $67,915.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,266,986	$—	$—
Money Market Funds	2,931	—	—
Total Investments	$1,269,917	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Auto Components — 1.1%
88	Gentherm, Inc. (a)	$7,431
146	Standard Motor Products, Inc.	7,306
192	XPEL, Inc. (a) (b)	13,803
		28,540

	Banks — 5.4%
218	Atlantic Union Bankshares Corp.	7,087
378	Berkshire Hills Bancorp, Inc.	10,096
130	Customers Bancorp, Inc. (a)	7,493
16	Eagle Bancorp, Inc.	902
472	F.N.B. Corp.	5,504
58	First Financial Bancorp	1,334
114	Hancock Whitney Corp.	5,447
572	Hilltop Holdings, Inc.	19,465
150	HomeStreet, Inc.	7,405
939	Hope Bancorp, Inc.	13,475
162	Popular, Inc.	12,607
210	ServisFirst Bancshares, Inc.	16,882
174	Triumph Bancorp, Inc. (a)	22,159
420	WesBanco, Inc.	13,671
		143,527

	Beverages — 0.5%
176	Celsius Holdings, Inc. (a)	12,040

	Biotechnology — 4.3%
272	Alkermes PLC (a)	5,962
184	AnaptysBio, Inc. (a)	5,953
68	Anika Therapeutics, Inc. (a)	2,661
456	Avid Bioservices, Inc. (a)	13,935
80	Blueprint Medicines Corp. (a)	7,696
190	Eagle Pharmaceuticals, Inc. (a)	9,059
120	Emergent BioSolutions, Inc. (a)	5,294
80	Enanta Pharmaceuticals, Inc. (a)	7,062
242	Halozyme Therapeutics, Inc. (a)	7,957
736	Ironwood Pharmaceuticals, Inc. (a)	8,162
132	iTeos Therapeutics, Inc. (a)	4,660
96	Myriad Genetics, Inc. (a)	2,483
64	Natera, Inc. (a)	5,854
260	Sage Therapeutics, Inc. (a)	10,117
446	Vanda Pharmaceuticals, Inc. (a)	7,225
278	Vericel Corp. (a)	10,344
		114,424

	Building Products — 0.9%
22	Advanced Drainage Systems, Inc.	2,722
178	Apogee Enterprises, Inc.	7,351
54	CSW Industrials, Inc.	6,491
290	Resideo Technologies, Inc. (a)	7,566
		24,130

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets — 2.5%
326	Brightsphere Investment Group, Inc.	$9,790
362	Donnelley Financial Solutions, Inc. (a)	16,913
28	Evercore, Inc., Class A	3,883
328	Hercules Capital, Inc.	5,392
118	Houlihan Lokey, Inc.	12,808
157	Moelis & Co., Class A	9,626
24	Piper Sandler Cos.	3,978
12	Virtus Investment Partners, Inc.	3,568
		65,958

	Chemicals — 1.0%
492	AdvanSix, Inc.	22,283
56	Sensient Technologies Corp.	5,448
		27,731

	Commercial Services & Supplies — 0.5%
278	ABM Industries, Inc.	12,510

	Communications Equipment — 2.0%
294	ADTRAN, Inc.	5,992
278	Calix, Inc. (a)	18,615
130	Cambium Networks Corp. (a)	3,537
438	NETGEAR, Inc. (a)	11,712
494	NetScout Systems, Inc. (a)	14,770
		54,626

	Construction & Engineering — 2.1%
78	Comfort Systems USA, Inc.	7,400
16	Dycom Industries, Inc. (a)	1,496
78	EMCOR Group, Inc.	9,308
218	MYR Group, Inc. (a)	24,135
554	Sterling Construction Co., Inc. (a)	14,276
		56,615

	Consumer Finance — 1.2%
1,191	Navient Corp.	23,498
88	Nelnet, Inc., Class A	7,586
		31,084

	Containers & Packaging — 0.4%
286	Ranpak Holdings Corp. (a)	11,334

	Diversified Consumer Services — 0.9%
8	Graham Holdings Co., Class B	4,532
52	H&R Block, Inc.	1,231
682	Houghton Mifflin Harcourt Co. (a)	10,612
903	Perdoceo Education Corp. (a)	8,895
		25,270

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Financial Services — 0.5%
454	Cannae Holdings, Inc. (a)	$13,425

	Diversified Telecommunication Services — 0.7%
480	EchoStar Corp., Class A (a)	13,138
80	IDT Corp., Class B (a)	4,342
		17,480

	Electric Utilities — 0.8%
180	Hawaiian Electric Industries, Inc.	6,838
112	Otter Tail Corp.	7,324
164	Portland General Electric Co.	7,982
		22,144

	Electrical Equipment — 1.8%
16	Acuity Brands, Inc.	3,221
92	Atkore, Inc. (a)	9,798
132	Encore Wire Corp.	18,541
36	Generac Holdings, Inc. (a)	15,165
212	GrafTech International Ltd.	2,470
		49,195

	Electronic Equipment, Instruments & Components — 2.4%
18	Badger Meter, Inc.	1,843
502	Benchmark Electronics, Inc.	11,837
36	CTS Corp.	1,254
14	Insight Enterprises, Inc. (a)	1,381
188	Knowles Corp. (a)	4,083
306	Methode Electronics, Inc.	13,608
14	OSI Systems, Inc. (a)	1,273
60	PC Connection, Inc.	2,630
134	Plexus Corp. (a)	11,275
70	Sanmina Corp. (a)	2,558
662	Vishay Intertechnology, Inc.	13,485
		65,227

	Energy Equipment & Services — 0.3%
94	Aspen Aerogels, Inc. (a)	5,373
34	Nabors Industries Ltd. (a)	2,770
		8,143

	Equity Real Estate Investment Trusts — 4.2%
94	Brandywine Realty Trust	1,208
242	City Office REIT, Inc.	4,037
118	First Industrial Realty Trust, Inc.	7,128
881	GEO Group (The), Inc.	7,400
92	Gladstone Land Corp.	2,629
300	Independence Realty Trust, Inc.	7,350
112	Industrial Logistics Properties Trust	2,482

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
280	iStar, Inc.	$6,815
254	National Health Investors, Inc.	13,269
294	National Storage Affiliates Trust	18,046
228	Office Properties Income Trust	5,410
72	Piedmont Office Realty Trust, Inc., Class A	1,251
262	PotlatchDeltic Corp.	14,185
506	Preferred Apartment Communities, Inc.	6,669
424	Sabra Health Care REIT, Inc.	5,482
95	Tanger Factory Outlet Centers, Inc.	1,882
294	UMH Properties, Inc.	6,786
		112,029

	Food & Staples Retailing — 2.5%
156	BJ’s Wholesale Club Holdings, Inc. (a)	10,319
222	Ingles Markets, Inc., Class A	17,045
630	SpartanNash Co.	15,076
58	Sprouts Farmers Market, Inc. (a)	1,535
134	United Natural Foods, Inc. (a)	6,663
240	Weis Markets, Inc.	15,108
		65,746

	Food Products — 0.2%
88	Darling Ingredients, Inc. (a)	5,942

	Health Care Equipment & Supplies — 5.0%
506	AngioDynamics, Inc. (a)	13,029
102	AtriCure, Inc. (a)	6,467
108	CryoPort, Inc. (a)	7,175
138	Cutera, Inc. (a)	4,811
22	Globus Medical, Inc., Class A (a)	1,378
24	Haemonetics Corp. (a)	1,230
12	Heska Corp. (a)	1,931
60	ICU Medical, Inc. (a)	13,572
212	Inogen, Inc. (a)	6,477
82	Integer Holdings Corp. (a)	6,539
122	LeMaitre Vascular, Inc.	5,708
704	Meridian Bioscience, Inc. (a)	14,017
308	Natus Medical, Inc. (a)	6,961
402	Orthofix Medical, Inc. (a)	12,305
80	Quidel Corp. (a)	11,805
64	Shockwave Medical, Inc. (a)	11,535
83	STAAR Surgical Co. (a)	7,901
		132,841

	Health Care Providers & Services — 4.0%
28	Addus HomeCare Corp. (a)	2,442

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
10	Amedisys, Inc. (a)	$1,396
158	AMN Healthcare Services, Inc. (a)	18,014
128	Apollo Medical Holdings, Inc. (a)	11,990
80	CorVel Corp. (a)	15,040
88	Fulgent Genetics, Inc. (a)	8,230
208	Joint (The) Corp. (a)	16,623
50	LHC Group, Inc. (a)	5,736
50	ModivCare, Inc. (a)	6,851
132	Owens & Minor, Inc.	5,280
360	Premier, Inc., Class A	13,345
12	US Physical Therapy, Inc.	1,032
		105,979

	Health Care Technology — 2.2%
70	Inspire Medical Systems, Inc. (a)	15,629
801	NextGen Healthcare, Inc. (a)	12,416
104	Omnicell, Inc. (a)	18,408
28	OptimizeRx Corp. (a)	1,820
108	Phreesia, Inc. (a)	6,229
70	Vocera Communications, Inc. (a)	4,084
		58,586

	Hotels, Restaurants & Leisure — 0.4%
77	Papa John’s International, Inc.	9,388
20	RCI Hospitality Holdings, Inc.	1,266
		10,654

	Household Durables — 2.6%
192	Century Communities, Inc.	13,645
634	Ethan Allen Interiors, Inc.	14,265
18	Lovesac (The) Co. (a)	1,139
102	M/I Homes, Inc. (a)	5,701
68	Meritage Homes Corp. (a)	7,675
98	Skyline Champion Corp. (a)	7,669
36	Sonos, Inc. (a)	1,139
146	Taylor Morrison Home Corp. (a)	4,535
592	Tri Pointe Homes, Inc. (a)	14,782
		70,550

	Household Products — 0.3%
68	Spectrum Brands Holdings, Inc.	6,807

	Insurance — 3.4%
204	Argo Group International Holdings Ltd.	11,073
330	CNO Financial Group, Inc.	7,478
446	Employers Holdings, Inc.	17,220
60	Enstar Group Ltd. (a)	13,386
60	HCI Group, Inc.	6,624
178	Horace Mann Educators Corp.	6,598

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
144	Mercury General Corp.	$7,347
78	Safety Insurance Group, Inc.	6,027
92	Selective Insurance Group, Inc.	6,950
98	Stewart Information Services Corp.	6,980
		89,683

	Interactive Media & Services — 0.2%
56	Ziff Davis, Inc. (a)	6,377

	Internet & Direct Marketing Retail — 0.8%
186	Liquidity Services, Inc. (a)	4,217
90	Revolve Group, Inc. (a)	6,855
80	Shutterstock, Inc.	9,121
		20,193

	IT Services — 1.6%
92	Alliance Data Systems Corp.	6,271
58	CSG Systems International, Inc.	3,057
62	ExlService Holdings, Inc. (a)	8,052
16	Maximus, Inc.	1,207
166	Perficient, Inc. (a)	22,747
		41,334

	Leisure Products — 2.9%
74	Acushnet Holdings Corp.	4,024
194	Clarus Corp.	5,120
1,069	Nautilus, Inc. (a)	7,323
1,121	Smith & Wesson Brands, Inc.	25,503
170	Sturm Ruger & Co., Inc.	12,187
508	Vista Outdoor, Inc. (a)	22,184
20	YETI Holdings, Inc. (a)	1,843
		78,184

	Life Sciences Tools & Services — 0.4%
20	Medpace Holdings, Inc. (a)	4,148
26	Repligen Corp. (a)	7,449
		11,597

	Machinery — 2.9%
70	Franklin Electric Co., Inc.	6,164
68	Helios Technologies, Inc.	6,823
190	Hillenbrand, Inc.	8,474
20	Kadant, Inc.	4,689
42	Lindsay Corp.	6,112
604	Manitowoc (The) Co., Inc. (a)	11,512
130	Mueller Industries, Inc.	7,193
84	REV Group, Inc.	1,319
166	Shyft Group (The), Inc.	8,069
30	Terex Corp.	1,271

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
86	Watts Water Technologies, Inc., Class A	$16,229
		77,855

	Marine — 0.8%
410	Genco Shipping & Trading Ltd.	6,318
200	Matson, Inc.	16,306
		22,624

	Media — 1.7%
110	AMC Networks, Inc., Class A (a)	4,247
314	Gray Television, Inc.	6,475
102	John Wiley & Sons, Inc., Class A	5,302
166	TechTarget, Inc. (a)	16,041
456	TEGNA, Inc.	9,006
126	Thryv Holdings, Inc. (a)	4,925
		45,996

	Metals & Mining — 2.3%
298	Alcoa Corp.	13,866
236	Commercial Metals Co.	7,292
406	Schnitzer Steel Industries, Inc., Class A	19,529
939	TimkenSteel Corp. (a)	13,447
274	Warrior Met Coal, Inc.	5,888
40	Worthington Industries, Inc.	1,919
		61,941

	Multiline Retail — 0.5%
108	Big Lots, Inc.	4,685
36	Dillard’s, Inc., Class A	9,860
		14,545

	Multi-Utilities — 0.0%
30	Avista Corp.	1,155

	Oil, Gas & Consumable Fuels — 3.2%
178	California Resources Corp.	6,954
124	Civitas Resources, Inc.	6,338
214	CONSOL Energy, Inc. (a)	4,697
122	Denbury, Inc. (a)	9,714
1,013	Dorian LPG Ltd.	12,470
484	Magnolia Oil & Gas Corp., Class A	9,181
114	Murphy Oil Corp.	3,030
250	Scorpio Tankers, Inc.	3,478
246	Whiting Petroleum Corp. (a)	15,914
496	World Fuel Services Corp.	12,395
		84,171

	Paper & Forest Products — 1.1%
444	Louisiana-Pacific Corp.	29,015

Shares	Description	Value

	Common Stocks (Continued)
	Paper & Forest Products (Continued)
30	Schweitzer-Mauduit International, Inc.	$861
		29,876

	Personal Products — 0.2%
32	Nu Skin Enterprises, Inc., Class A	1,404
440	Veru, Inc. (a)	3,300
		4,704

	Pharmaceuticals — 2.4%
696	Amphastar Pharmaceuticals, Inc. (a)	13,614
434	Collegium Pharmaceutical, Inc. (a)	7,630
316	Corcept Therapeutics, Inc. (a)	6,636
660	Innoviva, Inc. (a)	11,035
24	Pacira BioSciences, Inc. (a)	1,263
250	Prestige Consumer Healthcare, Inc. (a)	13,987
326	Supernus Pharmaceuticals, Inc. (a)	9,770
		63,935

	Professional Services — 1.9%
354	Heidrick & Struggles International, Inc.	15,282
124	Kforce, Inc.	9,502
210	Korn Ferry	15,275
298	Upwork, Inc. (a)	11,104
		51,163

	Real Estate Management & Development — 1.5%
80	Cushman & Wakefield PLC (a)	1,414
182	eXp World Holdings, Inc.	6,681
532	Realogy Holdings Corp. (a)	8,081
368	RMR Group (The), Inc., Class A	12,023
272	St Joe (The) Co.	13,059
		41,258

	Road & Rail — 3.0%
269	ArcBest Corp.	27,728
138	Daseke, Inc. (a)	1,332
458	Heartland Express, Inc.	7,667
398	Marten Transport Ltd.	6,400
150	Ryder System, Inc.	12,462
34	Saia, Inc. (a)	11,260
538	Schneider National, Inc., Class B	13,235
		80,084

	Semiconductors & Semiconductor Equipment — 3.6%
148	Alpha & Omega Semiconductor Ltd. (a)	7,270
346	Amkor Technology, Inc.	7,460
104	Cirrus Logic, Inc. (a)	8,339
202	Cohu, Inc. (a)	6,660

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
246	Kulicke & Soffa Industries, Inc.	$14,184
266	Lattice Semiconductor Corp. (a)	20,197
1,019	Photronics, Inc. (a)	13,461
66	Synaptics, Inc. (a)	18,628
		96,199

	Software — 3.2%
118	Agilysys, Inc. (a)	5,139
42	Altair Engineering, Inc., Class A (a)	3,127
58	Asana, Inc., Class A (a)	6,029
118	CommVault Systems, Inc. (a)	7,420
250	Ebix, Inc.	7,640
60	InterDigital, Inc.	4,075
80	Mitek Systems, Inc. (a)	1,370
156	Sprout Social, Inc., Class A (a)	17,422
14	SPS Commerce, Inc. (a)	1,974
122	Workiva, Inc. (a)	17,015
724	Xperi Holding Corp.	12,974
		84,185

	Specialty Retail — 3.9%
240	Aaron’s (The) Co., Inc.	5,328
162	Abercrombie & Fitch Co., Class A (a)	5,832
140	Big 5 Sporting Goods Corp.	3,322
56	Buckle (The), Inc.	2,634
170	Citi Trends, Inc. (a)	14,416
20	Genesco, Inc. (a)	1,264
84	Group 1 Automotive, Inc.	16,359
354	Haverty Furniture Cos., Inc.	10,588
188	Hibbett, Inc.	14,655
234	Lumber Liquidators Holdings, Inc. (a)	3,589
254	MarineMax, Inc. (a)	13,531
44	Signet Jewelers Ltd.	4,274
162	Zumiez, Inc. (a)	7,413
		103,205

	Technology Hardware, Storage & Peripherals — 0.8%
438	Avid Technology, Inc. (a)	14,042
370	Xerox Holdings Corp.	6,816
		20,858

	Textiles, Apparel & Luxury Goods — 1.5%
114	Crocs, Inc. (a)	18,698
16	Deckers Outdoor Corp. (a)	6,487
110	Fossil Group, Inc. (a)	1,315
224	G-III Apparel Group Ltd. (a)	6,639
48	Kontoor Brands, Inc.	2,588

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
92	Movado Group, Inc.	$4,128
		39,855

	Thrifts & Mortgage Finance — 1.0%
6	Kearny Financial Corp.	76
929	MGIC Investment Corp.	13,099
484	Northwest Bancshares, Inc.	6,427
372	Radian Group, Inc.	7,578
		27,180

	Tobacco — 0.5%
264	Universal Corp.	12,294
88	Vector Group Ltd.	1,368
		13,662

	Trading Companies & Distributors — 3.3%
76	BlueLinx Holdings, Inc. (a)	5,361
386	Boise Cascade Co.	25,024
284	Rush Enterprises, Inc., Class A	14,473
48	SiteOne Landscape Supply, Inc. (a)	11,537
188	Veritiv Corp. (a)	23,696
68	WESCO International, Inc. (a)	8,441
		88,532

	Wireless Telecommunication Services — 0.4%
114	Gogo, Inc. (a)	1,461
180	Telephone and Data Systems, Inc.	3,182
170	United States Cellular Corp. (a)	4,949
		9,592
	Total Common Stocks — 99.7%	2,662,480
	(Cost $2,553,235)

	Money Market Funds — 0.2%
5,688	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	5,688
	(Cost $5,688)

	Total Investments — 99.9%	2,668,168
	(Cost $2,558,923) (d)
	Net Other Assets and Liabilities — 0.1%	2,212
	Net Assets — 100.0%	$2,670,380

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(c)	Rate shown reflects yield as of November 30, 2021.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $238,994 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $129,749. The net unrealized appreciation was $109,245.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,662,480	$—	$—
Money Market Funds	5,688	—	—
Total Investments	$2,668,168	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Innovation Leaders ETF (ILDR)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 98.9%
	Aerospace & Defense — 3.1%
452	AeroVironment, Inc. (a)	$36,503
186	Northrop Grumman Corp.	64,877
		101,380

	Automobiles — 1.0%
30	Tesla, Inc. (a)	34,343

	Biotechnology — 12.2%
277	Alnylam Pharmaceuticals, Inc. (a)	50,912
596	Apellis Pharmaceuticals, Inc. (a)	25,080
1,082	Arcus Biosciences, Inc. (a)	47,392
405	BioAtla, Inc. (a)	10,226
176	Intellia Therapeutics, Inc. (a)	20,242
1,407	Myovant Sciences Ltd. (a)	23,652
120	Regeneron Pharmaceuticals, Inc. (a)	76,384
602	REGENXBIO, Inc. (a)	19,264
747	Rocket Pharmaceuticals, Inc. (a)	18,249
229	SpringWorks Therapeutics, Inc. (a)	16,454
875	TG Therapeutics, Inc. (a)	13,300
317	Ultragenyx Pharmaceutical, Inc. (a)	23,848
244	Vertex Pharmaceuticals, Inc. (a)	45,613
681	Y-mAbs Therapeutics, Inc. (a)	11,631
		402,247

	Capital Markets — 0.7%
77	Coinbase Global, Inc., Class A (a)	24,255

	Communications Equipment — 5.1%
248	Arista Networks, Inc. (a)	30,767
653	Cambium Networks Corp. (a)	17,768
626	Ciena Corp. (a)	37,704
204	F5, Inc. (a)	46,426
3,354	Telefonaktiebolaget LM Ericsson, Class B (b)	33,716
		166,381

	Construction & Engineering — 1.2%
423	MasTec, Inc. (a)	38,988

	Diversified Telecommunication Services — 0.9%
1,713	Radius Global Infrastructure, Inc., Class A (a)	28,264

	Electrical Equipment — 3.0%
123	Acuity Brands, Inc.	24,766
1,156	Bloom Energy Corp., Class A (a)	31,767
240	Schneider Electric SE (b)	42,593
		99,126

	Electronic Equipment, Instruments & Components — 5.0%
207	Keysight Technologies, Inc. (a)	40,258
244	TE Connectivity Ltd.	37,559
399	Trimble, Inc. (a)	34,262
1,004	Vontier Corp.	31,636

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
36	Zebra Technologies Corp., Class A (a)	$21,196
		164,911

	Entertainment — 0.9%
45	Netflix, Inc. (a)	28,885

	Equity Real Estate Investment Trusts — 0.6%
24	Equinix, Inc.	19,493

	Health Care Equipment & Supplies — 3.6%
57	Align Technology, Inc. (a)	34,857
30	Dexcom, Inc. (a)	16,878
520	Globus Medical, Inc., Class A (a)	32,563
51	Intuitive Surgical, Inc. (a)	16,541
345	Outset Medical, Inc. (a)	16,353
		117,192

	Health Care Providers & Services — 0.9%
351	Castle Biosciences, Inc. (a)	14,507
153	Guardant Health, Inc. (a)	16,083
		30,590

	Hotels, Restaurants & Leisure — 0.6%
105	Airbnb, Inc., Class A (a)	18,117

	Household Durables — 1.1%
300	Sony Group Corp. (b)	36,603

	Industrial Conglomerates — 1.7%
108	Honeywell International, Inc.	21,842
221	Siemens AG (b)	35,231
		57,073

	Interactive Media & Services — 8.1%
48	Alphabet, Inc., Class C (a)	136,754
226	Meta Platforms, Inc., Class A (a)	73,328
653	Snap, Inc., Class A (a)	31,089
945	TripAdvisor, Inc. (a)	24,438
		265,609

	Internet & Direct Marketing Retail — 5.5%
35	Amazon.com, Inc. (a)	122,747
213	Etsy, Inc. (a)	58,486
		181,233

	IT Services — 6.5%
6	Adyen N.V. (a) (b) (c) (d)	16,619
50	MongoDB, Inc. (a)	24,905
301	Pagseguro Digital Ltd., Class A (a)	7,694
192	PayPal Holdings, Inc. (a)	35,499
219	Square, Inc., Class A (a)	45,624
1,563	Switch, Inc., Class A	42,748

First Trust Innovation Leaders ETF (ILDR)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
141	Twilio, Inc., Class A (a)	$40,347
		213,436

	Leisure Products — 0.8%
230	Polaris, Inc.	25,712

	Life Sciences Tools & Services — 0.4%
354	NanoString Technologies, Inc. (a)	14,549

	Machinery — 0.6%
100	FANUC Corp. (b)	19,604

	Pharmaceuticals — 0.8%
291	Reata Pharmaceuticals, Inc., Class A (a)	24,910

	Road & Rail — 2.1%
1,792	Uber Technologies, Inc. (a)	68,096

	Semiconductors & Semiconductor Equipment — 8.7%
696	Allegro MicroSystems, Inc. (a)	21,736
93	Lam Research Corp.	63,226
200	NVIDIA Corp.	65,352
201	NXP Semiconductors N.V.	44,895
1,198	Rambus, Inc. (a)	32,226
154	Skyworks Solutions, Inc.	23,356
240	Teradyne, Inc.	36,689
		287,480

	Software — 23.8%
189	Autodesk, Inc. (a)	48,042
175	Crowdstrike Holdings, Inc., Class A (a)	38,000
138	CyberArk Software Ltd. (a)	23,853
230	Datadog, Inc., Class A (a)	41,007
306	Domo, Inc., Class B (a)	22,139
763	Dynatrace, Inc. (a)	47,955
176	Elastic N.V. (a)	27,361
153	Five9, Inc. (a)	21,776
111	Fortinet, Inc. (a)	36,864
199	Microsoft Corp.	65,787
758	ON24, Inc. (a)	12,007
1,497	Palantir Technologies, Inc., Class A (a)	30,913
132	RingCentral, Inc., Class A (a)	28,509
268	salesforce.com, Inc. (a)	76,369
102	ServiceNow, Inc. (a)	66,065
298	Smartsheet, Inc., Class A (a)	19,072
629	Telos Corp. (a)	9,907
473	Tenable Holdings, Inc. (a)	23,366
424	Trade Desk (The), Inc., Class A (a)	43,850
265	Workday, Inc., Class A (a)	72,671
199	Workiva, Inc. (a)	27,755
		783,268

Shares	Description	Value

	Total Common Stocks — 98.9%	$3,251,745
	(Cost $3,225,376)

	Money Market Funds — 1.1%
35,773	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (e)	35,773
	(Cost $35,773)

	Total Investments — 100.0%	3,287,518
	(Cost $3,261,149) (f)
	Net Other Assets and Liabilities — (0.0)%	(815)
	Net Assets — 100.0%	$3,286,703

(a)	Non-income producing security.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At November 30, 2021, securities noted as such are valued at $184,366 or 5.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of November 30, 2021.

First Trust Innovation Leaders ETF (ILDR)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $290,249 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $263,880. The net unrealized appreciation was $26,369.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Communications Equipment	$166,381	$132,665	$33,716	$—
Electrical Equipment	99,126	56,533	42,593	—
Household Durables	36,603	—	36,603	—
Industrial Conglomerates	57,073	21,842	35,231	—
IT Services	213,436	196,817	16,619	—
Machinery	19,604	—	19,604	—
Other Industry Categories*	2,659,522	2,659,522	—	—
Money Market Funds	35,773	35,773	—	—
Total Investments	$3,287,518	$3,103,152	$184,366	$—

* See Portfolio of Investments for industry breakout.

Currency Exposure Diversification	% of Total Investments
United States Dollar	94.4%
Euro	2.9
Japanese Yen	1.7
Swedish Krona	1.0
Total	100.0%

First Trust Expanded Technology ETF (XPND)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Communications Equipment — 4.4%
468	Arista Networks, Inc. (a)	$58,060
13,277	Cisco Systems, Inc.	728,111
		786,171

	Electronic Equipment, Instruments & Components — 4.1%
3,434	Amphenol Corp., Class A	276,712
217	CDW Corp.	41,091
1,057	Keysight Technologies, Inc. (a)	205,565
462	Trimble, Inc. (a)	39,672
306	Zebra Technologies Corp., Class A (a)	180,167
		743,207

	Entertainment — 0.3%
1,146	Warner Music Group Corp., Class A	49,656

	Interactive Media & Services — 8.0%
271	Alphabet, Inc., Class A (a)	769,084
2,065	Meta Platforms, Inc., Class A (a)	670,010
		1,439,094

	Internet & Direct Marketing Retail — 1.7%
3,731	eBay, Inc.	251,693
202	Etsy, Inc. (a)	55,465
		307,158

	IT Services — 9.1%
2,429	Automatic Data Processing, Inc.	560,832
253	Broadridge Financial Solutions, Inc.	42,648
325	EPAM Systems, Inc. (a)	197,779
141	Gartner, Inc. (a)	44,027
2,065	Paychex, Inc.	246,148
2,639	Square, Inc., Class A (a)	549,783
		1,641,217

	Media — 3.8%
960	Charter Communications, Inc., Class A (a)	620,429
998	DISH Network Corp., Class A (a)	31,188
594	Omnicom Group, Inc.	39,982
		691,599

	Semiconductors & Semiconductor Equipment — 27.1%
5,183	Applied Materials, Inc.	762,886
251	Enphase Energy, Inc. (a)	62,750
363	Entegris, Inc.	53,027
876	KLA Corp.	357,522
815	Lam Research Corp.	554,078
87	Monolithic Power Systems, Inc.	48,151
3,501	NVIDIA Corp.	1,143,987

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
981	ON Semiconductor Corp. (a)	$60,263
231	Qorvo, Inc. (a)	33,779
5,342	QUALCOMM, Inc.	964,551
358	Teradyne, Inc.	54,727
4,105	Texas Instruments, Inc.	789,679
		4,885,400

	Software — 35.0%
1,181	Adobe, Inc. (a)	791,093
1,263	Autodesk, Inc. (a)	321,042
1,589	Cadence Design Systems, Inc. (a)	281,984
634	Dynatrace, Inc. (a)	39,847
938	Fortinet, Inc. (a)	311,519
1,385	Intuit, Inc.	903,436
2,596	Microsoft Corp.	858,212
8,791	Oracle Corp.	797,695
89	Paycom Software, Inc. (a)	38,936
162	Paylocity Holding Corp. (a)	40,879
1,137	ServiceNow, Inc. (a)	736,435
876	Synopsys, Inc. (a)	298,716
2,748	Trade Desk (The), Inc., Class A (a)	284,198
1,954	VMware, Inc., Class A	228,110
1,706	Zoom Video Communications, Inc., Class A (a)	360,665
		6,292,767

	Technology Hardware, Storage & Peripherals — 6.4%
5,162	Apple, Inc.	853,279
4,435	Dell Technologies, Inc., Class C (a)	250,444
490	NetApp, Inc.	43,551
		1,147,274
	Total Common Stocks — 99.9%	17,983,543
	(Cost $16,494,402)

	Money Market Funds — 0.1%
22,156	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	22,156
	(Cost $22,156)

	Total Investments — 100.0%	18,005,699
	(Cost $16,516,558) (c)
	Net Other Assets and Liabilities — (0.0)%	(4,988)
	Net Assets — 100.0%	$18,000,711

First Trust Expanded Technology ETF (XPND)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,287,572 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $798,431. The net unrealized appreciation was $1,489,141.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$17,983,543	$—	$—
Money Market Funds	22,156	—	—
Total Investments	$18,005,699	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund VIII

November 30, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Multi-Manager Large Growth ETF (MMLG)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 98.5%
	Aerospace & Defense — 0.4%
8,527	Raytheon Technologies Corp.	$690,005

	Air Freight & Logistics — 0.3%
2,351	FedEx Corp.	541,600

	Automobiles — 1.1%
1,571	Tesla, Inc. (a)	1,798,418

	Beverages — 1.0%
3,302	Constellation Brands, Inc., Class A	744,040
9,603	Monster Beverage Corp. (a)	804,539
		1,548,579

	Biotechnology — 1.2%
17,054	Sarepta Therapeutics, Inc. (a)	1,378,134
3,415	Seagen, Inc. (a)	546,400
		1,924,534

	Building Products — 0.4%
6,253	Fortune Brands Home & Security, Inc.	628,614

	Chemicals — 0.6%
2,693	Sherwin-Williams (The) Co.	892,029

	Commercial Services & Supplies — 0.4%
4,514	Republic Services, Inc.	597,022

	Communications Equipment — 0.6%
4,027	Motorola Solutions, Inc.	1,019,556

	Consumer Finance — 0.6%
6,124	American Express Co.	932,685

	Electronic Equipment, Instruments & Components — 1.2%
4,662	CDW Corp.	882,796
7,038	Cognex Corp.	543,686
13,262	Corning, Inc.	491,888
		1,918,370

	Entertainment — 11.4%
12,657	Netflix, Inc. (a)	8,124,528
26,248	Sea Ltd., ADR (a)	7,561,261
3,629	Walt Disney (The) Co. (a)	525,842
41,856	Warner Music Group Corp., Class A	1,813,621
		18,025,252

	Equity Real Estate Investment Trusts — 0.9%
2,867	Alexandria Real Estate Equities, Inc.	573,601
9,668	Equity LifeStyle Properties, Inc.	786,008
		1,359,609

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies — 5.5%
5,373	Align Technology, Inc. (a)	$3,285,751
9,301	Baxter International, Inc.	693,576
3,848	Dexcom, Inc. (a)	2,164,846
13,420	Edwards Lifesciences Corp. (a)	1,440,100
8,792	Hologic, Inc. (a)	657,026
1,635	Teleflex, Inc.	486,282
		8,727,581

	Health Care Providers & Services — 1.6%
1,906	Laboratory Corp. of America Holdings (a)	543,839
36,572	R1 RCM, Inc. (a)	871,145
2,526	UnitedHealth Group, Inc.	1,122,100
		2,537,084

	Hotels, Restaurants & Leisure — 2.8%
13,229	Airbnb, Inc., Class A (a)	2,282,532
449	Booking Holdings, Inc. (a)	943,730
558	Chipotle Mexican Grill, Inc. (a)	917,023
6,556	Penn National Gaming, Inc. (a)	335,864
		4,479,149

	Insurance — 0.5%
4,074	Chubb Ltd.	731,161

	Interactive Media & Services — 9.4%
1,623	Alphabet, Inc., Class A (a)	4,605,993
449	Alphabet, Inc., Class C (a)	1,279,219
19,010	Match Group, Inc. (a)	2,471,110
19,680	Meta Platforms, Inc., Class A (a)	6,385,373
		14,741,695

	Internet & Direct Marketing Retail — 6.6%
2,203	Amazon.com, Inc. (a)	7,726,075
10,439	DoorDash, Inc., Class A (a)	1,866,180
5,254	Fiverr International Ltd. (a)	744,072
		10,336,327

	IT Services — 13.6%
6,428	Cloudflare, Inc., Class A (a)	1,210,007
4,580	Concentrix Corp.	760,280
1,342	EPAM Systems, Inc. (a)	816,674
4,446	Fidelity National Information Services, Inc.	464,607
2,628	FleetCor Technologies, Inc. (a)	544,338
4,341	Global Payments, Inc.	516,753
7,142	GoDaddy, Inc., Class A (a)	501,154
4,871	Mastercard, Inc., Class A	1,533,975
1,320	Shopify, Inc., Class A (a)	2,008,763
5,180	Snowflake, Inc., Class A (a)	1,761,977
20,273	Square, Inc., Class A (a)	4,223,474

First Trust Multi-Manager Large Growth ETF (MMLG)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
9,702	Twilio, Inc., Class A (a)	$2,776,227
22,119	Visa, Inc., Class A	4,285,998
		21,404,227

	Life Sciences Tools & Services — 1.3%
2,676	Danaher Corp.	860,709
1,792	Thermo Fisher Scientific, Inc.	1,134,031
		1,994,740

	Machinery — 0.6%
2,691	Deere & Co.	929,848

	Media — 1.2%
2,905	Charter Communications, Inc., Class A (a)	1,877,443

	Pharmaceuticals — 2.1%
5,496	Eli Lilly & Co.	1,363,228
8,764	Zoetis, Inc.	1,945,958
		3,309,186

	Professional Services — 2.6%
1,965	CACI International, Inc., Class A (a)	509,780
26,691	CoStar Group, Inc. (a)	2,075,492
3,069	Equifax, Inc.	855,177
7,987	Leidos Holdings, Inc.	702,137
		4,142,586

	Road & Rail — 1.7%
68,916	Uber Technologies, Inc. (a)	2,618,808

	Semiconductors & Semiconductor Equipment — 4.0%
9,371	Advanced Micro Devices, Inc. (a)	1,484,085
6,285	Entegris, Inc.	918,113
13,076	Marvell Technology, Inc.	930,619
4,862	NVIDIA Corp.	1,588,707
6,844	Texas Instruments, Inc.	1,316,580
		6,238,104

	Software — 16.5%
3,583	Adobe, Inc. (a)	2,400,073
6,860	Atlassian Corp. PLC, Class A (a)	2,581,555
1,562	DocuSign, Inc. (a)	384,814
6,269	Intuit, Inc.	4,089,269
21,000	Microsoft Corp.	6,942,390
1,352	Paycom Software, Inc. (a)	591,473
6,265	salesforce.com, Inc. (a)	1,785,274
9,284	ServiceNow, Inc. (a)	6,013,247
4,245	Workday, Inc., Class A (a)	1,164,106
		25,952,201

	Specialty Retail — 2.8%
3,825	Carvana Co. (a)	1,072,607

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
14,834	Floor & Decor Holdings, Inc., Class A (a)	$1,912,251
20,016	TJX (The) Cos., Inc.	1,389,110
		4,373,968

	Technology Hardware, Storage & Peripherals — 3.7%
30,686	Apple, Inc.	5,072,396
8,597	NetApp, Inc.	764,101
		5,836,497

	Textiles, Apparel & Luxury Goods — 1.9%
2,012	Lululemon Athletica, Inc. (a)	914,273
7,709	NIKE, Inc., Class B	1,304,671
10,344	VF Corp.	741,975
		2,960,919
	Total Common Stocks — 98.5%	155,067,797
	(Cost $145,977,812)

	Money Market Funds — 1.5%
2,442,529	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	2,442,529
	(Cost $2,442,529)

	Total Investments — 100.0%	157,510,326
	(Cost $148,420,341) (c)
	Net Other Assets and Liabilities — (0.0)%	(60,615)
	Net Assets — 100.0%	$157,449,711

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $16,144,463 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,054,478. The net unrealized appreciation was $9,089,985.

ADR	-	American Depositary Receipt

First Trust Multi-Manager Large Growth ETF (MMLG)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$155,067,797	$—	$—
Money Market Funds	2,442,529	—	—
Total Investments	$157,510,326	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 97.1%
	Aerospace & Defense — 2.4%
167	AeroVironment, Inc. (a)	$13,487
123	Axon Enterprise, Inc. (a)	20,761
71	HEICO Corp., Class A	8,818
338	Kratos Defense & Security Solutions, Inc. (a)	6,662
		49,728

	Air Freight & Logistics — 0.5%
137	Hub Group, Inc., Class A (a)	10,641

	Auto Components — 1.1%
87	Fox Factory Holding Corp. (a)	15,292
96	Gentherm, Inc. (a)	8,107
		23,399

	Banks — 3.2%
181	Bancorp (The), Inc. (a)	5,117
157	Live Oak Bancshares, Inc.	13,988
137	Silvergate Capital Corp., Class A (a)	28,014
148	Triumph Bancorp, Inc. (a)	18,848
		65,967

	Beverages — 2.2%
259	Celsius Holdings, Inc. (a)	17,718
465	Duckhorn Portfolio (The), Inc. (a)	8,933
232	MGP Ingredients, Inc.	18,091
		44,742

	Biotechnology — 7.9%
47	Beam Therapeutics, Inc. (a)	3,720
41	Biohaven Pharmaceutical Holding Co., Ltd. (a)	4,602
83	Blueprint Medicines Corp. (a)	7,984
111	C4 Therapeutics, Inc. (a)	4,120
213	Centessa Pharmaceuticals PLC, ADR (a)	2,524
341	Crinetics Pharmaceuticals, Inc. (a)	9,316
396	Cytokinetics, Inc. (a)	15,579
528	Exelixis, Inc. (a)	8,865
367	Halozyme Therapeutics, Inc. (a)	12,067
60	Intellia Therapeutics, Inc. (a)	6,901
191	Invitae Corp. (a)	3,247
87	Kymera Therapeutics, Inc. (a)	4,830
76	Ligand Pharmaceuticals, Inc. (a)	12,306
79	Merus N.V. (a)	2,055
45	Mirati Therapeutics, Inc. (a)	6,155
96	Morphic Holding, Inc. (a)	4,579
145	Natera, Inc. (a)	13,262
207	Nuvalent, Inc., Class A (a)	4,415
500	Relay Therapeutics, Inc. (a)	14,710
233	SpringWorks Therapeutics, Inc. (a)	16,741
250	Xenon Pharmaceuticals, Inc. (a)	6,675
		164,653

Shares	Description	Value

	Common Stocks (Continued)
	Building Products — 1.2%
188	AZEK (The) Co., Inc. (a)	$7,373
135	Trex Co., Inc. (a)	17,924
		25,297

	Capital Markets — 1.7%
394	CI Financial Corp.	8,672
16	MarketAxess Holdings, Inc.	5,643
124	Open Lending Corp., Class A (a)	2,882
70	Piper Sandler Cos.	11,602
157	StepStone Group, Inc., Class A	6,495
		35,294

	Chemicals — 1.2%
63	Balchem Corp.	9,954
468	Livent Corp. (a)	14,176
		24,130

	Commercial Services & Supplies — 1.9%
70	Clean Harbors, Inc. (a)	7,101
298	Montrose Environmental Group, Inc. (a)	21,823
52	Tetra Tech, Inc.	9,603
		38,527

	Communications Equipment — 1.0%
294	Calix, Inc. (a)	19,686

	Construction & Engineering — 1.6%
224	Ameresco, Inc., Class A (a)	20,234
318	WillScot Mobile Mini Holdings Corp. (a)	12,113
		32,347

	Construction Materials — 0.5%
252	Summit Materials, Inc., Class A (a)	9,400

	Consumer Finance — 1.5%
91	Encore Capital Group, Inc. (a)	5,309
301	PRA Group, Inc. (a)	12,780
306	PROG Holdings, Inc. (a)	13,807
		31,896

	Diversified Consumer Services — 0.6%
69	Bright Horizons Family Solutions, Inc. (a)	8,483
162	Chegg, Inc. (a)	4,512
		12,995

	Electrical Equipment — 1.9%
103	Atkore, Inc. (a)	10,969
127	Fluence Energy, Inc. (a)	4,025
13	Generac Holdings, Inc. (a)	5,476
128	Vicor Corp. (a)	18,363
		38,833

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components — 1.2%
95	Cognex Corp.	$7,339
176	National Instruments Corp.	7,307
392	nLight, Inc. (a)	9,757
		24,403

	Energy Equipment & Services — 0.5%
174	Aspen Aerogels, Inc. (a)	9,946

	Food & Staples Retailing — 0.6%
381	Chefs’ Warehouse (The), Inc. (a)	11,838

	Food Products — 0.7%
320	Limoneira Co.	4,678
600	Mission Produce, Inc. (a)	10,626
		15,304

	Health Care Equipment & Supplies — 3.4%
124	AtriCure, Inc. (a)	7,862
98	BioLife Solutions, Inc. (a)	3,740
72	Inmode Ltd. (a)	5,472
22	Insulet Corp. (a)	6,346
60	iRhythm Technologies, Inc. (a)	6,336
196	Neogen Corp. (a)	7,865
119	NuVasive, Inc. (a)	5,719
49	Shockwave Medical, Inc. (a)	8,832
137	Tandem Diabetes Care, Inc. (a)	17,607
		69,779

	Health Care Providers & Services — 1.8%
229	Acadia Healthcare Co., Inc. (a)	12,863
149	AMN Healthcare Services, Inc. (a)	16,988
149	HealthEquity, Inc. (a)	8,147
		37,998

	Health Care Technology — 2.2%
222	HealthStream, Inc. (a)	5,155
50	Inspire Medical Systems, Inc. (a)	11,163
116	Omnicell, Inc. (a)	20,532
68	OptimizeRx Corp. (a)	4,420
116	Schrodinger, Inc. (a)	4,545
		45,815

	Hotels, Restaurants & Leisure — 3.2%
106	Dutch Bros, Inc., Class A (a)	5,601
201	Everi Holdings, Inc. (a)	4,169
215	Krispy Kreme, Inc.	3,128
166	NEOGAMES S.A. (a)	5,531
175	Papa John’s International, Inc.	21,336
174	SeaWorld Entertainment, Inc. (a)	10,265

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
102	Wingstop, Inc.	$16,381
		66,411

	Household Durables — 1.1%
253	Skyline Champion Corp. (a)	19,797
296	Traeger, Inc. (a)	3,822
		23,619

	Independent Power and Renewable Electricity Producers — 0.5%
270	Sunnova Energy International, Inc. (a)	9,982

	Insurance — 1.2%
168	BRP Group, Inc., Class A (a)	6,223
143	Palomar Holdings, Inc. (a)	10,450
195	Ryan Specialty Group Holdings, Inc., Class A (a)	7,463
		24,136

	Interactive Media & Services — 0.9%
874	Angi, Inc. (a)	8,399
401	ZipRecruiter, Inc., Class A (a)	11,088
		19,487

	Internet & Direct Marketing Retail — 1.5%
718	aka Brands Holding Corp. (a)	8,508
306	Revolve Group, Inc. (a)	23,308
		31,816

	IT Services — 3.5%
58	DigitalOcean Holdings, Inc. (a)	5,847
95	Endava PLC, ADR (a)	14,871
101	Flywire Corp. (a)	4,105
67	Globant S.A. (a)	17,756
389	Grid Dynamics Holdings, Inc. (a)	15,260
115	Maximus, Inc.	8,677
50	WEX, Inc. (a)	6,321
		72,837

	Leisure Products — 1.0%
149	Callaway Golf Co. (a)	4,017
368	Hayward Holdings, Inc. (a)	9,009
94	YETI Holdings, Inc. (a)	8,663
		21,689

	Life Sciences Tools & Services — 4.4%
164	Alpha Teknova, Inc. (a)	3,667
26	Bio-Techne Corp.	12,273
93	Cytek Biosciences, Inc. (a)	1,876
65	ICON PLC (a)	17,581
107	Medpace Holdings, Inc. (a)	22,193
94	Repligen Corp. (a)	26,931

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
59	Syneos Health, Inc. (a)	$5,732
		90,253

	Machinery — 4.8%
44	Chart Industries, Inc. (a)	7,680
252	Evoqua Water Technologies Corp. (a)	11,335
663	Gates Industrial Corp. PLC (a)	10,628
143	Hydrofarm Holdings Group, Inc. (a)	4,719
241	Kornit Digital Ltd. (a)	37,333
48	Lindsay Corp.	6,985
56	RBC Bearings, Inc. (a)	11,071
218	Shyft Group (The), Inc.	10,597
		100,348

	Metals & Mining — 1.0%
244	Cleveland-Cliffs, Inc. (a)	4,965
339	MP Materials Corp. (a)	14,896
		19,861

	Multiline Retail — 0.4%
138	Ollie’s Bargain Outlet Holdings, Inc. (a)	8,541

	Oil, Gas & Consumable Fuels — 2.4%
354	Cameco Corp.	8,206
132	Green Plains, Inc. (a)	5,102
879	Magnolia Oil & Gas Corp., Class A	16,675
228	Matador Resources Co.	8,953
497	Viper Energy Partners, L.P.	10,715
		49,651

	Personal Products — 0.9%
500	Beauty Health (The) Co. (a)	12,980
262	BellRing Brands, Inc., Class A (a)	5,638
		18,618

	Pharmaceuticals — 1.3%
257	DICE Therapeutics, Inc. (a)	8,131
181	Pacira BioSciences, Inc. (a)	9,524
279	Supernus Pharmaceuticals, Inc. (a)	8,362
		26,017

	Professional Services — 1.5%
72	Exponent, Inc.	8,388
66	ICF International, Inc.	6,385
182	KBR, Inc.	8,008
103	Korn Ferry	7,492
		30,273

	Road & Rail — 0.7%
46	Saia, Inc. (a)	15,234

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 8.8%
147	Ambarella, Inc. (a)	$26,389
252	Axcelis Technologies, Inc. (a)	15,579
110	Azenta, Inc.	12,441
306	Lattice Semiconductor Corp. (a)	23,234
196	MaxLinear, Inc. (a)	13,197
97	Onto Innovation, Inc. (a)	9,133
97	Power Integrations, Inc.	9,703
179	Semtech Corp. (a)	15,335
73	Silicon Laboratories, Inc. (a)	14,328
75	SiTime Corp. (a)	22,386
38	Synaptics, Inc. (a)	10,725
195	Ultra Clean Holdings, Inc. (a)	10,688
		183,138

	Software — 12.3%
298	8x8, Inc. (a)	6,422
41	Aspen Technology, Inc. (a)	5,946
61	Braze, Inc., Class A (a)	4,648
304	ChannelAdvisor Corp. (a)	7,603
154	CyberArk Software Ltd. (a)	26,619
173	Docebo, Inc. (a)	12,324
173	Envestnet, Inc. (a)	13,264
183	Freshworks, Inc., Class A (a)	6,445
707	GTY Technology Holdings, Inc. (a)	4,652
30	Guidewire Software, Inc. (a)	3,490
616	Mandiant, Inc. (a)	10,454
131	Manhattan Associates, Inc. (a)	20,457
131	Mimecast Ltd. (a)	10,611
51	Monday.com Ltd. (a)	18,350
248	PROS Holdings, Inc. (a)	9,007
104	Q2 Holdings, Inc. (a)	8,351
71	Qualys, Inc. (a)	9,251
104	Rapid7, Inc. (a)	12,902
104	Sprout Social, Inc., Class A (a)	11,615
119	SPS Commerce, Inc. (a)	16,778
10	Tyler Technologies, Inc. (a)	5,190
335	Varonis Systems, Inc. (a)	17,356
41	Zscaler, Inc. (a)	14,226
		255,961

	Specialty Retail — 2.3%
172	Boot Barn Holdings, Inc. (a)	21,042
93	Floor & Decor Holdings, Inc., Class A (a)	11,989
475	Leslie’s, Inc. (a)	9,956
100	National Vision Holdings, Inc. (a)	4,804
		47,791

	Textiles, Apparel & Luxury Goods — 0.8%
105	Crocs, Inc. (a)	17,222

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors — 1.8%
342	Core & Main, Inc., Class A (a)	$9,107
47	Herc Holdings, Inc.	8,011
88	SiteOne Landscape Supply, Inc. (a)	21,152
		38,270
	Total Common Stocks — 97.1%	2,013,773
	(Cost $1,958,038)

	Money Market Funds — 3.0%
61,666	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	61,666
	(Cost $61,666)

	Total Investments — 100.1%	2,075,439
	(Cost $2,019,704) (c)
	Net Other Assets and Liabilities — (0.1)%	(1,193)
	Net Assets — 100.0%	$2,074,246

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $152,512 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $96,777. The net unrealized appreciation was $55,735.

ADR	-	American Depositary Receipt

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,013,773	$—	$—
Money Market Funds	61,666	—	—
Total Investments	$2,075,439	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)

Portfolio of Investments
November 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.5%
	Banks — 10.0%
30,036	DBS Group Holdings Ltd.	$654,263
6,749	Signature Bank	2,040,223
10,411	Silvergate Capital Corp., Class A (a)	2,128,841
		4,823,327

	Capital Markets — 22.6%
15,572	Coinbase Global, Inc., Class A (a)	4,905,180
122,937	Galaxy Digital Holdings Ltd. (a)	2,960,227
17,717	Interactive Brokers Group, Inc., Class A	1,307,869
5,289	Intercontinental Exchange, Inc.	691,378
42,270	Robinhood Markets, Inc., Class A (a)	1,096,484
		10,961,138

	Consumer Finance — 1.6%
150,919	Mogo, Inc. (a)	769,687

	Internet & Direct Marketing Retail — 2.6%
304	MercadoLibre, Inc. (a)	361,276
10,018	Overstock.com, Inc. (a)	894,207
		1,255,483

	IT Services — 11.1%
2,022	Mastercard, Inc., Class A	636,768
6,534	PayPal Holdings, Inc. (a)	1,208,071
389	Shopify, Inc., Class A (a)	591,976
10,448	Square, Inc., Class A (a)	2,176,632
3,927	Visa, Inc., Class A	760,935
		5,374,382

	Semiconductors & Semiconductor Equipment — 4.1%
6,491	Advanced Micro Devices, Inc. (a)	1,027,980
3,009	NVIDIA Corp.	983,221
		2,011,201

	Software — 46.0%
30,748	Argo Blockchain PLC, ADR (a)	555,001
582,053	Bitfarms Ltd. (a)	4,452,705
153,723	Cipher Mining, Inc. (a)	1,212,874
48,815	Greenidge Generation Holdings, Inc. (a)	946,035
107,154	Hut 8 Mining Corp. (a)	1,291,206
27,708	Iris Energy Ltd. (a)	502,900
74,264	Marathon Digital Holdings, Inc. (a)	3,792,663
4,645	MicroStrategy, Inc., Class A (a)	3,351,042
106,123	Riot Blockchain, Inc. (a)	3,965,817
51,666	Stronghold Digital Mining, Inc., Class A (a)	890,722
93,226	Voyager Digital Ltd. (a)	1,328,834
		22,289,799

	Technology Hardware, Storage & Peripherals — 1.5%
84,364	Canaan, Inc., ADR (a)	741,560

Shares	Description	Value

	Common Stocks (Continued)
	Total Common Stocks — 99.5%	$48,226,577
	(Cost $47,824,945)

	Money Market Funds — 0.5%
234,510	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	234,510
	(Cost $234,510)

	Total Investments — 100.0%	48,461,087
	(Cost $48,059,455) (c)
	Net Other Assets and Liabilities — (0.0)%	(18,139)
	Net Assets — 100.0%	$48,442,948

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,760,147 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,358,515. The net unrealized appreciation was $401,632.

ADR	-	American Depositary Receipt

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)

Portfolio of Investments (Continued)
November 30, 2021 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of November 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$48,226,577	$—	$—
Money Market Funds	234,510	—	—
Total Investments	$48,461,087	$—	$—

* See Portfolio of Investments for industry breakout.